UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II
BlackRock Dynamic High Income Portfolio
BlackRock Multi-Asset Income Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2025

Date of reporting period: 01/31/2025

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.
BlackRock Dynamic High Income Portfolio

Institutional Shares | BDHIX

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about BlackRock Dynamic High Income Portfolio (the “Fund”) for the period of August 1, 2024 to January 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$34	0.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Institutional Shares ...
	5.50%	12.90%	4.41%	5.35%
MSCI World Index...
	8.04	21.40	12.08	10.53
Bloomberg U.S. Aggregate Bond Index...
	0.18	2.07	(0.60)	1.19
50% MSCI World High Dividend Index/50% Bloomberg U.S. High Yield 2% Issuer Capped Index...
	3.69	10.47	5.71	6.13

Key Fund statistics

Net Assets...
$1,151,963,975
Number of Portfolio Holdings...
1,813
Portfolio Turnover Rate...
59%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Ten largest holdings

Portfolio composition

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Dividend Growth ETF...
7.7%
BlackRock Floating Rate Income Portfolio, Class K Shares...
3.8
iShares International Dividend Growth ETF...
1.7
Societe Generale SA (Apple, Inc.), 10.62%, 03/18/25...
1.2
Citigroup, Inc. (Meta Platforms, Inc.), 16.60%, 03/17/25...
1.0
Citigroup, Inc. (Microsoft Corp.), 10.57%, 03/17/25...
1.0
Royal Bank of Canada (NVIDIA Corp.), 14.59%, 02/24/25...
0.8
Microsoft Corp...
0.6
Barclays Bank plc (NVIDIA Corp.), 28.52%, 02/25/25...
0.5
JPMorgan Structured Products BV (S&P Global, Inc.), 7.44%, 02/10/25...
0.4

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Equity-Linked Notes...
28.8%
Common Stocks...
20.2
Investment Companies...
13.3
Asset-Backed Securities...
12.4
Floating Rate Loan Interests...
11.0
Corporate Bonds...
8.0
Non-Agency Mortgage-Backed Securities...
4.3
Foreign Government Obligations...
1.3
Foreign Agency Obligations...
0.5
Fixed Rate Loan Interests...
0.1
OtherFootnote Reference(b)...
0.1
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Dynamic High Income Portfolio

Institutional Shares | BDHIX

Semi-Annual Shareholder Report — January 31, 2025

BDHIX-01/25-SAR

BlackRock Dynamic High Income Portfolio

Investor A Shares | BDHAX

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about BlackRock Dynamic High Income Portfolio (the “Fund”) for the period of August 1, 2024 to January 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$47	0.91%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Investor A Shares ...
	5.36%	12.74%	4.17%	5.11%
Investor A Shares (with sales charge)...
	(0.17)	6.83	3.05	4.54
MSCI World Index...
	8.04	21.40	12.08	10.53
Bloomberg U.S. Aggregate Bond Index...
	0.18	2.07	(0.60)	1.19
50% MSCI World High Dividend Index/50% Bloomberg U.S. High Yield 2% Issuer Capped Index...
	3.69	10.47	5.71	6.13

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

Key Fund statistics

Net Assets...
$1,151,963,975
Number of Portfolio Holdings...
1,813
Portfolio Turnover Rate...
59%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Ten largest holdings

Portfolio composition

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Dividend Growth ETF...
7.7%
BlackRock Floating Rate Income Portfolio, Class K Shares...
3.8
iShares International Dividend Growth ETF...
1.7
Societe Generale SA (Apple, Inc.), 10.62%, 03/18/25...
1.2
Citigroup, Inc. (Meta Platforms, Inc.), 16.60%, 03/17/25...
1.0
Citigroup, Inc. (Microsoft Corp.), 10.57%, 03/17/25...
1.0
Royal Bank of Canada (NVIDIA Corp.), 14.59%, 02/24/25...
0.8
Microsoft Corp...
0.6
Barclays Bank plc (NVIDIA Corp.), 28.52%, 02/25/25...
0.5
JPMorgan Structured Products BV (S&P Global, Inc.), 7.44%, 02/10/25...
0.4

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Equity-Linked Notes...
28.8%
Common Stocks...
20.2
Investment Companies...
13.3
Asset-Backed Securities...
12.4
Floating Rate Loan Interests...
11.0
Corporate Bonds...
8.0
Non-Agency Mortgage-Backed Securities...
4.3
Foreign Government Obligations...
1.3
Foreign Agency Obligations...
0.5
Fixed Rate Loan Interests...
0.1
OtherFootnote Reference(b)...
0.1
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Dynamic High Income Portfolio

Investor A Shares | BDHAX

Semi-Annual Shareholder Report — January 31, 2025

BDHAX-01/25-SAR

BlackRock Dynamic High Income Portfolio

Investor C Shares | BDHCX

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about BlackRock Dynamic High Income Portfolio (the “Fund”) for the period of August 1, 2024 to January 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$86	1.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Investor C Shares ...
	4.97%	11.93%	3.40%	4.47%
Investor C Shares (with sales charge)...
	3.97	10.93	3.40	4.47
MSCI World Index...
	8.04	21.40	12.08	10.53
Bloomberg U.S. Aggregate Bond Index...
	0.18	2.07	(0.60)	1.19
50% MSCI World High Dividend Index/50% Bloomberg U.S. High Yield 2% Issuer Capped Index...
	3.69	10.47	5.71	6.13

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

Key Fund statistics

Net Assets...
$1,151,963,975
Number of Portfolio Holdings...
1,813
Portfolio Turnover Rate...
59%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Ten largest holdings

Portfolio composition

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Dividend Growth ETF...
7.7%
BlackRock Floating Rate Income Portfolio, Class K Shares...
3.8
iShares International Dividend Growth ETF...
1.7
Societe Generale SA (Apple, Inc.), 10.62%, 03/18/25...
1.2
Citigroup, Inc. (Meta Platforms, Inc.), 16.60%, 03/17/25...
1.0
Citigroup, Inc. (Microsoft Corp.), 10.57%, 03/17/25...
1.0
Royal Bank of Canada (NVIDIA Corp.), 14.59%, 02/24/25...
0.8
Microsoft Corp...
0.6
Barclays Bank plc (NVIDIA Corp.), 28.52%, 02/25/25...
0.5
JPMorgan Structured Products BV (S&P Global, Inc.), 7.44%, 02/10/25...
0.4

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Equity-Linked Notes...
28.8%
Common Stocks...
20.2
Investment Companies...
13.3
Asset-Backed Securities...
12.4
Floating Rate Loan Interests...
11.0
Corporate Bonds...
8.0
Non-Agency Mortgage-Backed Securities...
4.3
Foreign Government Obligations...
1.3
Foreign Agency Obligations...
0.5
Fixed Rate Loan Interests...
0.1
OtherFootnote Reference(b)...
0.1
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Dynamic High Income Portfolio

Investor C Shares | BDHCX

Semi-Annual Shareholder Report — January 31, 2025

BDHCX-01/25-SAR

BlackRock Dynamic High Income Portfolio

Class K Shares | BDHKX

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about BlackRock Dynamic High Income Portfolio (the “Fund”) for the period of August 1, 2024 to January 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$31	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Class K Shares ...
	5.52%	13.08%	4.48%	5.41%
MSCI World Index...
	8.04	21.40	12.08	10.53
Bloomberg U.S. Aggregate Bond Index...
	0.18	2.07	(0.60)	1.19
50% MSCI World High Dividend Index/50% Bloomberg U.S. High Yield 2% Issuer Capped Index...
	3.69	10.47	5.71	6.13

Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Key Fund statistics

Net Assets...
$1,151,963,975
Number of Portfolio Holdings...
1,813
Portfolio Turnover Rate...
59%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Ten largest holdings

Portfolio composition

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Dividend Growth ETF...
7.7%
BlackRock Floating Rate Income Portfolio, Class K Shares...
3.8
iShares International Dividend Growth ETF...
1.7
Societe Generale SA (Apple, Inc.), 10.62%, 03/18/25...
1.2
Citigroup, Inc. (Meta Platforms, Inc.), 16.60%, 03/17/25...
1.0
Citigroup, Inc. (Microsoft Corp.), 10.57%, 03/17/25...
1.0
Royal Bank of Canada (NVIDIA Corp.), 14.59%, 02/24/25...
0.8
Microsoft Corp...
0.6
Barclays Bank plc (NVIDIA Corp.), 28.52%, 02/25/25...
0.5
JPMorgan Structured Products BV (S&P Global, Inc.), 7.44%, 02/10/25...
0.4

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Equity-Linked Notes...
28.8%
Common Stocks...
20.2
Investment Companies...
13.3
Asset-Backed Securities...
12.4
Floating Rate Loan Interests...
11.0
Corporate Bonds...
8.0
Non-Agency Mortgage-Backed Securities...
4.3
Foreign Government Obligations...
1.3
Foreign Agency Obligations...
0.5
Fixed Rate Loan Interests...
0.1
OtherFootnote Reference(b)...
0.1
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Dynamic High Income Portfolio

Class K Shares | BDHKX

Semi-Annual Shareholder Report — January 31, 2025

BDHKX-01/25-SAR

BlackRock Multi-Asset Income Portfolio

Institutional Shares | BIICX

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about BlackRock Multi-Asset Income Portfolio (the “Fund”) for the period of August 1, 2024 to January 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$28	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Institutional Shares ...
	3.58%	9.49%	4.14%	4.45%
Bloomberg U.S. Aggregate Bond Index...
	0.18	2.07	(0.60)	1.19
MSCI World Index...
	8.04	21.40	12.08	10.53
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index...
	4.06	11.41	5.86	6.02

Key Fund statistics

Net Assets...
$10,611,174,059
Number of Portfolio Holdings...
3,886
Portfolio Turnover Rate...
47%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Ten largest holdings

Portfolio composition

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Dividend Growth ETF...
4.6%
iShares iBoxx $ High Yield Corporate Bond ETF...
2.3
iShares 5-10 Year Investment Grade Corporate Bond ETF...
2.1
Microsoft Corp...
0.8
Societe Generale SA (Apple, Inc.), 10.62%, 03/18/25...
0.5
Taiwan Semiconductor Manufacturing Co. Ltd...
0.4
Citigroup, Inc. (Meta Platforms, Inc.), 16.60%, 03/17/25...
0.4
Citigroup, Inc. (Microsoft Corp.), 10.57%, 03/17/25...
0.4
Meta Platforms, Inc., Class A...
0.4
Alphabet, Inc., Class A...
0.4

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
25.3%
Corporate Bonds...
20.3
Equity-Linked Notes...
14.2
Asset-Backed Securities...
12.7
Floating Rate Loan Interests...
9.0
Investment Companies...
9.0
Non-Agency Mortgage-Backed Securities...
8.0
Foreign Agency Obligations...
0.6
Foreign Government Obligations...
0.5
Fixed Rate Loan Interests...
0.2
OtherFootnote Reference(b)...
0.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Multi-Asset Income Portfolio

Institutional Shares | BIICX

Semi-Annual Shareholder Report — January 31, 2025

BIICX-01/25-SAR

BlackRock Multi-Asset Income Portfolio

Investor A Shares | BAICX

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about BlackRock Multi-Asset Income Portfolio (the “Fund”) for the period of August 1, 2024 to January 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$41	0.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Investor A Shares ...
	3.45%	9.22%	3.88%	4.19%
Investor A Shares (with sales charge)...
	(1.98)	3.49	2.77	3.63
Bloomberg U.S. Aggregate Bond Index...
	0.18	2.07	(0.60)	1.19
MSCI World Index...
	8.04	21.40	12.08	10.53
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index...
	4.06	11.41	5.86	6.02

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

Key Fund statistics

Net Assets...
$10,611,174,059
Number of Portfolio Holdings...
3,886
Portfolio Turnover Rate...
47%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Ten largest holdings

Portfolio composition

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Dividend Growth ETF...
4.6%
iShares iBoxx $ High Yield Corporate Bond ETF...
2.3
iShares 5-10 Year Investment Grade Corporate Bond ETF...
2.1
Microsoft Corp...
0.8
Societe Generale SA (Apple, Inc.), 10.62%, 03/18/25...
0.5
Taiwan Semiconductor Manufacturing Co. Ltd...
0.4
Citigroup, Inc. (Meta Platforms, Inc.), 16.60%, 03/17/25...
0.4
Citigroup, Inc. (Microsoft Corp.), 10.57%, 03/17/25...
0.4
Meta Platforms, Inc., Class A...
0.4
Alphabet, Inc., Class A...
0.4

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
25.3%
Corporate Bonds...
20.3
Equity-Linked Notes...
14.2
Asset-Backed Securities...
12.7
Floating Rate Loan Interests...
9.0
Investment Companies...
9.0
Non-Agency Mortgage-Backed Securities...
8.0
Foreign Agency Obligations...
0.6
Foreign Government Obligations...
0.5
Fixed Rate Loan Interests...
0.2
OtherFootnote Reference(b)...
0.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Multi-Asset Income Portfolio

Investor A Shares | BAICX

Semi-Annual Shareholder Report — January 31, 2025

BAICX-01/25-SAR

BlackRock Multi-Asset Income Portfolio

Investor C Shares | BCICX

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about BlackRock Multi-Asset Income Portfolio (the “Fund”) for the period of August 1, 2024 to January 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$79	1.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Investor C Shares ...
	2.96%	8.42%	3.09%	3.57%
Investor C Shares (with sales charge)...
	1.96	7.42	3.09	3.57
Bloomberg U.S. Aggregate Bond Index...
	0.18	2.07	(0.60)	1.19
MSCI World Index...
	8.04	21.40	12.08	10.53
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index...
	4.06	11.41	5.86	6.02

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

Key Fund statistics

Net Assets...
$10,611,174,059
Number of Portfolio Holdings...
3,886
Portfolio Turnover Rate...
47%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Ten largest holdings

Portfolio composition

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Dividend Growth ETF...
4.6%
iShares iBoxx $ High Yield Corporate Bond ETF...
2.3
iShares 5-10 Year Investment Grade Corporate Bond ETF...
2.1
Microsoft Corp...
0.8
Societe Generale SA (Apple, Inc.), 10.62%, 03/18/25...
0.5
Taiwan Semiconductor Manufacturing Co. Ltd...
0.4
Citigroup, Inc. (Meta Platforms, Inc.), 16.60%, 03/17/25...
0.4
Citigroup, Inc. (Microsoft Corp.), 10.57%, 03/17/25...
0.4
Meta Platforms, Inc., Class A...
0.4
Alphabet, Inc., Class A...
0.4

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
25.3%
Corporate Bonds...
20.3
Equity-Linked Notes...
14.2
Asset-Backed Securities...
12.7
Floating Rate Loan Interests...
9.0
Investment Companies...
9.0
Non-Agency Mortgage-Backed Securities...
8.0
Foreign Agency Obligations...
0.6
Foreign Government Obligations...
0.5
Fixed Rate Loan Interests...
0.2
OtherFootnote Reference(b)...
0.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Multi-Asset Income Portfolio

Investor C Shares | BCICX

Semi-Annual Shareholder Report — January 31, 2025

BCICX-01/25-SAR

BlackRock Multi-Asset Income Portfolio

Class K Shares | BKMIX

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about BlackRock Multi-Asset Income Portfolio (the “Fund”) for the period of August 1, 2024 to January 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$26	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Class K Shares ...
	3.50%	9.55%	4.17%	4.48%
Bloomberg U.S. Aggregate Bond Index...
	0.18	2.07	(0.60)	1.19
MSCI World Index...
	8.04	21.40	12.08	10.53
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index...
	4.06	11.41	5.86	6.02

Performance shown prior to the Class K Shares inception date of February 3, 2017 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Key Fund statistics

Net Assets...
$10,611,174,059
Number of Portfolio Holdings...
3,886
Portfolio Turnover Rate...
47%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Ten largest holdings

Portfolio composition

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Dividend Growth ETF...
4.6%
iShares iBoxx $ High Yield Corporate Bond ETF...
2.3
iShares 5-10 Year Investment Grade Corporate Bond ETF...
2.1
Microsoft Corp...
0.8
Societe Generale SA (Apple, Inc.), 10.62%, 03/18/25...
0.5
Taiwan Semiconductor Manufacturing Co. Ltd...
0.4
Citigroup, Inc. (Meta Platforms, Inc.), 16.60%, 03/17/25...
0.4
Citigroup, Inc. (Microsoft Corp.), 10.57%, 03/17/25...
0.4
Meta Platforms, Inc., Class A...
0.4
Alphabet, Inc., Class A...
0.4

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
25.3%
Corporate Bonds...
20.3
Equity-Linked Notes...
14.2
Asset-Backed Securities...
12.7
Floating Rate Loan Interests...
9.0
Investment Companies...
9.0
Non-Agency Mortgage-Backed Securities...
8.0
Foreign Agency Obligations...
0.6
Foreign Government Obligations...
0.5
Fixed Rate Loan Interests...
0.2
OtherFootnote Reference(b)...
0.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Multi-Asset Income Portfolio

Class K Shares | BKMIX

Semi-Annual Shareholder Report — January 31, 2025

BKMIX-01/25-SAR

 (b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report.
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report.

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report.

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
January 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Funds II
BlackRock Dynamic High Income Portfolio
BlackRock Multi-Asset Income Portfolio

Table of Contents
Page

Derivative Financial Instruments

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
January 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB BSL CLO 4 Ltd., Series 2023-4A, Class B,
(3-mo. CME Term SOFR at 2.50% Floor +
2.50%), 6.79%, 04/20/36
(a)(b)
.......... USD 2,000 $ 2,016,039
AB Carval Euro CLO II-C DAC, Series 2X,
Class D, (3-mo. EURIBOR at 3.75% Floor +
3.75%), 6.77%, 02/15/37
(a)(c)
.......... EUR 100 105,582
AGL CLO 11 Ltd., Series 2021-11A, Class C,
(3-mo. CME Term SOFR at 2.05% Floor +
2.31%), 6.61%, 04/15/34
(a)(b)
.......... USD 500 501,286
AGL CLO 17 Ltd., Series 2022-17A, Class C,
(3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 6.39%, 01/21/35
(a)(b)
.......... 1,000 1,002,136
AGL Core CLO 27 Ltd., Series 2023-27A, Class
A, (3-mo. CME Term SOFR at 1.73% Floor +
1.73%), 6.02%, 10/21/36
(a)(b)
.......... 1,500 1,507,857
AGL Core CLO 36 Ltd., Series 2024-36A, Class
B, (3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.85%, 01/23/38
(a)(b)
.......... 2,000 2,001,265
AIMCO CLO, Series 2015-AA, Class CR3,
(3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 6.10%, 10/17/34
(a)(b)
.......... 1,000 1,003,885
AIMCO CLO 11 Ltd., Series 2020-11A, Class
A1R2, (3-mo. CME Term SOFR at 1.34%
Floor + 1.34%), 5.64%, 07/17/37
(a)(b)
..... 1,250 1,256,986
AIMCO CLO 14 Ltd., Series 2021-14A, Class
D, (3-mo. CME Term SOFR at 2.90% Floor +
3.16%), 7.45%, 04/20/34
(a)(b)
.......... 865 868,706
AMSR Trust
(b)
Series 2020-SFR2, Class I, 5.25%, 07/17/37 600 595,781
Series 2020-SFR3, Class H, 6.50%,
09/17/37 ..................... 100 99,726
Apidos CLO XL Ltd., Series 2022-40A, Class
D1R, (3-mo. CME Term SOFR at 2.90%
Floor + 2.90%), 7.20%, 07/15/37
(a)(b)
..... 2,000 2,041,521
Arbour CLO VI DAC, Series 6X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
6.37%, 11/15/37
(a)(c)
................ EUR 110 115,101
AREIT Ltd., Series 2025-CRE10, Class A,
(1-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.74%, 12/17/29
(a)(b)
.......... USD 1,150 1,147,125
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, 0.00%, 04/15/30
(a)(b)(d)(e)
.......... 500 107,939
Arini European CLO I DAC, Series 1X, Class D,
(3-mo. EURIBOR at 6.04% Floor + 6.04%),
8.83%, 07/15/36
(a)(c)
................ EUR 100 105,867
Aurium CLO XIII DAC, Series 13X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
0.00%, 04/15/38
(a)(c)
................ 100 103,740
Avoca CLO XVIII DAC, Series 18X, Class DR,
(3-mo. EURIBOR at 3.05% Floor + 3.05%),
5.70%, 01/15/38
(a)(c)
................ 100 104,440
Ballyrock CLO 14 Ltd.
(a)(b)
Series 2020-14A, Class A1AR, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.67%, 07/20/37 ................ USD 1,000 1,008,258
Series 2020-14A, Class A2R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
5.99%, 07/20/37 ................ 1,000 1,008,669
Ballyrock CLO Ltd., Series 2020-2A, Class A2R,
(3-mo. CME Term SOFR at 1.55% Floor +
1.81%), 6.10%, 10/20/31
(a)(b)
.......... 1,600 1,604,776
Benefit Street Partners CLO XII-B Ltd., Series
2017-12BRA, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 6.00%,
10/15/37
(a)(b)
..................... 1,650 1,658,237
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO XXI Ltd., Series
2020-21A, Class A1R, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 5.73%,
10/15/34
(a)(b)
..................... USD 3,500 $ 3,503,186
Benefit Street Partners CLO XXIV Ltd., Series
2021-24A, Class D, (3-mo. CME Term SOFR
at 3.35% Floor + 3.61%), 7.90%, 10/20/34
(a)
(b)
............................ 2,000 2,011,672
Birch Grove CLO 9 Ltd., Series 2024-9A, Class
A1, (3-mo. CME Term SOFR at 1.40% Floor
+ 1.40%), 6.24%, 10/22/37
(a)(b)
......... 2,000 2,012,353
Cairn CLO XVI DAC, Series 2023-16X, Class D,
(3-mo. EURIBOR at 5.20% Floor + 5.20%),
7.99%, 01/15/37
(a)(c)
................ EUR 100 106,226
Canyon CLO Ltd., Series 2018-1A, Class C,
(3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 6.46%, 07/15/31
(a)(b)
.......... USD 1,000 1,003,269
Capital Four CLO VIII DAC, Series 8X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
6.31%, 10/25/37
(a)(c)
................ EUR 130 136,872
CarVal CLO I Ltd., Series 2018-1A, Class D,
(3-mo. CME Term SOFR at 0.00% Floor +
3.15%), 7.46%, 07/16/31
(a)(b)
.......... USD 1,000 1,004,792
CarVal CLO VII-C Ltd., Series 2023-1A, Class
D1R, (3-mo. CME Term SOFR at 3.15%
Floor + 3.15%), 7.44%, 07/20/37
(a)(b)
..... 1,000 1,027,138
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 07/20/37
(a)(b)(d)(e)
...... 1,000 369,600
CIFC European Funding CLO I DAC, Series 1X,
Class DR, (3-mo. EURIBOR at 3.20% Floor
+ 3.20%), 5.99%, 07/15/32
(a)(c)
......... EUR 100 104,643
CIFC Funding 2017-I Ltd., Series 2017-1A,
Class DRR, (3-mo. CME Term SOFR at
3.70% Floor + 3.70%), 7.99%, 04/21/37
(a)(b)
USD 1,000 1,028,384
CIFC Funding 2020-III Ltd., Series 2020-3A,
Class DR, (3-mo. CME Term SOFR at 3.36%
Floor + 3.36%), 7.65%, 10/20/34
(a)(b)
..... 1,000 1,004,748
CIFC Funding 2021-I Ltd., Series 2021-1A,
Class CR, (3-mo. CME Term SOFR at 2.10%
Floor + 2.10%), 6.40%, 07/25/37
(a)(b)
..... 3,000 3,034,985
CIFC Funding 2021-IV Ltd., Series 2021-4A,
Class CR, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 6.19%, 07/23/37
(a)(b)
..... 2,935 2,956,860
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class DRR, (3-mo. CME
Term SOFR at 2.80% Floor + 3.06%),
7.36%, 04/27/31 ................ 500 503,474
Series 2015-3A, Class CR, (3-mo. CME
Term SOFR at 0.00% Floor + 1.91%),
6.20%, 04/19/29 ................ 250 250,340
Series 2019-5A, Class A1R1, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
5.70%, 01/15/35 ................ 2,000 2,005,586
Series 2021-6A, Class A, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.70%,
10/15/34 ..................... 1,750 1,753,076
Clover CLO LLC
(a)(b)
Series 2018-1A, Class CRR, (3-mo. CME
Term SOFR at 2.45% Floor + 2.45%),
6.74%, 04/20/37 ................ 500 505,844
Series 2018-1A, Class D1RR, (3-mo. CME
Term SOFR at 3.45% Floor + 3.45%),
7.74%, 04/20/37 ................ 500 513,114
Series 2020-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.39% Floor + 1.39%),
5.69%, 07/15/37 ................ 1,250 1,260,213

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 7.60%,
07/20/34 ..................... USD 500 $ 502,931
Series 2021-3A, Class DR, (3-mo. CME
Term SOFR at 2.55% Floor + 2.55%),
6.85%, 01/25/35
(f)
............... 1,000 1,000,000
Contego CLO VII DAC, Series 7X, Class DR,
(3-mo. EURIBOR at 3.45% Floor + 3.45%),
6.13%, 01/23/38
(a)(c)
................ EUR 120 125,376
CVC Cordatus Opportunity Loan Fund DAC,
Series 1X, Class D, (3-mo. EURIBOR at
4.00% Floor + 4.00%), 7.02%, 08/15/33
(a)(c)
250 260,258
Diameter Capital CLO 3 Ltd.
(a)(b)
Series 2022-3A, Class A1R, (3-mo. CME
Term SOFR at 1.33% Floor + 1.33%),
5.62%, 01/15/38 ................ USD 2,500 2,517,982
Series 2022-3A, Class A2R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
5.99%, 01/15/38 ................ 2,500 2,512,025
Eaton Vance CLO Ltd., Series 2019-1A, Class
D1R2, (3-mo. CME Term SOFR at 3.35%
Floor + 3.35%), 7.65%, 07/15/37
(a)(b)
..... 1,000 1,027,137
Elmwood CLO 37 Ltd., Series 2024-13A, Class
D1, (3-mo. CME Term SOFR at 2.60% Floor
+ 2.60%), 6.89%, 01/17/38
(a)(b)
......... 2,000 2,000,000
Elmwood CLO I Ltd., Series 2019-1A, Class
DRR, (3-mo. CME Term SOFR at 3.75%
Floor + 3.75%), 8.04%, 04/20/37
(a)(b)
..... 2,000 2,034,270
Elmwood CLO XI Ltd., Series 2021-4A, Class
D, (3-mo. CME Term SOFR at 2.95% Floor +
3.21%), 7.50%, 10/20/34
(a)(b)
.......... 3,400 3,416,310
Fidelity Grand Harbour CLO DAC
(a)(c)
Series 2021-1X, Class D, (3-mo. EURIBOR
at 3.60% Floor + 3.60%), 6.38%,
10/15/34 ..................... EUR 250 262,037
Series 2023-1X, Class D, (3-mo. EURIBOR
at 5.90% Floor + 5.90%), 8.92%,
08/15/36 ..................... 150 155,870
Flatiron CLO 19 Ltd., Series 2019-1A, Class
BR, (3-mo. CME Term SOFR at 1.55% Floor
+ 1.81%), 6.30%, 11/16/34
(a)(b)
......... USD 2,400 2,407,314
FS Rialto Issuer LLC
(a)(b)
Series 2022-FL7, Class A, (1-mo. CME Term
SOFR at 2.90% Floor + 2.90%), 7.20%,
10/19/39 ..................... 1,300 1,299,830
Series 2025-FL10, Class A, (1-mo. CME
Term SOFR at 1.39% Floor + 1.39%),
5.69%, 02/01/30 ................ 1,150 1,147,125
Galaxy XXVI CLO Ltd., Series 2018-26A, Class
BR, (3-mo. CME Term SOFR at 1.60% Floor
+ 1.60%), 6.11%, 11/22/31
(a)(b)
......... 2,500 2,504,374
Generate CLO 7 Ltd., Series 7A, Class A1R,
(3-mo. CME Term SOFR at 1.62% Floor +
1.62%), 5.91%, 04/22/37
(a)(b)
.......... 1,000 1,008,084
Golub Capital Partners CLO 66B Ltd., Series
2023-66A, Class C, (3-mo. CME Term SOFR
at 3.30% Floor + 3.30%), 7.60%, 04/25/36
(a)
(b)
............................ 2,000 2,017,608
Golub Capital Partners CLO 72 B Ltd., Series
2024-72A, Class D, (3-mo. CME Term SOFR
at 4.00% Floor + 4.00%), 8.30%, 04/25/37
(a)
(b)
............................ 1,000 1,027,932
Golub Capital Partners CLO 75B Ltd., Series
2024-75A, Class D1, (3-mo. CME Term
SOFR at 2.95% Floor + 2.95%), 7.25%,
07/25/37
(a)(b)
..................... 1,000 1,021,927
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Golub Capital Partners CLO 77 B Ltd., Series
2024-77A, Class A1, (3-mo. CME Term
SOFR at 1.25% Floor + 1.25%), 5.55%,
01/25/38
(a)(b)
..................... USD 1,000 $ 1,005,986
Greenwood Park CLO Ltd., Series 2018-1A,
Class D, (3-mo. CME Term SOFR at 0.00%
Floor + 2.76%), 7.06%, 04/15/31
(a)(b)
..... 650 654,225
Greywolf CLO V Ltd., Series 2015-1A, Class
BR, (3-mo. CME Term SOFR at 2.00% Floor
+ 2.26%), 6.56%, 01/27/31
(a)(b)
......... 500 500,595
GSAA Home Equity Trust, Series 2006-5, Class
1A1, (1-mo. CME Term SOFR at 0.36% Floor
+ 0.47%), 4.79%, 03/25/36
(a)
.......... 52 15,300
Harvest CLO XXXII DAC, Series 32X, Class D,
(3-mo. EURIBOR at 3.60% Floor + 3.60%),
6.27%, 07/25/37
(a)(c)
................ EUR 110 115,540
Invesco CLO Ltd., Series 2022-1A, Class D,
(3-mo. CME Term SOFR at 3.05% Floor +
3.05%), 7.34%, 04/20/35
(a)(b)
.......... USD 750 753,293
Madison Park Funding XLVI Ltd., Series 2020-
46A, Class CR, (3-mo. CME Term SOFR at
2.05% Floor + 2.31%), 6.61%, 10/15/34
(a)(b)
2,480 2,480,673
Madison Park Funding XXVII Ltd., Series 2018-
27A, Class C, (3-mo. CME Term SOFR at
0.26% Floor + 2.86%), 7.15%, 04/20/30
(a)(b)
500 500,000
Madison Park Funding XXXIII Ltd., Series 2019-
33A, Class DR, (3-mo. CME Term SOFR at
3.10% Floor + 3.10%), 7.40%, 10/15/32
(a)(b)
1,000 1,003,816
Madison Park Funding XXXV Ltd., Series 2019-
35A, Class BR, (3-mo. CME Term SOFR at
1.40% Floor + 1.66%), 5.95%, 04/20/32
(a)(b)
750 752,111
Marathon CLO Ltd., Series 2020-15A, Class
C1R3, (3-mo. CME Term SOFR at 3.20%
Floor + 3.20%), 7.72%, 08/15/37
(a)(b)
..... 2,500 2,568,632
MASTR Asset-Backed Securities Trust, Series
2007-HE1, Class A4, (1-mo. CME Term
SOFR at 0.56% Floor + 0.67%), 4.99%,
05/25/37
(a)
...................... 650 535,787
Neuberger Berman Loan Advisers CLO 34 Ltd.,
Series 2019-34A, Class BR, (3-mo. CME
Term SOFR at 1.75% Floor + 1.75%), 6.04%,
01/20/35
(a)(b)
..................... 4,000 4,004,599
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class CR, (3-mo. CME Term SOFR
at 1.85% Floor + 2.11%), 6.41%, 07/17/30
(a)(b)
250 250,327
OHA Credit Funding 13 Ltd.
(a)(b)
Series 2022-13A, Class AR, (3-mo. CME
Term SOFR at 1.35% Floor + 1.35%),
5.64%, 07/20/37 ................ 3,500 3,519,404
Series 2022-13A, Class D2R, (3-mo. CME
Term SOFR at 4.10% Floor + 4.10%),
8.39%, 07/20/37 ................ 1,000 1,026,634
OHA Credit Funding 16 Ltd., Series 2023-16A,
Class D, (3-mo. CME Term SOFR at 4.00%
Floor + 4.00%), 8.29%, 10/20/36
(a)(b)
..... 2,000 2,023,385
OHA Credit Partners VII Ltd.
(a)(b)
Series 2012-7A, Class D1R3, (3-mo. CME
Term SOFR at 2.90% Floor + 3.16%),
7.68%, 02/20/34 ................ 1,000 1,006,467
Series 2012-7A, Class D1R4, (3-mo. CME
Term SOFR at 2.50% Floor + 2.50%),
0.00%, 02/20/38 ................ 1,000 1,000,000
OHA Loan Funding Ltd., Series 2013-1A, Class
D1R3, (3-mo. CME Term SOFR at 3.30%
Floor + 3.30%), 7.59%, 04/23/37
(a)(b)
..... 1,700 1,744,091

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Palmer Square CLO Ltd.
(a)(b)
Series 2019-1A, Class BR, (3-mo. CME Term
SOFR at 2.26% Floor + 2.26%), 6.78%,
11/14/34 ..................... USD 500 $ 501,575
Series 2020-3A, Class BR2, (3-mo. CME
Term SOFR at 2.65% Floor + 2.65%),
7.17%, 11/15/36 ................ 1,000 1,013,675
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 6.51%,
01/15/35 ..................... 1,750 1,754,026
Series 2021-4A, Class A, (3-mo. CME Term
SOFR at 1.43% Floor + 1.43%), 5.73%,
10/15/34 ..................... 3,000 3,004,500
Series 2021-4A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 6.51%,
10/15/34 ..................... 1,400 1,403,208
Series 2021-4A, Class D, (3-mo. CME Term
SOFR at 3.21% Floor + 3.21%), 7.51%,
10/15/34 ..................... 3,000 3,013,669
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 6.34%,
04/20/35 ..................... 1,500 1,502,967
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 7.34%,
04/20/35 ..................... 1,000 1,005,263
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.64%,
07/20/37 ..................... 2,000 2,010,919
Palmer Square European Loan Funding DAC,
Series 2024-2X, Class D, (3-mo. EURIBOR
at 3.15% Floor + 3.15%), 6.50%, 05/15/34
(a)
(c)
............................ EUR 100 104,623
Penta CLO DAC, Series 2024-17X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
6.81%, 08/15/38
(a)(c)
................ 100 105,059
Providus CLO II DAC, Series 2X, Class DRR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.99%, 10/15/38
(a)(c)
................ 100 104,910
Providus CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 2.95% Floor + 2.95%),
5.97%, 02/15/35
(a)(c)
................ 100 104,395
Rad CLO 12 Ltd., Series 2021-12A, Class D,
(3-mo. CME Term SOFR at 3.05% Floor +
3.31%), 7.60%, 10/30/34
(a)(b)
.......... USD 1,500 1,508,573
Rad CLO 14 Ltd., Series 2021-14A, Class D,
(3-mo. CME Term SOFR at 3.00% Floor +
3.26%), 7.56%, 01/15/35
(a)(b)
.......... 1,000 1,004,196
Regatta VI Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. CME Term SOFR at 2.15%
Floor + 2.41%), 6.70%, 04/20/34
(a)(b)
..... 250 250,752
Regatta XV Funding Ltd., Series 2018-4A,
Class C, (3-mo. CME Term SOFR at 3.30%
Floor + 3.56%), 7.86%, 10/25/31
(a)(b)
..... 250 251,488
Regatta XXIII Funding Ltd., Series 2021-4A,
Class D, (3-mo. CME Term SOFR at 3.05%
Floor + 3.31%), 7.60%, 01/20/35
(a)(b)
..... 1,000 1,005,440
Rockfield Park CLO DAC, Series 1X, Class C,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
6.18%, 07/16/34
(a)(c)
................ EUR 150 157,543
Rockford Tower CLO Ltd., Series 2018-2A,
Class C, (3-mo. CME Term SOFR at 2.20%
Floor + 2.46%), 6.75%, 10/20/31
(a)(b)
..... USD 300 300,700
Silver Point CLO 1 Ltd., Series 2022-1A, Class
BR, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 5.99%, 01/20/38
(a)(b)
......... 1,500 1,506,164
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sixth Street CLO IX Ltd., Series 2017-9A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor
+ 1.38%), 5.67%, 07/21/37
(a)(b)
......... USD 2,000 $ 2,016,344
Sixth Street CLO XX Ltd., Series 2021-20A,
Class B, (3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 6.20%, 10/20/34
(a)(b)
..... 750 752,124
Sona Fios CLO III DAC, Series 3X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
6.41%, 04/20/37
(a)(c)
................ EUR 170 176,623
Sycamore Tree CLO Ltd.
(a)(b)
Series 2023-2A, Class DR, (3-mo. CME
Term SOFR at 4.50% Floor + 4.50%),
8.79%, 01/20/37 ................ USD 2,000 2,056,565
Series 2023-3A, Class CR, (3-mo. CME
Term SOFR at 2.60% Floor + 2.60%),
6.89%, 04/20/37 ................ 1,000 1,017,766
Tallman Park CLO Ltd., Series 2021-1A, Class
C, (3-mo. CME Term SOFR at 2.21% Floor +
2.21%), 6.50%, 04/20/34
(a)(b)
.......... 500 501,202
TCI-Flatiron CLO Ltd., Series 2018-1A, Class
DR, (3-mo. CME Term SOFR at 2.75% Floor
+ 3.01%), 7.31%, 01/29/32
(a)(b)
......... 1,000 1,006,096
TICP CLO VII Ltd., Series 2017-7A, Class CR,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 6.71%, 04/15/33
(a)(b)
.......... 500 501,748
TICP CLO XI Ltd., Series 2018-11A, Class DR,
(3-mo. CME Term SOFR at 3.70% Floor +
3.70%), 8.00%, 04/25/37
(a)(b)
.......... 300 306,202
Tikehau CLO XII DAC, Series 12X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
6.62%, 10/20/38
(a)(c)
................ EUR 100 105,466
Trimaran CAVU Ltd.
(a)(b)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.71%,
07/23/37 ..................... USD 2,000 2,013,512
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.09%,
07/23/37 ..................... 1,000 1,008,501
Series 2021-1A, Class D1R, (3-mo. CME
Term SOFR at 3.40% Floor + 3.40%),
7.69%, 07/23/37 ................ 1,000 1,028,812
Series 2024-1A, Class D1, (3-mo. CME Term
SOFR at 3.15% Floor + 3.15%), 7.41%,
01/25/38 ..................... 2,000 2,053,454
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(c)
................. GBP 189 243,863
Upland CLO Ltd., Series 2016-1A, Class CR,
(3-mo. CME Term SOFR at 0.00% Floor +
3.16%), 7.45%, 04/20/31
(a)(b)
.......... USD 500 502,650
Wellington Management CLO 3 Ltd., Series
2024-3A, Class D1, (3-mo. CME Term SOFR
at 3.00% Floor + 3.00%), 7.29%, 07/18/37
(a)
(b)
............................ 1,000 1,021,856
Whitebox CLO IV Ltd., Series 2023-4A, Class
D, (3-mo. CME Term SOFR at 5.15% Floor +
5.15%), 9.44%, 04/20/36
(a)(b)
.......... 1,000 1,017,471
Total Asset-Backed Securities — 12.0%
(Cost: $138,082,116) .............................. 138,714,452

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.6%
Airbus SE ......................... 2,895 $ 500,752
BAE Systems plc .................... 77,049 1,164,691
Boeing Co. (The)
(e)
................... 3,193 563,628
GE Aerospace ...................... 9,494 1,932,694
L3Harris Technologies, Inc. ............. 7,656 1,623,149
RTX Corp. ........................ 5,533 713,480
6,498,394
Automobile Components — 0.1%
Aptiv plc
(e)
......................... 12,790 798,352
Lear Corp. ........................ 3,025 284,622
1,082,974
Automobiles — 0.0%
General Motors Co. .................. 3,913 193,537
Banks — 1.1%
Banco Bilbao Vizcaya Argentaria SA ....... 160,157 1,823,380
Citigroup, Inc. ...................... 43,978 3,581,129
Citizens Financial Group, Inc. ........... 34,780 1,654,485
First Citizens BancShares, Inc. , Class A ..... 906 1,997,449
M&T Bank Corp. .................... 5,848 1,176,851
Sberbank of Russia PJSC
(e)(f)
............ 98,136 10
Wells Fargo & Co. ................... 28,356 2,234,453
12,467,757
Beverages — 0.4%
Coca-Cola Co. (The) ................. 25,653 1,628,453
Constellation Brands, Inc. , Class A ........ 3,035 548,728
Diageo plc ........................ 60,523 1,803,007
Keurig Dr Pepper, Inc. ................ 13,964 448,244
Pernod Ricard SA ................... 2,377 271,475
4,699,907
Biotechnology — 0.2%
AbbVie, Inc. ....................... 11,352 2,087,633
Broadline Retail — 0.2%
Alibaba Group Holding Ltd. , ADR ......... 7,426 733,986
Amazon.com, Inc.
(e)
.................. 2,784 661,701
NMG Parent LLC
(e)(f)
.................. 602 —
PDD Holdings, Inc. , ADR
(e)
............. 4,790 536,049
1,931,736
Building Products — 0.2%
Allegion plc ........................ 11,367 1,508,742
Carrier Global Corp. .................. 965 63,092
Johnson Controls International plc ........ 7,753 604,734
2,176,568
Capital Markets — 0.5%
Carlyle Group, Inc. (The) ............... 10,332 580,245
Charles Schwab Corp. (The) ............ 15,164 1,254,366
Intercontinental Exchange, Inc. .......... 13,285 2,123,341
Moody's Corp. ...................... 2,634 1,315,525
MSCI, Inc. ........................ 854 509,642
State Street Corp. ................... 5,113 519,583
6,302,702
Chemicals — 0.3%
Air Liquide SA ...................... 8,359 1,460,165
Air Products & Chemicals, Inc. ........... 1,698 569,271
Albemarle Corp. .................... 3,053 257,032
Ecolab, Inc. ....................... 183 45,785
International Flavors & Fragrances, Inc. ..... 7,758 675,644
Security
Shares
Shares Value
Chemicals (continued)
Sherwin-Williams Co. (The) ............. 1,086 $ 388,962
3,396,859
Commercial Services & Supplies — 0.2%
Cintas Corp. ....................... 372 74,612
Rentokil Initial plc .................... 164,598 806,127
Republic Services, Inc. ................ 3,789 821,720
Waste Management, Inc. ............... 1,201 264,532
1,966,991
Communications Equipment — 0.1%
Cisco Systems, Inc. .................. 23,178 1,404,587
Construction & Engineering — 0.0%
EMCOR Group, Inc. .................. 96 43,014
MasTec, Inc.
(e)
...................... 206 29,888
Quanta Services, Inc. ................. 182 55,985
128,887
Consumer Finance — 0.1%
Capital One Financial Corp. ............. 2,847 579,962
Consumer Staples Distribution & Retail — 0.3%
Costco Wholesale Corp. ............... 741 726,091
Dollar General Corp. ................. 6,552 465,585
Dollar Tree, Inc.
(e)
.................... 8,100 594,135
Walmart, Inc. ....................... 20,273 1,989,998
3,775,809
Containers & Packaging — 0.2%
Amcor plc ......................... 47,945 466,026
Avery Dennison Corp. ................. 2,498 463,954
Ball Corp. ......................... 3,389 188,767
Sealed Air Corp. .................... 29,816 1,038,491
2,157,238
Distributors — 0.0%
LKQ Corp. ........................ 8,270 309,215
Diversified REITs — 0.2%
Essential Properties Realty Trust, Inc. ...... 12,450 399,645
LondonMetric Property plc .............. 408,593 939,983
Merlin Properties Socimi SA ............ 55,222 636,394
Stoneweg European REIT
(c)
............. 54,103 87,537
2,063,559
Diversified Telecommunication Services — 0.4%
Cellnex Telecom SA
(b)(c)
................ 42,319 1,417,398
Infrastrutture Wireless Italiane SpA
(b)(c)
...... 6,358 66,102
Iridium Communications, Inc. ............ 2,808 80,730
Koninklijke KPN NV .................. 295,506 1,069,295
TELUS Corp. ...................... 76,305 1,106,760
Verizon Communications, Inc. ........... 22,033 867,880
4,608,165
Electric Utilities — 0.6%
Alliant Energy Corp. .................. 2,909 171,282
American Electric Power Co., Inc. ......... 7,678 755,208
CK Infrastructure Holdings Ltd. ........... 7,500 51,074
CLP Holdings Ltd. ................... 4,500 37,416
Duke Energy Corp. .................. 6,260 701,057
Emera, Inc. ........................ 4,868 184,960
Entergy Corp. ...................... 4,349 352,617
Evergy, Inc. ........................ 4,896 314,176
Exelon Corp. ....................... 27,566 1,102,640
FirstEnergy Corp. ................... 7,273 289,465
Kansai Electric Power Co., Inc. (The) ...... 7,400 81,643
Kyushu Electric Power Co., Inc. .......... 8,600 74,522
NextEra Energy, Inc. ................. 8,941 639,818

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
PG&E Corp. ....................... 81,483 $ 1,275,209
Pinnacle West Capital Corp. ............ 2,629 228,618
PPL Corp. ........................ 1,490 50,064
Southern Co. (The) .................. 5,171 434,105
Xcel Energy, Inc. .................... 5,919 397,757
7,141,631
Electrical Equipment — 0.3%
AMETEK, Inc. ...................... 6,107 1,127,108
Eaton Corp. plc ..................... 360 117,518
Emerson Electric Co. ................. 668 86,807
GE Vernova, Inc. .................... 291 108,508
Generac Holdings, Inc.
(e)
............... 143 21,354
Hubbell, Inc. ....................... 3,585 1,516,491
nVent Electric plc .................... 394 25,645
Sensata Technologies Holding plc ......... 12,947 351,641
Vertiv Holdings Co. , Class A ............ 499 58,393
3,413,465
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. , Class A .............. 7,377 522,144
Jabil, Inc. ......................... 3,267 530,593
Keysight Technologies, Inc.
(e)
............ 3,714 662,392
1,715,129
Energy Equipment & Services — 0.2%
Baker Hughes Co. ................... 710 32,788
Baker Hughes Co. , Class A ............. 39,824 1,839,072
Schlumberger NV ................... 4,200 169,176
2,041,036
Entertainment — 0.1%
Electronic Arts, Inc. .................. 6,859 843,039
Walt Disney Co. (The) ................ 3,545 400,798
1,243,837
Financial Services — 0.4%
Fidelity National Information Services, Inc. ... 15,130 1,232,641
Global Payments, Inc. ................ 3,480 392,718
Jack Henry & Associates, Inc. ........... 2,884 502,075
Mastercard, Inc. , Class A ............... 1,660 922,014
Visa, Inc. , Class A ................... 1,287 439,897
Voya Financial, Inc. .................. 10,689 758,812
4,248,157
Food Products — 0.2%
Kraft Heinz Co. (The) ................. 39,786 1,187,214
Lamb Weston Holdings, Inc. ............ 11,542 691,828
1,879,042
Gas Utilities — 0.0%
Osaka Gas Co. Ltd. .................. 3,400 66,847
Ground Transportation — 0.3%
Canadian National Railway Co. .......... 3,799 396,852
Canadian Pacific Kansas City Ltd. ........ 2,867 228,088
CSX Corp. ........................ 13,656 448,873
East Japan Railway Co. ............... 7,600 135,305
SIRVA, Inc.
(e)
....................... 75 187
Union Pacific Corp. .................. 8,093 2,005,364
3,214,669
Health Care Equipment & Supplies — 0.3%
Baxter International, Inc. ............... 53,309 1,735,741
Edwards Lifesciences Corp.
(e)
........... 4,910 355,729
Koninklijke Philips NV
(e)
................ 10,388 286,317
Medtronic plc ...................... 12,956 1,176,664
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
ResMed, Inc. ...................... 1,179 $ 278,456
3,832,907
Health Care Providers & Services — 1.0%
Cardinal Health, Inc. .................. 18,780 2,322,335
Cencora, Inc. ...................... 2,186 555,703
Centene Corp.
(e)
.................... 4,250 272,127
Cigna Group (The) ................... 2,371 697,572
CVS Health Corp. ................... 34,641 1,956,524
Elevance Health, Inc. ................. 730 288,861
Envision Healthcare Corp., (Acquired 11/03/23,
cost $29,013)
(e)(g)
.................. 3,588 41,262
HCA Healthcare, Inc. ................. 134 44,208
Humana, Inc. ...................... 1,929 565,641
Labcorp Holdings, Inc. ................ 4,278 1,068,644
McKesson Corp. .................... 908 540,033
UnitedHealth Group, Inc. ............... 5,332 2,892,557
Universal Health Services, Inc. , Class B .... 2,381 448,961
11,694,428
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc. ....... 4,871 474,192
Assura plc ........................ 2,262,033 1,055,544
Healthpeak Properties, Inc. ............. 82,731 1,709,222
Omega Healthcare Investors, Inc. ......... 24,232 898,038
Target Healthcare REIT plc ............. 58,986 63,410
Welltower, Inc. ...................... 4,867 664,248
4,864,654
Hotels, Restaurants & Leisure — 0.0%
Domino's Pizza, Inc. .................. 1,164 522,776
Household Durables — 0.2%
Sony Group Corp. , ADR ............... 29,881 657,681
Taylor Wimpey plc ................... 746,292 1,105,257
1,762,938
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) .................... 2,310 25,410
Boralex, Inc. , Class A ................. 3,119 55,455
Innergex Renewable Energy, Inc. ......... 10,854 54,369
135,234
Industrial Conglomerates — 0.0%
Siemens AG (Registered) .............. 2,121 454,692
Industrial REITs — 0.4%
EastGroup Properties, Inc. ............. 3,766 638,789
Goodman Group .................... 40,048 893,077
Lineage, Inc. ....................... 12,756 765,360
Rexford Industrial Realty, Inc. ........... 14,913 606,362
Segro plc ......................... 32,767 289,712
STAG Industrial, Inc. ................. 17,343 592,784
Warehouses De Pauw CVA ............. 38,509 827,174
4,613,258
Insurance — 0.6%
American International Group, Inc. ........ 11,408 840,313
Assurant, Inc. ...................... 5,676 1,221,418
Brown & Brown, Inc. .................. 4,943 517,334
Fidelity National Financial, Inc. , Class A ..... 19,391 1,127,975
Globe Life, Inc. ..................... 4,437 541,713
Hartford Financial Services Group, Inc. (The) . 4,521 504,318
Willis Towers Watson plc ............... 2,720 896,417
Zurich Insurance Group AG ............. 2,130 1,290,705
6,940,193

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Interactive Media & Services — 0.6%
Alphabet, Inc. , Class A ................ 15,048 $ 3,070,093
Meta Platforms, Inc. , Class A ............ 4,925 3,394,212
6,464,305
IT Services — 0.5%
Accenture plc , Class A ................ 6,712 2,583,785
Atos SE
(e)
......................... 9,552,859 22,793
Cognizant Technology Solutions Corp. , Class A 22,424 1,852,447
NEXTDC Ltd.
(e)
..................... 46,504 422,906
SUNeVision Holdings Ltd. .............. 763,000 367,594
Travelport Technology Ltd.
(e)(f)
............ 27 86,999
5,336,524
Leisure Products — 0.0%
Hasbro, Inc. ....................... 8,603 497,598
Life Sciences Tools & Services — 0.0%
Fortrea Holdings, Inc.
(e)
................ 13,050 219,371
Machinery — 0.3%
Caterpillar, Inc. ..................... 404 150,062
CNH Industrial NV ................... 25,535 328,891
Cummins, Inc. ...................... 185 65,906
Komatsu Ltd. ...................... 24,500 739,000
Middleby Corp. (The)
(e)
................ 1,729 295,901
Otis Worldwide Corp. ................. 24,772 2,363,744
3,943,504
Media — 0.3%
Comcast Corp. , Class A ............... 36,351 1,223,575
Learfield Communications LLC, (Acquired
09/06/23, cost $13,651)
(e)(f)(g)
.......... 1,086 82,536
Omnicom Group, Inc. ................. 5,257 456,255
Paramount Global , Class B ............. 65,280 710,246
WPP plc .......................... 121,887 1,158,677
3,631,289
Metals & Mining — 0.0%
Freeport-McMoRan, Inc. ............... 992 35,563
Southern Copper Corp. ................ 505 46,268
Teck Resources Ltd. , Class B ........... 10,583 432,341
514,172
Multi-Utilities — 0.3%
CMS Energy Corp. ................... 17,561 1,159,026
Consolidated Edison, Inc. .............. 3,440 322,466
Dominion Energy, Inc. ................. 3,028 168,326
DTE Energy Co. .................... 1,429 171,308
E.ON SE ......................... 13,658 161,777
National Grid plc .................... 38,313 464,785
NiSource, Inc. ...................... 4,433 165,351
Public Service Enterprise Group, Inc. ...... 2,827 236,168
Sempra .......................... 7,797 646,605
3,495,812
Office REITs — 0.1%
BXP, Inc. ......................... 14,752 1,078,961
Oil, Gas & Consumable Fuels — 0.8%
Antero Resources Corp.
(e)
.............. 616 22,989
BP plc ........................... 241,325 1,248,446
Cheniere Energy, Inc. ................. 1,364 305,059
Coterra Energy, Inc. .................. 1,328 36,812
DT Midstream, Inc. ................... 1,325 133,931
Enbridge, Inc. ...................... 4,830 208,873
EQT Corp. ........................ 992 50,711
Expand Energy Corp. ................. 563 57,201
Hess Corp. ........................ 9,816 1,364,718
Kinder Morgan, Inc. .................. 9,954 273,536
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Koninklijke Vopak NV ................. 4,007 $ 183,925
Kosmos Energy Ltd.
(e)
................. 236,514 752,115
LUKOIL PJSC
(e)(f)
.................... 44,196 5
Novatek PJSC
(e)(f)
.................... 80 —
Pembina Pipeline Corp. ............... 4,905 177,050
Plains GP Holdings LP , Class A .......... 4,463 94,392
Range Resources Corp. ............... 555 20,557
Shell plc .......................... 80,402 2,651,767
South Bow Corp. .................... 368 8,795
Targa Resources Corp. ................ 1,066 209,789
TC Energy Corp. .................... 12,682 571,448
Williams Cos., Inc. (The) ............... 22,315 1,236,920
9,609,039
Pharmaceuticals — 0.8%
AstraZeneca plc .................... 18,375 2,579,402
Bayer AG (Registered) ................ 19,897 445,228
Novo Nordisk A/S , Class B ............. 20,910 1,765,320
Sanofi SA ......................... 28,229 3,067,984
Zoetis, Inc. , Class A .................. 4,412 754,011
8,611,945
Professional Services — 0.6%
Dun & Bradstreet Holdings, Inc. .......... 73,920 909,216
Leidos Holdings, Inc. ................. 8,373 1,189,217
Paychex, Inc. ...................... 3,158 466,342
RELX plc ......................... 40,704 2,021,067
SS&C Technologies Holdings, Inc. ........ 21,923 1,774,667
6,360,509
Real Estate Management & Development — 0.2%
ADLER Group SA
(e)(f)
................. 49,454 1
CK Asset Holdings Ltd. ................ 216,500 904,629
VGP NV .......................... 4,005 341,839
Vonovia SE ........................ 29,912 915,104
Wharf Real Estate Investment Co. Ltd. ..... 167,000 415,568
2,577,141
Residential REITs — 0.2%
AvalonBay Communities, Inc. ........... 3,735 827,340
Mid-America Apartment Communities, Inc. ... 4,895 746,879
UNITE Group plc (The) ................ 58,760 622,374
2,196,593
Retail REITs — 0.3%
Federal Realty Investment Trust .......... 7,020 762,582
Link REIT ......................... 221,200 913,947
Regency Centers Corp. ............... 10,869 780,829
Region RE Ltd.
(h)
.................... 233,179 313,152
Simon Property Group, Inc. ............. 5,386 936,410
3,706,920
Semiconductors & Semiconductor Equipment — 1.0%
Applied Materials, Inc. ................ 9,303 1,677,796
Broadcom, Inc. ..................... 11,893 2,631,564
Intel Corp. ........................ 11,518 223,795
Lam Research Corp. ................. 6,882 557,786
Microchip Technology, Inc. .............. 14,633 794,572
Monolithic Power Systems, Inc. .......... 350 223,079
NVIDIA Corp. ...................... 266 31,939
QUALCOMM, Inc. ................... 712 123,126
Taiwan Semiconductor Manufacturing Co. Ltd. 104,000 3,470,803
Texas Instruments, Inc. ................ 12,620 2,329,778
12,064,238
Software — 0.9%
Microsoft Corp. ..................... 17,102 7,098,357
Oracle Corp. ....................... 9,521 1,619,141

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Salesforce, Inc. ..................... 6,104 $ 2,085,737
10,803,235
Specialized REITs — 0.8%
American Tower Corp. ................ 4,996 924,010
Crown Castle, Inc. ................... 9,166 818,341
DigiCo Infrastructure REIT
(e)(h)
........... 63,131 177,796
Digital Realty Trust, Inc. ............... 591 96,841
EPR Properties ..................... 24,359 1,122,950
Equinix, Inc. ....................... 1,495 1,365,922
Extra Space Storage, Inc. .............. 4,668 718,872
Iron Mountain, Inc. ................... 585 59,418
Keppel DC REIT .................... 378,000 609,669
SBA Communications Corp. ............ 7,583 1,498,097
VICI Properties, Inc. .................. 49,393 1,470,430
8,862,346
Specialty Retail — 0.3%
Home Depot, Inc. (The) ............... 5,550 2,286,489
Lowe's Cos., Inc. .................... 1,807 469,892
Tractor Supply Co. ................... 4,805 261,200
3,017,581
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc. ........................ 7,927 1,870,772
Hewlett Packard Enterprise Co. .......... 2,216 46,957
HP, Inc. .......................... 24,089 782,892
Samsung Electronics Co. Ltd. , GDR
(b)(c)
..... 2,476 2,213,468
4,914,089
Textiles, Apparel & Luxury Goods — 0.3%
Burberry Group plc ................... 16,389 239,530
Capri Holdings Ltd.
(e)
................. 15,080 373,682
LVMH Moet Hennessy Louis Vuitton SE ..... 2,415 1,766,342
NIKE, Inc. , Class B .................. 6,215 477,934
Swatch Group AG (The) ............... 2,626 486,495
3,343,983
Tobacco — 0.3%
British American Tobacco plc ............ 30,726 1,219,084
Philip Morris International, Inc. ........... 13,128 1,709,266
2,928,350
Trading Companies & Distributors — 0.0%
Fastenal Co. ....................... 7,045 515,976
Transportation Infrastructure — 0.2%
Aena SME SA
(b)(c)
.................... 2,527 544,215
Atlas Arteria Ltd.
(h)
................... 26,092 81,471
Auckland International Airport Ltd. ........ 59,780 291,383
Flughafen Zurich AG (Registered) ......... 1,080 260,003
Fraport AG Frankfurt Airport Services
Worldwide
(e)
..................... 2,876 171,324
Getlink SE ........................ 5,157 82,498
Incora Top Holdco LLC
(b)(f)
.............. 1,197 29,925
Incora Top Holdco LLC
(f)
............... 25,159 5,372
Japan Airport Terminal Co. Ltd. .......... 4,000 129,912
Transurban Group
(h)
.................. 85,024 700,350
2,296,453
Water Utilities — 0.0%
United Utilities Group plc ............... 8,802 111,214
Total Common Stocks — 19.5%
(Cost: $198,384,790) .............................. 224,718,521
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 0.0%
Wolverine Escrow LLC, 0.00%
,
11/15/26
(b)(f)
.. USD 84 $ —
Automobile Components — 0.2%
(c)
Dana Financing Luxembourg SARL, 8.50%
,
07/15/31 ....................... EUR 139 158,644
Forvia SE
3.75%, 06/15/28 .................. 100 102,616
5.50%, 06/15/31 .................. 355 373,716
IHO Verwaltungs GmbH, 8.75%
,
(8.75% Cash
or 9.50% PIK), 05/15/28
(a)(i)
........... 225 246,253
Mahle GmbH
2.38%, 05/14/28 .................. 100 94,412
6.50%, 05/02/31 .................. 216 226,375
ZF Europe Finance BV
2.00%, 02/23/26 .................. 200 203,744
2.50%, 10/23/27 .................. 100 98,557
ZF Finance GmbH, 2.00%
,
05/06/27 ....... 400 395,830
1,900,147
Automobiles — 0.1%
Aston Martin Capital Holdings Ltd.
10.38%, 03/31/29
(c)
................ GBP 286 353,370
RCI Banque SA
(a)(c)
(5-Year EUR Swap Annual + 2.85%), 2.63%,
02/18/30 ..................... EUR 400 414,782
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50%, 10/09/34 ................ 400 435,189
1,203,341
Banks — 1.3%
Abanca Corp. Bancaria SA, (5-Year EURIBOR
ICE Swap Rate + 2.45%), 4.63%
,
12/11/36
(a)
(c)
............................ 100 105,697
AIB Group plc, (5-Year EURIBOR ICE Swap
Rate + 3.71%), 6.00%
(a)(c)(j)
........... 200 208,729
Al Rajhi Sukuk Ltd., (6-Year USD Constant
Maturity + 1.59%), 6.25%
(a)(c)(j)
......... USD 290 290,816
Alpha Bank SA
(1-Year EUR Swap Annual + 2.43%), 5.00%,
05/12/30
(a)(c)
................... EUR 321 353,245
Banca Monte dei Paschi di Siena SpA
(a)(c)
(3-mo. EURIBOR + 3.28%), 6.75%,
09/05/27 ..................... 148 161,946
(3-mo. EURIBOR + 2.05%), 4.75%,
03/15/29 ..................... 125 135,079
Banco Bilbao Vizcaya Argentaria SA
(a)(j)
(5-Year EUR Swap Annual + 4.27%),
6.88%
(c)
...................... 200 219,410
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.25%), 7.75% USD 400 399,984
Banco BPM SpA
(a)(c)
(5-Year EUR Swap Annual + 3.17%), 2.88%,
06/29/31 ..................... EUR 300 308,339
(5-Year EUR Swap Annual + 3.40%), 3.38%,
01/19/32 ..................... 200 207,072
Banco de Credito Social Cooperativo SA,
(1-Year EURIBOR ICE Swap Rate + 1.70%),
4.13%
,
09/03/30
(a)(c)
................ 100 106,857
Banco de Sabadell SA
(a)(c)(j)
(5-Year EUR Swap Annual + 6.20%), 5.75% 400 422,799
(5-Year EUR Swap Annual + 5.17%), 5.00% 200 207,044
Banco Mercantil del Norte SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.64%), 5.88%
(a)(b)(j)
......... USD 217 207,235
Bangkok Bank PCL, 5.30%
,
09/21/28
(b)
..... 470 473,769

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Bank of Cyprus PCL, (3-mo. EURIBOR +
1.97%), 5.00%
,
05/02/29
(a)(c)
.......... EUR 193 $ 208,115
Bankinter SA, (5-Year EUR Swap Annual +
6.71%), 6.25%
(a)(c)(j)
................ 200 212,486
Barclays plc
(a)(j)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.87%), 6.13% USD 325 325,767
(BPSWS5 + 5.64%), 9.25% .......... GBP 262 347,302
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.43%), 8.00% USD 540 562,744
(USISSO05 + 5.78%), 9.63% ......... 265 295,026
BPER Banca SpA, (5-Year EURIBOR ICE Swap
Rate + 4.35%), 6.50%
(a)(c)(j)
........... EUR 200 215,551
CaixaBank SA
(a)(c)(j)
(5-Year EUR Swap Annual + 6.35%), 5.88% 200 214,742
(5-Year EURIBOR ICE Swap Rate + 5.30%),
7.50% ....................... 200 227,969
(5-Year EURIBOR ICE Swap Rate + 3.94%),
6.25% ....................... 200 212,846
Commerzbank AG
(a)(c)(j)
(5-Year EUR Swap Annual + 4.39%), 4.25% 200 202,034
(5-Year EUR Swap Annual + 6.74%), 6.50% 400 437,721
(5-Year EURIBOR ICE Swap Rate + 5.13%),
7.88% ....................... 200 231,890
Cooperatieve Rabobank UA, (5-Year EUR Swap
Annual + 4.68%), 4.38%
(a)(c)(j)
.......... 200 207,016
Danske Bank A/S, (7-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.13%), 7.00%
(a)(c)(j)
................ USD 680 683,400
Eurobank Ergasias Services & Holdings SA,
(5-Year EURIBOR ICE Swap Rate + 2.00%),
4.25%
,
04/30/35
(a)(c)
................ EUR 125 129,414
Eurobank SA
(a)(c)
(1-Year EUR Swap Annual + 1.80%), 4.00%,
09/24/30 ..................... 150 158,810
(5-Year EURIBOR ICE Swap Rate + 2.17%),
4.88%, 04/30/31 ................ 125 137,759
HSBC Holdings plc
(a)(j)
(5-Year USD Swap Rate + 4.37%), 6.38% . USD 418 417,825
(5-Year USD Swap Rate + 3.75%), 6.00% . 287 285,323
(5-Year EUR Swap Annual + 3.84%),
4.75%
(c)
...................... EUR 200 205,203
ING Groep NV
(a)(c)(j)
(USISSO05 + 4.36%), 8.00% ......... USD 200 210,130
(USISSO05 + 4.08%), 7.25% ......... 200 202,383
Intesa Sanpaolo SpA
(c)
(5-Year EUR Swap Annual + 5.85%),
5.50%
(a)(j)
..................... EUR 952 1,003,673
8.51%, 09/20/32 .................. GBP 295 416,794
KBC Group NV, (5-Year EURIBOR ICE Swap
Rate + 4.93%), 8.00%
(a)(c)(j)
........... EUR 200 229,265
Lloyds Banking Group plc
(a)(j)
(5-Year EURIBOR ICE Swap Rate + 5.29%),
4.95%
(c)
...................... 200 208,230
(5-Year USD Swap Rate + 4.50%), 7.50% . USD 380 383,744
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.82%), 6.75% 285 287,455
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.88%), 8.50% .... GBP 200 259,051
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.91%), 8.00% USD 250 262,040
National Bank of Greece SA, (5-Year EURIBOR
ICE Swap Rate + 3.15%), 5.88%
,
06/28/35
(a)
(c)
............................ EUR 375 416,680
Security
Par (000)
Par (000) Value
Banks (continued)
NatWest Group plc, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.75%), 8.13%
(a)(j)
................. USD 510 $ 542,064
Nordea Bank Abp, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.60%), 3.75%
(a)(b)(j)
................ 560 494,176
Societe Generale SA, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.79%), 8.13%
(a)(b)(j)
................ 280 279,142
Standard Chartered plc, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.14%), 4.30%
(a)(b)(j)
................ 575 516,064
15,437,855
Biotechnology — 0.1%
(c)
Cidron Aida Finco SARL, 6.25%
,
04/01/28 ... GBP 305 360,195
Grifols SA, 7.13%
,
05/01/30 ............. EUR 255 272,919
633,114
Broadline Retail — 0.0%
B&M European Value Retail SA
(c)
4.00%, 11/15/28 .................. GBP 100 115,133
6.50%, 11/27/31 .................. 378 460,555
575,688
Building Products — 0.1%
(c)
EMRLD Borrower LP, 6.38%
,
12/15/30 ..... EUR 302 328,361
HT Troplast GmbH, 9.38%
,
07/15/28 ....... 175 191,857
PCF GmbH, 4.75%
,
04/15/29 ........... 400 341,162
861,380
Capital Markets — 0.2%
Abu Dhabi Developmental Holding Co. PJSC,
5.25%
,
10/02/54
(b)
................. USD 203 185,808
Deutsche Bank AG
(a)(c)(j)
(5-Year EURIBOR ICE Swap Rate + 4.55%),
4.50% ....................... EUR 400 403,549
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13% ....................... 200 222,194
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38% ....................... 200 215,520
UBS Group AG
(a)(j)
(5-Year USD Swap Semi + 4.87%), 7.00%
(c)
USD 402 402,282
(5-Year USD Swap Semi + 4.59%), 6.88%
(c)
200 201,250
(USISSO05 + 3.63%), 6.85%
(b)
........ 275 275,615
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.31%), 4.38%
(b)
655 572,075
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.31%), 4.38%
(c)
200 174,679
2,652,972
Chemicals — 0.3%
Braskem Netherlands Finance BV, 8.00%
,
10/15/34
(b)
...................... 250 241,750
EQUATE Petrochemical Co. KSC, 4.25%
,
11/03/26
(c)
....................... 230 225,616
FIS Fabbrica Italiana Sintetici SpA, 5.63%
,
08/01/27
(c)
...................... EUR 300 314,868
Illuminate Buyer LLC, 9.00%
,
07/01/28
(b)
.... USD 6 6,054
INEOS Finance plc
(c)
6.38%, 04/15/29 .................. EUR 278 299,592
5.63%, 08/15/30 .................. 100 105,140
INEOS Quattro Finance 2 plc
(c)
8.50%, 03/15/29 .................. 314 346,510
6.75%, 04/15/30 .................. 167 178,226
Kronos International, Inc.
9.50%, 03/15/29
(c)
................. 275 310,961

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Lune Holdings SARL, 5.63%
,
11/15/28
(c)
.... EUR 259 $ 188,645
Monitchem HoldCo 3 SA, 8.75%
,
05/01/28
(c)
.. 115 121,593
Nobian Finance BV, 3.63%
,
07/15/26
(c)
..... 127 131,091
Olympus Water US Holding Corp.
(c)
9.63%, 11/15/28 .................. 354 390,914
5.38%, 10/01/29 .................. 135 136,060
Sasol Financing USA LLC, 4.38%
,
09/18/26 .. USD 200 192,126
SCIL IV LLC, 9.50%
,
07/15/28
(c)
.......... EUR 300 332,227
Synthomer plc, 7.38%
,
05/02/29
(c)
......... 203 219,301
3,740,674
Commercial Services & Supplies — 0.2%
Allied Universal Holdco LLC, 4.88%
,
06/01/28
(c)
GBP 383 445,859
Amber Finco plc, 6.63%
,
07/15/29
(c)
....... EUR 304 333,503
APCOA Group GmbH, (3-mo. EURIBOR at
0.00% Floor + 4.13%), 6.91%
,
04/15/31
(a)(c)
170 178,167
Intrum AB
(c)(d)(e)
3.00%, 09/15/27 .................. 568 438,317
9.25%, 03/15/28 .................. 100 77,831
Madison IAQ LLC, 5.88%
,
06/30/29
(b)
...... USD 105 101,212
Paprec Holding SA, 7.25%
,
11/17/29
(c)
...... EUR 114 125,359
Q-Park Holding I BV
(c)
2.00%, 03/01/27 .................. 100 101,403
5.13%, 03/01/29 .................. 100 107,275
5.13%, 02/15/30 .................. 227 243,025
Techem Verwaltungsgesellschaft 674 mbH,
6.00%
,
07/30/26
(c)
................. 88 91,254
Techem Verwaltungsgesellschaft 675 mbH
5.38%, 07/15/29
(c)
................. 280 298,355
Verisure Holding AB
(c)
9.25%, 10/15/27 .................. 80 87,153
7.13%, 02/01/28 .................. 200 208,070
2,836,783
Construction & Engineering — 0.1%
ASG Finance DAC, 9.75%
,
05/15/29
(b)
...... USD 200 201,700
Azzurra Aeroporti SpA, 2.63%
,
05/30/27
(c)
... EUR 300 306,548
Gatwick Airport Finance plc, 4.38%
,
04/07/26
(c)
GBP 169 206,117
Heathrow Finance plc
(c)
3.88%, 03/01/27
(k)
................. 175 207,218
4.13%, 09/01/29
(k)
................. 100 112,832
6.63%, 03/01/31 .................. 116 143,699
1,178,114
Consumer Finance — 0.0%
Encore Capital Group, Inc., 4.25%
,
06/01/28
(c)
100 115,838
Consumer Staples Distribution & Retail — 0.2%
Bellis Acquisition Co. plc, 8.13%
,
05/14/30
(c)
.. 662 786,340
Bellis Finco plc, 4.00%
,
02/16/27
(c)
........ 119 139,806
ELO SACA
(c)
2.88%, 01/29/26 .................. EUR 100 100,136
3.25%, 07/23/27 .................. 200 188,008
Lion/Polaris Lux 4 SA
(3-mo. EURIBOR at 0.00% Floor + 3.63%),
6.30%, 07/01/29
(a)(c)
.............. 295 307,181
Market Bidco Finco plc, 5.50%
,
11/04/27
(c)
... GBP 148 177,082
Picard Groupe SAS, 6.38%
,
07/01/29
(c)
..... EUR 132 142,491
1,841,044
Containers & Packaging — 0.1%
Ardagh Metal Packaging Finance USA LLC,
2.00%
,
09/01/28
(c)
................. 200 189,326
Ardagh Packaging Finance plc, 2.13%
,
08/15/26
(c)
...................... 346 324,152
Fiber Bidco SpA, 10.00%
,
06/15/29
(c)
...... 100 107,651
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Graham Packaging Co., Inc., 7.13%
,
08/15/28
(b)
USD 13 $ 12,934
Kleopatra Finco SARL, 4.25%
,
03/01/26
(c)
... EUR 210 195,652
Kleopatra Holdings 2 SCA, 6.50%
,
09/01/26
(c)
. 100 68,987
OI European Group BV
(c)
6.25%, 05/15/28 .................. 100 106,723
5.25%, 06/01/29 .................. 225 234,959
Trivium Packaging Finance BV, (3-mo.
EURIBOR at 3.75% Floor + 3.75%), 6.77%
,
08/15/26
(a)(c)
..................... 100 104,103
1,344,487
Diversified Consumer Services — 0.1%
(c)
Belron UK Finance plc, 4.63%
,
10/15/29 .... 253 269,745
Pachelbel Bidco SpA
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.86%, 05/17/31
(a)
............... 200 209,574
7.13%, 05/17/31 .................. 200 223,060
702,379
Diversified REITs — 0.0%
VICI Properties LP, 4.63%
,
06/15/25
(b)
...... USD 16 15,964
Diversified Telecommunication Services — 0.4%
Altice France SA
(c)
3.38%, 01/15/28 .................. EUR 293 245,104
4.25%, 10/15/29 .................. 166 138,145
British Telecommunications plc
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 2.54%),
5.13%, 10/03/54 ................ 125 134,253
(5-Year EUR Swap Annual + 2.13%), 1.87%,
08/18/80 ..................... 100 102,692
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.82%), 8.38%,
12/20/83 ..................... GBP 100 132,369
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.82%), 8.38%,
12/20/83 ..................... 100 132,369
Cellnex Telecom SA, 2.13%
,
08/11/30
(c)(l)
.... EUR 300 329,686
Global Switch Finance BV, 1.38%
,
10/07/30
(c)
. 279 272,073
IHS Holding Ltd., 6.25%
,
11/29/28
(b)
....... USD 200 189,688
Iliad Holding SASU
(c)
5.38%, 04/15/30 .................. EUR 181 192,464
6.88%, 04/15/31 .................. 279 310,867
Iliad SA
(c)
5.38%, 02/15/29 .................. 100 109,361
5.63%, 02/15/30 .................. 300 333,134
Infrastrutture Wireless Italiane SpA
(c)
1.63%, 10/21/28 .................. 150 148,178
1.75%, 04/19/31 .................. 290 278,646
Level 3 Financing, Inc., 11.00%
,
11/15/29
(b)
.. USD 37 42,368
Lorca Telecom Bondco SA, 5.75%
,
04/30/29
(c)
EUR 689 748,514
Virgin Media Secured Finance plc
(c)
4.25%, 01/15/30 .................. GBP 163 179,367
4.13%, 08/15/30 .................. 286 307,404
4,326,682
Electric Utilities — 0.3%
California Buyer Ltd.
5.63%, 02/15/32
(c)
................. EUR 294 314,449
ContourGlobal Power Holdings SA, 5.00%
,
02/28/30
(c)
...................... 148 156,092
Diamond II Ltd., 7.95%
,
07/28/26
(b)
........ USD 200 203,188
EDP SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 2.05%),
4.75%, 05/29/54 ................ EUR 200 211,889
(5-Year EURIBOR ICE Swap Rate + 2.40%),
4.63%, 09/16/54 ................ 200 209,936

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
(5-Year EUR Swap Annual + 2.38%), 1.88%,
08/02/81 ..................... EUR 200 $ 203,208
Series NC8, (5-Year EUR Swap Annual +
2.08%), 1.88%, 03/14/82 .......... 400 378,651
Enel SpA, (5-Year EURIBOR ICE Swap Rate +
2.01%), 4.25%
(a)(c)(j)
................ 225 234,015
Engie Energia Chile SA, 3.40%
,
01/28/30
(c)
.. USD 200 177,920
Naturgy Finance Iberia SA, (5-Year EUR Swap
Annual + 2.44%), 2.37%
(a)(c)(j)
.......... EUR 300 303,458
PG&E Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.88%),
7.38%
,
03/15/55
(a)
................. USD 45 43,722
Public Power Corp. SA, 4.63%
,
10/31/31
(c)
... EUR 141 149,464
Terna - Rete Elettrica Nazionale, (5-Year
EURIBOR ICE Swap Rate + 2.14%),
4.75%
(a)(c)(j)
...................... 275 293,750
2,879,742
Electrical Equipment — 0.0%
Vertiv Group Corp., 4.13%
,
11/15/28
(b)
...... USD 113 107,304
Energy Equipment & Services — 0.0%
OEG Finance plc, 7.25%
,
09/27/29
(c)
....... EUR 137 148,534
Entertainment — 0.1%
Banijay Entertainment SAS, 7.00%
,
05/01/29
(c)
247 269,437
Pinewood Finco plc
6.00%, 03/27/30
(c)
................. GBP 415 511,484
780,921
Financial Services — 0.3%
Bracken MidCo1 plc, 6.75%
,
(6.75% Cash or
7.50% PIK), 11/01/27
(c)(i)
............. 113 137,133
Garfunkelux Holdco 3 SA, 6.75%
,
11/01/25
(c)
. EUR 100 71,592
Jerrold Finco plc, 5.25%
,
01/15/27
(c)
....... GBP 204 249,781
Nationwide Building Society
(a)(c)(j)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.63%), 5.75% .... 200 243,314
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.85%), 7.50% .... 200 250,381
Nexi SpA, 0.00%
,
02/24/28
(c)(l)(m)
.......... EUR 600 557,006
ProGroup AG
(c)
5.13%, 04/15/29 .................. 100 101,406
5.38%, 04/15/31 .................. 121 121,221
Stena International SA, 7.25%
,
01/15/31
(b)
... USD 400 408,707
Thames Water Utilities Finance plc
(c)
4.00%, 06/19/25 .................. GBP 107 102,819
4.00%, 04/18/27 .................. EUR 100 74,425
0.88%, 01/31/28 .................. 138 98,781
1.25%, 01/31/32 .................. 138 100,207
Titanium 2l Bondco SARL, 6.25%
,
(6.25% Cash
or 6.25% PIK), 01/14/31
(i)
............ 324 101,581
Worldline SA, 0.00%
,
07/30/26
(c)(l)(m)
....... 424 424,683
3,043,037
Food Products — 0.1%
(c)
Boparan Finance plc, 9.38%
,
11/07/29 ..... GBP 164 198,321
Irca SpA, (3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.63%
,
12/15/29
(a)
........... EUR 193 201,720
Premier Foods Finance plc, 3.50%
,
10/15/26 . GBP 100 122,590
Tereos Finance Groupe I SA
4.75%, 04/30/27 .................. EUR 120 125,421
7.25%, 04/15/28 .................. 132 142,928
5.75%, 04/30/31 .................. 154 161,550
952,530
Security
Par (000)
Par (000) Value
Ground Transportation — 0.3%
BCP V Modular Services Finance II plc
(c)
4.75%, 11/30/28 .................. EUR 100 $ 101,735
6.13%, 11/30/28 .................. GBP 220 262,921
Boels Topholding BV
(c)
6.25%, 02/15/29 .................. EUR 170 184,721
5.75%, 05/15/30 .................. 200 215,755
DAE Funding LLC, 2.63%
,
03/20/25
(c)
...... USD 200 198,768
EC Finance plc, 3.00%
,
10/15/26
(c)
........ EUR 107 109,939
Edge Finco plc, 8.13%
,
08/15/31
(c)
........ GBP 374 470,938
Kapla Holding SAS
(c)
(3-mo. EURIBOR + 3.50%), 6.39%,
07/31/30
(a)
.................... EUR 181 189,579
5.00%, 04/30/31 .................. 171 179,671
La Poste SA, (5-Year EURIBOR ICE Swap Rate
+ 2.68%), 5.00%
(a)(c)(j)
............... 200 214,087
Loxam SAS
(c)
6.38%, 05/15/28 .................. 150 161,609
6.38%, 05/31/29 .................. 302 329,100
Mobico Group plc
(c)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.14%), 4.25%
(a)(j)
.. GBP 244 292,465
3.62%, 11/20/28
(k)
................. 114 130,884
SGL Group ApS, (3-mo. EURIBOR at 0.00%
Floor + 4.75%), 7.43%
,
04/22/30
(a)
...... EUR 317 330,336
Uber Technologies, Inc., 6.25%
,
01/15/28
(b)
.. USD 24 24,193
3,396,701
Health Care Providers & Services — 0.1%
CVS Health Corp.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.52%), 6.75%,
12/10/54 ..................... 115 113,699
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.89%), 7.00%,
03/10/55 ..................... 475 479,780
Ephios Subco 3 SARL, 7.88%
,
01/31/31
(c)
... EUR 352 395,829
989,308
Health Care REITs — 0.0%
MPT Operating Partnership LP, 7.00%
,
02/15/32 ....................... 277 283,466
Hotels, Restaurants & Leisure — 0.4%
Allwyn Entertainment Financing UK plc, 7.25%
,
04/30/30
(c)
...................... 275 303,016
Bertrand Franchise Finance SAS, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 6.49%
,
07/18/30
(a)(c)
..................... 221 230,765
Carnival Corp., 7.00%
,
08/15/29
(b)
......... USD 255 267,297
Cirsa Finance International SARL, (3-mo.
EURIBOR + 4.50%), 7.11%
,
07/31/28
(a)(c)
.. EUR 100 105,296
CPUK Finance Ltd., 7.88%
,
08/28/29
(c)
..... GBP 100 126,429
Deuce Finco plc, 5.50%
,
06/15/27
(c)
....... 120 145,953
Elior Group SA
(c)
3.75%, 07/15/26 .................. EUR 230 238,602
5.63%, 03/15/30 .................. 247 259,128
Food Service Project SA, 5.50%
,
01/21/27
(c)
.. 100 104,829
Inter Media & Communication SpA, 6.75%
,
02/09/27
(c)
...................... 211 222,737
International Game Technology plc, 5.25%
,
01/15/29
(b)
...................... USD 215 211,563
Lottomatica Group SpA
(c)
5.38%, 06/01/30 .................. EUR 132 141,532
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.94%, 12/15/30
(a)
............... 100 104,389

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
6.19%, 06/01/31
(a)
............... EUR 100 $ 104,541
Melco Resorts Finance Ltd., 7.63%
,
04/17/32
(b)
USD 200 199,626
Motion Finco SARL, 7.38%
,
06/15/30
(c)
..... EUR 202 217,308
Pinnacle Bidco plc, 10.00%
,
10/11/28
(c)
..... GBP 200 263,806
Stonegate Pub Co., 10.75%
,
07/31/29
(c)
..... 103 132,850
Stonegate Pub Co. Financing 2019 plc
(c)
(3-mo. EURIBOR + 6.63%), 9.65%,
07/31/29
(a)
.................... EUR 112 119,529
10.75%, 07/31/29 ................. GBP 143 184,443
TUI AG, 5.88%
,
03/15/29
(c)
............. EUR 179 194,422
TUI Cruises GmbH
(c)
6.50%, 05/15/26 .................. 40 41,443
6.25%, 04/15/29 .................. 100 109,294
5.00%, 05/15/30 .................. 193 204,006
4,232,804
Household Durables — 0.0%
LG Electronics, Inc., 5.63%
,
04/24/27
(b)
..... USD 342 345,848
Independent Power and Renewable Electricity Producers — 0.0%
AES Andes SA
(b)
6.30%, 03/15/29 .................. 200 201,150
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.84%), 8.15%,
06/10/55
(a)
.................... 215 218,919
420,069
Insurance — 0.1%
Ardonagh Finco Ltd.
6.88%, 02/15/31
(c)
................. EUR 590 628,898
UnipolSai Assicurazioni SpA, 4.90%
,
05/23/34
(c)
300 330,263
959,161
IT Services — 0.2%
Almaviva-The Italian Innovation Co. SpA,
5.00%
,
10/30/30
(c)
................. 160 168,889
Atos SE
(c)(k)
9.00%, 12/18/29 .................. 282 301,770
5.00%, 12/18/30 .................. 406 268,147
Engineering - Ingegneria Informatica - SpA
(c)
(3-mo. EURIBOR + 5.75%), 8.39%,
02/15/30
(a)
.................... 100 104,829
8.63%, 02/15/30 .................. 131 141,013
ION Trading Technologies SARL, 5.75%
,
05/15/28
(b)
...................... USD 200 188,546
OVH Groupe SAS, 4.75%
,
02/05/31
(c)
...... EUR 112 117,060
United Group BV
(c)
4.00%, 11/15/27 .................. 133 137,187
3.63%, 02/15/28 .................. 145 147,930
6.75%, 02/15/31 .................. 100 108,476
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
7.27%, 02/15/31
(a)
............... 100 104,129
6.50%, 10/31/31 .................. 100 108,408
1,896,384
Machinery — 0.1%
Dynamo Newco II GmbH, 6.25%
,
10/15/31
(c)
. 114 120,782
IMA Industria Macchine Automatiche SpA,
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
6.54%
,
04/15/29
(a)(c)
................ 382 399,160
Nova Alexandre III SAS
(3-mo. EURIBOR at 0.00% Floor + 5.25%),
8.03%, 07/15/29
(a)(c)
.............. 225 232,693
TK Elevator Holdco GmbH, 6.63%
,
07/15/28
(c)
187 194,893
TK Elevator Midco GmbH, 4.38%
,
07/15/27
(c)
. 150 155,447
1,102,975
Security
Par (000)
Par (000) Value
Marine Transportation — 0.0%
Danaos Corp., 8.50%
,
03/01/28
(b)
......... USD 160 $ 162,864
Media — 0.2%
Radiate Holdco LLC, 4.50%
,
09/15/26
(b)
..... 70 62,003
SES SA, (5-Year EURIBOR ICE Swap Rate +
3.59%), 6.00%
,
09/12/54
(a)(c)
.......... EUR 175 150,736
Summer BC Holdco B SARL, 5.75%
,
10/31/26
(c)
276 286,383
Summer BidCo BV, 10.00%
,
(10.00% Cash or
10.75% PIK), 02/15/29
(c)(i)
............ 109 99,380
Sunrise FinCo. I BV, 4.88%
,
07/15/31
(b)
..... USD 400 371,228
Tele Columbus AG, 10.00%
,
(10.00% Cash or
10.00% PIK), 01/01/29
(a)(c)(i)
........... EUR 436 286,131
Telenet Finance Luxembourg Notes SARL,
5.50%
,
03/01/28
(b)
................. USD 400 386,000
Virgin Media O2 Vendor Financing Notes V
DAC, 7.88%
,
03/15/32
(c)
............. GBP 395 484,985
Virgin Media Vendor Financing Notes III DAC,
4.88%
,
07/15/28
(c)
................. 130 150,528
Ziggo BV, 2.88%
,
01/15/30
(c)
............ EUR 400 391,761
2,669,135
Metals & Mining — 0.2%
AngloGold Ashanti Holdings plc, 3.75%
,
10/01/30 ....................... USD 200 179,916
Constellium SE, 5.38%
,
08/15/32
(c)
........ EUR 114 118,116
Eregli Demir ve Celik Fabrikalari TAS, 8.38%
,
07/23/29
(b)
...................... USD 200 204,500
Navoi Mining & Metallurgical Combinat, 6.95%
,
10/17/31
(b)
...................... 200 198,437
Samarco Mineracao SA
(i)
9.00%, (9.00% Cash or 9.00% PIK),
06/30/31
(b)
.................... 78 73,318
9.00%, (9.00% Cash or 9.00% PIK),
06/30/31
(c)
.................... 173 162,753
Vale Overseas Ltd., 6.40%
,
06/28/54 ...... 145 143,481
Vedanta Resources Finance II plc
(b)
10.88%, 09/17/29 ................. 240 249,660
9.48%, 07/24/30 .................. 200 199,860
Volcan Cia Minera SAA, 8.75%
,
01/24/30
(b)
.. 258 245,268
1,775,309
Multi-Utilities — 0.0%
(a)(c)
A2A SpA, (5-Year EURIBOR ICE Swap Rate +
2.26%), 5.00%
(j)
................... EUR 250 267,371
Centrica plc, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.51%), 6.50%
,
05/21/55 ....................... GBP 200 252,322
519,693
Oil, Gas & Consumable Fuels — 0.4%
3R Lux SARL, 9.75%
,
02/05/31
(b)
......... USD 200 208,442
Adnoc Murban Rsc Ltd., 5.13%
,
09/11/54
(b)
.. 205 185,269
Azule Energy Finance plc, 8.13%
,
01/23/30
(b)
. 200 202,640
Cosan Luxembourg SA, 7.25%
,
06/27/31
(b)
.. 275 277,255
EIG Pearl Holdings SARL, 3.55%
,
08/31/36
(b)
. 311 269,598
Eni SpA, (5-Year EUR Swap Annual + 2.22%),
4.50%
(a)(c)(j)
...................... EUR 200 209,036
Gran Tierra Energy, Inc., 9.50%
,
10/15/29
(b)
.. USD 243 229,028
Greensaif Pipelines Bidco SARL
(b)
5.85%, 02/23/36 .................. 200 198,772
6.10%, 08/23/42 .................. 200 196,250
Kosmos Energy Ltd., 7.50%
,
03/01/28
(c)
..... 200 189,688
MC Brazil Downstream Trading SARL, 7.25%
,
06/30/31
(c)
...................... 184 156,396
NAK Naftogaz Ukraine, 7.13%
,
(7.13% Cash or
7.13% PIK), 07/19/26
(c)(i)
............. EUR 189 172,275

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp., 6.63%
,
09/01/30 . USD 106 $ 111,142
ORLEN SA, 6.00%
,
01/30/35
(b)
........... 200 200,200
Petroleos Mexicanos, 7.50%
,
03/20/26
(b)
.... 298 298,745
Pluspetrol Camisea SA, 6.24%
,
07/03/36
(b)
... 150 150,712
Raizen Fuels Finance SA, 6.45%
,
03/05/34
(b)
. 282 277,667
SCC Power plc
(b)(i)
8.00%, (8.00% Cash or 8.00% PIK),
12/31/28 ..................... 412 276,427
4.00%, (4.00% Cash or 4.00% PIK),
05/17/32 ..................... 224 54,754
Trident Energy Finance plc, 12.50%
,
11/30/29
(c)
200 210,140
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%
,
11/15/83
(a)(c)
..... EUR 350 399,620
Vista Energy Argentina SAU, 7.63%
,
12/10/35
(b)
USD 135 132,266
4,606,322
Paper & Forest Products — 0.1%
Ahlstrom Holding 3 Oy, 4.88%
,
02/04/28
(b)
... 400 379,600
Fedrigoni SpA
6.13%, 06/15/31
(c)
................. EUR 258 269,322
Fiber Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 4.00%), 6.68%
,
01/15/30
(a)(c)
..... 209 218,126
LD Celulose International GmbH, 7.95%
,
01/26/32
(b)
...................... USD 200 204,038
1,071,086
Passenger Airlines — 0.0%
ABRA Global Finance, 14.00%
,
(14.00% Cash
or 14.00% PIK), 10/22/29
(b)(i)
.......... 152 128,398
Deutsche Lufthansa AG, (5-Year EURIBOR ICE
Swap Rate + 2.86%), 5.25%
,
01/15/55
(a)(c)
. EUR 300 311,967
Latam Airlines Group SA, 7.88%
,
04/15/30
(b)
.. USD 80 80,400
520,765
Pharmaceuticals — 0.3%
Bayer AG
(a)(c)
(5-Year EUR Swap Annual + 3.75%), 4.50%,
03/25/82 ..................... EUR 300 309,437
(5-Year EUR Swap Annual + 4.46%), 5.38%,
03/25/82 ..................... 200 206,394
Series NC5, (5-Year EUR Swap Annual +
3.43%), 6.63%, 09/25/83 .......... 100 108,546
(5-Year EUR Swap Annual + 3.90%), 7.00%,
09/25/83 ..................... 100 110,486
Cheplapharm Arzneimittel GmbH
(c)
4.38%, 01/15/28 .................. 100 93,953
7.50%, 05/15/30 .................. 140 134,528
Gruenenthal GmbH
(c)
4.13%, 05/15/28 .................. 152 158,070
6.75%, 05/15/30 .................. 100 110,334
4.63%, 11/15/31 .................. 248 258,253
Nidda Healthcare Holding GmbH
(c)
7.00%, 02/21/30 .................. 398 434,718
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
6.89%, 10/23/30
(a)
............... 174 182,552
Organon & Co., 2.88%
,
04/30/28
(c)
........ 121 121,598
Rossini SARL
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
6.56%, 12/31/29
(a)
............... 317 334,292
6.75%, 12/31/29 .................. 224 246,348
Teva Pharmaceutical Finance Netherlands II
BV, 7.88%
,
09/15/31 ............... 218 274,494
3,084,003
Security
Par (000)
Par (000) Value
Professional Services — 0.0%
La Financiere Atalian, 8.50%
,
(8.50% Cash or
5.00% PIK), 06/30/28
(c)(i)
............. EUR 185 $ 90,473
Real Estate Management & Development — 0.3%
ADLER Financing SARL
Series 1L, 8.25%, 12/31/28 ........... 541 562,145
Series 1.5L, 14.00%, (14.00% Cash or
14.00% PIK), 12/31/29
(c)(i)
.......... 61 57,257
ADLER Real Estate GmbH, 3.00%
,
04/27/26
(c)
300 299,580
Aroundtown Finance SARL, (5-Year EURIBOR
ICE Swap Rate + 4.51%), 7.13%
(a)(c)(j)
.... 396 404,676
Aroundtown SA, 0.38%
,
04/15/27
(c)
........ 300 290,900
Balder Finland OYJ, 1.00%
,
01/20/29
(c)
..... 200 187,373
Citycon Treasury BV
(c)
2.38%, 01/15/27 .................. 100 100,016
5.00%, 03/11/30 .................. 100 104,134
Fantasia Holdings Group Co. Ltd.
(c)(d)(e)
11.75%, 04/17/22 ................. USD 600 15,000
10.88%, 01/09/23 ................. 218 5,450
11.88%, 06/01/23 ................. 300 7,500
9.25%, 07/28/23 .................. 600 15,000
12.25%, 10/18/24 ................. 400 10,000
15.00%, 12/18/24 ................. 400 10,000
Heimstaden Bostad AB, (5-Year EUR Swap
Annual + 3.91%), 3.38%
(a)(c)(j)
.......... EUR 131 131,669
Heimstaden Bostad Treasury BV
(c)
1.38%, 03/03/27 .................. 300 297,513
1.00%, 04/13/28 .................. 100 94,448
Modernland Overseas Pte. Ltd.
(c)
5.00%, (5.00% Cash or 3.00% PIK),
04/30/27
(d)(e)(i)
.................. USD 447 110,766
Series 2, 6.00%, 04/30/27 ............ 40 1,737
Sunac China Holdings Ltd.
(c)(d)(e)(i)
6.00%, (6.00% Cash or 6.00% PIK),
09/30/26 ..................... 19 —
6.25%, (6.25% Cash or 6.25% PIK),
09/30/27 ..................... 19 —
6.50%, (6.50% Cash or 6.50% PIK),
09/30/27 ..................... 37 —
6.75%, (6.75% Cash or 6.75% PIK),
09/30/28 ..................... 56 —
7.00%, (7.00% Cash or 7.00% PIK),
09/30/29 ..................... 56 —
7.25%, (7.25% Cash or 7.25% PIK),
09/30/30 ..................... 27 —
Vivion Investments SARL, 6.50%
,
(6.50% Cash
or 6.50% PIK), 08/31/28
(c)(i)
........... EUR 326 317,495
3,022,659
Semiconductors & Semiconductor Equipment — 0.0%
ams-OSRAM AG, 10.50%
,
03/30/29
(c)
...... 100 102,155
Software — 0.1%
Cedacri Mergeco SpA
(a)(c)
(3-mo. EURIBOR at 4.63% Floor + 4.63%),
7.65%, 05/15/28 ................ 100 104,134
(3-mo. EURIBOR at 0.00% Floor + 5.50%),
8.52%, 05/15/28 ................ 225 235,458
Cloud Software Group, Inc., 9.00%
,
09/30/29
(b)
USD 100 102,415
Helios Software Holdings, Inc.
7.88%, 05/01/29
(c)
................. EUR 306 323,793
TeamSystem SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 6.29%
,
07/31/31
(a)(c)
..... 206 214,910
980,710

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail — 0.2%
Afflelou SAS, 6.00%
,
07/25/29
(c)
.......... EUR 277 $ 300,478
Bubbles Bidco SpA
(c)
6.50%, 09/30/31 .................. 223 235,127
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.93%, 09/30/31
(a)
............... 218 227,595
CD&R Firefly Bidco plc
8.63%, 04/30/29
(c)
................. GBP 423 540,795
Dufry One BV, 4.75%
,
04/18/31
(c)
......... EUR 256 274,652
Duomo Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 4.13%), 6.91%
,
07/15/31
(a)(c)
..... 287 299,712
Fressnapf Holding SE, 5.25%
,
10/31/31
(c)
... 227 240,773
Goldstory SAS, 6.75%
,
02/01/30
(c)
........ 222 240,697
Group 1 Automotive, Inc., 4.00%
,
08/15/28
(b)
. USD 18 17,079
2,376,908
Textiles, Apparel & Luxury Goods — 0.0%
PrestigeBidCo GmbH, (3-mo. EURIBOR at
0.00% Floor + 3.75%), 6.54%
,
07/01/29
(a)(c)
EUR 128 134,580
Transportation Infrastructure — 0.0%
(a)(c)(j)
Abertis Infraestructuras Finance BV, (5-Year
EUR Swap Annual + 3.69%), 3.25% ..... 100 103,423
DP World Salaam, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.75%), 6.00% ................... USD 348 346,991
450,414
Wireless Telecommunication Services — 0.5%
Eutelsat SA
(c)
2.25%, 07/13/27 .................. EUR 100 88,698
1.50%, 10/13/28 .................. 200 149,904
Kenbourne Invest SA, 6.88%
,
11/26/24
(b)(d)(e)
.. USD 421 153,665
Liberty Costa Rica Senior Secured Finance,
10.88%
,
01/15/31
(b)
................ 207 221,341
Millicom International Cellular SA, 7.38%
,
04/02/32
(b)
...................... 200 202,630
Odido Group Holding BV, 5.50%
,
01/15/30
(c)
.. EUR 101 104,871
SoftBank Group Corp.
(c)
5.38%, 01/08/29 .................. 100 106,485
4.00%, 09/19/29 .................. 531 539,869
3.88%, 07/06/32 .................. 400 388,786
5.75%, 07/08/32 .................. 181 193,883
Telefonica Europe BV
(a)(c)(j)
(8-Year EUR Swap Annual + 2.97%), 3.88% 200 208,456
(6-Year EUR Swap Annual + 4.32%), 7.13% 300 343,127
(7-Year EUR Swap Annual + 3.35%), 6.14% 400 446,821
(EUAMDB08 + 3.62%), 6.75% ........ 100 115,908
(EUAMDB08 + 3.12%), 5.75% ........ 300 331,014
VF Ukraine PAT, 6.20%
,
02/11/25
(b)
........ USD 200 200,000
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(c)
................. GBP 215 241,720
5.63%, 04/15/32
(c)
................. EUR 100 105,211
7.75%, 04/15/32
(b)
................. USD 396 401,414
Vodafone Group plc
(a)(c)
(5-Year EUR Swap Annual + 3.00%), 2.63%,
08/27/80 ..................... EUR 200 205,418
Series 60NC10, (5-Year EUR Swap Annual +
3.48%), 3.00%, 08/27/80 .......... 500 490,208
(5-Year EUR Swap Annual + 3.49%), 6.50%,
08/30/84 ..................... 300 341,953
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.84%), 8.00%,
08/30/86 ..................... GBP 100 133,882
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Zegona Finance plc, 6.75%
,
07/15/29
(c)
..... EUR 506 $ 560,378
6,275,642
Total Corporate Bonds — 7.7%
(Cost: $91,612,998) ............................... 88,747,964
Equity-Linked Notes
Aerospace & Defense — 0.5%
(b)(c)
Barclays Bank plc (AAR Corp.),
21.44%, 03/20/25 ................. 2 364,234
Goldman Sachs International (Boeing Co.
(The)), 22.85%, 03/06/25 ............ USD 2 313,233
Mizuho Markets Cayman LP (L3Harris
Technologies, Inc.), 15.52%, 02/20/25 .... 4 898,249
Morgan Stanley & Co. LLC (Howmet
Aerospace, Inc.), 10.24%, 02/14/25 ..... 12 1,380,932
Societe Generale SA (GE Aerospace),
7.91%, 03/10/25 .................. 12 2,478,521
Societe Generale SA (RTX Corp.),
22.58%, 03/17/25 ................. 4 513,205
5,948,374
Automobile Components — 0.0%
(b)(c)
UBS AG (Aptiv plc), 31.60%, 03/06/25 ...... 4 272,979
UBS AG (Lear Corp.), 28.40%, 03/06/25 .... 2 195,363
468,342
Automobiles — 0.0%
JPMorgan Structured Products BV (General
Motors Co.), 32.73%, 02/14/25
(b)(c)
...... 7 359,310
Banks — 1.4%
(b)(c)
Barclays Bank plc (Citigroup, Inc.),
15.93%, 03/03/25 ................. 12 990,319
Barclays Bank plc (Kotak Mahindra Bank Ltd.),
11.20%, 03/13/25 ................. 10 1,298,600
Barclays Bank plc (Wells Fargo & Co.)
17.49%, 02/06/25 ................. 26 1,960,522
18.05%, 02/28/25 ................. 21 1,648,740
BMO Capital Markets Corp. (First Citizens
BancShares, Inc.), 27.19%, 02/25/25 .... 1 1,298,977
BNP Paribas SA (Truist Financial Corp.),
20.17%, 03/04/25 ................. 14 651,796
Citigroup, Inc. (DNB Bank ASA),
24.10%, 02/25/25 ................. 25 300,359
Citigroup, Inc. (Fifth Third Bancorp),
12.77%, 03/06/25 ................. 11 485,123
Citigroup, Inc. (M&T Bank Corp.),
13.20%, 03/03/25 ................. 2 490,784
JPMorgan Structured Products BV (Banco
Santander SA), 17.07%, 02/18/25 ...... EUR 10 893,390
Mizuho Markets Cayman LP (Bank of America
Corp.), 11.27%, 03/03/25 ............ USD 42 1,938,293
Royal Bank of Canada (Citizens Financial
Group, Inc.), 22.65%, 03/04/25 ........ 14 652,811
Royal Bank of Canada (JPMorgan Chase &
Co.), 7.26%, 02/28/25 .............. 13 3,302,197
UBS AG (DNB Bank ASA), 27.00%, 02/20/25 . 27 332,825
16,244,736
Beverages — 0.2%
(b)(c)
Barclays Bank plc (Pernod Ricard SA),
20.11%, 03/20/25 ................. EUR 2 184,003
BMO Capital Markets Corp. (Constellation
Brands, Inc.), 16.36%, 02/25/25 ........ USD 2 273,428
BNP Paribas SA (Diageo plc), 20.49%, 03/04/25 GBP 6 188,224
Mizuho Markets Cayman LP (PepsiCo, Inc.),
11.87%, 02/10/25 ................. USD 5 764,522

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Beverages (continued)
Societe Generale SA (Coca-Cola Co. (The)),
8.83%, 02/13/25 .................. USD 16 $ 993,611
Societe Generale SA (Keurig Dr Pepper, Inc.),
16.71%, 02/10/25 ................. 4 141,683
2,545,471
Biotechnology — 0.1%
(b)(c)
Royal Bank of Canada (AbbVie, Inc.),
17.20%, 02/04/25 ................. 2 340,326
Societe Generale SA (AbbVie, Inc.),
9.01%, 03/18/25 .................. 7 1,309,413
1,649,739
Broadline Retail — 0.2%
(b)(c)
JP Morgan Structured Products BV (Alibaba
Group Holding Ltd.), 26.99%, 02/20/25 ... 3 288,181
Royal Bank of Canada (Amazon.com, Inc.),
23.38%, 03/06/25 ................. 2 432,219
Societe Generale SA (eBay, Inc.),
16.30%, 02/26/25 ................. 15 1,011,252
Societe Generale SA (PDD Holdings, Inc.),
30.57%, 03/10/25 ................. 3 358,859
2,090,511
Building Products — 0.4%
(b)(c)
Barclays Bank plc (Allegion plc),
7.03%, 02/20/25 .................. 6 761,378
Barclays Bank plc (Johnson Controls
International plc), 14.67%, 02/03/25 ..... 5 391,247
JPMorgan Structured Products BV (Johnson
Controls International plc), 19.15%, 03/24/25 5 391,050
Royal Bank of Canada (Owens Corning),
20.40%, 02/13/25 ................. 4 817,652
UBS AG (Trane Technologies plc),
11.30%, 02/03/25 ................. 5 1,878,412
4,239,739
Capital Markets — 1.2%
(b)(c)
Barclays Bank plc (Goldman Sachs Group, Inc.
(The)), 11.44%, 02/28/25 ............ 2 1,321,540
Barclays Bank plc (Morgan Stanley),
16.49%, 03/03/25 ................. 14 1,984,570
BNP Paribas SA (Nasdaq, Inc.),
10.20%, 03/14/25 ................. 12 992,036
HSBC Bank plc (Charles Schwab Corp. (The)),
14.83%, 03/06/25 ................. 16 1,295,404
JPMorgan Structured Products BV (CME
Group, Inc.), 19.04%, 02/14/25 ........ 5 1,123,896
JPMorgan Structured Products BV (S&P Global,
Inc.), 7.44%, 02/10/25 .............. 8 4,208,190
Societe Generale SA (LPL Financial Holdings,
Inc.), 14.20%, 03/18/25 .............. 3 1,147,414
UBS AG (KKR & Co., Inc.), 12.50%, 02/07/25 . 11 1,716,937
13,789,987
Chemicals — 0.5%
(b)(c)
BMO Capital Markets Corp. (International
Flavors & Fragrances, Inc.)
16.23%, 02/03/25 ................. 6 491,503
20.25%, 03/24/25 ................. 6 489,681
BNP Paribas SA (Air Products and Chemicals,
Inc.), 15.55%, 02/04/25 .............. 3 1,000,755
Citigroup, Inc. (Sherwin-Williams Co. (The)),
11.55%, 03/17/25 ................. 2 803,899
Royal Bank of Canada (Axalta Coating Systems
Ltd.), 11.72%, 02/06/25 .............. 13 453,017
Societe Generale SA (Air Products and
Chemicals, Inc.), 18.01%, 03/17/25 ...... 2 631,255
Security
Par (000)
Par (000) Value
Chemicals (continued)
Societe Generale SA (Albemarle Corp.),
40.11%, 02/10/25 ................. USD 2 $ 187,577
Societe Generale SA (CF Industries Holdings,
Inc.), 13.01%, 02/13/25 .............. 9 841,575
Societe Generale SA (Linde plc),
6.15%, 02/05/25 .................. 1 497,792
5,397,054
Commercial Services & Supplies — 0.3%
(b)(c)
Barclays Bank plc (Republic Services, Inc.),
7.93%, 02/27/25 .................. 9 1,834,866
BNP Paribas SA (Rentokil Initial plc),
29.92%, 02/18/25 ................. GBP 24 121,038
Citigroup, Inc. (Waste Management, Inc.),
8.35%, 03/17/25 .................. USD 6 1,314,215
3,270,119
Communications Equipment — 0.3%
(b)(c)
Morgan Stanley & Co. LLC (Arista Networks,
Inc.), 15.93%, 02/13/25 .............. 6 2,508,872
Royal Bank of Canada (Cisco Systems, Inc.),
14.93%, 03/06/25 ................. 13 783,713
3,292,585
Construction Materials — 0.1%
(b)(c)
Royal Bank of Canada (Martin Marietta
Materials, Inc.), 10.80%, 02/13/25 ...... 1 627,428
Royal Bank of Canada (Vulcan Materials Co.),
10.66%, 02/19/25 ................. 2 641,336
1,268,764
Consumer Finance — 0.2%
(b)(c)
Citigroup, Inc. (Ally Financial, Inc.),
20.86%, 03/07/25 ................. 33 1,309,816
Societe Generale SA (Discover Financial
Services), 18.70%, 03/10/25 .......... 6 1,304,557
2,614,373
Consumer Staples Distribution & Retail — 1.0%
(b)(c)
Barclays Bank plc (BJ's Wholesale Club
Holdings, Inc.), 10.06%, 03/06/25 ....... 18 1,671,882
Barclays Bank plc (Kroger Co. (The)),
11.93%, 03/06/25 ................. 11 664,196
BMO Capital Markets Corp. (Target Corp.),
17.34%, 03/05/25 ................. 15 2,057,894
BMO Capital Markets Corp. (US Foods Holding
Corp.), 11.56%, 02/13/25 ............ 17 1,150,399
BMO Capital Markets Corp. (Walmart, Inc.),
12.30%, 02/19/25 ................. 10 979,381
BNP Paribas SA (Dollar General Corp.),
27.38%, 03/13/25 ................. 5 339,637
Goldman Sachs International (Dollar Tree, Inc.),
34.45%, 03/06/25 ................. 6 422,533
HSBC Bank plc (Sprouts Farmers Market, Inc.),
15.86%, 02/20/25 ................. 12 1,838,532
Mizuho Markets Cayman LP (Dollar General
Corp.), 17.57%, 03/13/25 ............ 14 974,814
Mizuho Markets Cayman LP (Walmart, Inc.),
8.41%, 02/21/25 .................. 18 1,702,775
11,802,043
Containers & Packaging — 0.1%
BMO Capital Markets Corp. (Sealed Air Corp.)
(b)
(c)
16.77%, 02/03/25 ................. 17 587,139
20.51%, 03/24/25 ................. 18 624,415
1,211,554

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.4%
(b)(c)
Citigroup, Inc. (Verizon Communications, Inc.),
7.01%, 03/10/25 .................. USD 41 $ 1,631,727
HSBC Bank plc (Verizon Communications, Inc.),
18.41%, 02/06/25 ................. 12 458,119
Morgan Stanley & Co. LLC (AT&T, Inc.),
6.50%, 03/12/25 .................. 82 1,946,050
UBS AG (Singapore Telecommunications Ltd.),
30.60%, 03/06/25 ................. 10 256,690
4,292,586
Electric Utilities — 0.3%
(b)(c)
HSBC Bank plc (PG&E Corp.),
15.88%, 02/20/25 ................. 21 330,380
Morgan Stanley & Co. LLC (Constellation
Energy Corp.), 16.94%, 02/28/25 ....... 7 1,807,790
Royal Bank of Canada (American Electric
Power Co., Inc.), 21.72%, 03/06/25 ...... 4 366,146
Societe Generale SA (Entergy Corp.),
23.77%, 03/10/25 ................. 1 96,864
UBS AG (Exelon Corp.), 14.20%, 02/10/25 ... 15 578,284
3,179,464
Electrical Equipment — 0.6%
(b)(c)
Morgan Stanley & Co. LLC (Eaton Corp. plc),
9.65%, 02/03/25 .................. 8 2,582,770
Royal Bank of Canada (Eaton Corp. plc),
18.40%, 03/18/25 ................. 3 823,974
Societe Generale SA (Emerson Electric Co.),
12.76%, 02/06/25 ................. 10 1,311,133
UBS AG (GE Vernova, Inc.), 22.80%, 02/14/25 6 2,238,200
6,956,077
Electronic Equipment, Instruments & Components — 0.5%
(b)(c)
BNP Paribas SA (Flex Ltd.), 19.08%, 03/14/25 72 2,997,768
Citigroup, Inc. (Amphenol Corp.),
12.32%, 03/07/25 ................. 17 1,195,587
Citigroup, Inc. (Keysight Technologies, Inc.),
17.59%, 02/10/25 ................. 3 450,025
Royal Bank of Canada (Zebra Technologies
Corp.), 13.97%, 02/12/25 ............ 4 1,582,256
6,225,636
Energy Equipment & Services — 0.3%
(b)(c)
Barclays Bank plc (Halliburton Co.),
22.25%, 03/07/25 ................. 34 906,253
Royal Bank of Canada (Baker Hughes Co.),
16.73%, 03/18/25 ................. 28 1,306,965
Royal Bank of Canada (Schlumberger NV),
18.98%, 03/04/25 ................. 15 595,110
2,808,328
Entertainment — 0.4%
(b)(c)
JPMorgan Structured Products BV (Netflix,
Inc.), 15.08%, 03/07/25 .............. 4 3,983,621
Societe Generale SA (Electronic Arts, Inc.),
18.01%, 03/17/25 ................. 5 601,482
Societe Generale SA (Walt Disney Co. (The)),
19.37%, 02/10/25 ................. 3 290,998
4,876,101
Financial Services — 1.5%
(b)(c)
Barclays Bank plc (PayPal Holdings, Inc.),
16.65%, 02/04/25 ................. 22 1,967,733
Barclays Bank plc (Voya Financial, Inc.),
20.21%, 03/17/25 ................. 6 430,323
BMO Capital Markets Corp. (Global Payments,
Inc.), 19.34%, 02/13/25 .............. 11 1,266,650
BMO Capital Markets Corp. (Visa, Inc.),
6.71%, 03/18/25 .................. 10 3,293,898
Security
Par (000)
Par (000) Value
Financial Services (continued)
BNP Paribas SA (Fidelity National Information
Services, Inc.), 22.62%, 03/13/25 ....... USD 11 $ 884,060
Goldman Sachs International (Mastercard, Inc.),
6.12%, 03/17/25 .................. 6 3,193,549
HSBC Bank plc (Global Payments, Inc.),
27.31%, 03/06/25 ................. 2 264,136
JPMorgan Structured Products BV (Visa, Inc.),
15.29%, 02/20/25 ................. 2 510,255
Mizuho Markets Cayman LP (Fidelity National
Information Services, Inc.), 8.87%, 02/25/25 22 1,752,954
UBS AG (Fiserv, Inc.), 10.90%, 02/06/25 .... 15 3,275,642
16,839,200
Food Products — 0.3%
(b)(c)
Barclays Bank plc (Archer-Daniels-Midland
Co.), 17.01%, 03/11/25 .............. 19 966,547
Citigroup, Inc. (General Mills, Inc.),
15.68%, 02/03/25 ................. 18 1,086,119
JPMorgan Structured Products BV (Bunge
Global SA), 13.35%, 02/06/25 ......... 6 441,410
UBS AG (Kraft Heinz Co. (The)),
15.70%, 02/20/25 ................. 29 877,537
3,371,613
Ground Transportation — 0.6%
(b)(c)
BMO Capital Markets Corp. (Norfolk Southern
Corp.), 14.22%, 03/14/25 ............ 4 983,076
BNP Paribas SA (Lyft, Inc.), 36.88%, 02/12/25 92 1,227,288
BNP Paribas SA (Uber Technologies, Inc.),
13.24%, 02/10/25 ................. 36 2,438,441
Mizuho Markets Cayman LP (Uber
Technologies, Inc.), 13.82%, 02/06/25 .... 13 878,587
Royal Bank of Canada (Union Pacific Corp.),
9.81%, 03/10/25 .................. 5 1,310,504
6,837,896
Health Care Equipment & Supplies — 0.6%
(b)(c)
BMO Capital Markets Corp. (Zimmer Biomet
Holdings, Inc.), 10.80%, 02/06/25 ....... 12 1,331,166
Citigroup, Inc. (Dexcom, Inc.), 29.98%, 02/07/25 13 1,067,835
HSBC Bank plc (Koninklijke Philips NV),
24.40%, 03/04/25 ................. EUR 15 400,454
Mizuho Markets Cayman LP (Baxter
International, Inc.), 25.02%, 02/27/25 .... USD 27 848,570
Mizuho Markets Cayman LP (Medtronic plc),
17.37%, 02/14/25 ................. 7 599,107
Royal Bank of Canada (Becton Dickinson &
Co.), 10.05%, 02/04/25 .............. 4 1,002,859
Royal Bank of Canada (GE HealthCare
Technologies, Inc.), 10.49%, 02/05/25 .... 20 1,704,773
Societe Generale SA (Edwards Lifesciences
Corp.), 20.18%, 03/10/25 ............ 4 248,527
7,203,291
Health Care Providers & Services — 2.1%
(b)(c)
Barclays Bank plc (UnitedHealth Group, Inc.),
11.39%, 03/03/25 ................. 8 4,162,834
BMO Capital Markets Corp. (CVS Health Corp.)
23.40%, 02/03/25 ................. 17 989,596
23.54%, 03/24/25 ................. 21 1,174,477
BMO Capital Markets Corp. (Humana, Inc.),
27.62%, 03/10/25 ................. 1 398,777
BNP Paribas SA (Cigna Group (The)),
24.79%, 03/10/25 ................. 2 464,124
BNP Paribas SA (Labcorp Holdings, Inc.),
19.27%, 02/06/25 ................. 3 757,702
Citigroup, Inc. (Cardinal Health, Inc.),
5.86%, 03/17/25 .................. 13 1,590,347

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Citigroup, Inc. (McKesson Corp.),
10.84%, 02/06/25 ................. USD 3 $ 1,664,087
JPMorgan Structured Products BV (CVS Health
Corp.), 40.54%, 02/06/25 ............ 33 1,540,453
Mizuho Markets Cayman LP (Centene Corp.),
19.01%, 02/06/25 ................. 12 702,515
Mizuho Markets Cayman LP (Quest
Diagnostics, Inc.), 5.30%, 03/17/25 ...... 10 1,614,269
Morgan Stanley & Co. LLC (Cardinal Health,
Inc.), 20.50%, 02/27/25 .............. 11 1,324,758
Societe Generale SA (Centene Corp.),
26.06%, 02/10/25 ................. 3 189,670
Societe Generale SA (Cigna Group (The)),
14.63%, 02/03/25 ................. 6 1,623,051
Societe Generale SA (Elevance Health, Inc.),
9.36%, 03/10/25 .................. 6 2,439,629
Societe Generale SA (Labcorp Holdings, Inc.),
10.65%, 02/14/25 ................. 7 1,702,617
Societe Generale SA (Molina Healthcare, Inc.),
21.86%, 02/07/25 ................. 5 1,675,787
UBS AG (Elevance Health, Inc.),
24.40%, 02/20/25 ................. —
(n)
154,676
24,169,369
Hotels, Restaurants & Leisure — 1.4%
(b)(c)
Barclays Bank plc (Royal Caribbean Cruises
Ltd.), 22.79%, 03/13/25 ............. 5 1,296,424
Barclays Bank plc (Shake Shack, Inc.),
23.88%, 02/13/25 ................. 6 706,800
BMO Capital Markets Corp. (Hyatt Hotels
Corp.), 15.73%, 02/25/25 ............ 5 804,808
BNP Paribas SA (Brinker International, Inc.),
24.41%, 03/14/25 ................. 6 1,174,640
BNP Paribas SA (Starbucks Corp.),
14.60%, 03/14/25 ................. 15 1,639,401
Citigroup, Inc. (Las Vegas Sands Corp.),
23.36%, 03/17/25 ................. 27 1,251,063
HSBC Bank plc (Booking Holdings, Inc.),
8.61%, 02/20/25 .................. —
(n)
2,195,123
Mizuho Markets Cayman LP (Aristocrat Leisure
Ltd.), 8.82%, 02/05/25 .............. 3 656,831
Mizuho Markets Cayman LP (Domino's Pizza,
Inc.), 14.67%, 02/25/25 .............. 1 642,306
Royal Bank of Canada (Chipotle Mexican Grill,
Inc.), 12.30%, 02/04/25 .............. 10 583,015
Royal Bank of Canada (McDonald's Corp.),
10.01%, 02/04/25 ................. 7 1,886,519
Royal Bank of Canada (Yum! Brands, Inc.),
7.69%, 02/04/25 .................. 7 953,330
Societe Generale SA (Aristocrat Leisure Ltd.),
10.61%, 02/04/25 ................. 7 1,273,952
Societe Generale SA (Hilton Worldwide
Holdings, Inc.), 6.84%, 02/07/25 ........ 5 1,328,930
16,393,142
Household Durables — 0.1%
(b)(c)
Barclays Bank plc (Newell Brands, Inc.),
36.96%, 02/27/25 ................. 9 87,886
Goldman Sachs International (Sony Group
Corp.), 11.02%, 02/06/25 ............ 26 519,967
607,853
Security
Par (000)
Par (000) Value
Household Products — 0.2%
(b)(c)
Barclays Bank plc (Henkel AG & Co. KGaA),
15.70%, 03/04/25 ................. EUR 2 $ 192,525
Citigroup, Inc. (Procter & Gamble Co. (The)),
8.32%, 03/07/25 .................. USD 15 2,465,669
2,658,194
Industrial Conglomerates — 0.0%
Barclays Bank plc (Siemens AG),
30.29%, 03/20/25
(b)(c)
............... EUR 2 318,758
Industrial REITs — 0.1%
Barclays Bank plc (Prologis, Inc.),
12.36%, 03/06/25
(b)(c)
............... USD 11 1,309,796
Insurance — 0.9%
(b)(c)
Barclays Bank plc (W R Berkley Corp.),
10.18%, 03/13/25 ................. 22 1,295,776
BMO Capital Markets Corp. (Progressive Corp.
(The)), 13.81%, 03/14/25 ............ 7 1,634,734
Citigroup, Inc. (Aon plc), 9.15%, 02/04/25 ... 3 970,725
JPMorgan Structured Products BV (Travelers
Cos., Inc. (The)), 10.44%, 03/07/25 ..... 7 1,624,861
Royal Bank of Canada (American International
Group, Inc.), 19.53%, 03/13/25 ........ 8 622,972
Societe Generale SA (Aon plc),
8.63%, 03/18/25 .................. 3 981,479
Societe Generale SA (Arthur J Gallagher & Co.),
10.23%, 03/18/25 ................. 4 1,141,450
Societe Generale SA (Fidelity National
Financial, Inc.), 18.01%, 03/17/25 ....... 14 827,907
UBS AG (Willis Towers Watson plc),
16.10%, 02/20/25 ................. 2 626,434
9,726,338
Interactive Media & Services — 1.0%
Citigroup, Inc. (Meta Platforms, Inc.),
16.60%, 03/17/25
(b)(c)
............... 17 11,487,060
IT Services — 0.3%
(b)(c)
Barclays Bank plc (Snowflake, Inc.),
30.22%, 02/27/25 ................. 6 989,375
Citigroup, Inc. (International Business Machines
Corp.), 15.87%, 03/17/25 ............ 6 1,633,268
UBS AG (Cognizant Technology Solutions
Corp.), 19.80%, 03/06/25 ............ 12 971,025
3,593,668
Leisure Products — 0.0%
Royal Bank of Canada (Hasbro, Inc.),
28.48%, 03/13/25
(b)(c)
............... 6 357,215
Life Sciences Tools & Services — 0.4%
(b)(c)
Barclays Bank plc (Fortrea Holdings, Inc.),
33.94%, 02/03/25 ................. 10 161,088
BNP Paribas SA (Fortrea Holdings, Inc.),
44.41%, 03/24/25 ................. 10 160,800
Goldman Sachs International (Thermo Fisher
Scientific, Inc.), 11.77%, 03/17/25 ....... 5 3,228,075
Mizuho Markets Cayman LP (ICON plc),
34.87%, 02/14/25 ................. 1 219,751
Societe Generale SA (Charles River
Laboratories International, Inc.),
20.25%, 02/13/25 ................. 3 426,555
Societe Generale SA (Illumina, Inc.),
31.24%, 02/06/25 ................. 6 755,142
4,951,411

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery — 0.4%
(b)(c)
Barclays Bank plc (Deere & Co.),
11.15%, 02/13/25 ................. USD 4 $ 1,643,574
BNP Paribas SA (Ingersoll Rand, Inc.),
11.03%, 02/12/25 ................. 7 612,479
Citigroup, Inc. (Parker-Hannifin Corp.),
12.40%, 03/17/25 ................. 1 826,265
Societe Generale SA (CNH Industrial NV),
20.04%, 02/10/25 ................. 19 237,427
Societe Generale SA (Westinghouse Air Brake
Technologies Corp.), 11.76%, 02/14/25 ... 8 1,662,855
4,982,600
Media — 0.3%
(b)(c)
JPMorgan Structured Products BV (WPP plc),
16.80%, 02/18/25 ................. GBP 69 663,631
Mizuho Markets Cayman LP (Charter
Communications, Inc.), 22.72%, 02/04/25 . USD 3 1,183,802
Morgan Stanley & Co. LLC (Comcast Corp.),
21.38%, 02/27/25 ................. 27 916,712
Societe Generale SA (Charter Communications,
Inc.), 19.53%, 03/18/25 .............. 2 822,471
3,586,616
Metals & Mining — 0.2%
(b)(c)
Barclays Bank plc (Nucor Corp.),
22.41%, 03/13/25 ................. 10 1,312,611
Mizuho Markets Cayman LP (Teck Resources
Ltd.), 32.02%, 02/14/25 ............. 8 318,441
Societe Generale SA (Freeport-McMoRan, Inc.),
15.01%, 03/10/25 ................. 17 622,806
2,253,858
Multi-Utilities — 0.0%
Mizuho Markets Cayman LP (Sempra),
20.41%, 03/13/25
(b)(c)
............... 5 394,769
Oil, Gas & Consumable Fuels — 0.4%
(b)(c)
Barclays Bank plc (Kosmos Energy Ltd.),
26.98%, 03/17/25 ................. 111 356,042
Barclays Bank plc (Shell plc), 20.43%, 03/20/25 GBP 25 803,098
BNP Paribas SA (BP plc), 22.30%, 02/18/25 .. 148 735,683
BNP Paribas SA (EOG Resources, Inc.),
10.43%, 02/24/25 ................. USD 12 1,555,177
Societe Generale SA (Exxon Mobil Corp.),
16.02%, 03/18/25 ................. 12 1,309,309
4,759,309
Passenger Airlines — 0.2%
(b)(c)
Barclays Bank plc (Delta Air Lines, Inc.),
20.01%, 02/28/25 ................. 14 972,690
Societe Generale SA (Alaska Air Group, Inc.),
15.42%, 03/10/25 ................. 12 843,552
1,816,242
Pharmaceuticals — 0.5%
(b)(c)
BMO Capital Markets Corp. (Elanco Animal
Health, Inc.), 26.79%, 02/25/25 ........ 67 795,742
Citigroup, Inc. (Eli Lilly & Co.),
29.03%, 02/25/25 ................. —
(n)
239,022
JPMorgan Structured Products BV (Bayer AG),
24.71%, 03/04/25 ................. EUR 15 315,288
Mizuho Markets Cayman LP (Johnson &
Johnson), 11.02%, 03/07/25 .......... USD 8 1,180,104
Mizuho Markets Cayman LP (Zoetis, Inc.),
11.82%, 02/12/25 ................. 7 1,259,067
Societe Generale SA (Bristol-Myers Squibb
Co.), 18.56%, 02/05/25 .............. 12 685,459
Societe Generale SA (GSK plc),
19.00%, 02/10/25 ................. 3 92,480
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Societe Generale SA (Merck KGaA),
16.76%, 02/04/25 ................. USD 6 $ 629,790
5,196,952
Professional Services — 0.3%
(b)(c)
Citigroup, Inc. (Equifax, Inc.), 13.69%, 02/07/25 2 510,527
Morgan Stanley & Co. LLC (SS&C Technologies
Holdings, Inc.), 20.80%, 03/13/25 ....... 16 1,293,264
Societe Generale SA (Leidos Holdings, Inc.),
25.82%, 03/17/25 ................. 4 557,840
Societe Generale SA (TransUnion),
17.06%, 02/13/25 ................. 10 969,452
3,331,083
Real Estate Management & Development — 0.1%
Societe Generale SA (CBRE Group, Inc.),
11.77%, 02/14/25
(b)(c)
............... 11 1,523,808
Semiconductors & Semiconductor Equipment — 1.7%
(b)(c)
Barclays Bank plc (NVIDIA Corp.),
28.52%, 02/25/25 ................. 42 5,177,633
Citigroup, Inc. (Lam Research Corp.),
28.34%, 03/17/25 ................. 16 1,317,693
Mizuho Markets Cayman LP (Applied Materials,
Inc.), 12.12%, 02/18/25 .............. 8 1,355,892
Royal Bank of Canada (NVIDIA Corp.),
14.59%, 02/24/25 ................. 72 8,717,824
Societe Generale SA (Intel Corp.)
34.05%, 03/10/25 ................. 8 161,941
30.30%, 03/18/25 ................. 84 1,630,194
Societe Generale SA (KLA Corp.),
19.50%, 03/18/25 ................. 2 1,623,828
19,985,005
Software — 2.3%
(b)(c)
BMO Capital Markets Corp. (Palo Alto
Networks, Inc.), 17.33%, 02/19/25 ...... 9 1,627,621
Citigroup, Inc. (Microsoft Corp.)
16.77%, 02/25/25 ................. 2 712,385
10.57%, 03/17/25 ................. 28 11,452,908
JP Morgan Structured Products BV (Intuit, Inc.),
9.64%, 02/24/25 .................. 3 1,854,024
Mizuho Markets Cayman LP (Adobe, Inc.),
11.47%, 03/13/25 ................. 7 3,148,437
Mizuho Markets Cayman LP (Palantir
Technologies, Inc.), 19.02%, 02/06/25 .... 20 1,534,609
Royal Bank of Canada (Cadence Design
Systems, Inc.), 15.82%, 02/11/25 ....... 4 1,298,689
UBS AG (Roper Technologies, Inc.),
6.90%, 03/17/25 .................. 3 1,947,850
UBS AG (Salesforce, Inc.), 14.40%, 02/28/25 . 9 2,954,832
26,531,355
Specialized REITs — 0.1%
(b)(c)
Mizuho Markets Cayman LP (Crown Castle,
Inc.), 24.72%, 02/14/25 .............. 7 604,391
Mizuho Markets Cayman LP (VICI Properties,
Inc.), 13.72%, 02/20/25 .............. 16 469,007
1,073,398
Specialty Retail — 0.4%
(b)(c)
Citigroup, Inc. (Lowe's Cos., Inc.),
13.25%, 02/26/25 ................. 4 977,027
Citigroup, Inc. (TJX Cos., Inc. (The)),
9.48%, 02/26/25 .................. 13 1,632,700
Citigroup, Inc. (Williams-Sonoma, Inc.),
20.23%, 03/12/25 ................. 3 654,754

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Societe Generale SA (O'Reilly Automotive, Inc.),
10.27%, 02/07/25 ................. USD 1 $ 1,020,784
4,285,265
Technology Hardware, Storage & Peripherals — 1.3%
(b)(c)
Citigroup, Inc. (Western Digital Corp.),
29.55%, 03/17/25 ................. 25 1,652,016
Societe Generale SA (Apple, Inc.),
10.62%, 03/18/25 ................. 56 13,139,954
Societe Generale SA (HP, Inc.),
28.67%, 02/10/25 ................. 14 468,624
15,260,594
Textiles, Apparel & Luxury Goods — 0.2%
(b)(c)
Barclays Bank plc (Burberry Group plc),
29.19%, 03/20/25 ................. GBP 12 173,436
BMO Capital Markets Corp. (NIKE, Inc.),
20.50%, 03/10/25 ................. USD 5 329,482
BMO Capital Markets Corp. (VF Corp.),
23.46%, 03/14/25 ................. 38 985,193
BNP Paribas SA (Swatch Group AG (The)),
25.05%, 03/20/25 ................. CHF 2 336,752
1,824,863
Tobacco — 0.4%
(b)(c)
Barclays Bank plc (British American Tobacco
plc), 15.55%, 03/04/25 .............. GBP 18 687,233
UBS AG (Philip Morris International, Inc.),
13.80%, 02/07/25 ................. USD 25 3,269,454
3,956,687
Trading Companies & Distributors — 0.1%
Citigroup, Inc. (United Rentals, Inc.),
18.89%, 03/17/25
(b)(c)
............... 1 973,029
Transportation Infrastructure — 0.2%
BNP Paribas SA (Aeroports de Paris SA),
7.51%, 02/03/25
(b)(c)
................ 6 1,925,823
Wireless Telecommunication Services — 0.2%
BMO Capital Markets Corp. (T-Mobile US, Inc.),
11.82%, 03/14/25
(b)(c)
............... 9 2,124,428
Total Equity-Linked Notes — 27.8%
(Cost: $322,939,797) .............................. 320,141,381
Fixed Rate Loan Interests
Health Care Technology — 0.1%
Cotiviti Corp., 1st Lien Term Loan,
7.63%
,
 05/01/31 .................. 185 186,526
Media — 0.0%
Clear Channel International BV, 1st Lien Term
Loan, 7.50%
,
 08/12/27
(f)
............. 90 90,113
Software — 0.0%
Clover Holdings 2 LLC, 1st Lien Term Loan,
7.75%
,
 11/03/31
(f)
................. 337 337,000
Total Fixed Rate Loan Interests — 0.1%
(Cost: $612,740) ................................. 613,639
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests
Aerospace & Defense — 0.4%
(a)
Bleriot US Bidco, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.08%
,
 10/31/30 ............ USD 207 $ 208,310
Cobham Ultra SeniorCo SARL, Facility 1st Lien
Term Loan B, 08/03/29
(o)
............. 314 312,373
Cubic Corp., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
9.03%
,
 05/25/28 .................. 634 435,451
Cubic Corp., 1st Lien Term Loan C, (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
9.03%
,
 05/25/28 .................. 120 82,363
Dynasty Acquisition Co., Inc., 1st Lien Term
Loan B1, (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.56%
,
 10/31/31 ....... 561 562,751
Dynasty Acquisition Co., Inc., 1st Lien Term
Loan B2, (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.56%
,
 10/31/31 ....... 214 214,604
GOAT Holdco LLC, 1st Lien Term Loan B,
12/10/31
(o)
...................... 91 91,182
Ovation Parent, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
7.83%
,
 04/19/31 .................. 90 89,793
Peraton Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.16%
,
 02/01/28 .................. 430 401,576
Peraton Corp., 2nd Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
12.36%
,
 02/01/29 ................. 125 104,972
Propulsion BC Newco LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.58%
,
 09/14/29 ............ 38 38,043
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.08%
,
 11/06/28 ....... 80 80,300
Signia Aerospace LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.40%
,
 11/21/31 ............. 144 144,099
TransDigm, Inc., 1st Lien Term Loan J,
02/28/31
(o)
...................... 1,389 1,393,777
TransDigm, Inc., 1st Lien Term Loan K,
03/22/30
(o)
...................... 345 346,711
TransDigm, Inc., 1st Lien Term Loan L,
01/19/32
(o)
...................... 231 231,628
4,737,933
Automobile Components — 0.2%
(a)
Champions Financing, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.27%
,
 02/06/29 ............ 268 241,806
Clarios Global LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.81%, 05/06/30 .......... 607 606,357
 01/14/32
(o)
...................... 558 558,698
Garrett Motion Holdings, Inc., 1st Lien Term
Loan B, 01/16/32
(f)(o)
................ 18 17,978
Gates Global LLC, 1st Lien Term Loan B5,
06/04/31
(o)
...................... 464 464,743
RealTruck Group, Inc., 1st Lien Term Loan,
01/31/28
(o)
...................... 106 105,735
Tenneco, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
9.43% - 9.62%
,
 11/17/28 ............. 232 223,474
2,218,791

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobiles — 0.0%
Dealer Tire Financial LLC, 1st Lien Term Loan
B5, (1-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 7.31%
,
 07/02/31
(a)
.......... USD 237 $ 237,598
Beverages — 0.0%
(a)
Naked Juice LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.43%
,
 01/24/29 .................. 494 358,792
Naked Juice LLC, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.43%
,
 01/24/30 ................. 336 108,327
467,119
Biotechnology — 0.0%
Parexel International, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.81%
,
 11/15/28
(a)
........... 496 498,386
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
1st Lien Term Loan, (1-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 7.67%
,
 11/23/28 . 82 81,723
StubHub Holdco Sub LLC, 1st Lien Term Loan
B, 03/15/30
(o)
.................... 850 851,821
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.34%
,
 12/21/27 .................. 78 47,930
981,474
Building Products — 0.2%
(a)
AZEK Group LLC (The), 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.31%
,
 09/26/31 ............ 152 152,095
AZZ, Inc., 1st Lien Term Loan, 05/14/29
(o)
... 65 65,131
Chariot Buyer LLC, 1st Lien Term Loan,
11/03/28
(o)
...................... 678 681,356
CP Iris Holdco I, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.81%
,
 10/02/28 ............ 97 97,102
Wilsonart LLC, 1st Lien Term Loan, 08/05/31
(o)
737 738,458
1,734,142
Capital Markets — 0.2%
(a)
Aretec Group, Inc., 1st Lien Term Loan B3,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.81%
,
 08/09/30 ............ 129 129,499
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7, 12/20/29
(o)
. 464 465,447
Azalea Topco, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.56%
,
 04/30/31 .................. 146 145,986
BCPE Pequod Buyer, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.79%
,
 11/25/31 ............. 206 208,190
Citadel Securities LP, Facility 1st Lien Term
Loan, 10/31/31
(o)
.................. 155 155,811
Edelman Financial Engines Center LLC (The),
1st Lien Term Loan, (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.31%
,
 04/07/28 . 220 222,039
Focus Financial Partners LLC, 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.56%
,
 09/15/31 ....... 262 262,028
Grant Thornton Advisors LLC, 1st Lien Term
Loan, 06/02/31
(o)
.................. 154 154,305
Jane Street Group LLC, 1st Lien Term Loan,
12/15/31
(o)
...................... 388 386,890
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Jefferies Finance LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.30%
,
 10/21/31 ............ USD 133 $ 133,582
Learning Care Group US No. 2, Inc., 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 8.30% -
8.52%
,
 08/11/28 .................. 24 23,842
NGP XI Midstream Holdings LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.33%
,
 07/25/31
(f)
...... 28 28,245
Osaic Holdings, Inc., 1st Lien Term Loan B4,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.86%
,
 08/17/28 ............ 219 220,306
OVG Business Services LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.31%
,
 06/25/31
(f)
...... 118 118,293
2,654,463
Chemicals — 0.4%
(a)
Aruba Investments Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 8.41%
,
 11/24/27 ....... 67 66,734
Chemours Co. (The), 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.31%
,
 08/18/28 ............ 120 121,279
Derby Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.33%
,
 11/01/30 .................. 450 451,515
Discovery Purchaser Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.04%
,
 10/04/29 ............ 25 24,974
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan, (3-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.29%
,
 06/12/31 .. 261 261,249
Element Solutions, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.06%
,
 12/18/30 ............ 392 393,100
HB Fuller Co., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.31%
,
 02/15/30 .................. 161 160,836
Ineos US Finance LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.56%
,
 02/18/30 ............ 52 52,438
Ineos US Petrochem LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.56%
,
 10/07/31
(f)
............ 99 99,124
Lonza Group AG, Facility 1st Lien Term Loan B,
07/03/28
(o)
...................... 296 288,486
LSF11 A5 HoldCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.93%
,
 10/16/28 ............ 284 285,040
Minerals Technologies, Inc., 1st Lien Term Loan
B, 11/21/31
(f)(o)
.................... 162 162,211
Momentive Performance Materials, Inc., 1st
Lien Term Loan, 03/29/28
(o)
........... 460 463,618
Nouryon Finance BV, 1st Lien Term Loan B1,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.66%
,
 04/03/28 ............ 259 260,420
Olympus Water US Holding Corp., 1st Lien
Term Loan B6, 06/23/31
(o)
............ 465 465,195
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B, (1-mo. CME Term SOFR
at 3.00% Floor + 8.00%), 12.30%
,
 06/23/25 20 20,334

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2, (3-mo. CME Term SOFR
at 0.00% Floor + 3.50%), 7.90%
,
 12/31/26 . USD 176 $ 149,903
Paint Intermediate III LLC, 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.52%
,
 10/09/31 ............ 94 94,235
Potters Borrower LP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.06%
,
 12/14/27 .................. 66 67,051
Sparta US HoldCo LLC, 1st Lien Term Loan,
(12-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.34%
,
 08/02/30 ............ 296 298,540
W.R. Grace Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.58%
,
 09/22/28 ............ 448 451,067
4,637,349
Commercial Services & Supplies — 0.6%
(a)
Action Environmental Group, Inc. (The), 1st
Lien Term Loan, (3-mo. CME Term SOFR at
0.50% Floor + 3.75%), 8.08%
,
 10/24/30
(f)
.. 69 69,928
Allied Universal Holdco LLC, 1st Lien Term
Loan, 05/12/28
(o)
.................. 1,041 1,044,818
Aramark Services, Inc., 1st Lien Term Loan B7,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.31%
,
 04/06/28 ............ 81 81,068
Aramark Services, Inc., 1st Lien Term Loan B8,
06/24/30
(o)
...................... 480 482,070
Ascensus Group Holdings, Inc., 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.31%
,
 08/02/28 ....... 755 755,039
Asplundh Tree Expert LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.16%
,
 09/06/27 ............ 195 194,648
Clean Harbors, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.06%
,
 10/10/28 .................. 227 229,015
Froneri International Ltd., Facility 1st Lien Term
Loan B4, 09/30/31
(o)
................ 1,084 1,085,216
Garda World Security Corp., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 7.81%
,
 02/01/29 ....... 129 129,237
Garda World Security Corp., 1st Lien Term Loan
B, 02/01/29
(o)
.................... 101 101,152
GFL Environmental, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.31%
,
 07/03/31 ............ 123 122,685
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 8.34%
,
 10/17/30 ....... 108 108,814
LABL, Inc., 1st Lien Term Loan B, 10/30/28
(o)
. 227 212,428
Madison Safety & Flow LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.56%
,
 09/26/31 ....... 67 67,313
Minimax Viking GmbH, Facility 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.75%
Floor + 2.75%), 7.32%
,
 07/31/28 ....... 21 20,754
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1, (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.33%
,
 10/15/30 .. 86 85,750
Reworld Holding Corp., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.55%
,
 11/30/28 ............. 302 302,590
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Reworld Holding Corp., 1st Lien Term Loan C,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.55%
,
 11/30/28 ............. USD 18 $ 18,324
Ryan LLC, 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
7.81%
,
 11/14/30 .................. 15 14,925
Skopima Consilio Parent LLC, 1st Lien Term
Loan, 05/12/28
(o)
.................. 122 122,339
Tempo Acquisition LLC, 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.12%
,
 08/31/28 ............ 776 776,039
TruGreen LP, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
8.41%
,
 11/02/27 .................. 140 135,518
Vestis Corp., 1st Lien Term Loan B1, 02/24/31
(o)
229 228,877
6,388,547
Communications Equipment — 0.0%
(a)
Ciena Corp., 1st Lien Term Loan, (1-mo. CME
Term SOFR + 1.75%), 6.05%
,
 10/24/30 ... 288 287,629
Viasat, Inc., 1st Lien Term Loan
 03/02/29
(o)
...................... 77 69,289
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.92%, 05/30/30 .......... 59 51,780
408,698
Construction & Engineering — 0.1%
(a)
AECOM, 1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.06%
,
 04/18/31 .................. 207 208,734
Arcosa, Inc., 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.56%
,
 08/15/31 .................. 136 136,839
Brand Industrial Services, Inc., 1st Lien Term
Loan C, (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.07%
,
 08/01/30 ....... 685 674,031
Construction Partners, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.81%
,
 11/03/31 ............. 56 56,046
Pike Corp., 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.43%
,
 01/21/28 .................. 299 301,341
Refficiency Holdings LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.50%), 7.91%
,
 12/16/27 ............ 49 49,611
1,426,602
Construction Materials — 0.2%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.06%
,
 01/31/31 .................. 353 354,176
NEW AMI I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.31%
,
 03/08/29 ................. 142 139,020
Oldcastle BuildingEnvelope, Inc., 1st Lien Term
Loan B, (6-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 8.50%
,
 04/30/29 ....... 193 191,860
Quikrete Holdings, Inc., 1st Lien Term Loan B,
01/30/32
(o)
...................... 173 173,865
Quikrete Holdings, Inc., 1st Lien Term Loan B1,
04/14/31
(o)
...................... 308 308,416
Quikrete Holdings, Inc., 1st Lien Term Loan B2,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.56%
,
 03/19/29 ............ 54 54,294

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction Materials (continued)
Smyrna Ready Mix Concrete LLC, Facility 1st
Lien Term Loan, (1-mo. CME Term SOFR +
3.00%), 7.30%
,
 03/30/29
(f)
............ USD 73 $ 72,885
Standard Building Solutions, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 1.75%), 6.05%
,
 09/22/28 ....... 64 64,570
Summit Materials LLC, 1st Lien Term Loan B2,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.06%
,
 01/12/29 ............ 101 101,235
White Cap Supply Holdings LLC, Facility 1st
Lien Term Loan C, 10/19/29
(o)
......... 808 809,684
2,270,005
Consumer Staples Distribution & Retail — 0.0%
(a)
EG Finco Ltd., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.61%
,
 02/07/28 .................. 61 61,551
US Foods, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11%, 11/22/28 ........... 269 271,150
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.06%, 10/03/31 .......... 122 122,970
455,671
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, 11/29/30
(o)
.................. 849 854,572
Mauser Packaging Solutions Holding Co.,
Facility 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.34%
,
 04/15/27 .................. 204 205,282
Pregis TopCo LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.31%
,
 07/31/26 .................. 53 53,466
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7, (6-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 8.19%
,
 09/15/28 ........... 175 176,939
1,290,259
Distributors — 0.0%
Pai HoldCo, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.30%
,
 10/28/27
(a)
................. 235 206,229
Diversified Consumer Services — 0.2%
(a)
Bright Horizons Family Solutions LLC, 1st Lien
Term Loan B, 11/24/28
(o)
............. 425 425,679
Kuehg Corp., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
7.54%
,
 06/12/30 .................. 131 132,718
OMNIA Partners LLC, 1st Lien Term Loan B,
07/25/30
(o)
...................... 175 175,271
PG Polaris BidCo SARL, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
 03/26/31 ............ 126 126,765
Planet US Buyer LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.52%
,
 02/07/31 ............ 158 158,425
Spring Education Group, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.33%
,
 09/30/30 ....... 271 272,183
Verde Purchaser LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.83%
,
 11/30/30 ............. 310 309,891
Wand Newco 3, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR + 2.75%), 7.06%
,
 01/30/31 419 418,870
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
WCG Intermediate Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor +
3.50%), 7.81%
,
 01/08/27 ............ USD 132 $ 132,757
2,152,559
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, 1st Lien Term Loan, (6-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.43%
,
 01/30/26 .................. 95 91,022
Connect Finco SARL, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.81%
,
 09/13/29 ............ 123 106,762
Iridium Satellite LLC, 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 6.56%
,
 09/20/30 ............ 118 117,417
Level 3 Financing, Inc., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 2.00% Floor +
6.56%), 10.87%
,
 04/16/29 ............ 69 69,793
Level 3 Financing, Inc., 1st Lien Term Loan B2,
(1-mo. CME Term SOFR at 2.00% Floor +
6.56%), 10.87%
,
 04/15/30 ............ 69 70,193
Lumen Technologies, Inc., 1st Lien Term Loan
A, (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.31%
,
 06/01/28 ............ 26 26,460
Lumen Technologies, Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR at 2.00% Floor
+ 2.35%), 6.78%
,
 04/16/29 ........... 79 74,206
Lumen Technologies, Inc., 1st Lien Term Loan
B2, 04/15/30
(o)
.................... 416 387,461
Orbcomm, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
8.68%
,
 09/01/28 .................. 106 95,149
Radiate Holdco LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.72%
,
 09/25/26 ............ 384 342,752
UPC Financing Partnership, Facility 1st Lien
Term Loan AX, (1-mo. CME Term SOFR at
0.00% Floor + 2.93%), 7.23%
,
 01/31/29 .. 33 32,888
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q, (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.67%
,
 01/31/29 ....... 83 81,755
Zayo Group Holdings, Inc., 1st Lien Term Loan,
03/09/27
(o)
...................... 1,133 1,088,755
2,584,613
Electric Utilities — 0.1%
(a)
Hamilton Projects Acquiror LLC, 1st Lien Term
Loan
 05/22/31
(o)
...................... 32 32,226
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.11%, 05/30/31 ........... 72 72,052
NRG Energy, Inc., 1st Lien Term Loan, (1-
mo. CME Term SOFR at 0.50% Floor +
1.75%; 3-mo. CME Term SOFR at 0.50%
Floor + 1.75% at 0.00% Floor + 0.00%),
6.04%
,
 04/16/31 .................. 240 239,826
Vistra Operations Co. LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.06%
,
 12/20/30 ............ 220 220,370
564,474

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electrical Equipment — 0.0%
Arcline FM Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
4.50%; 6-mo. CME Term SOFR at 0.75%
Floor + 4.50% at 0.75% Floor + 0.00%),
9.05% - 9.57%
,
 06/23/28
(a)
........... USD 358 $ 358,001
Electronic Equipment, Instruments & Components — 0.1%
(a)
Celestica, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.06%
,
 06/20/31
(f)
................. 70 69,737
Coherent Corp., 1st Lien Term Loan B2,
07/02/29
(o)
...................... 465 466,011
535,748
Entertainment — 0.5%
(a)
Aristocrat Technologies, Inc., 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.68%
,
 05/24/29 ....... 17 17,043
City Football Group Ltd., 1st Lien Term Loan,
07/22/30
(o)
...................... 375 373,348
Creative Artists Agency LLC, 1st Lien Term
Loan B, 10/01/31
(o)
................. 812 813,812
Delta 2 (Lux) SARL, 1st Lien Term Loan B,
09/30/31
(o)
...................... 516 516,613
Liberty Media Corp., 1st Lien Term Loan,
08/01/31
(o)
...................... 258 258,770
Live Nation Entertainment, Inc., 1st Lien Term
Loan B4, (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.15%
,
 10/19/26 ....... 420 419,073
Motion Finco SARL, Facility 1st Lien Term Loan
B3, 11/13/29
(o)
.................... 406 399,860
NEP Group, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.68%
,
 08/19/26 .................. 178 159,742
Playtika Holding Corp., Facility 1st Lien Term
Loan B1, (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.18%
,
 03/13/28 ....... 338 339,367
UFC Holdings LLC, 1st Lien Term Loan B4,
11/21/31
(o)
...................... 540 542,813
William Morris Endeavor Entertainment LLC, 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 7.18%
,
 05/19/25 .. 537 536,728
WMG Acquisition Corp., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.04%
,
 01/24/31 ............ 812 811,922
5,189,091
Financial Services — 0.4%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien
Term Loan B1, (1-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.56%
,
 12/21/28 .. 372 373,608
APi Group DE, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.31%
,
 01/03/29 .................. 220 220,310
Belron Finance US LLC, 1st Lien Term Loan,
10/16/31
(o)
...................... 615 619,978
Boost Newco Borrower LLC, 1st Lien Term Loan
B1, 01/31/31
(o)
.................... 931 933,288
CPI Holdco B LLC, 1st Lien Term Loan
 05/19/31
(o)
...................... 426 425,988
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.56%, 05/19/31 .......... 142 142,148
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, 04/09/27
(o)
.................. 630 619,410
Security
Par (000)
Par (000) Value
Financial Services (continued)
Deerfield Holdings Corp., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.34%
,
 04/07/28 ............ USD 182 $ 176,367
FinCo I LLC, 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.56%
,
 06/27/29 .................. 25 25,100
Guardian US Holdco LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.83%
,
 01/31/30 ............ 20 19,900
Hyperion Refinance SARL, 1st Lien Term Loan,
02/18/31
(o)
...................... 425 426,458
Neon Maple US Debt Mergersub, Inc., 1st Lien
Term Loan B1, (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.31%
,
 11/17/31 ... 284 284,591
Preferred SPV Borrower, 1st Lien Term Loan
B, (12-mo. CME Term SOFR + 5.00%),
9.17%
,
 06/30/31 .................. 6 6,204
Sotera Health Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.56%
,
 05/30/31 ....... 543 543,845
WEX, Inc., 1st Lien Term Loan B2, 04/03/28
(o)
. 60 60,023
4,877,218
Food Products — 0.1%
(a)
Chobani LLC, 1st Lien Term Loan B, 10/25/27
(o)
766 770,520
H-Food Holdings LLC, 1st Lien Term Loan,
(US Prime Rate at 0.00% Floor + 4.69%),
12.19%
,
 05/23/25
(d)(e)
............... 65 32,184
Nomad Foods US LLC, Facility 1st Lien Term
Loan B4, (6-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 6.97%
,
 11/13/29 ....... 138 139,000
Triton Water Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.84%
,
 03/31/28 ............ 162 162,835
Utz Quality Foods LLC, 1st Lien Term Loan B,
01/29/32
(o)
...................... 464 464,836
1,569,375
Gas Utilities — 0.0%
NGL Energy Operating LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.06%
,
 02/03/31
(a)
...... 108 108,880
Ground Transportation — 0.1%
(a)
Avis Budget Car Rental LLC, 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.18%
,
 08/06/27 ....... 190 188,605
Genesee & Wyoming, Inc., 1st Lien Term Loan,
04/10/31
(o)
...................... 931 929,922
Hertz Corp. (The), 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.93%
,
 06/30/28 .................. 157 141,310
Hertz Corp. (The), 1st Lien Term Loan C, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.93%
,
 06/30/28 .................. 31 27,597
SIRVA Worldwide, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 2.00% Floor +
8.00%), 12.52%
,
 08/20/29
(f)
........... 39 14,818
1,302,252
Health Care Equipment & Supplies — 0.1%
Bausch + Lomb Corp., 1st Lien Term Loan
(a)
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.66%, 05/10/27 .......... 484 486,266

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.33%, 09/29/28 .......... USD 307 $ 309,206
795,472
Health Care Providers & Services — 0.4%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.40%
,
 09/29/28 ....... 208 209,792
CNT Holdings I Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.09%
,
 11/08/27 ............. 335 335,298
Concentra Health Services, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.56%
,
 07/26/31
(f)
...... 65 64,919
Ensemble RCM LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.29%
,
 08/01/29 ............ 45 45,011
Examworks Bidco, Inc., 1st Lien Term Loan,
11/01/28
(o)
...................... 507 510,233
EyeCare Partners LLC, 1st Lien Term Loan A,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 10.04%
,
 08/31/28 ............ 51 52,457
EyeCare Partners LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
1.00%), 5.39%
,
 11/30/28 ............. 197 152,594
EyeCare Partners LLC, 1st Lien Term Loan C,
(3-mo. CME Term SOFR at 0.00% Floor +
6.75%), 11.14%
,
 11/30/28
(d)(e)(f)
......... 5 1,012
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.89%
,
 11/01/28 ....... 133 93,203
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 7.00%), 11.39%
,
 11/01/29
(f)
...... 87 43,500
Medline Borrower LP, 1st Lien Term Loan,
10/23/28
(o)
...................... 1,931 1,939,107
Option Care Health, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.56%
,
 10/27/28 ............ 446 448,987
Raven Acquisition Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.56%
,
 11/19/31 ....... 97 97,260
Surgery Center Holdings, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.06%
,
 12/19/30 ....... 260 260,494
Vizient, Inc., 1st Lien Term Loan B8, (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.31%
,
 08/01/31 .................. 81 81,533
4,335,400
Health Care Technology — 0.3%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan,
02/15/29
(o)
...................... 1,023 1,022,927
Cotiviti, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.09%
,
 05/01/31 .................. 556 559,281
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.43%
,
 10/01/27 ............ 351 333,457
PointClickCare Technologies, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.58%
,
 11/03/31 ....... 157 158,449
Polaris Newco LLC, 1st Lien Term Loan,
06/02/28
(o)
...................... 656 656,757
Security
Par (000)
Par (000) Value
Health Care Technology (continued)
Waystar Technologies, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.56%
,
 10/22/29 ............ USD 113 $ 113,025
2,843,896
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.31%
,
 05/18/30
(a)
........... 97 96,868
Hotels, Restaurants & Leisure — 0.8%
(a)
1011778 BC ULC, 1st Lien Term Loan B5,
09/20/30
(o)
...................... 529 526,177
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.60%
,
 02/02/26 ....... 351 218,089
Alterra Mountain Co., 1st Lien Term Loan B7,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.31%
,
 05/31/30 ............ 157 158,447
Bally's Corp., Facility 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.80%
,
 10/02/28 ............ 268 253,249
Caesars Entertainment, Inc., 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.56%
,
 02/06/30 ....... 94 93,942
Caesars Entertainment, Inc., 1st Lien Term
Loan B1, 02/06/31
(o)
................ 928 930,126
Carnival Corp., 1st Lien Term Loan
(1-mo. CME Term SOFR + 2.00%),
6.32%, 08/09/27 ................ 129 129,181
 10/18/28
(o)
...................... 155 155,194
Churchill Downs, Inc., Facility 1st Lien Term
Loan B1, (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.41%
,
 03/17/28 ....... 268 268,239
Crown Finance US, Inc., 1st Lien Term Loan,
12/02/31
(o)
...................... 155 154,656
Fertitta Entertainment LLC, 1st Lien Term Loan
B, 01/29/29
(o)
.................... 927 930,867
Flutter Financing BV, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.08%
,
 12/02/30 ............ 616 616,021
Four Seasons Hotels Ltd., 1st Lien Term Loan
B, 11/30/29
(o)
..................... 697 698,484
Great Canadian Gaming Corp., 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 9.09%
,
 11/01/29 ....... 154 154,352
Herschend Entertainment Co. LLC, 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 3.00%), 7.31%
,
 08/28/28 .. 31 31,419
Hilton Domestic Operating Co., Inc., 1st Lien
Term Loan B4, 11/08/30
(o)
............ 507 510,009
IRB Holding Corp., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.75% Floor +
2.50%), 6.86%
,
 12/15/27 ............ 384 385,537
Light & Wonder International, Inc., 1st Lien Term
Loan B2, (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.55%
,
 04/16/29 ....... 245 245,410
Packers Holdings LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.66%
,
 03/02/28 ............ 126 63,578
Penn Entertainment, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.81%
,
 05/03/29 ............ 362 364,236

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Playa Resorts Holding BV, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.06%
,
 01/05/29 ............ USD 75 $ 74,741
Scientific Games Holdings LP, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.30%
,
 04/04/29 ....... 95 95,062
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3, (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 6.31%
,
 12/04/31 .. 73 72,813
Six Flags Entertainment Corp., 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.36%
,
 05/01/31 ....... 84 83,768
Station Casinos LLC, Facility 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.31%
,
 03/14/31 ....... 476 477,062
Whatabrands LLC, 1st Lien Term Loan B,
08/03/28
(o)
...................... 657 659,710
Wyndham Hotels & Resorts, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.06%
,
 05/24/30 ....... 241 241,559
8,591,928
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.84%
,
 05/17/28 ............ 81 62,368
Hunter Douglas, Inc., 1st Lien Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.55%
,
 01/16/32 ............ 582 584,052
SWF Holdings I Corp., 1st Lien Term Loan A1,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.86%
,
 12/19/29 ............ 42 42,116
SWF Holdings I Corp., 1st Lien Term Loan A2,
10/06/28
(o)
...................... 351 308,209
Tempur Sealy International, Inc., 1st Lien Term
Loan B, (1-day SOFR at 0.00% Floor +
2.50%), 2.50%
,
 10/24/31 ............ 100 100,292
Weber-Stephen Products LLC, 1st Lien Term
Loan B, 10/29/27
(o)
................. 443 441,223
1,538,260
Independent Power and Renewable Electricity Producers
— 0.1%
(a)
Calpine Construction Finance Co. LP, 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.31%
,
 07/19/30 .. 314 314,527
Calpine Corp., Facility 1st Lien Term Loan,
01/31/31
(o)
...................... 139 139,393
Constellation Renewables LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 1.00%
Floor + 2.25%), 6.76%
,
 12/15/27 ....... 247 247,434
Talen Energy Supply LLC, 1st Lien Term Loan
B, 12/11/31
(o)
..................... 114 114,333
815,687
Industrial Conglomerates — 0.1%
(a)
Cube Industrial Buyer, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.79%
,
 10/18/31 ............ 49 49,260
EMRLD Borrower LP, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.83%
,
 08/04/31 ............ 431 432,629
Security
Par (000)
Par (000) Value
Industrial Conglomerates (continued)
EMRLD Borrower LP, 1st Lien Term Loan B,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.93%
,
 05/31/30 ............ USD 561 $ 562,593
1,044,482
Insurance — 0.7%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.05%
,
 09/19/31 ....... 1,467 1,471,650
AmWINS Group, Inc., 1st Lien Term Loan B,
01/23/32
(o)
...................... 813 814,423
Amynta Agency Borrower, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.34%
,
 12/29/31 ....... 541 540,034
Ardonagh Finco BV, 1st Lien Term Loan B,
02/15/31
(o)
...................... 494 493,382
AssuredPartners, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.81%
,
 02/14/31 ............ 857 857,644
Baldwin Insurance Group Holdings LLC (The),
1st Lien Term Loan B1, 05/27/31
(o)
...... 252 253,361
HUB International Ltd., 1st Lien Term Loan B-1,
06/20/30
(o)
...................... 1,264 1,268,389
Jones Deslauriers Insurance Management, Inc.,
1st Lien Term Loan, (1-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 7.56%
,
 03/15/30 . 165 164,933
Ryan Specialty Group LLC, 1st Lien Term Loan
B1, 09/15/31
(o)
.................... 543 544,989
Truist Insurance Holdings LLC, 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.08%
,
 05/06/31 ....... 579 579,522
USI, Inc., 1st Lien Term Loan, 09/27/30
(o)
.... 511 511,201
USI, Inc., 1st Lien Term Loan D, (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.58%
,
 11/21/29 .................. 534 534,144
8,033,672
Interactive Media & Services — 0.0%
Camelot US Acquisition LLC, 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.06%
,
 01/31/31
(a)
...... 365 365,134
IT Services — 0.5%
(a)
Asurion LLC, 1st Lien Term Loan B11, (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.66%
,
 08/21/28 .................. 217 217,336
Asurion LLC, 1st Lien Term Loan B8, (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.68%
,
 12/23/26 .................. 244 244,311
Asurion LLC, 1st Lien Term Loan B9, (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.68%
,
 07/30/27 .................. 109 109,310
Asurion LLC, 2nd Lien Term Loan B3, (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.68%
,
 01/31/28 .................. 120 117,060
Asurion LLC, 2nd Lien Term Loan B4, (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.68%
,
 01/19/29 .................. 107 103,873
Central Parent LLC, 1st Lien Term Loan,
07/06/29
(o)
...................... 743 708,123
Epicor Software Corp., 1st Lien Term Loan E,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 7.06%
,
 05/30/31 ............ 615 620,165
Fortress Intermediate 3, Inc., 1st Lien Term
Loan, 06/27/31
(o)
.................. 142 141,884

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B7, (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.11%
,
 05/30/31 ....... USD 571 $ 571,473
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8, (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.11%
,
 11/09/29 ....... 155 155,304
Magenta Security Holdings LLC, 1st Lien Term
Loan
(3-mo. CME Term SOFR at 0.75% Floor +
1.50%), 6.35%, 07/27/28 .......... 68 37,560
(3-mo. CME Term SOFR at 0.75% Floor +
1.50%), 6.35%, 07/27/28
(d)(e)
........ 152 51,051
(3-mo. CME Term SOFR at 1.00% Floor +
6.25%), 10.84%, 07/27/28 .......... 17 17,629
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.60%, 07/27/28 .......... 42 38,588
Mitchell International, Inc., 1st Lien Term Loan,
06/17/31
(o)
...................... 669 668,107
Mitchell International, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 9.56%
,
 06/07/32 ............ 92 90,768
Modena Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.86%
,
 07/01/31 .................. 204 192,603
Project Alpha Intermediate Holding, Inc., 1st
Lien Term Loan B, 10/28/30
(o)
......... 46 46,417
Project Boost Purchaser LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.31%
,
 07/16/31 ....... 287 288,745
Quartz Acquireco LLC, 1st Lien Term Loan B1,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.08%
,
 06/28/30
(f)
............ 267 267,997
Sedgwick Claims Management Services, Inc.,
1st Lien Term Loan, 07/31/31
(o)
........ 1,002 1,007,527
5,695,831
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 4.00%), 8.41%
,
 12/01/28 .. 55 53,586
Hayward Industries, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.93%
,
 05/30/28 ............ 54 54,435
108,021
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., 1st Lien Term Loan B6,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.41%
,
 11/08/27 ............. 18 18,438
Fortrea Holdings, Inc., 1st Lien Term Loan B,
(6-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.49%
,
 07/01/30 ............ 33 33,407
ICON Luxembourg SARL, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.33%
,
 07/03/28 ............ 65 65,642
IQVIA, Inc., 1st Lien Term Loan B4, (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.33%
,
 01/02/31 .................. 223 224,336
Maravai Intermediate Holdings LLC, 1st Lien
Term Loan B, (3-mo. CME Term SOFR at
0.50% Floor + 3.00%), 7.29%
,
 10/19/27 .. 94 93,890
Pra Health Sciences, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.33%
,
 07/03/28 ............ 16 16,475
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
Star Parent, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.33%
,
 09/27/30 .................. USD 257 $ 253,816
706,004
Machinery — 0.5%
(a)
AI Aqua Merger Sub, Inc., 1st Lien Term Loan
B, 07/31/28
(o)
.................... 463 463,570
Albion Financing 3 SARL, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.80%
,
 08/17/29 ............ 361 363,306
Chart Industries, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.81%
,
 03/15/30 ............ 88 88,578
Clark Equipment Co., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.33%
,
 04/20/29 ............ 142 142,859
Columbus McKinnon Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.83%
,
 05/15/28
(f)
............ 96 96,097
Filtration Group Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.00%),
7.31%
,
 10/23/28 .................. 771 776,265
Generac Power Systems, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.06%
,
 06/12/31 ....... 107 108,065
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan, (6-mo. CME Term SOFR at
0.00% Floor + 4.50%), 8.78%
,
 02/15/29 .. 718 723,358
Madison IAQ LLC, 1st Lien Term Loan,
06/21/28
(o)
...................... 658 658,684
Rexnord LLC, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.47%
,
 10/04/28 .................. 132 133,277
Roper Industrial Products Investment Co. LLC,
1st Lien Term Loan D, 11/22/29
(o)
....... 405 406,152
SPX FLOW, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.31%
,
 04/05/29 .................. 254 256,585
TK Elevator Midco GmbH, 1st Lien Term Loan
C, 04/30/30
(o)
.................... 1,002 1,009,425
Vertiv Group Corp., 1st Lien Term Loan B3,
(1-mo. CME Term SOFR at 0.75% Floor +
1.75%), 6.09%
,
 03/02/27 ............ 540 541,117
Vortex Opco LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.69%
,
 12/18/28 .................. 134 84,138
WEC US Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.59%
,
 01/27/31 ............ 256 256,402
6,107,878
Media — 0.3%
(a)
Altice France SA, 1st Lien Term Loan B14,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 9.80%
,
 08/15/28 ............ 320 269,235
Charter Communications Operating LLC, 1st
Lien Term Loan B4, (3-mo. CME Term SOFR
at 0.00% Floor + 2.00%), 6.31%
,
 12/09/30 . 122 121,447
Charter Communications Operating LLC, 1st
Lien Term Loan B5, 12/15/31
(o)
......... 163 162,809
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 4.00%), 8.43%
,
 08/23/28 .. 66 65,694

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
CSC Holdings LLC, 1st Lien Term Loan B5,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.17%
,
 04/15/27 ............ USD 374 $ 347,794
DIRECTV Financing LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.55%
,
 08/02/27 ............ 126 126,005
ECL Entertainment LLC, Facility 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 7.81%
,
 08/30/30 ....... 85 85,791
Endeavor Operating Co. LLC, 1st Lien Term
Loan B, 01/28/32
(o)
................. 815 816,019
Fleet Midco I Ltd., 1st Lien Term Loan B2,
(6-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.58%
,
 02/21/31
(f)
............ 67 67,250
Gray Television, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.59%
,
 05/23/29 ............ 45 42,290
Learfield Communications LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 2.00%
Floor + 5.00%), 9.31%
,
 06/30/28 ....... 164 165,437
Sinclair Television Group, Inc., 1st Lien Term
Loan B4, (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.16%
,
 04/23/29 ....... 50 42,507
Speedster Bidco GmbH, Facility 1st Lien Term
Loan B, 11/13/31
(o)
................. 414 416,244
Ziggo Financing Partnership, 1st Lien Term
Loan I, (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.92%
,
 04/28/28 ....... 111 110,260
2,838,782
Oil, Gas & Consumable Fuels — 0.1%
(a)
Buckeye Partners LP, 1st Lien Term Loan B6,
11/22/30
(o)
...................... 109 109,598
Freeport LNG Investments LLLP, 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.54%
,
 12/21/28 ....... 514 514,928
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.30%
,
 10/04/30 ....... 29 29,387
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.91%
,
 09/19/29 ....... 35 35,317
Murphy USA, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.20%
,
 01/31/28 .................. 44 44,014
New Fortress Energy, Inc., 1st Lien Term Loan,
10/30/28
(o)
...................... 52 51,997
Oryx Midstream Services Permian Basin LLC,
1st Lien Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor + 2.25%), 6.55%
,
 10/05/28 . 370 371,306
1,156,547
Passenger Airlines — 0.2%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 9.30%
,
 04/20/28 ............ 161 165,184
Air Canada, 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.75% Floor + 2.00%),
6.34%
,
 03/21/31 .................. 389 391,278
American Airlines, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.17%, 01/29/27 .......... 202 201,742
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.56%, 02/15/28 .......... 213 212,981
 06/04/29
(o)
...................... 387 387,100
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
Jetblue Airways Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
5.50%), 9.85%
,
 08/13/29 ............ USD 136 $ 136,242
United Airlines, Inc., Facility 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.30%
,
 02/24/31 ............ 233 233,669
1,728,196
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 5.50%), 9.81%
,
 05/04/28 ....... 201 206,683
Bausch Health Cos., Inc., 1st Lien Term Loan,
02/01/27
(o)
...................... 166 161,272
Elanco Animal Health, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.19%
,
 08/02/27 ............ 236 235,685
Jazz Financing Lux SARL, 1st Lien Term Loan
B2, (1-mo. CME Term SOFR at 0.50% Floor
+ 2.25%), 6.56%
,
 05/05/28 ........... 442 443,411
Organon & Co., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.55%
,
 05/19/31 .................. 215 215,492
Perrigo Investments LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.31%
,
 04/20/29 ............ 92 91,645
Precision Medicine Group LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.75%
Floor + 3.00%), 7.43%
,
 11/18/27 ....... 140 140,068
1,494,256
Professional Services — 0.4%
(a)
AlixPartners LLP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.93%
,
 02/04/28 .................. 343 344,225
Amentum Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.56%
,
 09/29/31 ............ 315 313,583
CoreLogic, Inc., 1st Lien Term Loan, 06/02/28
(o)
516 513,087
Corpay Technologies Operating Co. LLC, 1st
Lien Term Loan B4, 04/28/28
(o)
......... 659 660,115
Dayforce, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.79%
,
 02/28/31
(f)
................. 444 447,264
Dun & Bradstreet Corp. (The), 1st Lien Term
Loan B2, (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.56%
,
 01/18/29 ....... 1,204 1,205,970
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.08%
,
 06/22/29 .................. 111 111,617
Galaxy US Opco, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.04%
,
 04/30/29 ............ 111 97,234
Trans Union LLC, 1st Lien Term Loan B9,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.11%
,
 01/24/31 ............. 534 533,958
TransUnion LLC, 1st Lien Term Loan B8, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.06%
,
 06/24/31 .................. 387 387,396
Zelis Cost Management Buyer, Inc., 1st Lien
Term Loan B2, (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 7.06%
,
 09/28/29 .. 109 109,711

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services (continued)
Zelis Payments Buyer, Inc., 1st Lien Term Loan,
11/26/31
(o)
...................... USD 410 $ 411,537
5,135,697
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan
(a)
(1-mo. CME Term SOFR + 2.75%),
7.06%, 01/31/30
(f)
............... 53 53,097
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.56%, 01/31/30 .......... 56 56,163
109,260
Semiconductors & Semiconductor Equipment — 0.0%
(a)
Entegris, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
 07/06/29 .................. 126 126,217
MKS Instruments, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR + 2.00%),
6.30%
,
 08/17/29 .................. 280 280,783
407,000
Software — 1.2%
(a)
Applied Systems, Inc., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
 02/24/31 ............ 653 658,920
Barracuda Networks, Inc., 1st Lien Term Loan,
08/15/29
(o)
...................... 209 183,262
Boxer Parent Co., Inc., 1st Lien Term Loan B,
07/30/31
(o)
...................... 431 432,573
Capstone Borrower, Inc., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.58%
,
 06/17/30 ............ 111 111,482
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan, 09/21/28
(o)
.................. 452 453,197
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan B, 09/21/28
(o)
................. 220 220,550
Cloud Software Group, Inc., 1st Lien Term Loan
B, 03/21/31
(o)
.................... 1,078 1,085,380
Cloud Software Group, Inc., Facility 1st Lien
Term Loan B, (3-mo. CME Term SOFR at
0.50% Floor + 3.50%), 7.83%
,
 03/30/29 .. 642 645,819
Cloudera, Inc., 1st Lien Term Loan, 10/09/28
(o)
425 423,703
Cloudera, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.41%
,
 10/10/29 ................. 117 113,490
Clover Holdings 2 LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.43%
,
 12/09/31
(f)
............ 924 932,085
DS Admiral Bidco LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.56%
,
 06/26/31 ............ 133 123,547
Ellucian Holdings, Inc., 1st Lien Term Loan B1,
10/09/29
(o)
...................... 696 699,300
Ellucian Holdings, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.06%
,
 11/15/32 ............. 94 96,174
Flexera Software LLC, 1st Lien Term Loan B3,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 7.35%
,
 03/03/28 ............ 100 100,699
Gen Digital, Inc., 1st Lien Term Loan B,
09/12/29
(o)
...................... 774 774,256
Genesys Cloud Services, Inc., 1st Lien Term
Loan B, 01/30/32
(o)
................. 1,016 1,017,188
Informatica LLC, 1st Lien Term Loan B,
10/27/28
(o)
...................... 820 824,464
Security
Par (000)
Par (000) Value
Software (continued)
McAfee Corp., 1st Lien Term Loan B1,
03/01/29
(o)
...................... USD 603 $ 604,645
MH Sub I LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.61%, 05/03/28 .......... 181 178,706
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.61%, 12/31/31 .......... 123 118,591
Planview Parent, Inc., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.83%
,
 12/17/27 ............ 47 47,047
Proofpoint, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.31%
,
 08/31/28 .................. 817 821,076
RealPage, Inc., 1st Lien Term Loan, 04/24/28
(o)
465 464,663
Sabre GLBL, Inc., 1st Lien Term Loan B1
(o)
 12/17/27 ....................... 37 35,965
 11/15/29 ....................... 169 169,194
Sabre GLBL, Inc., 1st Lien Term Loan B2
 12/17/27
(o)
...................... 21 20,451
(1-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.41%, 06/30/28 .......... 9 8,908
 11/15/29
(o)
...................... 52 50,314
SS&C Technologies, Inc., 1st Lien Term Loan,
05/09/31
(o)
...................... 772 773,834
Thunder Generation Funding LLC, 1st Lien
Term Loan, 09/26/31
(o)
.............. 172 172,962
UKG, Inc., 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.30%
,
 02/10/31 .................. 1,001 1,006,909
Voyage Australia Pty. Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.05%
,
 07/20/28 ............ 31 31,556
VS Buyer LLC, 1st Lien Term Loan, 04/14/31
(o)
694 696,637
14,097,547
Specialty Retail — 0.1%
(a)
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B, 04/23/31
(o)
................. 187 186,928
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan B, (1-mo. CME Term SOFR
at 0.75% Floor + 3.00%), 7.31%
,
 05/04/28 . 432 433,850
Peer Holding III BV, Facility 1st Lien Term Loan
B5, (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.33%
,
 07/01/31 ........... 127 127,540
PetSmart LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.16%
,
 02/11/28 .................. 148 148,248
Restoration Hardware, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.93%, 10/20/28 .......... 75 74,643
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.66%, 10/20/28 .......... 55 54,797
1,026,006
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.06%
,
 03/08/30
(a)(f)
........... 16 16,400
Trading Companies & Distributors — 0.2%
(a)
Beacon Roofing Supply, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.31%
,
 05/19/28 ....... 253 253,675
Core & Main LP, 1st Lien Term Loan D, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.31%
,
 07/27/28 .................. 369 369,947

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
Core & Main LP, 1st Lien Term Loan E, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.31%
,
 02/10/31 .................. USD 391 $ 392,187
Foundation Building Materials, Inc., 1st Lien
Term Loan, 01/29/31
(o)
.............. 593 581,945
Gulfside Supply, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
 06/17/31 ............ 87 87,367
GYP Holdings III Corp., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.56%
,
 05/13/30 ............ 51 51,095
TMK Hawk Parent Corp., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 1.00% Floor +
5.25%), 9.57%
,
 06/30/29 ............ 146 78,985
1,815,201
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan
(o)
 09/22/28 ....................... 468 470,562
 09/22/28 ....................... 147 147,817
Brown Group Holding LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.81%
,
 07/01/31 ............ 344 345,169
Brown Group Holding LLC, 1st Lien Term Loan
B2, (1-mo. CME Term SOFR at 0.50% Floor
+ 2.25%; 3-mo. CME Term SOFR at 0.50%
Floor + 2.25% at 0.50% Floor + 0.03%),
6.79% - 6.81%
,
 07/01/31 ............ 237 237,965
OLA Netherlands BV, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
6.25%), 10.66%
,
 12/15/26
(f)
........... 103 102,892
Rand Parent LLC, 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
8.08%
,
 03/18/30 .................. 54 54,122
1,358,527
Wireless Telecommunication Services — 0.0%
(a)
Gogo Intermediate Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 8.18%
,
 05/01/28 ....... 116 108,802
SBA Senior Finance II LLC, 1st Lien Term Loan
B, 01/27/31
(o)
.................... 406 406,555
515,357
Total Floating Rate Loan Interests — 10.6%
(Cost: $123,120,133) .............................. 122,632,786
Foreign Agency Obligations
Argentina — 0.0%
YPF SA, 9.50%
,
01/17/31
(b)
............. 215 227,438
Chile — 0.0%
Empresa Nacional del Petroleo, 5.95%
,
07/30/34
(b)
...................... 200 198,126
Colombia — 0.1%
Ecopetrol SA
8.88%, 01/13/33 .................. 270 277,438
8.38%, 01/19/36 .................. 283 274,652
552,090
Denmark — 0.0%
Orsted A/S
(a)(c)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 2.14%), 2.50%,
02/18/3021 .................... GBP 126 113,041
Security
Par (000)
Par (000) Value
Denmark (continued)
(5-Year EURIBOR ICE Swap Rate + 2.59%),
5.13%, 03/14/3024 .............. EUR 100 $ 105,370
218,411
Finland — 0.0%
Finnair OYJ, 4.75%
,
05/24/29
(c)
.......... 100 105,690
France — 0.1%
Electricite de France SA
(a)(c)(j)
(13-Year GBP Swap Semi + 4.23%), 6.00% GBP 400 495,960
(5-Year EUR Swap Annual + 3.97%), 3.38% EUR 200 194,812
(5-Year EURIBOR ICE Swap Rate + 3.28%),
5.63% ....................... 200 215,966
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.78%), 7.38% .... GBP 200 253,480
1,160,218
Hungary — 0.1%
(c)
Magyar Export-Import Bank Zrt., 6.00%
,
05/16/29 ....................... EUR 264 295,441
MVM Energetika Zrt., 7.50%
,
06/09/28 ..... USD 200 208,938
504,379
Indonesia — 0.0%
Pertamina Persero PT, 3.65%
,
07/30/29
(c)
... 392 368,480
Ireland — 0.1%
AIB Group plc, (5-Year EUR Swap Annual +
6.63%), 6.25%
(a)(c)(j)
................ EUR 400 418,798
Mexico — 0.1%
Petroleos Mexicanos
8.75%, 06/02/29 .................. USD 325 321,964
5.95%, 01/28/31 .................. 298 249,530
6.70%, 02/16/32 .................. 210 182,060
10.00%, 02/07/33 ................. 203 208,867
962,421
Morocco — 0.0%
OCP SA
5.13%, 06/23/51
(c)
................. 217 164,028
7.50%, 05/02/54
(b)
................. 232 234,610
398,638
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA,
5.13%
,
08/11/61
(b)
................. 200 138,400
Peru — 0.0%
Corp. Financiera de Desarrollo SA, 4.75%
,
07/15/25
(c)
...................... 200 199,448
Total Foreign Agency Obligations — 0.5%
(Cost: $5,639,093) ............................... 5,452,537
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain, 5.45%
,
09/16/32
(c)
..... 200 185,750
Brazil — 0.0%
Federative Republic of Brazil, 7.13%
,
05/13/54 229 215,168
Bulgaria — 0.0%
Bulgaria Government Bond, 5.00%
,
03/05/37
(c)
186 174,608
Cameroon — 0.0%
Republic of Cameroon, 9.50%
,
07/31/31
(c)
... 300 286,407
Chile — 0.0%
Republic of Chile
3.75%, 01/14/32 .................. EUR 140 146,144

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chile (continued)
4.34%, 03/07/42 .................. USD 268 $ 225,187
371,331
Colombia — 0.1%
Republic of Colombia
4.50%, 01/28/26 .................. 284 281,160
8.00%, 04/20/33 .................. 256 262,277
8.00%, 11/14/35 .................. 200 201,746
7.75%, 11/07/36 .................. 295 288,510
1,033,693
Costa Rica — 0.0%
Republic of Costa Rica, 6.55%
,
04/03/34
(c)
... 230 235,118
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(c)
................. 387 387,399
4.50%, 01/30/30
(b)
................. 383 353,413
7.05%, 02/03/31
(b)
................. 155 159,805
4.88%, 09/23/32
(b)
................. 306 275,247
1,175,864
Egypt — 0.1%
Arab Republic of Egypt
5.63%, 04/16/30
(c)
................. EUR 160 147,450
7.63%, 05/29/32
(c)
................. USD 428 383,022
9.45%, 02/04/33
(b)
................. 200 196,716
7.50%, 02/16/61
(b)
................. 200 141,714
868,902
Guatemala — 0.1%
Republic of Guatemala
(b)
7.05%, 10/04/32 .................. 380 393,405
6.60%, 06/13/36 .................. 225 222,187
615,592
Hungary — 0.1%
Hungary Government Bond
(b)
5.25%, 06/16/29 .................. 355 350,562
5.50%, 03/26/36 .................. 200 189,998
540,560
Indonesia — 0.0%
Republic of Indonesia, 3.88%
,
01/15/33 ..... EUR 266 276,379
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
(c)
6.38%, 03/03/28 .................. USD 303 302,342
5.88%, 10/17/31 .................. EUR 291 286,901
589,243
Jordan — 0.0%
Hashemite Kingdom of Jordan, 4.95%
,
07/07/25
(c)
...................... USD 200 198,390
Kenya — 0.0%
Republic of Kenya, 9.75%
,
02/16/31
(b)
...... 292 289,445
Mexico — 0.1%
United Mexican States
3.75%, 01/11/28 .................. 218 208,773
2.66%, 05/24/31 .................. 330 270,910
6.35%, 02/09/35 .................. 270 264,921
744,604
Montenegro — 0.0%
Republic of Montenegro, 2.88%
,
12/16/27
(c)
.. EUR 191 189,970
Morocco — 0.0%
Kingdom of Morocco, 2.38%
,
12/15/27
(c)
.... USD 256 234,237
Security
Par (000)
Par (000) Value
Nigeria — 0.0%
Federal Republic of Nigeria
10.38%, 12/09/34
(b)
................ USD 200 $ 206,730
7.63%, 11/28/47
(c)
................. 200 155,750
362,480
North Macedonia — 0.0%
Republic of North Macedonia, 6.96%
,
03/13/27
(c)
...................... EUR 182 197,492
Oman — 0.1%
Oman Government Bond, 6.75%
,
01/17/48
(c)
. USD 554 564,620
Panama — 0.1%
Republic of Panama
7.50%, 03/01/31 .................. 264 269,676
6.40%, 02/14/35 .................. 200 184,600
454,276
Paraguay — 0.0%
Republic of Paraguay, 2.74%
,
01/29/33
(c)
.... 398 324,619
Peru — 0.0%
Republic of Peru, 1.86%
,
12/01/32 ........ 203 154,661
Poland — 0.0%
Republic of Poland
4.88%, 10/04/33 .................. 75 72,453
5.50%, 04/04/53 .................. 235 218,552
291,005
Romania — 0.1%
Romania Government Bond
5.25%, 11/25/27
(b)
................. 72 70,884
2.50%, 02/08/30
(c)
................. EUR 350 323,922
2.12%, 07/16/31
(c)
................. 351 297,219
692,025
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.50%, 04/17/30
(c)
................. USD 315 306,731
5.00%, 01/18/53
(b)
................. 200 170,500
477,231
Senegal — 0.0%
Republic of Senegal, 6.25%
,
05/23/33
(c)
..... 272 224,060
Serbia — 0.0%
Republic of Serbia
6.50%, 09/26/33
(c)
................. 200 206,688
6.00%, 06/12/34
(b)
................. 200 198,390
405,078
South Africa — 0.1%
Republic of South Africa
5.88%, 04/20/32 .................. 200 188,250
7.10%, 11/19/36
(b)
................. 200 194,900
5.00%, 10/12/46 .................. 279 192,510
7.95%, 11/19/54
(b)
................. 222 211,954
787,614
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago, 6.40%
,
06/26/34
(b)
...................... 217 213,146
Ukraine — 0.0%
Ukraine Government Bond
7.75%, 09/01/26
(c)
................. 45 15,051
1.75%, 02/01/29
(b)(k)
................ 52 36,701
0.00%, 02/01/30
(b)(k)
................ 5 2,678
0.00%, 02/01/34
(b)(k)
................ 18 7,664
1.75%, 02/01/34
(b)(k)
................ 35 19,613

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ukraine (continued)
0.00%, 02/01/35
(b)(k)
................ USD 15 $ 9,276
0.00%, 02/01/36
(b)(k)
................ 13 7,712
98,695
Uruguay — 0.1%
Oriental Republic of Uruguay
5.75%, 10/28/34 .................. 266 272,492
5.25%, 09/10/60 .................. 249 223,552
496,044
Uzbekistan — 0.0%
Republic of Uzbekistan
(b)
5.38%, 05/29/27 .................. EUR 165 172,830
7.85%, 10/12/28 .................. USD 200 208,062
380,892
Total Foreign Government Obligations — 1.3%
(Cost: $14,551,033) ............................... 14,349,199
Shares
Shares
Investment Companies
(p)
BlackRock Floating Rate Income Portfolio,
Class K Shares ................... 4,339,502 42,049,776
iShares Core Dividend Growth ETF ....... 1,354,411 85,964,466
iShares International Dividend Growth ETF .. 274,766 19,230,872
Total Investment Companies — 12.8%
(Cost: $142,546,377) .............................. 147,245,114
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.4%
Alternative Loan Trust
(a)
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.73% Floor and
2.00% Cap + 1.73%), 6.48%, 11/25/46 . 57 46,225
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.81%, 07/25/46 ................ 124 109,010
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.71%, 04/25/47 ................ 148 129,725
Banc of America Mortgage Trust, Series 2007-4,
Class 1A1, 6.25%, 12/28/37 .......... 27 20,079
Prima Capital CRE Securitization Ltd., Series
2016-6A, Class C, 4.00%, 08/24/40
(b)
.... 2,000 1,659,101
Ready Capital Mortgage Financing LLC, Series
2022-FL10, Class A, (1-mo. CME Term
SOFR at 2.55% Floor + 2.55%), 6.86%,
10/25/39
(a)(b)
..................... 672 674,901
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(b)(k)
.... 1,350 1,269,434
3,908,475
Commercial Mortgage-Backed Securities — 3.8%
ARES Commercial Mortgage Trust, Series
2024-IND, Class A, (1-mo. CME Term SOFR
at 1.69% Floor + 1.69%), 6.00%, 07/15/41
(a)
(b)
............................ 80 80,300
ARES1, Series 2024-IND2, Class A, (1-mo.
CME Term SOFR at 1.44% Floor + 1.44%),
5.75%, 10/15/34
(a)(b)
................ 820 822,050
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 6.58%, 04/15/35
(a)(b)
..... USD 540 $ 536,287
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 6.17%, 12/10/41 1,610 1,637,681
Series 2024-MAR, Class C, 7.77%, 12/10/41 470 489,184
BAMLL Trust, Series 2024-BHP, Class A, (1-mo.
CME Term SOFR at 2.35% Floor + 2.35%),
6.66%, 08/15/39
(a)(b)
................ 1,304 1,305,628
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.27%, 08/05/38
(a)(b)
.......... 100 81,641
BFLD Mortgage Trust, Series 2024-VICT, Class
A, (1-mo. CME Term SOFR at 1.89% Floor +
1.89%), 6.20%, 07/15/41
(a)(b)
.......... 170 170,584
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
8.12%, 10/15/35
(a)(b)
................ 946 14,156
BMP, Series 2024-MF23, Class A, (1-mo. CME
Term SOFR at 1.37% Floor + 1.37%), 5.68%,
06/15/41
(a)(b)
..................... 290 291,268
BOCA Commercial Mortgage Trust, Series
2024-BOCA, Class A, (1-mo. CME Term
SOFR at 1.92% Floor + 1.92%), 6.23%,
08/15/41
(a)(b)
..................... 350 351,750
BPR Trust
(a)(b)
Series 2021-TY, Class A, (1-mo. CME Term
SOFR at 1.05% Floor + 1.16%), 5.47%,
09/15/38 ..................... 200 199,500
Series 2021-TY, Class E, (1-mo. CME Term
SOFR at 3.60% Floor + 3.71%), 8.02%,
09/15/38 ..................... 325 326,625
BX Commercial Mortgage Trust
(a)(b)
Series 2021-NWM, Class A, (1-mo. CME
Term SOFR at 0.91% Floor + 1.02%),
5.33%, 02/15/33 ................ 973 963,546
Series 2021-NWM, Class B, (1-mo. CME
Term SOFR at 2.15% Floor + 2.26%),
6.57%, 02/15/33 ................ 571 566,857
Series 2021-NWM, Class C, (1-mo. CME
Term SOFR at 4.25% Floor + 4.36%),
8.67%, 02/15/33 ................ 460 459,467
Series 2021-SOAR, Class G, (1-mo. CME
Term SOFR at 2.80% Floor + 2.91%),
7.22%, 06/15/38 ................ 630 626,017
Series 2021-XL2, Class F, (1-mo. CME Term
SOFR at 2.24% Floor + 2.36%), 6.66%,
10/15/38 ..................... 714 712,215
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 6.07%,
12/09/40 ..................... 186 187,093
Series 2024-AIR2, Class A, (1-mo. CME
Term SOFR at 1.49% Floor + 1.49%),
5.80%, 10/15/41 ................ 580 582,538
Series 2024-AIRC, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
6.00%, 08/15/39 ................ 1,190 1,197,809
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
7.18%, 10/15/41 ................ 740 745,514
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
5.60%, 12/15/39 ................ 510 510,000
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.75%,
02/15/39 ..................... 257 257,584

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.85%, 06/15/37 ................ USD 69 $ 69,274
Series 2024-PURE, Class A, (CAONREPO
at 1.90% Floor + 1.90%), 5.20%, 11/15/41 CAD 290 196,880
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.75%,
02/15/39 ..................... USD 573 575,993
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.70%,
03/15/41 ..................... 368 369,224
BX Trust
(a)(b)
Series 2018-GW, Class A, (1-mo. CME Term
SOFR at 0.80% Floor + 1.10%), 5.40%,
05/15/35 ..................... 131 130,918
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
5.22%, 02/15/36 ................ 120 119,850
Series 2021-LBA, Class GJV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
7.42%, 02/15/36 ................ 133 128,767
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
7.42%, 02/15/36 ................ 395 381,918
Series 2021-MFM1, Class E, (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
6.67%, 01/15/34 ................ 238 236,661
Series 2021-MFM1, Class F, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
7.42%, 01/15/34 ................ 371 368,333
Series 2021-VIEW, Class E, (1-mo. CME
Term SOFR at 3.60% Floor + 3.71%),
8.02%, 06/15/36 ................ 366 359,642
Series 2022-LBA6, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
5.31%, 01/15/39 ................ 410 409,744
Series 2023-DELC, Class A, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
7.00%, 05/15/38 ................ 1,500 1,511,250
Series 2024-VLT4, Class A, (1-mo. CME
Term SOFR at 1.49% Floor + 1.49%),
5.80%, 07/15/29 ................ 520 522,599
BXP Trust, Series 2021-601L, Class D, 2.78%,
01/15/44
(a)(b)
..................... 281 213,640
CFSP Mortgage Trust, Series 2024-AHP1,
Class A, 6.50%, 04/15/37 ............ 450 434,589
COAST Commercial Mortgage Trust
(a)(b)
Series 2023-2HTL, Class A, (1-mo. CME
Term SOFR at 2.59% Floor + 2.59%),
6.90%, 08/15/36 ................ 180 180,450
Series 2023-2HTL, Class D, (1-mo. CME
Term SOFR at 4.44% Floor + 4.44%),
8.75%, 08/15/36 ................ 600 598,501
Commercial Mortgage Trust, Series 2024-
WCL1, Class A, (1-mo. CME Term SOFR at
1.84% Floor + 1.84%), 6.15%, 06/15/41
(a)(b)
270 269,156
CONE Trust, Series 2024-DFW1, Class A,
(1-mo. CME Term SOFR at 1.64% Floor +
1.64%), 5.95%, 08/15/41
(a)(b)
.......... 400 401,750
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 6.19%,
08/15/34
(a)(b)
..................... 1,233 1,238,780
DBGS Mortgage Trust, Series 2018-BIOD,
Class F, (1-mo. CME Term SOFR at 2.00%
Floor + 2.30%), 6.60%, 05/15/35
(a)(b)
..... 330 327,686
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
DBWF Mortgage Trust, Series 2024-LCRS,
Class A, (1-mo. CME Term SOFR at 1.74%
Floor + 1.74%), 6.05%, 04/15/37
(a)(b)
..... USD 320 $ 321,000
ELP Commercial Mortgage Trust, Series 2021-
ELP, Class G, (1-mo. CME Term SOFR at
3.12% Floor + 3.23%), 7.54%, 11/15/38
(a)(b)
265 264,890
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(a)(b)
..................... 580 580,741
Extended Stay America Trust, Series 2021-
ESH, Class F, (1-mo. CME Term SOFR at
3.70% Floor + 3.81%), 8.12%, 07/15/38
(a)(b)
198 199,068
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.76%,
12/15/39
(a)(b)
..................... 1,150 1,153,953
FS Trust, Series 2024-HULA, Class A, (1-mo.
CME Term SOFR at 1.81% Floor + 1.81%),
6.12%, 08/15/39
(a)(b)
................ 180 181,096
Great Wolf Trust
(a)(b)
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR + 1.69%), 6.00%, 05/15/41 . 650 653,250
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.85%, 03/15/39 ................ 340 340,850
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-DM, Class A, (1-mo. CME Term
SOFR at 0.89% Floor + 1.00%), 5.31%,
11/15/36 ..................... 200 199,250
Series 2023-FUN, Class A, (1-mo. CME
Term SOFR at 2.09% Floor + 2.09%),
6.40%, 03/15/28 ................ 520 522,600
Series 2023-SHIP, Class E, 7.43%, 09/10/38 1,400 1,411,123
HIH Trust, Series 2024-61P, Class A, (1-mo.
CME Term SOFR at 1.84% Floor + 1.84%),
6.15%, 10/15/41
(a)(b)
................ 150 150,844
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.85%, 05/15/37
(a)(b)
100 100,094
HONO Mortgage Trust, Series 2021-LULU,
Class A, (1-mo. CME Term SOFR at 1.15%
Floor + 1.26%), 5.57%, 10/15/36
(a)(b)
..... 280 276,500
Houston Galleria Mall Trust, Series 2025-HGLR,
Class A,  + 0.00%), 1.00%, 02/05/45
(a)(b)
... 680 682,233
Hudson Yards Mortgage Trust, Series 2025-
SPRL, Class A,  + 0.00%), 5.47%, 01/13/40
(a)
(b)
............................ 880 889,690
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1-mo. CME Term SOFR at
2.25% Floor + 2.25%), 6.55%, 10/15/39
(a)(b)
1,340 1,344,185
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2016-NINE, Class B, 2.85%, 09/06/38 1,000 959,389
Series 2022-OPO, Class D, 3.45%, 01/05/39 250 217,518
Series 2024-OMNI, Class A, 5.80%,
10/05/39 ..................... 290 295,257
JW Commercial Mortgage Trust, Series 2024-
MRCO, Class A, (1-mo. CME Term SOFR at
1.62% Floor + 1.62%), 5.93%, 06/15/39
(a)(b)
605 605,945
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.85%, 12/15/39
(a)(b)
1,220 1,223,431
LBA Trust, Series 2024-BOLT, Class A, (1-mo.
CME Term SOFR at 1.59% Floor + 1.59%),
5.90%, 06/15/39
(a)(b)
................ 930 930,291

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Life Mortgage Trust, Series 2021-BMR, Class
F, (1-mo. CME Term SOFR at 2.35% Floor +
2.46%), 6.77%, 03/15/38
(a)(b)
.......... USD 488 $ 481,071
LoanCore, Series 2025-CRE8, Class A, (1-mo.
CME Term SOFR at 1.39% Floor + 1.39%),
5.76%, 08/17/42
(a)(b)
................ 940 938,085
MHP Commercial Mortgage Trust, Series 2021-
STOR, Class J, (1-mo. CME Term SOFR at
3.95% Floor + 4.06%), 8.37%, 07/15/38
(a)(b)
138 136,928
Morgan Stanley Capital I Trust
(a)
Series 2018-H3, Class C, 4.85%, 07/15/51 160 149,333
Series 2018-MP, Class E, 4.28%, 07/11/40
(b)
238 157,683
MTK Mortgage Trust, Series 2021-GRNY, Class
A, (1-mo. CME Term SOFR at 1.75% Floor +
1.86%), 6.17%, 12/15/38
(a)(b)
.......... 140 139,567
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
6.30%, 08/15/29
(a)(b)
................ 309 311,618
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.80%, 12/15/39
(a)(b)
................ 910 912,559
PFP Ltd., Series 2022-9, Class A, (1-mo. CME
Term SOFR at 2.27% Floor + 2.27%), 6.58%,
08/19/35
(a)(b)
..................... 733 734,121
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
6.20%, 06/15/39
(a)(b)
................ 300 300,750
PKHL Commercial Mortgage Trust, Series
2021-MF, Class G, (1-mo. CME Term SOFR
at 4.35% Floor + 4.46%), 8.77%, 07/15/38
(a)
(b)
............................ 100 29,451
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.05%, 04/15/41
(a)(b)
.......... 190 190,475
SHER Trust, Series 2024-DAL, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.95%, 04/15/37
(a)(b)
................ 100 100,125
SHR Trust, Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
6.26%, 10/15/41
(a)(b)
................ 400 401,625
SREIT Trust, Series 2021-MFP2, Class A,
(1-mo. CME Term SOFR at 0.82% Floor +
0.94%), 5.24%, 11/15/36
(a)(b)
.......... 290 289,456
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 5.55%, 12/15/39
(a)(b)
1,150 1,149,282
TTAN MHC, Series 2021-MHC, Class A, (1-mo.
CME Term SOFR at 0.85% Floor + 0.96%),
5.27%, 03/15/38
(a)(b)
................ 108 107,599
VEGAS Trust, Series 2024-TI, Class A, 5.52%,
11/10/39
(b)
...................... 260 261,765
Wells Fargo Commercial Mortgage Trust, Series
2016-NXS5, Class B, 4.94%, 01/15/59
(a)
.. 250 240,954
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 7.10%,
11/15/27
(a)(b)
..................... 1,113 1,121,701
43,818,245
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.30%,
10/15/48
(a)(b)
..................... 4,650 32,696
Total Non-Agency Mortgage-Backed Securities — 4.2%
(Cost: $48,882,606) ............................... 47,759,416
Security
Par (000)
Pa r (000) Value
Preferred Securities
Capital Trusts — 0.0%
Banks — 0.0%
Banco Bilbao Vizcaya Argentaria SA, (5-Year
EUR Swap Annual + 6.46%), 6.00%
(a)(c)(j)
.. EUR 200 $ 211,370
Total Capital Trusts — 0.0%
(Cost: $215,416) ................................. 211,370
Shares
Shares
Preferred Stocks — 0.0%
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ....... 3,028 264,556
IT Services — 0.0%
(e)
Veritas Newco ...................... 244 5,479
Veritas Newco, Series G-1 .............. 168 3,785
9,264
Machinery — 0.0%
Sirva-Bgrs Holdings, Inc., 15.25%
(e)
....... 17 3,448
Total Preferred Stocks — 0.0%
(Cost: $256,142) ................................. 277,268
Total Preferred Securities — 0.0%
(Cost: $471,558) ................................. 488,638
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-W5FX, Class CFX,
3.79%, 04/25/28
(a)(b)
................ USD 334 299,562
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $327,968) ................................. 299,562
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22, 1 Share for 1 Warrant,
Expires 04/26/27, Strike Price USD 10.00)
(e)(f)
501 —
IT Services — 0.0%
Atos SE (1 Share for 1 Warrant, Expires
12/17/27)
(e)
...................... 4,739,279 10,816
Total Warrants — 0.0%
(Cost: $—) ..................................... 10,816
Total Long-Term Investments — 96.5%
(Cost: $1,087,171,209) ............................ 1,111,174,025

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 12.5%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.26%
(p)(q)
.................. 144,039,791 $ 144,039,791
Total Short-Term Securities — 12.5%
(Cost: $144,039,791) .............................. 144,039,791
Total Investments — 109.0%
(Cost: $1,231,211,000 ) ............................ 1,255,213,816
Liabilities in Excess of Other Assets — (9.0)% ............. (103,249,841)
Net Assets — 100.0% ...............................
$ 1,151,963,975
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $123,798, representing less than 0.05% of its net assets as of period end, and an original cost of $42,664.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Perpetual security with no stated maturity date.
(k)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(l)
Convertible security.
(m)
Zero-coupon bond.
(n)
Rounds to less than 1,000.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Affiliate of the Fund.
(q)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ 1,887,600 $ — $ (1,887,943)
(b)
$ 343 $ — $ — — $ 789
(c)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 82,640,840 61,398,951
(b)
— — — 144,039,791 144,039,791 2,214,578 —
BlackRock Floating Rate
Income Portfolio, Class K
Shares .............. 17,132,055 24,874,446 — — 43,275 42,049,776 4,339,502 874,476 —
iShares Core Dividend Growth
ETF ................ 120,741,946 167,907,056 (206,368,245) 4,318,430 (634,721) 85,964,466 1,354,411 211,578 —
iShares International Dividend
Growth ETF .......... 31,583,334 — (12,733,751) 1,159,642 (778,353) 19,230,872 274,766 270,293 —
$ 5,478,415 $ (1,369,799) $ 291,284,905 $ 3,571,714 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 1,824 03/20/25 $ 198,788 $ 791,537
U.S. Treasury Ultra Bond ..................................................... 5 03/20/25 593 (18,618)
S&P 500 E-Mini Index ....................................................... 280 03/21/25 84,942 (93,227)
U.S. Treasury 5-Year Note .................................................... 297 03/31/25 31,642 (60,849)
618,843
Short Contracts
GBP Currency ............................................................ 309 03/17/25 23,946 673,867
JPY Currency ............................................................ 78 03/17/25 6,316 206,450
880,317
$ 1,499,160
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 736,581 EUR 700,000 HSBC Bank plc 02/14/25 $ 10,085
USD 166,755 EUR 160,000 JPMorgan Chase Bank NA 02/14/25 699
USD 236,388 GBP 190,000 JPMorgan Chase Bank NA 02/14/25 817
USD 203,535 CAD 289,000 Natwest Markets plc 03/19/25 4,336
AUD 5,000 USD 3,078 Natwest Markets plc 04/16/25 32
EUR 36,000 USD 36,864 Natwest Markets plc 04/16/25 611
GBP 10,000 USD 12,273 Natwest Markets plc 04/16/25 123
GBP 2,000 USD 2,433 Standard Chartered Bank 04/16/25 46
JPY 2,201,000 USD 14,244 Standard Chartered Bank 04/16/25 63
NZD 68,000 USD 37,824 Natwest Markets plc 04/16/25 581
SGD 11,000 USD 8,038 Standard Chartered Bank 04/16/25 79
USD 451,960 CAD 648,000 Natwest Markets plc 04/16/25 4,715
USD 59,447 EUR 57,000 Natwest Markets plc 04/16/25 109
USD 2,481 GBP 2,000 Standard Chartered Bank 04/16/25 2
22,298
USD 56,999,164 EUR 55,830,000 Barclays Bank plc 02/14/25 (944,114)
USD 564,946 EUR 550,000 HSBC Bank plc 02/14/25 (5,873)
USD 11,265,725 GBP 9,300,000 Citibank NA 02/14/25 (264,877)
USD 320,226 GBP 260,000 UBS AG 02/14/25 (2,135)
CAD 49,000 USD 34,091 Natwest Markets plc 04/16/25 (272)
CAD 44,000 USD 30,613 Standard Chartered Bank 04/16/25 (244)
EUR 33,000 USD 34,671 Natwest Markets plc 04/16/25 (319)
EUR 19,000 USD 19,983 Standard Chartered Bank 04/16/25 (205)
HKD 859,000 USD 110,486 Standard Chartered Bank 04/16/25 (55)
JPY 172,000 USD 1,127 Standard Chartered Bank 04/16/25 (9)
KRW 30,350,000 USD 20,894 Standard Chartered Bank 04/16/25 (8)
USD 13,535 AUD 22,000 Standard Chartered Bank 04/16/25 (147)
USD 64,932 CHF 59,000 Natwest Markets plc 04/16/25 (371)
USD 2,059,886 EUR 2,008,630 Deutsche Bank AG 04/16/25 (31,036)
USD 301,370 EUR 291,244 Natwest Markets plc 04/16/25 (1,808)
USD 145,088 EUR 139,525 UBS AG 04/16/25 (155)
USD 104,411 GBP 86,000 Natwest Markets plc 04/16/25 (2,196)
USD 104,325 JPY 16,245,000 Natwest Markets plc 04/16/25 (1,270)
(1,255,094)
$ (1,232,796)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Dynamic High Income Portfolio

OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Matterhorn Telecom SA ...... 5 .00 % Quarterly Goldman Sachs International 12/20/29 EUR 176 $ (23,804) $ (22,587) $ (1,217)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate GmbH 5 .00 % Quarterly
Goldman Sachs
International 06/20/26 CCC+ EUR 100 $ 2,221 $ (2,249) $ 4,470
Forvia SE ........... 5 .00 Quarterly Barclays Bank plc 06/20/29 BB EUR 121 11,440 14,027 (2,587)
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 BB EUR 109 10,306 11,197 (891)
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 35 1,919 1,160 759
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 56 3,047 1,774 1,273
Forvia SE ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB EUR 100 9,032 6,714 2,318
$ 37,965 $ 32,623 $ 5,342
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 03/20/25 USD 500 $ 15,210 $ (1,647) $ 16,857
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 06/20/25 USD 400 448 (3,348) 3,796
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 06/20/25 USD 2,375 73,304 (15,396) 88,700
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/25 USD 500 1,365 (4,114) 5,479
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/25 USD 1,500 3,679 (13,723) 17,402
$ 94,006 $ (38,228) $ 132,234

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .32%
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ 34,872 $ (63,064) $ 141,054 $ (4,695)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ 880,317 $ 791,537 $ — $ 1,671,854
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 22,298 — — 22,298
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 43,692 — — 132,234 — 175,926
$ — $ 43,692 $ — $ 902,615 $ 923,771 $ — $ 1,870,078
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 93,227 $ — $ 79,467 $ — $ 172,694
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 1,255,094 — — 1,255,094
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 29,531 — — 38,228 — 67,759
$ — $ 29,531 $ 93,227 $ 1,255,094 $ 117,695 $ — $ 1,495,547
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 7,227,551 $ (156,769) $ 64,550 $ — $ 7,135,332
Forward foreign currency exchange contracts .... — — — 4,582,563 — — 4,582,563
Options purchased
(a)
..................... — — (612,612) — — — (612,612)
Options written ........................ — — 109,219 — — — 109,219
Swaps .............................. — 8,465 — — 20,691 — 29,156
$ — $ 8,465 $ 6,724,158 $ 4,425,794 $ 85,241 $ — $ 11,243,658
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (1,174,973) $ 1,615,748 $ (2,089,184) $ — $ (1,648,409)
Forward foreign currency exchange contracts .... — — — (1,286,828) — — (1,286,828)
Options purchased
(b)
..................... — — (107,532) — — — (107,532)
Options written ........................ — — 43,913 — — — 43,913
Swaps .............................. — 1,019 — — 89,727 — 90,746
$ — $ 1,019 $ (1,238,592) $ 328,920 $ (1,999,457) $ — $ (2,908,110)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Dynamic High Income Portfolio

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 274,558,025
Average notional value of contracts — short ................................................................................. 32,523,504
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 73,241,873
Average amounts sold — in USD ........................................................................................ 525,900
Options
Average value of option contracts purchased ................................................................................ —
(a)
Average value of option contracts written ................................................................................... —
(a)
Credit default swaps
Average notional value — buy protection ................................................................................... 187,013
Average notional value — sell protection ................................................................................... 588,831
Total return swaps
Average notional value ............................................................................................... 5,287,500
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 156,844 $ 1,006,324
Forward f oreign currency exchange contracts ................................................................. 22,298 1,255,094
Swaps — OTC
(a)
..................................................................................... 175,926 67,759
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 355,068 $ 2,329,177
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(156,844) (1,006,324)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 198,224 $ 1,322,853
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Barclays Bank plc ................................ $ 34,680 $ (34,680) $ — $ — $ —
BNP Paribas SA ................................. 88,700 (15,396) — — 73,304
Goldman Sachs International ........................ 15,667 (15,667) — — —
HSBC Bank plc .................................. 10,085 (5,873) — — 4,212
JPMorgan Chase Bank NA .......................... 15,514 — — — 15,514
Morgan Stanley & Co. International plc .................. 22,881 (17,837) — (5,044) —
Natwest Markets plc .............................. 10,507 (6,236) — — 4,271
Standard Chartered Bank ........................... 190 (190) — — —
$ 198,224 $ (95,879) $ — $ (5,044) $ 97,301

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(e)
Barclays Bank plc ................................ $ 951,696 $ (34,680) $ — $ — $ 917,016
BNP Paribas SA ................................. 15,396 (15,396) — — —
Citibank NA .................................... 264,877 — — — 264,877
Deutsche Bank AG ............................... 31,036 — — — 31,036
Goldman Sachs International ........................ 26,944 (15,667) — — 11,277
HSBC Bank plc .................................. 5,873 (5,873) — — —
Morgan Stanley & Co. International plc .................. 17,837 (17,837) — — —
Natwest Markets plc .............................. 6,236 (6,236) — — —
Standard Chartered Bank ........................... 668 (190) — — 478
UBS AG ...................................... 2,290 — — — 2,290
$ 1,322,853 $ (95,879) $ — $ — $ 1,226,974
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 137,714,452 $ 1,000,000 $ 138,714,452
Common Stocks
Aerospace & Defense .................................... 4,832,951 1,665,443 — 6,498,394
Automobile Components .................................. 1,082,974 — — 1,082,974
Automobiles .......................................... 193,537 — — 193,537
Banks ............................................... 10,644,367 1,823,380 10 12,467,757
Beverages ........................................... 2,625,425 2,074,482 — 4,699,907
Biotechnology ......................................... 2,087,633 — — 2,087,633
Broadline Retail ........................................ 1,931,736 — — 1,931,736
Building Products ....................................... 2,176,568 — — 2,176,568
Capital Markets ........................................ 6,302,702 — — 6,302,702
Chemicals ............................................ 1,936,694 1,460,165 — 3,396,859
Commercial Services & Supplies ............................. 1,160,864 806,127 — 1,966,991
Communications Equipment ................................ 1,404,587 — — 1,404,587
Construction & Engineering ................................ 128,887 — — 128,887
Consumer Finance ...................................... 579,962 — — 579,962
Consumer Staples Distribution & Retail ........................ 3,775,809 — — 3,775,809
Containers & Packaging .................................. 2,157,238 — — 2,157,238
Distributors ........................................... 309,215 — — 309,215
Diversified REITs ....................................... 399,645 1,663,914 — 2,063,559
Diversified Telecommunication Services ........................ 2,055,370 2,552,795 — 4,608,165
Electric Utilities ........................................ 6,896,976 244,655 — 7,141,631
Electrical Equipment ..................................... 3,413,465 — — 3,413,465
Electronic Equipment, Instruments & Components ................. 1,715,129 — — 1,715,129
Energy Equipment & Services .............................. 2,041,036 — — 2,041,036
Entertainment ......................................... 1,243,837 — — 1,243,837
Financial Services ...................................... 4,248,157 — — 4,248,157
Food Products ......................................... 1,879,042 — — 1,879,042
Gas Utilities ........................................... — 66,847 — 66,847
Ground Transportation ................................... 3,079,177 135,492 — 3,214,669

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Dynamic High Income Portfolio

Level 1 Level 2 Level 3 Total
Health Care Equipment & Supplies ........................... $ 3,546,590 $ 286,317 $ — $ 3,832,907
Health Care Providers & Services ............................ 11,653,166 41,262 — 11,694,428
Health Care REITs ...................................... 3,809,110 1,055,544 — 4,864,654
Hotels, Restaurants & Leisure .............................. 522,776 — — 522,776
Household Durables ..................................... 657,681 1,105,257 — 1,762,938
Independent Power and Renewable Electricity Producers ............ 135,234 — — 135,234
Industrial Conglomerates .................................. — 454,692 — 454,692
Industrial REITs ........................................ 2,603,295 2,009,963 — 4,613,258
Insurance ............................................ 5,649,488 1,290,705 — 6,940,193
Interactive Media & Services ............................... 6,464,305 — — 6,464,305
IT Services ........................................... 4,459,025 790,500 86,999 5,336,524
Leisure Products ....................................... 497,598 — — 497,598
Life Sciences Tools & Services .............................. 219,371 — — 219,371
Machinery ............................................ 3,204,504 739,000 — 3,943,504
Media ............................................... 2,390,076 1,158,677 82,536 3,631,289
Metals & Mining ........................................ 514,172 — — 514,172
Multi-Utilities .......................................... 2,869,250 626,562 — 3,495,812
Office REITs .......................................... 1,078,961 — — 1,078,961
Oil, Gas & Consumable Fuels ............................... 5,524,896 4,084,138 5 9,609,039
Pharmaceuticals ....................................... 754,011 7,857,934 — 8,611,945
Professional Services .................................... 4,339,442 2,021,067 — 6,360,509
Real Estate Management & Development ....................... — 2,577,140 1 2,577,141
Residential REITs ....................................... 1,574,219 622,374 — 2,196,593
Retail REITs .......................................... 2,479,821 1,227,099 — 3,706,920
Semiconductors & Semiconductor Equipment .................... 8,593,435 3,470,803 — 12,064,238
Software ............................................. 10,803,235 — — 10,803,235
Specialized REITs ...................................... 8,252,677 609,669 — 8,862,346
Specialty Retail ........................................ 3,017,581 — — 3,017,581
Technology Hardware, Storage & Peripherals .................... 2,700,621 2,213,468 — 4,914,089
Textiles, Apparel & Luxury Goods ............................ 851,616 2,492,367 — 3,343,983
Tobacco ............................................. 1,709,266 1,219,084 — 2,928,350
Trading Companies & Distributors ............................ 515,976 — — 515,976
Transportation Infrastructure ............................... 291,383 1,969,773 35,297 2,296,453
Water Utilities ......................................... — 111,214 — 111,214
Corporate Bonds
Aerospace & Defense .................................... — — — —
Automobile Components .................................. — 1,900,147 — 1,900,147
Automobiles .......................................... — 1,203,341 — 1,203,341
Banks ............................................... — 15,437,855 — 15,437,855
Biotechnology ......................................... — 633,114 — 633,114
Broadline Retail ........................................ — 575,688 — 575,688
Building Products ....................................... — 861,380 — 861,380
Capital Markets ........................................ — 2,652,972 — 2,652,972
Chemicals ............................................ — 3,740,674 — 3,740,674
Commercial Services & Supplies ............................. — 2,836,783 — 2,836,783
Construction & Engineering ................................ — 1,178,114 — 1,178,114
Consumer Finance ...................................... — 115,838 — 115,838
Consumer Staples Distribution & Retail ........................ — 1,841,044 — 1,841,044
Containers & Packaging .................................. — 1,344,487 — 1,344,487
Diversified Consumer Services .............................. — 702,379 — 702,379
Diversified REITs ....................................... — 15,964 — 15,964
Diversified Telecommunication Services ........................ — 4,326,682 — 4,326,682
Electric Utilities ........................................ — 2,879,742 — 2,879,742
Electrical Equipment ..................................... — 107,304 — 107,304
Energy Equipment & Services .............................. — 148,534 — 148,534
Entertainment ......................................... — 780,921 — 780,921
Financial Services ...................................... — 3,043,037 — 3,043,037
Food Products ......................................... — 952,530 — 952,530
Ground Transportation ................................... — 3,396,701 — 3,396,701
Health Care Providers & Services ............................ — 989,308 — 989,308
Health Care REITs ...................................... — 283,466 — 283,466
Hotels, Restaurants & Leisure .............................. — 4,232,804 — 4,232,804
Household Durables ..................................... — 345,848 — 345,848
Independent Power and Renewable Electricity Producers ............ — 420,069 — 420,069
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

Level 1 Level 2 Level 3 Total
Insurance ............................................ $ — $ 959,161 $ — $ 959,161
IT Services ........................................... — 1,896,384 — 1,896,384
Machinery ............................................ — 1,102,975 — 1,102,975
Marine Transportation .................................... — 162,864 — 162,864
Media ............................................... — 2,669,135 — 2,669,135
Metals & Mining ........................................ — 1,775,309 — 1,775,309
Multi-Utilities .......................................... — 519,693 — 519,693
Oil, Gas & Consumable Fuels ............................... — 4,606,322 — 4,606,322
Paper & Forest Products .................................. — 1,071,086 — 1,071,086
Passenger Airlines ...................................... — 520,765 — 520,765
Pharmaceuticals ....................................... — 3,084,003 — 3,084,003
Professional Services .................................... — 90,473 — 90,473
Real Estate Management & Development ....................... — 3,022,659 — 3,022,659
Semiconductors & Semiconductor Equipment .................... — 102,155 — 102,155
Software ............................................. — 980,710 — 980,710
Specialty Retail ........................................ — 2,376,908 — 2,376,908
Textiles, Apparel & Luxury Goods ............................ — 134,580 — 134,580
Transportation Infrastructure ............................... — 450,414 — 450,414
Wireless Telecommunication Services ......................... — 6,275,642 — 6,275,642
Equity-Linked Notes ...................................... — 320,141,381 — 320,141,381
Fixed Rate Loan Interests
Health Care Technology .................................. — 186,526 — 186,526
Media ............................................... — — 90,113 90,113
Software ............................................. — — 337,000 337,000
Floating Rate Loan Interests
Aerospace & Defense .................................... — 4,737,933 — 4,737,933
Automobile Components .................................. — 2,200,813 17,978 2,218,791
Automobiles .......................................... — 237,598 — 237,598
Beverages ........................................... — 467,119 — 467,119
Biotechnology ......................................... — 498,386 — 498,386
Broadline Retail ........................................ — 981,474 — 981,474
Building Products ....................................... — 1,734,142 — 1,734,142
Capital Markets ........................................ — 2,507,925 146,538 2,654,463
Chemicals ............................................ — 4,376,014 261,335 4,637,349
Commercial Services & Supplies ............................. — 6,318,619 69,928 6,388,547
Communications Equipment ................................ — 408,698 — 408,698
Construction & Engineering ................................ — 1,426,602 — 1,426,602
Construction Materials .................................... — 2,197,120 72,885 2,270,005
Consumer Staples Distribution & Retail ........................ — 455,671 — 455,671
Containers & Packaging .................................. — 1,290,259 — 1,290,259
Distributors ........................................... — 206,229 — 206,229
Diversified Consumer Services .............................. — 2,152,559 — 2,152,559
Diversified Telecommunication Services ........................ — 2,584,613 — 2,584,613
Electric Utilities ........................................ — 564,474 — 564,474
Electrical Equipment ..................................... — 358,001 — 358,001
Electronic Equipment, Instruments & Components ................. — 466,011 69,737 535,748
Entertainment ......................................... — 5,189,091 — 5,189,091
Financial Services ...................................... — 4,877,218 — 4,877,218
Food Products ......................................... — 1,569,375 — 1,569,375
Gas Utilities ........................................... — 108,880 — 108,880
Ground Transportation ................................... — 1,287,434 14,818 1,302,252
Health Care Equipment & Supplies ........................... — 795,472 — 795,472
Health Care Providers & Services ............................ — 4,225,969 109,431 4,335,400
Health Care Technology .................................. — 2,843,896 — 2,843,896
Hotel & Resort REITs .................................... — 96,868 — 96,868
Hotels, Restaurants & Leisure .............................. — 8,591,928 — 8,591,928
Household Durables ..................................... — 1,538,260 — 1,538,260
Independent Power and Renewable Electricity Producers ............ — 815,687 — 815,687
Industrial Conglomerates .................................. — 1,044,482 — 1,044,482
Insurance ............................................ — 8,033,672 — 8,033,672
Interactive Media & Services ............................... — 365,134 — 365,134
IT Services ........................................... — 5,427,834 267,997 5,695,831
Leisure Products ....................................... — 108,021 — 108,021
Life Sciences Tools & Services .............................. — 706,004 — 706,004
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Dynamic High Income Portfolio

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Machinery ............................................ $ — $ 6,011,781 $ 96,097 $ 6,107,878
Media ............................................... — 2,771,532 67,250 2,838,782
Oil, Gas & Consumable Fuels ............................... — 1,156,547 — 1,156,547
Passenger Airlines ...................................... — 1,728,196 — 1,728,196
Pharmaceuticals ....................................... — 1,494,256 — 1,494,256
Professional Services .................................... — 4,688,433 447,264 5,135,697
Real Estate Management & Development ....................... — 56,163 53,097 109,260
Semiconductors & Semiconductor Equipment .................... — 407,000 — 407,000
Software ............................................. — 13,165,462 932,085 14,097,547
Specialty Retail ........................................ — 1,026,006 — 1,026,006
Textiles, Apparel & Luxury Goods ............................ — — 16,400 16,400
Trading Companies & Distributors ............................ — 1,815,201 — 1,815,201
Transportation Infrastructure ............................... — 1,255,635 102,892 1,358,527
Wireless Telecommunication Services ......................... — 515,357 — 515,357
Foreign Agency Obligations ................................. — 5,452,537 — 5,452,537
Foreign Government Obligations .............................. — 14,349,199 — 14,349,199
Investment Companies .................................... 147,245,114 — — 147,245,114
Non-Agency Mortgage-Backed Securities ........................ — 47,759,416 — 47,759,416
Preferred Securities
Banks ............................................... — 211,370 — 211,370
Household Products ..................................... 264,556 — — 264,556
IT Services ........................................... — 9,264 — 9,264
Machinery ............................................ — 3,448 — 3,448
U.S. Government Sponsored Agency Securities .................... — 299,562 — 299,562
Warrants .............................................. — 10,816 — 10,816
Short-Term Securities
Money Market Funds ...................................... 144,039,791 — — 144,039,791
Unfunded Floating Rate Loan Interests
(a)
........................... — 678 — 678
$ 463,535,225 $ 787,301,576 $ 4,377,693 $ 1,255,214,494
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 8,820 $ — $ 8,820
Foreign currency exchange contracts ............................ 880,317 22,298 — 902,615
Interest rate contracts ....................................... 791,537 132,234 — 923,771
Liabilities
Credit contracts ........................................... — (4,695) — (4,695)
Equity contracts ........................................... (93,227) — — (93,227)
Foreign currency exchange contracts ............................ — (1,255,094) — (1,255,094)
Interest rate contracts ....................................... (79,467) — — (79,467)
$ 1,499,160 $ (1,096,437) $ — $ 402,723
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited)
January 31, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB BSL CLO 2 Ltd., Series 2021-2A, Class A,
(3-mo. CME Term SOFR at 1.10% Floor +
1.36%), 5.66%, 04/15/34
(a) (b)
.......... USD 15,000 $ 15,046,394
AB Carval Euro CLO II-C DAC, Series 2X,
Class D, (3-mo. EURIBOR at 3.75% Floor +
3.75%), 6.77%, 02/15/37
(a) (c)
.......... EUR 490 517,351
Accredited Mortgage Loan Trust, Series 2004-4,
Class M2, (1-mo. CME Term SOFR at 1.58%
Floor + 1.69%), 4.74%, 01/25/35
(a)
...... USD 47 50,284
AGL CLO 13 Ltd., Series 2021-13A, Class B,
(3-mo. CME Term SOFR at 1.65% Floor +
1.91%), 6.20%, 10/20/34
(a) (b)
.......... 1,000 1,003,729
AGL CLO 3 Ltd., Series 2020-3A, Class C,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 6.71%, 01/15/33
(a) (b)
.......... 2,000 2,005,530
AGL CLO 9 Ltd., Series 2020-9A, Class BR,
(3-mo. CME Term SOFR at 2.00% Floor +
2.00%), 6.29%, 04/20/37
(a) (b)
.......... 1,000 1,009,336
AGL Core CLO 27 Ltd., Series 2023-27A, Class
A, (3-mo. CME Term SOFR at 1.73% Floor +
1.73%), 6.02%, 10/21/36
(a) (b)
.......... 7,000 7,036,668
AIMCO CLO, Series 2015-AA, Class CR3,
(3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 6.10%, 10/17/34
(a) (b)
.......... 3,000 3,011,656
AIMCO CLO 11 Ltd.
(a)(b)
Series 2020-11A, Class A1R2, (3-mo. CME
Term SOFR at 1.34% Floor + 1.34%),
5.64%, 07/17/37 ................ 9,250 9,301,699
Series 2020-11A, Class CR2, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
6.20%, 07/17/37 ................ 1,000 1,008,916
AIMCO CLO 15 Ltd., Series 2021-15A, Class
C, (3-mo. CME Term SOFR at 1.95% Floor +
2.21%), 6.51%, 10/17/34
(a) (b)
.......... 1,500 1,503,505
Allegro CLO VI Ltd., Series 2017-2A, Class B,
(3-mo. CME Term SOFR at 1.50% Floor +
1.76%), 6.06%, 01/17/31
(a) (b)
.......... 1,000 998,500
AMMC CLO 21 Ltd., Series 2017-21A, Class A,
(3-mo. CME Term SOFR at 1.25% Floor +
1.51%), 6.07%, 11/02/30
(a) (b)
.......... 206 206,115
AMSR Trust
(b)
Series 2019-SFR1, Class G, 4.86%,
01/19/39 ..................... 1,900 1,851,897
Series 2019-SFR1, Class H, 6.04%,
01/19/39 ..................... 2,417 2,381,767
Series 2020-SFR2, Class E2, 4.28%,
07/17/37 ..................... 2,000 1,989,306
Series 2020-SFR2, Class I, 5.25%, 07/17/37 9,400 9,333,902
Series 2020-SFR4, Class G2, 4.87%,
11/17/37 ..................... 3,441 3,418,743
Series 2021-SFR3, Class F, 3.23%, 10/17/38 11,000 10,324,330
Anchorage Capital CLO 11 Ltd., Series
2019-11A, Class C1R2, (3-mo. CME Term
SOFR at 2.40% Floor + 2.40%), 6.69%,
07/22/37
(a) (b)
..................... 700 708,906
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class AR, (3-mo. CME Term SOFR at
1.20% Floor + 1.46%), 5.75%, 07/20/34
(a) (b)
7,000 7,006,981
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class A1, (3-mo. CME Term SOFR at
0.00% Floor + 1.41%), 5.71%, 04/15/34
(a) (b)
1,000 1,003,241
Anchorage Capital CLO 25 Ltd., Series 2022-
25A, Class C, (3-mo. CME Term SOFR at
2.35% Floor + 2.35%), 6.64%, 04/20/35
(a) (b)
5,000 5,005,091
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Apidos CLO XL Ltd., Series 2022-40A, Class
AR, (3-mo. CME Term SOFR at 1.35% Floor
+ 1.35%), 5.65%, 07/15/37
(a) (b)
......... USD 10,000 $ 10,052,447
Apidos CLO XV, Series 2013-15A, Class CRR,
(3-mo. CME Term SOFR at 0.00% Floor +
2.11%), 6.40%, 04/20/31
(a) (b)
.......... 3,000 3,001,234
Apidos CLO XX, Series 2015-20A, Class BRR,
(3-mo. CME Term SOFR at 0.00% Floor +
2.21%), 6.52%, 07/16/31
(a) (b)
.......... 1,750 1,753,685
Apidos CLO XXIX
(a)(b)
Series 2018-29A, Class A2, (3-mo. CME
Term SOFR at 0.00% Floor + 1.81%),
6.11%, 07/25/30 ................ 1,000 1,003,318
Series 2018-29A, Class B, (3-mo. CME Term
SOFR at 0.00% Floor + 2.16%), 6.46%,
07/25/30 ..................... 1,000 1,000,580
Apidos CLO XXXIII, Series 2020-33A, Class
AR, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.41%), 5.71%, 10/24/34
(a) (b)
......... 1,300 1,302,244
Apidos CLO XXXIV, Series 2020-34A, Class
A1R, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 5.70%, 01/20/35
(a) (b)
..... 14,000 14,023,387
Apidos CLO XXXIX Ltd., Series 2022-39A,
Class C, (3-mo. CME Term SOFR at 2.25%
Floor + 2.25%), 6.54%, 04/21/35
(a) (b)
..... 1,000 1,002,551
Apidos Loan Fund Ltd.
(a)(b)
Series 2024-1A, Class A1, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 5.57%,
04/25/35 ..................... 2,000 2,002,378
Series 2024-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.05%,
04/25/35 ..................... 1,500 1,509,942
Arbour CLO DAC, (3-mo. EURIBOR at 0.00%
Floor + 3.80%), 6.82%, 05/15/38
(a) (c)
..... EUR 500 522,331
Arbour CLO VI DAC, Series 6X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
6.37%, 11/15/37
(a) (c)
................ 920 962,661
AREIT Ltd., Series 2025-CRE10, Class A,
(1-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.74%, 12/17/29
(a) (b)
.......... USD 10,060 10,034,847
Ares L CLO Ltd., Series 2018-50A, Class BR,
(3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 6.16%, 01/15/32
(a) (b)
.......... 6,000 6,022,915
Ares LVIII CLO Ltd., Series 2020-58A, Class
BR, (3-mo. CME Term SOFR at 1.85% Floor
+ 1.85%), 6.15%, 01/15/35
(a) (b)
......... 1,000 1,004,229
Ares XLVIII CLO Ltd., Series 2018-48A, Class
C, (3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 6.35%, 07/20/30
(a) (b)
.......... 1,000 1,000,288
Arini European CLO I DAC, Series 1X, Class D,
(3-mo. EURIBOR at 6.04% Floor + 6.04%),
8.83%, 07/15/36
(a) (c)
................ EUR 410 434,053
Arini European CLO II DAC, Series 2X, Class D,
(3-mo. EURIBOR at 4.20% Floor + 4.20%),
6.99%, 04/15/38
(a) (c)
................ 500 522,676
Arini European CLO IV DAC, Series 4X, Class
D, (3-mo. EURIBOR at 3.50% Floor +
3.50%), 6.27%, 01/15/38
(a) (c)
.......... 1,330 1,381,592
Atlas Senior Loan Fund VII Ltd., Series 2016-
7A, Class A2R, (3-mo. CME Term SOFR at
1.55% Floor + 1.81%), 6.33%, 11/27/31
(a) (b)
USD 5,500 5,523,607
Atlas Senior Loan Fund XI Ltd., Series 2018-
11A, Class A1L, (3-mo. CME Term SOFR at
0.00% Floor + 1.36%), 5.66%, 07/26/31
(a) (b)
825 825,828

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (3-mo. CME Term SOFR at
1.18% Floor + 1.44%), 5.74%, 10/24/31
(a) (b)
USD 831 $ 832,965
Aurium CLO VIII DAC, Series 8X, Class D,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
5.84%, 06/23/34
(a) (c)
................ EUR 250 260,649
Aurium CLO XIII DAC, Series 13X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
0.00%, 04/15/38
(a) (c)
................ 530 549,822
Avoca CLO XV DAC, Series 15X, Class ER,
(3-mo. EURIBOR at 4.13% Floor + 4.13%),
6.91%, 04/15/31
(a) (c)
................ 670 697,466
Avoca CLO XVIII DAC, Series 18X, Class DR,
(3-mo. EURIBOR at 3.05% Floor + 3.05%),
5.70%, 01/15/38
(a) (c)
................ 570 595,310
Avoca Static CLO I DAC, Series 1X, Class DR,
(3-mo. EURIBOR at 2.90% Floor + 2.90%),
5.74%, 01/15/35
(a) (c)
................ 460 479,573
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2021-7A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 6.65%,
01/22/35 ..................... USD 2,250 2,253,314
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.14%,
04/18/35 ..................... 5,000 5,014,636
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 6.49%,
04/18/35 ..................... 7,000 7,003,573
Ballyrock CLO 14 Ltd.
(a)(b)
Series 2020-14A, Class A1AR, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.67%, 07/20/37 ................ 5,000 5,041,292
Series 2020-14A, Class A2R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
5.99%, 07/20/37 ................ 1,000 1,008,668
Ballyrock CLO 22 Ltd.
(a)(b)
Series 2024-22A, Class A1A, (3-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.84%, 04/15/37 ................ 5,000 5,046,211
Series 2024-22A, Class B, (3-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.65%,
04/15/37 ..................... 1,000 1,011,734
Ballyrock CLO 27 Ltd., Series 2024-27A, Class
A1A, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 6.21%, 10/25/37
(a) (b)
..... 10,100 10,107,475
Ballyrock CLO Ltd.
(a)(b)
Series 2019-2A, Class A1RR, (3-mo. CME
Term SOFR at 1.40% Floor + 1.40%),
5.92%, 02/20/36 ................ 3,000 3,007,500
Series 2020-2A, Class BR, (3-mo. CME Term
SOFR at 1.95% Floor + 2.21%), 6.50%,
10/20/31 ..................... 4,500 4,504,675
Bardot CLO Ltd., Series 2019-2A, Class CR,
(3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 6.45%, 10/22/32
(a) (b)
.......... 3,250 3,250,000
Battalion CLO X Ltd., Series 2016-10A, Class
BR2, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 6.61%, 01/25/35
(a) (b)
..... 2,000 2,002,090
Battalion CLO XIX Ltd., Series 2021-19A, Class
C, (3-mo. CME Term SOFR at 2.00% Floor +
2.26%), 6.56%, 04/15/34
(a) (b)
.......... 3,000 3,003,046
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2005-HE1, Class M2, (1-mo. CME
Term SOFR at 1.25% Floor + 1.36%),
5.18%, 01/25/35 ................ 278 281,817
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-HE7, Class 1A2, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
4.77%, 09/25/36 ................ USD 329 $ 317,503
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.71%, 03/25/37 ................ 1,785 1,653,847
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.71%, 03/25/37 ................ 1,427 1,342,991
Series 2007-HE3, Class 2A, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
4.57%, 04/25/37 ................ 3,458 3,221,661
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (1-mo. CME
Term SOFR at 1.73% Floor + 1.84%), 4.98%,
04/25/34
(a)
...................... 1,138 1,121,334
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 5.65%,
01/20/31
(a) (b)
..................... 447 446,962
Benefit Street Partners CLO XIX Ltd., Series
2019-19A, Class AR, (3-mo. CME Term
SOFR at 1.18% Floor + 1.18%), 5.48%,
01/15/33
(a) (b)
..................... 17,000 17,033,429
Benefit Street Partners CLO XV Ltd., Series
2018-15A, Class A1R, (3-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.69%,
07/15/37
(a) (b)
..................... 2,200 2,217,949
Benefit Street Partners CLO XXIV Ltd., Series
2021-24A, Class A, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 5.72%,
10/20/34
(a) (b)
..................... 2,000 2,001,957
Benefit Street Partners CLO XXIX, Series 2022-
29A, Class AR, (3-mo. CME Term SOFR at
1.18% Floor + 1.18%), 0.00%, 01/25/38
(a) (b)
17,000 17,000,000
Birch Grove CLO 3 Ltd.
(a)(b)
Series 2021-3A, Class B1, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 6.35%,
01/19/35 ..................... 7,500 7,500,000
Series 2021-3A, Class BR, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 0.00%,
01/19/38 ..................... 7,500 7,500,000
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 6.80%,
01/19/35 ..................... 5,000 5,000,000
Series 2021-3A, Class CR, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
0.00%, 01/19/38 ................ 4,000 4,000,000
Birch Grove CLO 9 Ltd.
(a)(b)
Series 2024-9A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 6.24%,
10/22/37 ..................... 17,000 17,105,011
Series 2024-9A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 6.54%,
10/22/37 ..................... 2,000 2,011,435
BlueMountain CLO Ltd., Series 2013-2A, Class
A1R, (3-mo. CME Term SOFR at 0.00%
Floor + 1.44%), 5.73%, 10/22/30
(a) (b)
..... 99 99,274
Bridge Street CLO II Ltd.
(a)(b)
Series 2021-1A, Class A1A, (3-mo. CME
Term SOFR at 1.23% Floor + 1.49%),
5.78%, 07/20/34 ................ 11,000 11,036,961
Series 2021-1A, Class A2, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.30%,
07/20/34 ..................... 5,000 5,039,690

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Bridge Street CLO IV Ltd., Series 2024-1A,
Class A, (3-mo. CME Term SOFR at 1.60%
Floor + 1.60%), 5.89%, 04/20/37
(a) (b)
..... USD 1,000 $ 1,008,737
Bridgepoint CLO 1 DAC, Series 1X, Class D,
(3-mo. EURIBOR at 4.25% Floor + 4.25%),
7.04%, 01/15/34
(a) (c)
................ EUR 750 781,208
Bryant Park Funding Ltd., Series 2024-23A,
Class A1A, (3-mo. CME Term SOFR at
1.57% Floor + 1.57%), 6.09%, 05/15/37
(a) (b)
USD 3,000 3,024,786
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1RR, (3-mo. CME
Term SOFR at 1.60% Floor + 1.60%),
5.89%, 07/18/34 ................ 9,000 9,005,204
Series 2019-1A, Class CRR, (3-mo. CME
Term SOFR at 1.85% Floor + 1.85%),
6.14%, 07/18/34 ................ 2,500 2,508,111
Cairn CLO XVI DAC, Series 2023-16X, Class D,
(3-mo. EURIBOR at 5.20% Floor + 5.20%),
7.99%, 01/15/37
(a) (c)
................ EUR 215 228,386
Canyon Capital CLO Ltd.
(a)(b)
Series 2016-1A, Class CR, (3-mo. CME
Term SOFR at 0.00% Floor + 2.16%),
6.46%, 07/15/31 ................ USD 1,500 1,502,105
Series 2016-2A, Class BR, (3-mo. CME Term
SOFR at 0.00% Floor + 2.01%), 6.31%,
10/15/31 ..................... 1,250 1,251,816
Series 2017-1A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
6.56%, 07/15/30 ................ 5,000 5,005,481
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 6.51%,
04/15/35 ..................... 2,000 2,002,250
Canyon CLO Ltd., Series 2018-1A, Class C,
(3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 6.46%, 07/15/31
(a) (b)
.......... 1,000 1,003,269
Capital Four CLO VIII DAC, Series 8X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
6.31%, 10/25/37
(a) (c)
................ EUR 1,090 1,147,615
Carlyle C17 CLO Ltd., Series C17A, Class BR,
(3-mo. CME Term SOFR at 0.00% Floor +
2.11%), 6.40%, 04/30/31
(a) (b)
.......... USD 1,000 1,000,485
Carlyle US CLO Ltd.
(a)(b)
Series 2019-3A, Class A2RR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.05%),
6.34%, 04/20/37 ................ 5,000 5,043,485
Series 2021-6A, Class A1R, (3-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
5.58%, 01/15/38 ................ 5,000 5,042,500
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (1-mo. CME Term SOFR at
0.25% Floor + 0.36%), 4.68%, 04/25/36
(a)
. 2,876 2,588,494
CarVal CLO IV Ltd., Series 2021-1A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 6.30%, 07/20/34
(a) (b)
.......... 6,500 6,533,314
CarVal CLO VC Ltd., Series 2021-2A, Class C,
(3-mo. CME Term SOFR at 2.20% Floor +
2.46%), 6.76%, 10/15/34
(a) (b)
.......... 2,000 2,002,949
CBAM Ltd., Series 2020-13A, Class A, (3-mo.
CME Term SOFR at 1.43% Floor + 1.69%),
5.98%, 01/20/34
(a) (b)
................ 4,000 4,007,332
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (3-mo. CME Term SOFR at
0.00% Floor + 1.36%), 5.66%, 07/17/31
(a) (b)
1,127 1,128,522
CIFC European Funding CLO I DAC, Series 1X,
Class DR, (3-mo. EURIBOR at 3.20% Floor
+ 3.20%), 5.99%, 07/15/32
(a) (c)
......... EUR 200 209,285
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CIFC Funding 2018-IV Ltd.
(a)(b)
Series 2018-4A, Class AR, (3-mo. CME Term
SOFR at 1.22% Floor + 1.22%), 0.00%,
01/17/38 ..................... USD 2,700 $ 2,700,000
Series 2018-4A, Class CR, (3-mo. CME
Term SOFR at 1.75% Floor + 1.75%),
0.00%, 01/17/38 ................ 2,000 2,000,000
CIFC Funding 2019-VI Ltd., Series 2019-6A,
Class BR, (3-mo. CME Term SOFR at 1.80%
Floor + 1.80%), 6.11%, 07/16/37
(a) (b)
..... 10,000 10,083,717
CIFC Funding 2020-III Ltd., Series 2020-3A,
Class BR, (3-mo. CME Term SOFR at 1.91%
Floor + 1.91%), 6.20%, 10/20/34
(a) (b)
..... 2,000 2,005,001
CIFC Funding 2020-IV Ltd., Series 2020-4A,
Class CR, (3-mo. CME Term SOFR at 1.80%
Floor + 1.80%), 6.23%, 01/15/40
(a) (b)
..... 2,000 1,999,429
CIFC Funding 2021-I Ltd., Series 2021-1A,
Class CR, (3-mo. CME Term SOFR at 2.10%
Floor + 2.10%), 6.40%, 07/25/37
(a) (b)
..... 9,500 9,610,786
CIFC Funding 2021-II Ltd., Series 2021-2A,
Class B, (3-mo. CME Term SOFR at 1.71%
Floor + 1.71%), 6.01%, 04/15/34
(a) (b)
..... 1,850 1,852,789
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class A2RR, (3-mo. CME
Term SOFR at 1.30% Floor + 1.56%),
5.86%, 04/27/31 ................ 1,700 1,706,976
Series 2014-3A, Class CR2, (3-mo. CME
Term SOFR at 0.00% Floor + 2.61%),
6.90%, 10/22/31 ................ 1,000 1,002,728
Series 2014-4RA, Class A1AR, (3-mo. CME
Term SOFR at 1.17% Floor + 1.43%),
5.73%, 01/17/35 ................ 6,000 6,010,150
Series 2015-1A, Class CRR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
6.45%, 01/22/31 ................ 1,000 1,002,990
Series 2018-1A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 6.17%,
01/18/38 ..................... 1,000 1,006,666
Series 2018-4A, Class A1, (3-mo. CME Term
SOFR at 1.15% Floor + 1.41%), 5.71%,
10/17/31 ..................... 2,005 2,004,557
Series 2018-4A, Class B, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 6.66%,
10/17/31 ..................... 2,000 2,000,000
Series 2019-5A, Class A1R1, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
5.70%, 01/15/35 ................ 16,500 16,546,084
Series 2019-5A, Class A2RS, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
6.31%, 01/15/35 ................ 2,200 2,207,642
Series 2020-4A, Class A1R, (3-mo. CME
Term SOFR at 1.30% Floor + 1.30%),
5.73%, 01/15/40 ................ 2,500 2,520,944
Series 2021-6A, Class A, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.70%,
10/15/34 ..................... 600 601,055
Series 2024-3A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.14%,
07/21/37 ..................... 5,000 5,057,219
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH2, Class M3, (1-mo. CME Term
SOFR at 0.47% Floor + 0.58%), 4.89%,
08/25/36
(a)
...................... 2,901 2,535,875
Clear Creek CLO Ltd., Series 2015-1A, Class
BR, (3-mo. CME Term SOFR at 0.00% Floor
+ 1.86%), 6.15%, 10/20/30
(a) (b)
......... 1,720 1,721,461

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Clover CLO LLC
(a)(b)
Series 2018-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.53% Floor + 1.53%),
5.82%, 04/20/37 ................ USD 5,300 $ 5,339,988
Series 2018-1A, Class B1RR, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
6.24%, 04/20/37 ................ 3,000 3,017,061
Series 2018-1A, Class CRR, (3-mo. CME
Term SOFR at 2.45% Floor + 2.45%),
6.74%, 04/20/37 ................ 2,500 2,529,219
Series 2021-1A, Class A, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.65%,
04/22/34 ..................... 3,000 3,009,649
Series 2021-2A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.30%,
07/20/34 ..................... 14,000 14,135,253
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 6.55%,
07/20/34 ..................... 5,000 5,009,820
Conseco Finance Corp.
(a)
Series 1996-5, Class M1, 8.05%, 07/15/27 . 129 136,159
Series 1997-7, Class M1, 7.03%, 07/15/28 . 1,006 991,986
Contego CLO VII DAC, Series 7X, Class DR,
(3-mo. EURIBOR at 3.45% Floor + 3.45%),
6.13%, 01/23/38
(a) (c)
................ EUR 970 1,013,457
Contego CLO XI DAC, Series 11X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.93%, 11/20/38
(a) (c)
................ 680 712,508
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo.
CME Term SOFR at 0.34% Floor + 0.45%),
4.77%, 07/25/37
(a) (b)
................ USD 1,111 716,972
Cumulus Static CLO DAC, Series 2024-1X,
Class D, (3-mo. EURIBOR at 3.70% Floor +
3.70%), 6.72%, 11/15/33
(a) (c)
.......... EUR 166 174,773
CVC Cordatus Loan Fund XXII DAC, Series
22X, Class D, (3-mo. EURIBOR at 3.15%
Floor + 3.15%), 6.04%, 12/15/34
(a) (c)
..... 200 209,962
CVC Cordatus Loan Fund XXVII DAC, Series
27X, Class D2, (3-mo. EURIBOR at 6.58%
Floor + 6.58%), 9.37%, 04/15/35
(a) (c)
..... 400 419,844
CVC Cordatus Loan Fund XXX DAC, Series
30X, Class D, (3-mo. EURIBOR at 4.00%
Floor + 4.00%), 7.02%, 05/15/37
(a) (c)
..... 500 526,816
Diameter Capital CLO 3 Ltd., Series 2022-3A,
Class A1R, (3-mo. CME Term SOFR at
1.33% Floor + 1.33%), 5.62%, 01/15/38
(a) (b)
USD 3,000 3,021,578
Diameter Capital CLO 6 Ltd., Series 2024-6A,
Class A1, (3-mo. CME Term SOFR at 1.61%
Floor + 1.61%), 5.91%, 04/15/37
(a) (b)
..... 5,000 5,044,189
Diameter Capital CLO 9 Ltd., Series 2025-9A,
Class A, (3-mo. CME Term SOFR at 1.17%
Floor + 1.17%), 0.00%, 04/20/38
(a) (b)
..... 1,000 1,000,000
Dryden 47 Senior Loan Fund, Series 2017-47A,
Class CR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 6.61%, 04/15/28
(a) (b)
..... 5,250 5,258,268
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 6.60%, 07/18/30
(a) (b)
..... 2,000 2,006,455
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (3-mo. CME
Term SOFR at 2.15% Floor + 2.41%),
6.71%, 01/15/34 ................ 3,500 3,507,618
Series 2019-1A, Class AR2, (3-mo. CME
Term SOFR at 1.51% Floor + 1.51%),
5.81%, 07/15/37 ................ 2,500 2,521,802
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Elevation CLO Ltd., Series 2017-8A, Class C,
(3-mo. CME Term SOFR at 0.00% Floor +
2.31%), 6.61%, 10/25/30
(a) (b)
.......... USD 3,000 $ 3,011,978
Elmwood CLO 37 Ltd., Series 2024-13A, Class
C, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.99%, 01/17/38
(a) (b)
.......... 1,000 1,000,000
Elmwood CLO I Ltd., Series 2019-1A, Class
A1RR, (3-mo. CME Term SOFR at 1.52%
Floor + 1.52%), 5.81%, 04/20/37
(a) (b)
..... 2,500 2,517,370
Elmwood CLO II Ltd., Series 2019-2A, Class
BRR, (3-mo. CME Term SOFR at 1.70%
Floor + 1.70%), 5.99%, 10/20/37
(a) (b)
..... 2,000 2,009,464
Elmwood CLO IX Ltd., Series 2021-2A, Class
C, (3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 6.45%, 07/20/34
(a) (b)
.......... 1,500 1,505,257
Elmwood CLO X Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.27%
Floor + 1.27%), 5.56%, 04/20/34
(a) (b)
..... 3,000 3,003,030
Empower CLO Ltd., Series 2024-1A, Class A1,
(3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.90%, 04/25/37
(a) (b)
.......... 2,500 2,522,473
Fidelity Grand Harbour CLO DAC, Series 2023-
1X, Class D, (3-mo. EURIBOR at 5.90%
Floor + 5.90%), 8.92%, 08/15/36
(a) (c)
..... EUR 238 247,313
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF13, Class A1, (1-mo. CME
Term SOFR at 0.24% Floor + 0.35%),
4.67%, 10/25/36 ................ USD 2,905 1,858,454
Series 2006-FF13, Class A2C, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
4.75%, 10/25/36 ................ 1,704 1,104,368
Series 2006-FF17, Class A5, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
4.58%, 12/25/36 ................ 1,943 1,622,581
Series 2006-FFH1, Class M1, (1-mo. CME
Term SOFR at 0.56% Floor + 0.67%),
4.98%, 01/25/36 ................ 3,588 3,475,998
FirstKey Homes Trust
(b)
Series 2022-SFR1, Class E1, 5.00%,
05/19/39 ..................... 6,000 5,889,809
Series 2022-SFR2, Class E1, 4.50%,
07/17/39 ..................... 6,382 6,136,405
Flatiron CLO 28 Ltd.
(a)(b)
Series 2024-1A, Class A1, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%), 5.62%,
07/15/36 ..................... 7,000 7,014,755
Series 2024-1A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.95%,
07/15/36 ..................... 2,000 2,011,791
Flatiron CLO LLC, Series 2023-1A, Class A,
(3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 6.10%, 04/17/36
(a) (b)
.......... 4,000 4,017,222
FRTKL, Series 2021-SFR1, Class F, 3.17%,
09/17/38
(b)
...................... 2,900 2,730,155
FS Rialto Issuer LLC
(a)(b)
Series 2022-FL7, Class A, (1-mo. CME Term
SOFR at 2.90% Floor + 2.90%), 7.20%,
10/19/39 ..................... 3,899 3,899,490
Series 2025-FL10, Class A, (1-mo. CME
Term SOFR at 1.39% Floor + 1.39%),
5.69%, 02/01/30 ................ 10,740 10,713,150
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
CR, (3-mo. CME Term SOFR at 2.45% Floor
+ 2.45%), 6.75%, 04/15/37
(a) (b)
......... 750 756,809

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Galaxy XXVII CLO Ltd., Series 2018-27A, Class
A, (3-mo. CME Term SOFR at 0.26% Floor +
1.28%), 5.77%, 05/16/31
(a) (b)
.......... USD 1,028 $ 1,029,935
Generate CLO 16 Ltd., Series 2024-16A, Class
B, (3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 6.14%, 07/20/37
(a) (b)
.......... 4,000 4,032,740
Generate CLO 17 Ltd., Series 2024-17A, Class
A1, (3-mo. CME Term SOFR at 1.40% Floor
+ 1.40%), 5.69%, 10/22/37
(a) (b)
......... 10,000 10,086,696
Generate CLO 2 Ltd., Series 2A, Class AR2,
(3-mo. CME Term SOFR at 1.41% Floor +
1.41%), 5.70%, 10/22/37
(a) (b)
.......... 7,065 7,117,949
Generate CLO 4 Ltd., Series 4A, Class BRR,
(3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 6.04%, 07/20/37
(a) (b)
.......... 2,750 2,760,626
Generate CLO 5 Ltd., Series 5A, Class BR,
(3-mo. CME Term SOFR at 2.00% Floor +
2.00%), 6.29%, 07/22/37
(a) (b)
.......... 1,500 1,509,971
Generate CLO 7 Ltd., Series 7A, Class A1R,
(3-mo. CME Term SOFR at 1.62% Floor +
1.62%), 5.91%, 04/22/37
(a) (b)
.......... 3,000 3,024,250
GoldenTree Loan Management US CLO 1
Ltd.
(a)(b)
Series 2017-1A, Class CR2, (3-mo. CME
Term SOFR at 1.80% Floor + 2.06%),
6.35%, 04/20/34 ................ 9,500 9,500,000
Series 2017-1A, Class CR3, (3-mo. CME
Term SOFR at 1.60% Floor + 1.60%),
0.00%, 04/20/34 ................ 9,500 9,500,000
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class AJ, (3-mo. CME Term
SOFR at 0.00% Floor + 1.56%), 5.85%,
04/20/30
(a) (b)
..................... 2,000 2,007,721
GoldenTree Loan Management US CLO 4 Ltd.,
Series 2019-4A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%), 6.56%,
04/24/31
(a) (b)
..................... 1,000 1,000,831
GoldenTree Loan Management US CLO 6 Ltd.,
Series 2019-6A, Class BR, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%), 6.09%,
04/20/35
(a) (b)
..................... 800 805,038
Golub Capital Partners CLO 41B-R Ltd., Series
2019-41A, Class AR, (3-mo. CME Term
SOFR at 1.32% Floor + 1.58%), 5.87%,
01/20/34
(a) (b)
..................... 2,500 2,509,267
Golub Capital Partners CLO 52 B R Ltd., Series
2020-52A, Class BR, (3-mo. CME Term
SOFR at 2.00% Floor + 2.00%), 6.29%,
04/20/37
(a) (b)
..................... 2,000 2,017,232
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 6.35%,
07/20/34
(a) (b)
..................... 5,915 5,949,913
Golub Capital Partners CLO 58B Ltd., Series
2021-58A, Class A1, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 5.74%,
01/25/35
(a) (b)
..................... 1,000 1,003,363
Golub Capital Partners CLO 75B Ltd., Series
2024-75A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.70%,
07/25/37
(a) (b)
..................... 2,000 2,017,369
Golub Capital Partners CLO 76 B Ltd.
(a)(b)
Series 2024-76A, Class A1, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
6.11%, 10/25/37 ................ 11,980 11,996,940
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-76A, Class B, (3-mo. CME Term
SOFR at 1.67% Floor + 1.67%), 6.41%,
10/25/37 ..................... USD 3,000 $ 3,010,438
Greene King Finance plc
(a)
Series B1,  (Sterling Overnight Index
Average + 1.92%), 6.65%, 12/15/34 ... GBP 100 107,937
Series B2,  (Sterling Overnight Index
Average at 2.08% Floor + 2.20%), 6.93%,
03/15/36
(c)
.................... 100 97,766
Greenpoint Manufactured Housing, Series
2000-1, Class A4, 8.14%, 03/20/30
(a)
..... USD 3,699 2,256,143
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME
Term SOFR at 0.70% Floor + 0.81%),
5.13%, 12/25/35
(a)
............... 1,025 451,582
Series 2006-4, Class 1A1, 4.17%, 03/25/36
(a)
2,413 1,609,236
Series 2006-5, Class 1A1, (1-mo. CME Term
SOFR at 0.36% Floor + 0.47%), 4.79%,
03/25/36
(a)
.................... 3,289 961,132
Series 2006-18, Class AF6, 6.18%,
11/25/36
(d)
.................... 3,185 753,730
GSAMP Trust
(a)
Series 2006-FM3, Class A1, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
4.57%, 11/25/36 ................ 6,121 2,839,279
Series 2006-HE6, Class A4, (1-mo. CME
Term SOFR at 0.48% Floor + 0.59%),
4.91%, 08/25/36 ................ 1,276 1,015,117
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (3-mo. CME Term SOFR at 0.00%
Floor + 2.36%), 6.66%, 07/28/31
(a) (b)
..... 1,000 1,003,081
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 6.70%, 04/20/34
(a) (b)
.......... 1,750 1,753,978
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class
B, (3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 6.35%, 01/30/35
(a) (b)
.......... 3,500 3,526,832
HalseyPoint CLO 6 Ltd., Series 2022-6A, Class
A1, (3-mo. CME Term SOFR at 2.45% Floor
+ 2.45%), 6.74%, 10/20/34
(a) (b)
......... 1,000 1,000,000
HalseyPoint CLO 7 Ltd., Series 2023-7A, Class
A, (3-mo. CME Term SOFR at 2.25% Floor +
2.25%), 6.54%, 07/20/36
(a) (b)
.......... 1,600 1,610,800
Harvest CLO XXXII DAC, Series 32X, Class D,
(3-mo. EURIBOR at 3.60% Floor + 3.60%),
6.27%, 07/25/37
(a) (c)
................ EUR 418 439,054
Henley CLO X DAC, Series 10X, Class D,
(3-mo. EURIBOR at 3.75% Floor + 3.75%),
6.49%, 07/20/37
(a) (c)
................ 242 254,234
Henley CLO XII DAC, Series 12X, Class D,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.88%, 01/15/38
(a) (c)
................ 680 711,617
Invesco CLO Ltd.
(a)(b)
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.09%,
04/20/35 ..................... USD 3,125 3,131,936
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 6.44%,
04/20/35 ..................... 5,000 5,002,742
J.P. Morgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (1-mo. CME Term
SOFR at 1.20% Floor + 1.31%), 5.63%,
07/25/36
(a)
...................... 2,975 2,589,085

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Jubilee CLO DAC, Series 2024-29X, Class D,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
6.21%, 01/15/39
(a) (c)
................ EUR 1,140 $ 1,199,531
Juniper Valley Park CLO Ltd., Series 2023-1A,
Class AR, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 5.54%, 07/20/36
(a) (b)
..... USD 2,650 2,656,005
KKR CLO 18 Ltd., Series 18, Class CR, (3-mo.
CME Term SOFR at 2.10% Floor + 2.36%),
6.65%, 07/18/30
(a) (b)
................ 8,050 8,065,681
KKR CLO 35 Ltd., Series 35A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor + 1.96%),
6.25%, 10/20/34
(a) (b)
................ 3,657 3,657,142
LCM XXV Ltd., Series 25A, Class B2, (3-mo.
CME Term SOFR at 0.00% Floor + 1.91%),
6.20%, 07/20/30
(a) (b)
................ 350 350,516
Lehman XS Trust, Series 2007-20N, Class A1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.41%), 6.73%, 12/25/37
(a)
........... 5,111 4,839,514
Long Beach Mortgage Loan Trust
(a)
Series 2005-3, Class 1A, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 4.95%,
08/25/45 ..................... 1,390 1,345,199
Series 2006-4, Class 1A, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.73%,
05/25/36 ..................... 20,045 10,451,639
Series 2006-6, Class 2A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.73%,
07/25/36 ..................... 5,582 2,098,364
Series 2006-7, Class 1A, (1-mo. CME Term
SOFR at 0.31% Floor + 0.42%), 4.74%,
08/25/36 ..................... 5,911 2,952,683
Series 2006-WL3, Class 2A4, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
5.03%, 01/25/36 ................ 1,255 1,126,081
Madison Park Funding XLVI Ltd., Series 2020-
46A, Class B1R, (3-mo. CME Term SOFR at
1.65% Floor + 1.91%), 6.21%, 10/15/34
(a) (b)
750 751,866
Madison Park Funding XXIX Ltd., Series 2018-
29A, Class CR, (3-mo. CME Term SOFR at
2.25% Floor + 2.25%), 6.54%, 10/18/30
(a) (b)
5,450 5,463,218
Madison Park Funding XXVII Ltd., Series 2018-
27A, Class B, (3-mo. CME Term SOFR at
0.26% Floor + 2.06%), 6.35%, 04/20/30
(a) (b)
1,600 1,600,000
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
6.10%, 10/15/32 ................ 6,000 6,013,013
Series 2019-33A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
6.50%, 10/15/32 ................ 4,750 4,760,436
Marathon CLO Ltd., Series 2020-15A, Class
A1R3, (3-mo. CME Term SOFR at 1.45%
Floor + 1.45%), 5.97%, 08/15/37
(a) (b)
..... 5,000 5,035,311
Marble Point CLO XI Ltd., Series 2017-2A,
Class B, (3-mo. CME Term SOFR at 1.50%
Floor + 1.76%), 6.05%, 12/18/30
(a) (b)
..... 1,500 1,501,312
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 4.95%,
06/25/36
(a) (b)
..................... 1,687 1,535,624
Meacham Park CLO Ltd., Series 2024-1A,
Class B, (3-mo. CME Term SOFR at 1.60%
Floor + 1.60%), 6.39%, 10/20/37
(a) (b)
..... 4,000 4,026,462
MidOcean Credit CLO XIV Ltd., Series 2024-
14A, Class A1, (3-mo. CME Term SOFR at
1.58% Floor + 1.58%), 5.88%, 04/15/37
(a) (b)
10,000 10,077,213
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Milos CLO Ltd., Series 2017-1A, Class BR,
(3-mo. CME Term SOFR at 1.55% Floor +
1.81%), 6.10%, 10/20/30
(a) (b)
.......... USD 5,862 $ 5,878,789
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 6.42%, 09/25/46
(d)
.. 575 116,483
Neuberger Berman Loan Advisers CLO 36 Ltd.,
Series 2020-36A, Class BR2, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%), 6.09%,
04/20/33
(a) (b)
..................... 1,700 1,706,621
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class C, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.32%,
04/16/33
(a) (b)
..................... 1,000 1,000,151
Neuberger Berman Loan Advisers CLO 43 Ltd.,
Series 2021-43A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 5.69%,
07/17/35
(a) (b)
..................... 2,750 2,755,176
Neuberger Berman Loan Advisers CLO 45 Ltd.,
Series 2021-45A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 5.68%,
10/14/35
(a) (b)
..................... 12,250 12,271,091
Neuberger Berman Loan Advisers Euro CLO
6 DAC, Series 2024-6X, Class D, (3-mo.
EURIBOR at 3.75% Floor + 3.75%), 6.54%,
07/15/37
(a) (c)
..................... EUR 293 308,058
New Residential Mortgage Loan Trust, Series
2022-SFR2, Class F, 4.00%, 09/04/39
(b)
... USD 5,006 4,560,850
Newark BSL CLO 1 Ltd., Series 2016-1A, Class
A1R, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 5.66%, 12/21/29
(a) (b)
..... 1,072 1,072,660
NYACK Park CLO Ltd.
(a)(b)
Series 2021-1A, Class A, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 5.67%,
10/20/34 ..................... 4,418 4,425,766
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 6.50%,
10/20/34 ..................... 2,500 2,504,295
Oaktree CLO Ltd.
(a)(b)
Series 2020-1A, Class BR, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 6.21%,
07/15/34 ..................... 3,500 3,500,000
Series 2020-1A, Class BRR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
0.00%, 01/15/38 ................ 3,500 3,500,000
Series 2021-2A, Class A, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 5.74%,
01/15/35 ..................... 1,000 1,000,686
Series 2024-26A, Class B, (3-mo. CME Term
SOFR at 1.95% Floor + 1.95%), 6.24%,
04/20/37 ..................... 3,000 3,028,130
Series 2024-27A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 6.43%,
10/22/37 ..................... 4,000 4,021,040
Oakwood Mortgage Investors, Inc.
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
272 268,948
Series 1999-C, Class A2, 7.48%, 08/15/27 . 1,637 1,250,364
Series 2001-D, Class A3, 5.90%, 09/17/31
(a)
270 107,916
OCP CLO Ltd.
(a)(b)
Series 2015-10A, Class CR3, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
6.22%, 01/26/38 ................ 3,700 3,719,512
Series 2016-11A, Class A1R2, (3-mo. CME
Term SOFR at 1.42% Floor + 1.42%),
5.72%, 04/26/36 ................ 1,000 1,001,241

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-16A, Class CR, (3-mo. CME
Term SOFR at 2.11% Floor + 2.11%),
6.40%, 04/10/33 ................ USD 2,500 $ 2,503,076
Series 2019-17A, Class CR2, (3-mo. CME
Term SOFR at 2.00% Floor + 2.00%),
6.29%, 07/20/37 ................ 1,000 1,005,908
Series 2020-19A, Class CR, (3-mo. CME
Term SOFR at 2.10% Floor + 2.36%),
6.65%, 10/20/34 ................ 7,500 7,516,161
Series 2020-20A, Class B1R, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
6.24%, 04/18/37 ................ 8,000 8,070,651
Series 2021-22A, Class CR, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
6.24%, 10/20/37 ................ 4,500 4,525,761
Octagon Investment Partners 26 Ltd.
(a)(b)
Series 2016-1A, Class BR, (3-mo. CME Term
SOFR at 0.26% Floor + 1.86%), 6.16%,
07/15/30 ..................... 6,000 6,020,794
Series 2016-1A, Class CR, (3-mo. CME
Term SOFR at 2.06% Floor + 2.06%),
6.36%, 07/15/30 ................ 2,250 2,255,617
Octagon Investment Partners 34 Ltd., Series
2017-1A, Class B1, (3-mo. CME Term
SOFR at 0.00% Floor + 1.66%), 5.95%,
01/20/30
(a) (b)
..................... 2,000 2,006,239
Octagon Investment Partners 40 Ltd., Series
2019-1A, Class C1R, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%), 6.70%,
01/20/35
(a) (b)
..................... 3,000 3,000,000
Octagon Investment Partners 41 Ltd.
(a)(b)
Series 2019-2A, Class B1R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
6.26%, 10/15/33 ................ 8,500 8,514,020
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.15% Floor + 2.41%),
6.71%, 10/15/33 ................ 3,800 3,810,755
Octagon Loan Funding Ltd.
(a)(b)
Series 2014-1A, Class ARR, (3-mo. CME
Term SOFR at 1.18% Floor + 1.44%),
5.93%, 11/18/31 ................ 8,063 8,067,151
Series 2014-1A, Class BRR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
6.45%, 11/18/31 ................ 1,500 1,505,642
OHA Credit Funding 1 Ltd., Series 2018-1A,
Class CR, (3-mo. CME Term SOFR at 2.45%
Floor + 2.45%), 6.74%, 04/20/37
(a) (b)
..... 1,000 1,015,820
OHA Credit Funding 10 Ltd., Series 2021-10A,
Class B, (3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 6.20%, 01/18/36
(a) (b)
..... 2,000 2,009,262
OHA Credit Funding 13 Ltd., Series 2022-13A,
Class AR, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.64%, 07/20/37
(a) (b)
..... 10,000 10,055,440
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR2, (3-mo. CME Term SOFR at
1.75% Floor + 1.75%), 6.03%, 01/21/38
(a) (b)
1,500 1,499,927
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR2, (3-mo. CME Term SOFR at
1.32% Floor + 1.32%), 5.61%, 01/20/38
(a) (b)
2,000 2,018,300
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class B1R2, (3-mo. CME Term SOFR at
1.65% Floor + 1.65%), 5.94%, 10/20/37
(a) (b)
5,000 5,026,838
OHA Credit Partners VII Ltd., Series 2012-7A,
Class AR4, (3-mo. CME Term SOFR at
1.14% Floor + 1.14%), 0.00%, 02/20/38
(a) (b)
3,000 3,000,000
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OHA Credit Partners XI Ltd., Series 2015-11A,
Class B1R2, (3-mo. CME Term SOFR at
1.80% Floor + 1.80%), 6.09%, 04/20/37
(a) (b)
USD 1,750 $ 1,764,014
OHA Credit Partners XII Ltd.
(a)(b)
Series 2015-12A, Class B1R2, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
6.24%, 04/23/37 ................ 2,000 2,013,531
Series 2015-12A, Class CR2, (3-mo. CME
Term SOFR at 2.40% Floor + 2.40%),
6.69%, 04/23/37 ................ 2,000 2,030,127
OHA Credit Partners XIV Ltd., Series 2017-14A,
Class B1R, (3-mo. CME Term SOFR at
1.65% Floor + 1.65%), 5.94%, 07/21/37
(a) (b)
3,000 3,016,264
OHA Loan Funding Ltd.
(a)(b)
Series 2013-1A, Class B1R3, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
6.19%, 04/23/37 ................ 1,000 1,006,056
Series 2016-1A, Class CR2, (3-mo. CME
Term SOFR at 2.10% Floor + 2.10%),
6.39%, 07/20/37 ................ 3,265 3,302,377
Palmer Square CLO Ltd.
(a)(b)
Series 2019-1A, Class A1R, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
5.93%, 11/14/34 ................ 7,000 7,014,000
Series 2019-1A, Class A2R, (3-mo. CME
Term SOFR at 1.96% Floor + 1.96%),
6.48%, 11/14/34 ................ 7,000 7,015,126
Series 2019-1A, Class BR, (3-mo. CME Term
SOFR at 2.26% Floor + 2.26%), 6.78%,
11/14/34 ..................... 2,500 2,507,874
Series 2020-3A, Class BR2, (3-mo. CME
Term SOFR at 2.65% Floor + 2.65%),
7.17%, 11/15/36 ................ 2,000 2,027,349
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.96% Floor + 1.96%), 6.25%,
04/20/34 ..................... 7,000 7,027,604
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.06% Floor + 2.06%), 6.36%,
07/15/34 ..................... 2,000 2,003,768
Series 2021-3A, Class B, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 6.21%,
01/15/35 ..................... 7,000 7,049,178
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 6.51%,
01/15/35 ..................... 5,000 5,011,502
Series 2021-4A, Class B, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 6.21%,
10/15/34 ..................... 7,250 7,267,471
Series 2021-4A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 6.51%,
10/15/34 ..................... 4,850 4,861,116
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.09%,
04/20/35 ..................... 1,000 1,005,990
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 6.34%,
04/20/35 ..................... 3,500 3,506,923
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.64%,
07/20/37 ..................... 12,500 12,568,244
Series 2024-4A, Class C, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.08%,
01/15/38 ..................... 1,000 1,005,657
Palmer Square European CLO DAC, Series
2022-2X, Class DR, (3-mo. EURIBOR at
4.00% Floor + 4.00%), 6.78%, 01/15/38
(a) (c)
EUR 373 390,436

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Palmer Square European Loan Funding DAC
(a)
(c)
Series 2024-2X, Class D, (3-mo. EURIBOR
at 3.15% Floor + 3.15%), 6.50%,
05/15/34 ..................... EUR 490 $ 512,654
Series 2024-3X, Class D, (3-mo. EURIBOR
at 3.05% Floor + 3.05%), 5.74%,
05/15/34 ..................... 680 709,349
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
Series 2018-1A, Class A2R, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
6.15%, 10/20/31 ................ USD 4,700 4,714,358
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 6.81%,
07/15/34 ..................... 6,000 6,011,559
Penta CLO DAC, Series 2024-17X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
6.81%, 08/15/38
(a) (c)
................ EUR 459 482,223
Pikes Peak CLO 3, Series 2019-3A, Class BRR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 6.26%, 10/25/34
(a) (b)
.......... USD 1,600 1,611,169
Pikes Peak CLO 6
(a)(b)
Series 2020-6A, Class AR2, (3-mo. CME
Term SOFR at 1.17% Floor + 1.43%),
5.92%, 05/18/34 ................ 3,600 3,607,549
Series 2020-6A, Class BR2, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
6.45%, 05/18/34 ................ 1,000 1,005,701
Pikes Peak CLO 9, Series 2021-9A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 6.31%, 10/27/34
(a) (b)
.......... 7,000 7,007,022
Post CLO Ltd.
(a)(b)
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.31%,
10/15/34 ..................... 10,000 10,044,512
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 6.76%,
10/15/34 ..................... 3,500 3,501,552
PPM CLO 4 Ltd.
(a)(b)
Series 2020-4A, Class AR, (3-mo. CME Term
SOFR at 1.19% Floor + 1.45%), 5.74%,
10/18/34 ..................... 6,000 6,019,328
Series 2020-4A, Class BR, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 6.20%,
10/18/34 ..................... 3,000 3,011,254
Progress Residential Trust
(b)
Series 2021-SFR10, Class G, 4.86%,
12/17/40 ..................... 5,371 5,082,810
Series 2021-SFR8, Class G, 4.01%,
10/17/38 ..................... 10,000 9,691,594
Series 2022-SFR3, Class F, 6.60%, 04/17/39 500 496,746
Series 2022-SFR5, Class E1, 6.62%,
06/17/39 ..................... 2,000 2,015,691
Providus CLO II DAC, Series 2X, Class DRR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.99%, 10/15/38
(a) (c)
................ EUR 735 771,090
Providus CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 2.95% Floor + 2.95%),
5.97%, 02/15/35
(a) (c)
................ 500 521,977
Rad CLO 22 Ltd., Series 2023-22A, Class A1,
(3-mo. CME Term SOFR at 1.83% Floor +
1.83%), 6.12%, 01/20/37
(a) (b)
.......... USD 1,730 1,747,775
Rad CLO 5 Ltd., Series 2019-5A, Class BR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 6.26%, 07/24/32
(a) (b)
.......... 3,000 3,013,856
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Rad CLO 7 Ltd., Series 2020-7A, Class A1R,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.65%, 04/17/36
(a) (b)
.......... USD 1,000 $ 1,001,193
Rad CLO 10 Ltd., Series 2021-10A, Class C,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 6.30%, 04/23/34
(a) (b)
.......... 3,750 3,753,762
Rad CLO 12 Ltd., Series 2021-12A, Class C,
(3-mo. CME Term SOFR at 2.05% Floor +
2.31%), 6.60%, 10/30/34
(a) (b)
.......... 1,375 1,378,055
Rad CLO 14 Ltd., Series 2021-14A, Class C,
(3-mo. CME Term SOFR at 2.00% Floor +
2.26%), 6.56%, 01/15/35
(a) (b)
.......... 3,500 3,506,195
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 6.20%,
01/20/34 ..................... 7,250 7,270,866
Series 2021-15A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 6.60%,
01/20/34 ..................... 1,650 1,653,229
Rad CLO 18 Ltd., Series 2023-18A, Class A1,
(3-mo. CME Term SOFR at 1.95% Floor +
1.95%), 6.25%, 04/15/36
(a) (b)
.......... 3,750 3,765,956
Regatta VI Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. CME Term SOFR at 2.15%
Floor + 2.41%), 6.70%, 04/20/34
(a) (b)
..... 1,000 1,003,007
Regatta VII Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 6.67%, 06/20/34
(a) (b)
..... 750 753,095
Regatta XX Funding Ltd., Series 2021-2A,
Class AR, (3-mo. CME Term SOFR at 1.18%
Floor + 1.18%), 0.00%, 01/15/38
(a) (b)
..... 1,250 1,250,000
Regatta XXIII Funding Ltd., Series 2021-4A,
Class C, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 6.60%, 01/20/35
(a) (b)
..... 3,000 3,008,219
Regatta XXIV Funding Ltd., Series 2021-5A,
Class AR, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.64%, 01/20/38
(a) (b)
..... 5,500 5,528,590
Regatta XXVIII Funding Ltd., Series 2024-2A,
Class A1, (3-mo. CME Term SOFR at 1.55%
Floor + 1.55%), 5.85%, 04/25/37
(a) (b)
..... 2,500 2,519,074
Riserva CLO Ltd., Series 2016-3A, Class CRR,
(3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 6.35%, 01/18/34
(a) (b)
.......... 1,000 1,004,146
Rockfield Park CLO DAC, Series 1X, Class C,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
6.18%, 07/16/34
(a) (c)
................ EUR 400 420,114
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class BR2A, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
6.20%, 04/20/34 ................ USD 3,500 3,512,263
Series 2017-3A, Class C, (3-mo. CME Term
SOFR at 0.00% Floor + 2.06%), 6.35%,
10/20/30 ..................... 2,300 2,302,808
Series 2018-1A, Class B, (3-mo. CME Term
SOFR at 0.00% Floor + 1.98%), 6.50%,
05/20/31 ..................... 1,000 1,001,695
Series 2018-2A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 5.71%,
10/20/31 ..................... 1,836 1,842,056
Series 2018-2A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 6.35%,
10/20/31 ..................... 1,125 1,126,714
Series 2018-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 6.75%,
10/20/31 ..................... 700 701,633

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 6.65%,
07/20/34 ..................... USD 2,000 $ 2,002,579
RR 14 Ltd., Series 2021-14A, Class A1, (3-mo.
CME Term SOFR at 1.38% Floor + 1.38%),
5.68%, 04/15/36
(a) (b)
................ 1,500 1,502,700
RR 20 Ltd., Series 2022-20A, Class B, (3-mo.
CME Term SOFR at 2.50% Floor + 2.50%),
6.80%, 07/15/37
(a) (b)
................ 1,000 1,003,073
RR 28 Ltd., Series 2024-28RA, Class A1R,
(3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 5.85%, 04/15/37
(a) (b)
.......... 7,500 7,555,360
Signal Peak CLO 4 Ltd., Series 2017-4A, Class
CR, (3-mo. CME Term SOFR at 2.41% Floor
+ 2.41%), 6.71%, 10/26/34
(a) (b)
......... 5,000 5,000,243
Silver Point CLO 4 Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.63% Floor
+ 1.63%), 5.93%, 04/15/37
(a) (b)
......... 5,000 5,044,748
Silver Point CLO 6 Ltd., Series 2024-6A, Class
A1, (3-mo. CME Term SOFR at 1.40% Floor
+ 1.40%), 5.97%, 10/15/37
(a) (b)
......... 2,000 2,019,038
Sixth Street CLO IX Ltd., Series 2017-9A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor
+ 1.38%), 5.67%, 07/21/37
(a) (b)
......... 5,000 5,040,859
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 6.25%,
07/20/34 ..................... 3,000 3,007,039
Series 2021-19A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 6.55%,
07/20/34 ..................... 1,000 1,001,862
Sixth Street CLO XVII Ltd.
(a)(b)
Series 2021-17A, Class A, (3-mo. CME Term
SOFR at 1.24% Floor + 1.50%), 5.79%,
01/20/34 ..................... 8,500 8,512,750
Series 2021-17A, Class B, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%), 6.10%,
01/20/34 ..................... 7,000 7,030,453
Sona Fios CLO III DAC, Series 3X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
6.41%, 04/20/37
(a) (c)
................ EUR 1,460 1,516,876
Sound Point CLO XXIII Ltd., Series 2019-2A,
Class CR, (3-mo. CME Term SOFR at 2.25%
Floor + 2.51%), 6.81%, 07/15/34
(a) (b)
..... USD 2,250 2,253,292
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class B1, (3-mo. CME Term SOFR at 1.96%
Floor + 1.96%), 6.26%, 04/25/34
(a) (b)
..... 3,350 3,355,744
Sound Point CLO XXXIII Ltd., Series 2022-1A,
Class B, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 6.20%, 04/25/35
(a) (b)
..... 5,200 5,207,160
Southwick Park CLO LLC, Series 2019-4A,
Class A1R, (3-mo. CME Term SOFR at
1.32% Floor + 1.32%), 5.61%, 07/20/32
(a) (b)
1,935 1,937,553
Structured Asset Securities Corp. Mortgage
Loan Trust
(a)
Series 2006-BC3, Class A1, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
4.75%, 10/25/36 ................ 4,741 3,185,283
Series 2007-MN1A, Class A1, (1-mo. CME
Term SOFR at 0.23% Floor + 0.34%),
4.66%, 01/25/37
(b)
............... 1,292 723,384
Sycamore Tree CLO Ltd.
(a)(b)
Series 2023-3A, Class A1R, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.94%, 04/20/37 ................ 9,000 9,064,615
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2023-3A, Class CR, (3-mo. CME
Term SOFR at 2.60% Floor + 2.60%),
6.89%, 04/20/37 ................ USD 1,000 $ 1,017,766
Series 2024-5A, Class A1, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.71%,
04/20/36 ..................... 10,000 10,018,838
Series 2024-5A, Class B, (3-mo. CME Term
SOFR at 2.25% Floor + 2.25%), 6.54%,
04/20/36 ..................... 2,000 2,010,819
Symphony CLO XXIV Ltd., Series 2020-24A,
Class AR, (3-mo. CME Term SOFR at 1.20%
Floor + 1.20%), 5.49%, 01/23/32
(a) (b)
..... 824 826,282
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 5.69%, 10/23/34
(a) (b)
..... 2,000 2,002,994
TCI-Flatiron CLO Ltd.
(a)(b)
Series 2017-1A, Class C, (3-mo. CME Term
SOFR at 0.00% Floor + 2.11%), 6.60%,
11/18/30 ..................... 1,250 1,251,921
Series 2018-1A, Class CR, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
6.31%, 01/29/32 ................ 4,000 4,004,641
TCW CLO Ltd., Series 2021-2A, Class C,
(3-mo. CME Term SOFR at 2.10% Floor +
2.36%), 6.66%, 07/25/34
(a) (b)
.......... 2,500 2,503,905
Texas Debt Capital Euro CLO DAC, Series
2024-1X, Class D, (3-mo. EURIBOR at
3.60% Floor + 3.60%), 6.36%, 07/16/38
(a) (c)
EUR 500 520,729
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class AR2, (3-mo. CME
Term SOFR at 1.12% Floor + 1.38%),
5.68%, 01/15/34 ................ USD 2,000 2,003,800
Series 2016-6A, Class BR2, (3-mo. CME
Term SOFR at 1.50% Floor + 1.76%),
6.06%, 01/15/34 ................ 2,000 2,007,964
Series 2016-6A, Class CR2, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
6.46%, 01/15/34 ................ 1,650 1,653,536
TICP CLO VII Ltd., Series 2017-7A, Class CR,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 6.71%, 04/15/33
(a) (b)
.......... 6,500 6,522,723
TICP CLO XI Ltd., Series 2018-11A, Class AR,
(3-mo. CME Term SOFR at 1.53% Floor +
1.53%), 5.83%, 04/25/37
(a) (b)
.......... 8,545 8,605,012
TICP CLO XII Ltd., Series 2018-12A, Class CR,
(3-mo. CME Term SOFR at 2.10% Floor +
2.36%), 6.66%, 07/15/34
(a) (b)
.......... 13,450 13,477,345
TICP CLO XIV Ltd., Series 2019-14A, Class
BR, (3-mo. CME Term SOFR at 2.20% Floor
+ 2.46%), 6.75%, 10/20/32
(a) (b)
......... 3,250 3,257,915
Tikehau CLO XII DAC, Series 12X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
6.62%, 10/20/38
(a) (c)
................ EUR 870 917,556
Tricon American Homes Trust
(b)
Series 2019-SFR1, Class E, 3.40%,
03/17/38 ..................... USD 7,000 6,827,062
Series 2020-SFR2, Class E2, 3.08%,
11/17/39 ..................... 1,000 918,999
Trimaran CAVU Ltd.
(a)(b)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.71%,
07/23/37 ..................... 7,000 7,047,293
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.09%,
07/23/37 ..................... 1,000 1,008,501

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-2A, Class B1, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.31%,
10/25/34 ..................... USD 1,500 $ 1,501,969
Trinitas CLO XXIX Ltd., Series 2024-29A, Class
A1, (3-mo. CME Term SOFR at 1.49% Floor
+ 1.49%), 5.78%, 07/23/37
(a) (b)
......... 2,000 2,014,200
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(c)
................. GBP 1,491 1,923,808
Victory Street CLO I DAC, Series 1X, Class D,
(3-mo. EURIBOR at 3.45% Floor + 3.45%),
6.23%, 01/15/38
(a) (c)
................ EUR 1,010 1,053,697
Voya CLO Ltd.
(a)(b)
Series 2014-1A, Class BR2, (3-mo. CME
Term SOFR at 0.00% Floor + 2.16%),
6.45%, 04/18/31 ................ USD 1,000 1,002,996
Series 2014-4A, Class BR2, (3-mo. CME
Term SOFR at 0.00% Floor + 2.35%),
6.64%, 07/14/31 ................ 500 501,669
Warwick Capital CLO 4 Ltd.
(a)(b)
Series 2024-4A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.69%,
07/20/37 ..................... 13,500 13,632,564
Series 2024-4A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.04%,
07/20/37 ..................... 1,000 1,007,653
Washington Mutual Asset-Backed
CertificatesTrust, Series 2006-HE5, Class
1A, (1-mo. CME Term SOFR at 0.31% Floor
+ 0.42%), 4.10%, 10/25/36
(a)
.......... 10,866 8,027,514
Wellington Management CLO 3 Ltd., Series
2024-3A, Class A1, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.65%,
07/18/37
(a) (b)
..................... 5,000 5,042,410
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class BRR, (3-mo. CME
Term SOFR at 1.75% Floor + 1.75%),
6.05%, 07/24/36 ................ 10,265 10,337,517
Series 2019-1A, Class CRR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.00%),
6.30%, 07/24/36 ................ 2,000 2,002,845
Whitebox CLO IV Ltd.
(a)(b)
Series 2023-4A, Class A1, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 6.44%,
04/20/36 ..................... 1,500 1,506,916
Series 2023-4A, Class B, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%), 6.89%,
04/20/36 ..................... 2,000 2,020,915
Total Asset-Backed Securities — 12 .4%
(Cost: $ 1,320,608,161 ) ............................ 1,313,916,552
Shares
Shares
Common Stocks
Aerospace & Defense — 0.7%
Airbus SE ......................... 27,936 4,832,132
BAE Systems plc .................... 1,046,720 15,822,469
Boeing Co. (The)
(e)
................... 30,402 5,366,561
GE Aerospace ...................... 133,094 27,093,946
L3Harris Technologies, Inc. ............. 71,247 15,105,077
RTX Corp. ........................ 52,231 6,735,187
74,955,372
Security
Shares
Shares Value
Automobile Components — 0.1%
Aptiv plc
(e)
......................... 122,259 $ 7,631,407
Lear Corp. ........................ 28,133 2,647,034
10,278,441
Automobiles — 0.0%
General Motors Co. .................. 35,171 1,739,558
Banks — 1.3%
Banco Bilbao Vizcaya Argentaria SA ....... 2,175,728 24,770,563
Citigroup, Inc. ...................... 420,851 34,269,897
Citizens Financial Group, Inc. ........... 472,469 22,475,350
First Citizens BancShares, Inc. , Class A ..... 8,268 18,228,377
M&T Bank Corp. .................... 79,433 15,985,097
Sberbank of Russia PJSC
(e) (f)
............ 877,548 89
Wells Fargo & Co. ................... 269,961 21,272,927
137,002,300
Beverages — 0.5%
Coca-Cola Co. (The) ................. 348,475 22,121,193
Constellation Brands, Inc. , Class A ........ 28,854 5,216,803
Diageo plc ........................ 787,575 23,462,210
Keurig Dr Pepper, Inc. ................ 134,589 4,320,307
Pernod Ricard SA ................... 23,358 2,667,700
57,788,213
Biotechnology — 0.3%
AbbVie, Inc. ....................... 158,296 29,110,634
Broadline Retail — 0.2%
Alibaba Group Holding Ltd. , ADR ......... 69,865 6,905,456
Amazon.com, Inc.
(e)
.................. 26,132 6,211,054
NMG Parent LLC
(e) (f)
.................. 3,714 —
PDD Holdings, Inc. , ADR
(e)
............. 44,845 5,018,604
18,135,114
Building Products — 0.3%
Allegion plc ........................ 158,497 21,037,307
Carrier Global Corp. .................. 9,713 635,036
Johnson Controls International plc ........ 73,601 5,740,878
27,413,221
Capital Markets — 0.8%
Carlyle Group, Inc. (The) ............... 98,358 5,523,785
Charles Schwab Corp. (The) ............ 230,494 19,066,464
Intercontinental Exchange, Inc. .......... 171,110 27,348,511
Moody's Corp. ...................... 36,401 18,180,116
MSCI, Inc. ........................ 8,408 5,017,642
State Street Corp. ................... 50,837 5,166,056
80,302,574
Chemicals — 0.4%
Air Liquide SA ...................... 119,451 20,865,913
Air Products & Chemicals, Inc. ........... 15,464 5,184,461
Albemarle Corp. .................... 28,808 2,425,345
Ecolab, Inc. ....................... 1,838 459,849
International Flavors & Fragrances, Inc. ..... 73,091 6,365,495
Linde plc ......................... 606 270,349
Linde plc ......................... 6,867 3,048,949
Sherwin-Williams Co. (The) ............. 10,794 3,865,979
42,486,340
Commercial Services & Supplies — 0.2%
Cintas Corp. ....................... 3,528 707,611
Rentokil Initial plc .................... 1,566,944 7,674,184
Republic Services, Inc. ................ 53,103 11,516,448
Waste Management, Inc. ............... 11,905 2,622,195
22,520,438

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Communications Equipment — 0.1%
Cisco Systems, Inc. .................. 222,862 $ 13,505,437
Construction & Engineering — 0.0%
EMCOR Group, Inc. .................. 911 408,183
Ferrovial SE ....................... 932 39,781
MasTec, Inc.
(e)
...................... 1,928 279,733
Mcdermott International Ltd.
(e)
........... 1,327 12,606
Quanta Services, Inc. ................. 1,908 586,920
1,327,223
Consumer Finance — 0.1%
Capital One Financial Corp. ............. 28,281 5,761,123
Consumer Staples Distribution & Retail — 0.4%
Costco Wholesale Corp. ............... 7,360 7,211,917
Dollar General Corp. ................. 62,150 4,416,379
Dollar Tree, Inc.
(e)
.................... 76,724 5,627,706
Walmart, Inc. ....................... 248,090 24,352,514
41,608,516
Containers & Packaging — 0.2%
Amcor plc ......................... 475,578 4,622,618
Avery Dennison Corp. ................. 24,760 4,598,675
Ball Corp. ......................... 33,777 1,881,379
Sealed Air Corp. .................... 260,253 9,064,612
20,167,284
Distributors — 0.0%
LKQ Corp. ........................ 83,060 3,105,613
Diversified REITs — 0.1%
Essential Properties Realty Trust, Inc. ...... 78,172 2,509,321
LondonMetric Property plc .............. 2,564,555 5,899,854
Merlin Properties Socimi SA ............ 346,738 3,995,906
Stoneweg European REIT
(c)
............. 339,820 549,818
12,954,899
Diversified Telecommunication Services — 0.5%
Cellnex Telecom SA
(b) (c)
................ 347,020 11,622,808
Infrastrutture Wireless Italiane SpA
(b) (c)
...... 157,228 1,634,644
Iridium Communications, Inc. ............ 69,429 1,996,084
Koninklijke KPN NV .................. 4,160,582 15,055,157
TELUS Corp. ...................... 1,063,978 15,432,385
Verizon Communications, Inc. ........... 208,556 8,215,021
53,956,099
Electric Utilities — 1.2%
Alliant Energy Corp. .................. 71,935 4,235,533
American Electric Power Co., Inc. ......... 99,699 9,806,394
CK Infrastructure Holdings Ltd. ........... 180,000 1,225,771
CLP Holdings Ltd. ................... 104,000 864,717
Duke Energy Corp. .................. 140,783 15,766,288
Emera, Inc. ........................ 120,370 4,573,455
Entergy Corp. ...................... 86,739 7,032,798
Evergy, Inc. ........................ 112,046 7,189,992
Exelon Corp. ....................... 378,338 15,133,520
FirstEnergy Corp. ................... 163,073 6,490,305
Kansai Electric Power Co., Inc. (The) ...... 183,100 2,020,102
Kyushu Electric Power Co., Inc. .......... 212,600 1,842,266
NextEra Energy, Inc. ................. 190,232 13,613,002
PG&E Corp. ....................... 1,184,306 18,534,389
Pinnacle West Capital Corp. ............ 59,978 5,215,687
PPL Corp. ........................ 15,035 505,176
Southern Co. (The) .................. 108,500 9,108,575
Xcel Energy, Inc. .................... 132,513 8,904,874
132,062,844
Security
Shares
Shares Value
Electrical Equipment — 0.4%
AMETEK, Inc. ...................... 85,147 $ 15,714,730
Eaton Corp. plc ..................... 3,627 1,183,998
Emerson Electric Co. ................. 6,742 876,123
GE Vernova, Inc. .................... 2,931 1,092,911
Generac Holdings, Inc.
(e)
............... 1,447 216,080
Hubbell, Inc. ....................... 49,551 20,960,568
nVent Electric plc .................... 4,139 269,408
Sensata Technologies Holding plc ......... 120,893 3,283,454
Vertiv Holdings Co. , Class A ............ 5,030 588,611
44,185,883
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. , Class A .............. 73,304 5,188,457
Jabil, Inc. ......................... 32,474 5,274,102
Keysight Technologies, Inc.
(e)
............ 35,488 6,329,285
16,791,844
Energy Equipment & Services — 0.2%
Baker Hughes Co. , Class A ............. 512,179 23,652,426
Schlumberger NV ................... 41,604 1,675,809
25,328,235
Entertainment — 0.1%
Electronic Arts, Inc. .................. 65,002 7,989,396
Walt Disney Co. (The) ................ 33,700 3,810,122
11,799,518
Financial Services — 0.4%
Fidelity National Information Services, Inc. ... 143,323 11,676,525
Global Payments, Inc. ................ 32,270 3,641,670
Jack Henry & Associates, Inc. ........... 28,856 5,023,541
Mastercard, Inc. , Class A ............... 23,243 12,909,859
Visa, Inc. , Class A ................... 10,850 3,708,530
Voya Financial, Inc. .................. 101,792 7,226,214
44,186,339
Food Products — 0.2%
Kraft Heinz Co. (The) ................. 376,062 11,221,690
Lamb Weston Holdings, Inc. ............ 109,914 6,588,245
17,809,935
Gas Utilities — 0.0%
Osaka Gas Co. Ltd. .................. 84,900 1,669,196
Ground Transportation — 0.6%
Canadian National Railway Co. .......... 93,944 9,813,588
Canadian Pacific Kansas City Ltd. ........ 70,882 5,635,233
CSX Corp. ........................ 337,680 11,099,542
East Japan Railway Co. ............... 188,000 3,347,027
Union Pacific Corp. .................. 132,114 32,736,528
62,631,918
Health Care Equipment & Supplies — 0.3%
Baxter International, Inc. ............... 506,585 16,494,408
Edwards Lifesciences Corp.
(e)
........... 46,060 3,337,047
Koninklijke Philips NV
(e)
................ 98,796 2,723,041
Medtronic plc ...................... 123,336 11,201,375
ResMed, Inc. ...................... 11,693 2,761,653
36,517,524
Health Care Providers & Services — 1.1%
Cardinal Health, Inc. .................. 180,154 22,277,844
Cencora, Inc. ...................... 21,697 5,515,594
Centene Corp.
(e)
.................... 40,230 2,575,927
Cigna Group (The) ................... 21,827 6,421,722
CVS Health Corp. ................... 329,353 18,601,857
Elevance Health, Inc. ................. 6,308 2,496,076
Envision Healthcare Corp. , (Acquired 11/03/22 ,
cost $ 276,801 )
(e) (g)
................. 34,234 393,691

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
HCA Healthcare, Inc. ................. 1,369 $ 451,647
Humana, Inc. ...................... 18,352 5,381,357
Labcorp Holdings, Inc. ................ 40,459 10,106,658
McKesson Corp. .................... 9,019 5,364,050
UnitedHealth Group, Inc. ............... 67,295 36,506,864
Universal Health Services, Inc. , Class B .... 23,607 4,451,336
120,544,623
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ....... 30,585 2,977,450
Assura plc ........................ 14,198,379 6,625,462
Healthpeak Properties, Inc. ............. 519,450 10,731,837
Omega Healthcare Investors, Inc. ......... 152,095 5,636,641
Target Healthcare REIT plc ............. 370,228 397,993
Welltower, Inc. ...................... 30,547 4,169,054
30,538,437
Hotels, Restaurants & Leisure — 0.1%
Domino's Pizza, Inc. .................. 11,551 5,187,785
New TOPCO
(e) (f) (h)
.................... 12,872 —
5,187,785
Household Durables — 0.2%
Sony Group Corp. , ADR ............... 284,487 6,261,559
Taylor Wimpey plc ................... 10,138,401 15,014,960
21,276,519
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) .................... 23,284 256,124
Boralex, Inc. , Class A ................. 77,120 1,371,164
Innergex Renewable Energy, Inc. ......... 267,413 1,339,503
2,966,791
Industrial Conglomerates — 0.0%
Siemens AG (Registered) .............. 19,833 4,251,719
Industrial REITs — 0.3%
EastGroup Properties, Inc. ............. 23,642 4,010,156
Goodman Group .................... 251,374 5,605,681
Lineage, Inc. ....................... 80,092 4,805,520
Rexford Industrial Realty, Inc. ........... 93,604 3,805,939
Segro plc ......................... 205,676 1,818,500
STAG Industrial, Inc. ................. 108,892 3,721,928
Warehouses De Pauw CVA ............. 241,707 5,191,869
28,959,593
Insurance — 0.7%
American International Group, Inc. ........ 108,787 8,013,250
Assurant, Inc. ...................... 73,003 15,709,516
Brown & Brown, Inc. .................. 49,038 5,132,317
Fidelity National Financial, Inc. , Class A ..... 176,999 10,296,032
Globe Life, Inc. ..................... 44,160 5,391,494
Hartford Financial Services Group, Inc. (The) . 44,872 5,005,472
Willis Towers Watson plc ............... 26,147 8,617,136
Zurich Insurance Group AG ............. 29,466 17,855,356
76,020,573
Interactive Media & Services — 0.8%
Alphabet, Inc. , Class A ................ 188,140 38,384,323
Meta Platforms, Inc. , Class A ............ 60,674 41,815,307
80,199,630
IT Services — 0.6%
Accenture plc , Class A ................ 93,580 36,023,621
Atos SE
(e)
......................... 80,194,635 191,346
Cognizant Technology Solutions Corp. , Class A 215,883 17,834,095
NEXTDC Ltd.
(e)
..................... 291,885 2,654,396
SUNeVision Holdings Ltd. .............. 4,782,000 2,303,846
Security
Shares
Shares Value
IT Services (continued)
Travelport Technology Ltd.
(e) (f)
............ 246 $ 792,661
59,799,965
Leisure Products — 0.0%
Hasbro, Inc. ....................... 80,992 4,684,577
Life Sciences Tools & Services — 0.0%
Fortrea Holdings, Inc.
(e) (i)
............... 110,621 1,859,539
Machinery — 0.4%
Caterpillar, Inc. ..................... 4,067 1,510,647
CNH Industrial NV ................... 260,698 3,357,790
Cummins, Inc. ...................... 1,861 662,981
Komatsu Ltd. ...................... 241,600 7,287,447
Middleby Corp. (The)
(e)
................ 16,436 2,812,857
Otis Worldwide Corp. ................. 324,722 30,984,973
46,616,695
Media — 0.3%
Comcast Corp. , Class A ............... 346,498 11,663,123
Learfield Communications LLC , (Acquired
09/13/23 , cost $ 76,408 )
(e) (f) (g)
.......... 9,992 759,392
Omnicom Group, Inc. ................. 52,047 4,517,159
Paramount Global , Class B ............. 621,435 6,761,213
WPP plc .......................... 1,160,605 11,032,894
34,733,781
Metals & Mining — 0.1%
Alrosa PJSC
(e) (f)
..................... 607,124 62
Freeport-McMoRan, Inc. ............... 10,007 358,751
Novolipetsk Steel PJSC
(e) (f)
............. 14 —
Southern Copper Corp. ................ 5,094 466,712
Teck Resources Ltd. , Class B ........... 101,241 4,135,763
4,961,288
Multi-Utilities — 0.6%
CMS Energy Corp. ................... 246,123 16,244,118
Consolidated Edison, Inc. .............. 85,053 7,972,868
Dominion Energy, Inc. ................. 56,403 3,135,443
DTE Energy Co. .................... 35,340 4,236,559
E.ON SE ......................... 337,720 4,000,232
National Grid plc .................... 947,391 11,493,041
NiSource, Inc. ...................... 109,607 4,088,341
Public Service Enterprise Group, Inc. ...... 58,040 4,848,662
Sempra .......................... 101,166 8,389,696
64,408,960
Office REITs — 0.1%
BXP, Inc. ......................... 100,038 7,316,779
Oil, Gas & Consumable Fuels — 1.6%
Antero Resources Corp.
(e)
.............. 6,860 256,015
BP plc ........................... 2,297,324 11,884,736
Cheniere Energy, Inc. ................. 40,727 9,108,594
Coterra Energy, Inc. .................. 13,386 371,060
DT Midstream, Inc. ................... 36,333 3,672,540
Enbridge, Inc. ...................... 151,796 6,564,406
Energy Transfer LP .................. 236,163 4,836,618
Enterprise Products Partners LP .......... 127,183 4,152,525
EQT Corp. ........................ 9,999 511,149
Expand Energy Corp. ................. 5,599 568,858
Gibson Energy, Inc. .................. 59,911 1,010,781
Hess Corp. ........................ 93,469 12,994,995
Kinder Morgan, Inc. .................. 228,559 6,280,801
Koninklijke Vopak NV ................. 99,086 4,548,133
Kosmos Energy Ltd.
(e)
................. 2,250,994 7,158,161
LUKOIL PJSC
(e) (f)
.................... 417,114 42
MPLX LP ......................... 91,974 4,783,568

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Novatek PJSC
(e) (f)
.................... 690 $ —
ONEOK, Inc. ....................... 5,701 553,966
Pembina Pipeline Corp. ............... 158,610 5,725,173
Plains All American Pipeline LP .......... 220,018 4,356,356
Plains GP Holdings LP , Class A .......... 135,435 2,864,450
Range Resources Corp. ............... 5,588 206,980
Shell plc .......................... 976,836 32,239,386
South Bow Corp. .................... 29,759 712,045
Sunoco LP ........................ 16,653 938,064
Targa Resources Corp. ................ 31,813 6,260,798
TC Energy Corp. .................... 310,786 14,003,968
Western Midstream Partners LP .......... 65,487 2,694,790
Williams Cos., Inc. (The) ............... 310,252 17,197,268
166,456,226
Pharmaceuticals — 1.1%
AstraZeneca plc .................... 256,209 35,965,501
Bayer AG (Registered) ................ 188,151 4,210,185
Novo Nordisk A/S , Class B ............. 293,069 24,742,254
Sanofi SA ......................... 335,854 36,501,285
Zoetis, Inc. , Class A .................. 61,524 10,514,451
111,933,676
Professional Services — 0.7%
Dun & Bradstreet Holdings, Inc. .......... 695,357 8,552,891
Leidos Holdings, Inc. ................. 80,675 11,458,270
Paychex, Inc. ...................... 31,334 4,627,092
RELX plc ......................... 558,535 27,732,822
SS&C Technologies Holdings, Inc. ........ 208,045 16,841,243
69,212,318
Real Estate Management & Development — 0.2%
ADLER Group SA
(e) (f)
................. 664,216 7
CK Asset Holdings Ltd. ................ 1,359,500 5,680,572
VGP NV .......................... 25,138 2,145,606
Vonovia SE ........................ 187,753 5,743,964
Wharf Real Estate Investment Co. Ltd. ..... 1,049,000 2,610,363
16,180,512
Residential REITs — 0.1%
AvalonBay Communities, Inc. ........... 23,452 5,194,852
Mid-America Apartment Communities, Inc. ... 30,722 4,687,563
UNITE Group plc (The) ................ 368,830 3,906,575
13,788,990
Retail REITs — 0.2%
Federal Realty Investment Trust .......... 44,062 4,786,455
Link REIT ......................... 1,388,200 5,735,720
Regency Centers Corp. ............... 68,220 4,900,925
Region RE Ltd.
(h)
.................... 1,463,563 1,965,517
Simon Property Group, Inc. ............. 33,808 5,877,859
23,266,476
Semiconductors & Semiconductor Equipment — 1.4%
Applied Materials, Inc. ................ 115,718 20,869,741
Broadcom, Inc. ..................... 161,030 35,631,108
Intel Corp. ........................ 109,127 2,120,338
Lam Research Corp. ................. 68,342 5,539,119
Microchip Technology, Inc. .............. 139,305 7,564,262
Monolithic Power Systems, Inc. .......... 3,475 2,214,861
NVIDIA Corp. ...................... 2,647 317,825
QUALCOMM, Inc. ................... 7,036 1,216,735
Taiwan Semiconductor Manufacturing Co. Ltd. 1,334,000 44,519,719
Texas Instruments, Inc. ................ 171,289 31,621,662
151,615,370
Security
Shares
Shares Value
Software — 1.2%
Microsoft Corp. ..................... 196,324 $ 81,486,239
Oracle Corp. ....................... 129,242 21,978,895
Salesforce, Inc. ..................... 65,181 22,272,348
125,737,482
Specialized REITs — 0.7%
American Tower Corp. ................ 60,221 11,137,874
Crown Castle, Inc. ................... 87,884 7,846,284
DigiCo Infrastructure REIT
(e) (h)
........... 396,260 1,115,987
Digital Realty Trust, Inc. ............... 5,960 976,606
EPR Properties ..................... 152,942 7,050,626
Equinix, Inc. ....................... 11,975 10,941,078
Extra Space Storage, Inc. .............. 29,301 4,512,354
Iron Mountain, Inc. ................... 5,909 600,177
Keppel DC REIT .................... 2,373,000 3,827,365
SBA Communications Corp. ............ 75,233 14,863,031
VICI Properties, Inc. .................. 310,128 9,232,511
72,103,893
Specialty Retail — 0.3%
Home Depot, Inc. (The) ............... 68,623 28,271,303
Lowe's Cos., Inc. .................... 17,951 4,667,978
Tractor Supply Co. ................... 47,885 2,603,029
35,542,310
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc. ........................ 107,596 25,392,656
Hewlett Packard Enterprise Co. .......... 21,798 461,900
HP, Inc. .......................... 228,524 7,427,030
Samsung Electronics Co. Ltd. , GDR
(b) (c)
..... 23,574 21,074,430
54,356,016
Textiles, Apparel & Luxury Goods — 0.4%
Burberry Group plc ................... 156,038 2,280,543
Capri Holdings Ltd.
(e) (i)
................. 143,570 3,557,664
LVMH Moet Hennessy Louis Vuitton SE ..... 32,814 24,000,310
NIKE, Inc. , Class B .................. 58,718 4,515,414
Swatch Group AG (The) ............... 24,273 4,496,835
38,850,766
Tobacco — 0.3%
British American Tobacco plc ............ 289,353 11,480,362
Philip Morris International, Inc. ........... 184,017 23,959,013
35,439,375
Trading Companies & Distributors — 0.1%
Fastenal Co. ....................... 69,845 5,115,448
Transportation Infrastructure — 0.5%
Aena SME SA
(b) (c)
.................... 62,491 13,458,070
Atlas Arteria Ltd.
(h)
................... 659,996 2,060,809
Auckland International Airport Ltd. ........ 1,478,176 7,205,008
Flughafen Zurich AG (Registered) ......... 26,697 6,427,135
Fraport AG Frankfurt Airport Services
Worldwide
(e)
..................... 71,124 4,236,880
Getlink SE ........................ 127,516 2,039,917
Japan Airport Terminal Co. Ltd. .......... 100,100 3,251,034
Transurban Group
(h)
.................. 2,102,440 17,317,970
55,996,823
Water Utilities — 0.0%
United Utilities Group plc ............... 217,655 2,750,100
Wireless Telecommunication Services — 0.0%
Mobile TeleSystems PJSC
(e) (f)
............ 26,804 3
Total Common Stocks — 24 .7%
(Cost: $ 2,305,853,373 ) ............................ 2,619,774,673

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 0.3%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
.. USD 1,170 $ 1,196,092
Boeing Co. (The)
2.20% , 02/04/26 .................. 4,363 4,250,388
3.10% , 05/01/26 .................. 937 916,398
6.26% , 05/01/27 .................. 128 131,305
5.15% , 05/01/30 .................. 2,392 2,376,808
3.63% , 02/01/31 .................. 4,055 3,705,712
3.60% , 05/01/34 .................. 3,809 3,232,664
3.90% , 05/01/49 .................. 46 32,372
Bombardier, Inc.
(b)
6.00% , 02/15/28 .................. 202 201,589
8.75% , 11/15/30 .................. 729 784,949
7.25% , 07/01/31 .................. 555 573,081
7.00% , 06/01/32 .................. 280 285,520
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
.. 211 200,034
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
. 700 700,784
Goat Holdco LLC, 6.75%, 02/01/32
(b)
...... 369 367,764
L3Harris Technologies, Inc.
5.35% , 06/01/34 .................. 95 94,768
4.85% , 04/27/35 .................. 594 565,886
Lockheed Martin Corp.
4.75% , 02/15/34 .................. 263 254,958
4.80% , 08/15/34 .................. 199 193,309
RTX Corp.
5.15% , 02/27/33 .................. 808 802,595
6.10% , 03/15/34 .................. 500 526,687
Spirit AeroSystems, Inc.
(b)
9.38% , 11/30/29 .................. 446 479,515
9.75% , 11/15/30 .................. 432 477,929
TransDigm, Inc.
(b)
6.75% , 08/15/28 .................. 587 597,401
6.38% , 03/01/29 .................. 2,719 2,746,247
6.88% , 12/15/30 .................. 115 117,796
7.13% , 12/01/31 .................. 519 535,930
6.63% , 03/01/32 .................. 2,950 3,000,360
6.00% , 01/15/33 .................. 1,287 1,269,976
Triumph Group, Inc., 9.00%, 03/15/28
(b)
.... 798 836,373
31,455,190
Air Freight & Logistics — 0.0%
Clue Opco LLC, 9.50%, 10/15/31
(b)
....... 223 235,367
FedEx Corp.
3.10% , 08/05/29 .................. 414 384,346
2.40% , 05/15/31 .................. 238 203,112
Rand Parent LLC, 8.50%, 02/15/30
(b)
...... 269 278,951
1,101,776
Automobile Components — 0.3%
Aptiv Swiss Holdings Ltd.
4.35% , 03/15/29 .................. 488 473,940
4.65% , 09/13/29 .................. 200 195,074
5.15% , 09/13/34 .................. 1,004 952,193
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.39%), 6.88% ,
12/15/54
(a)
.................... 1,541 1,536,490
Clarios Global LP
(b)
8.50% , 05/15/27 .................. 2,381 2,392,881
6.75% , 05/15/28 .................. 546 556,223
6.75% , 02/15/30 .................. 271 275,252
Dana Financing Luxembourg SARL
8.50% , 07/15/31
(c)
................. EUR 729 832,027
Forvia SE
(c)
7.25% , 06/15/26 .................. 132 141,174
2.75% , 02/15/27 .................. 1,342 1,357,386
3.75% , 06/15/28 .................. 748 767,564
Security
Par (000)
Par (000) Value
Automobile Components (continued)
5.50% , 06/15/31 .................. EUR 1,378 $ 1,450,651
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
USD 133 135,502
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 .................. 352 328,385
5.63% , 04/30/33 .................. 66 59,450
Icahn Enterprises LP
5.25% , 05/15/27 .................. 891 863,594
9.75% , 01/15/29 .................. 235 241,226
4.38% , 02/01/29 .................. 340 293,807
10.00% , 11/15/29
(b)
................ 388 396,072
IHO Verwaltungs GmbH
(c)(j)
8.75% , ( 8.75 % Cash or 9.50 % PIK),
05/15/28
(a)
.................... EUR 1,164 1,273,948
6.75% , ( 6.75 % Cash or 7.50 % PIK),
11/15/29 ..................... 550 587,999
7.00% , ( 7.00 % Cash or 7.75 % PIK),
11/15/31 ..................... 550 589,661
Mahle GmbH
(c)
2.38% , 05/14/28 .................. 1,400 1,321,771
6.50% , 05/02/31 .................. 1,834 1,922,093
Tenneco, Inc., 8.00%, 11/17/28
(b)
........ USD 666 635,728
ZF Europe Finance BV
(c)
2.00% , 02/23/26 .................. EUR 1,700 1,731,818
2.50% , 10/23/27 .................. 2,300 2,266,815
6.13% , 03/13/29 .................. 800 864,154
ZF Finance GmbH
(c)
5.75% , 08/03/26 .................. 1,200 1,276,985
2.00% , 05/06/27 .................. 2,300 2,276,025
2.75% , 05/25/27 .................. 300 300,946
2.25% , 05/03/28 .................. 2,200 2,120,170
30,417,004
Automobiles — 0.2%
Aston Martin Capital Holdings Ltd.
10.00% , 03/31/29
(b)
................ USD 240 238,194
10.38% , 03/31/29
(c)
................ GBP 2,174 2,686,108
Ford Motor Co.
9.63% , 04/22/30 .................. USD 109 126,574
3.25% , 02/12/32 .................. 180 150,625
Hyundai Capital America
(b)
4.88% , 11/01/27 .................. 1,349 1,346,636
5.30% , 06/24/29 .................. 643 646,222
5.80% , 04/01/30 .................. 391 399,714
5.70% , 06/26/30 .................. 510 517,828
6.20% , 09/21/30 .................. 948 988,637
Nissan Motor Acceptance Co. LLC
(b)
2.75% , 03/09/28 .................. 25 22,745
2.45% , 09/15/28 .................. 101 89,221
RCI Banque SA
(a)(c)
(5-Year EUR Swap Annual + 2.85%), 2.63% ,
02/18/30 ..................... EUR 5,800 6,014,345
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50% , 10/09/34 ................ 3,200 3,481,507
16,708,356
Banks — 4.1%
Abanca Corp. Bancaria SA, (5-Year EURIBOR
ICE Swap Rate + 2.45%), 4.63%, 12/11/36
(a) (c)
1,100 1,162,666
ABN AMRO Bank NV
(a)(c)(k)
(5-Year EUR Swap Annual + 4.67%), 4.38% 2,500 2,597,909
(5-Year EUR Swap Annual + 3.90%), 6.38% 900 970,241
AIB Group plc
(a)(c)(k)
(5-Year EURIBOR ICE Swap Rate + 4.39%),
7.13% ....................... 1,087 1,208,473
(5-Year EURIBOR ICE Swap Rate + 3.71%),
6.00% ....................... 3,525 3,678,853

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Al Rajhi Sukuk Ltd., (6-Year USD Constant
Maturity + 1.59%), 6.25%
(a) (c) (k)
........ USD 1,160 $ 1,163,263
Alpha Bank SA
(1-Year EUR Swap Annual + 2.43%), 5.00% ,
05/12/30
(a) (c)
................... EUR 2,671 2,939,308
Alpha Services & Holdings SA
(5-Year EURIBOR ICE Swap Rate + 5.18%),
7.50%
(a) (c) (k)
.................... 1,587 1,742,402
Associated Banc-Corp., (1-day SOFR + 3.03%),
6.46%, 08/29/30
(a)
................ USD 2,800 2,848,493
Banca Monte dei Paschi di Siena SpA, (3-mo.
EURIBOR + 2.05%), 4.75%, 03/15/29
(a) (c)
.. EUR 800 864,507
Banco Bilbao Vizcaya Argentaria SA
(a)(k)
(5-Year EURIBOR ICE Swap Rate + 5.54%),
8.38%
(c)
...................... 1,400 1,607,452
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity at 0.00% Floor +
5.10%), 9.38% ................. USD 1,000 1,090,611
(5-Year EUR Swap Annual + 4.27%),
6.88%
(c)
...................... EUR 3,200 3,510,562
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.25%), 7.75% USD 7,200 7,199,715
Banco BPM SpA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 4.55%),
7.25%
(k)
...................... EUR 2,200 2,451,043
(5-Year EUR Swap Annual + 3.17%), 2.88% ,
06/29/31 ..................... 2,220 2,281,707
(5-Year EUR Swap Annual + 3.40%), 3.38% ,
01/19/32 ..................... 1,748 1,809,814
Banco de Credito e Inversiones SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.94%), 8.75%
(a) (b) (k)
........ USD 337 352,671
Banco de Credito Social Cooperativo SA,
(1-Year EURIBOR ICE Swap Rate + 4.27%),
7.50%, 09/14/29
(a) (c)
............... EUR 1,900 2,251,660
Banco de Sabadell SA
(a)(c)(k)
(5-Year EUR Swap Annual + 6.20%), 5.75% 3,800 4,016,590
(5-Year EUR Swap Annual + 5.17%), 5.00% 2,600 2,691,576
Banco Espirito Santo SA
(c)(e)(l)
2.63% , 05/08/17 .................. 800 232,377
4.75% , 01/15/22 .................. 1,500 435,708
4.00% , 01/21/25 .................. 5,400 1,568,549
Banco Mercantil del Norte SA
(a)(b)(k)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.64%), 5.88% USD 764 729,620
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.07%), 8.38% 708 700,566
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
732 576,395
Banco Santander SA
(a)(k)
(5-Year EUR Swap Annual + 4.53%),
4.38%
(c)
...................... EUR 6,600 6,830,948
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.31%), 9.63% USD 1,200 1,322,599
(5-Year EUR Swap Annual + 4.43%),
7.00%
(c)
...................... EUR 1,200 1,329,096
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.30%), 9.63% USD 2,800 3,221,717
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.91%), 8.00% 3,800 3,975,321
Bancolombia SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.32%), 8.63%, 12/24/34
(a)
........... 571 596,695
Bangkok Bank PCL, 5.30%, 09/21/28
(b)
..... 606 610,860
Bank Leumi Le-Israel BM, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.63%), 3.28%, 01/29/31
(a) (b) (c)
......... 1,018 985,729
Security
Par (000)
Par (000) Value
Banks (continued)
Bank of America Corp.
(a)
(3-mo. CME Term SOFR + 1.32%), 3.56% ,
04/23/27 ..................... USD 3,525 $ 3,473,228
(1-day SOFR + 1.05%), 2.55% , 02/04/28 . 703 672,889
(3-mo. CME Term SOFR + 1.77%), 3.71% ,
04/24/28 ..................... 13,129 12,811,655
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28 ..................... 6,526 6,334,178
(1-day SOFR + 2.04%), 4.95% , 07/22/28 . 2,867 2,875,952
(3-mo. CME Term SOFR + 1.30%), 3.42% ,
12/20/28 ..................... 3,491 3,352,004
(1-day SOFR + 1.06%), 2.09% , 06/14/29 . 2,089 1,905,840
(3-mo. CME Term SOFR + 1.47%), 3.97% ,
02/07/30 ..................... 2,314 2,226,674
(1-day SOFR + 1.65%), 5.47% , 01/23/35 . 1,612 1,615,858
(1-day SOFR + 1.74%), 5.52% , 10/25/35 . 3,352 3,278,641
(1-day SOFR + 1.31%), 5.51% , 01/24/36 . 2,045 2,056,336
Bank of Cyprus PCL
(a)(c)
(1-Year EUR Swap Annual + 2.79%), 2.50% ,
06/24/27 ..................... EUR 525 538,148
(3-mo. EURIBOR + 1.97%), 5.00% ,
05/02/29 ..................... 1,611 1,737,166
Bank of Ireland Group plc, (5-Year EUR Swap
Annual + 6.43%), 6.00%
(a) (c) (k)
......... 2,700 2,836,093
Bankinter SA
(a)(c)(k)
(5-Year EUR Swap Annual + 6.71%), 6.25% 2,000 2,124,861
(5-Year EURIBOR ICE Swap Rate + 4.71%),
7.38% ....................... 3,400 3,763,187
Barclays Bank plc, Series MSFT, 1.00%,
02/16/29
(m)
.................... USD 347 346,683
Barclays plc
(a)(k)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.58%), 7.13% .... GBP 2,652 3,300,381
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.87%), 6.13% USD 5,325 5,337,567
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.02%), 6.38%
(c)
... GBP 1,026 1,275,038
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.96%), 8.88%
(c)
... 2,300 3,001,488
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.41%), 4.38% USD 1,156 1,056,364
(BPSWS5 + 5.64%), 9.25% .......... GBP 1,834 2,431,110
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.43%), 8.00% USD 2,650 2,761,613
(USISSO05 + 5.78%), 9.63% ......... 4,465 4,970,916
BBVA Bancomer SA, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 5.13%, 01/18/33
(a) (c)
.......... 558 518,940
BNP Paribas SA
(a)
(1-day SOFR + 1.00%), 1.32% , 01/13/27
(b)
896 867,043
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.90%),
7.75%
(b) (k)
..................... 6,686 6,915,323
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.90%),
7.75%
(c) (k)
..................... 1,400 1,448,019
(5-Year EUR Swap Annual + 4.65%),
6.88%
(c) (k)
..................... EUR 5,200 5,787,792
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.94%),
4.50%
(b) (k)
..................... USD 2,300 2,004,184
BPER Banca SpA, (5-Year EURIBOR ICE Swap
Rate + 4.35%), 6.50%
(a) (c) (k)
.......... EUR 2,825 3,044,657
CaixaBank SA
(a)(c)(k)
(5-Year EUR Swap Annual + 4.50%), 5.25% 3,200 3,356,143
(5-Year EUR Swap Annual + 6.35%), 5.88% 1,200 1,288,451

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year EURIBOR ICE Swap Rate + 5.30%),
7.50% ....................... EUR 4,800 $ 5,471,248
(5-Year EURIBOR ICE Swap Rate + 3.94%),
6.25% ....................... 1,600 1,702,772
Citigroup, Inc.
(1-day SOFR + 1.28%), 3.07% , 02/24/28
(a)
USD 137 132,251
Series AA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.21%),
7.63%
(a) (k)
..................... 24 25,141
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13%
(a) (k)
..................... 952 976,921
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75%
(a) (k)
..................... 1,556 1,566,971
(1-day SOFR + 1.34%), 4.54% , 09/19/30
(a)
1,640 1,599,475
(1-day SOFR + 1.42%), 2.98% , 11/05/30
(a)
425 386,124
(1-day SOFR + 1.15%), 2.67% , 01/29/31
(a)
1,508 1,341,046
(1-day SOFR + 3.91%), 4.41% , 03/31/31
(a)
281 271,212
(1-day SOFR + 2.11%), 2.57% , 06/03/31
(a)
405 355,812
(1-day SOFR + 1.17%), 2.56% , 05/01/32
(a)
665 567,659
5.88% , 02/22/33 .................. 1,705 1,748,248
(1-day SOFR + 1.94%), 3.79% , 03/17/33
(a)
375 338,416
(1-day SOFR + 2.09%), 4.91% , 05/24/33
(a)
269 260,406
(1-day SOFR + 2.66%), 6.17% , 05/25/34
(a)
2,301 2,345,062
Series DD , (10-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.76%), 7.00%
(a) (k)
............... 235 244,871
(1-day SOFR + 1.83%), 6.02% , 01/24/36
(a)
1,820 1,827,185
Commerzbank AG
(a)(c)(k)
(5-Year EUR Swap Annual + 6.36%), 6.13% EUR 7,000 7,356,203
(5-Year EUR Swap Annual + 4.39%), 4.25% 2,400 2,424,404
(5-Year EUR Swap Annual + 6.74%), 6.50% 3,800 4,158,345
(5-Year EURIBOR ICE Swap Rate + 5.13%),
7.88% ....................... 2,600 3,014,576
Cooperatieve Rabobank UA
(a)(c)(k)
(5-Year EUR Swap Annual + 4.10%), 4.63% 2,200 2,294,810
(5-Year EUR Swap Annual + 4.68%), 4.38% 1,600 1,656,129
(5-Year EUR Swap Annual + 3.72%), 4.88% 1,200 1,235,543
Credit Agricole SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.24%), 4.75%
(a) (b) (k)
............... USD 13,530 12,408,517
DNB Bank ASA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.72%), 7.38%
(a) (c) (k)
............... 2,792 2,847,840
Eurobank Ergasias Services & Holdings SA,
(5-Year EURIBOR ICE Swap Rate + 2.00%),
4.25%, 04/30/35
(a) (c)
............... EUR 1,175 1,216,492
Eurobank SA
(a)(c)
(1-Year EUR Swap Annual + 1.80%), 4.00% ,
09/24/30 ..................... 1,125 1,191,075
(5-Year EURIBOR ICE Swap Rate + 2.17%),
4.88% , 04/30/31 ................ 925 1,019,419
FNB Corp., (SOFR Index + 1.93%), 5.72%,
12/11/30
(a)
..................... USD 1,766 1,753,940
HSBC Holdings plc
(a)
(5-Year GBP Swap + 4.28%), 5.88%
(k)
... GBP 1,147 1,411,704
(5-Year USD Swap Rate + 3.75%), 6.00%
(k)
USD 2,600 2,584,810
(5-Year USD Swap Rate + 3.61%), 6.50%
(k)
800 798,512
(1-day SOFR + 3.35%), 7.39% , 11/03/28 . 200 211,803
(5-Year EUR Swap Annual + 3.84%),
4.75%
(c) (k)
..................... EUR 6,992 7,173,886
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.65%), 4.60%
(k)
USD 8,270 7,349,940
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.25%), 4.70%
(k)
2,257 2,011,870
Security
Par (000)
Par (000) Value
Banks (continued)
ING Groep NV
(a)(k)
(5-Year USD Swap Semi + 4.45%), 6.50% USD 1,710 $ 1,712,028
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.34%), 5.75% 249 247,942
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.86%), 3.88% 10,355 9,540,858
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.71%), 7.50%
(c)
932 957,071
(USISSO05 + 4.36%), 8.00%
(c)
........ 7,000 7,354,550
(USISSO05 + 4.08%), 7.25%
(c)
........ 3,861 3,906,992
Intesa Sanpaolo SpA
5.71% , 01/15/26
(b)
................. 1,289 1,290,992
(5-Year EUR Swap Annual + 5.85%),
5.50%
(a) (c) (k)
.................... EUR 4,832 5,094,274
(5-Year EURIBOR ICE Swap Rate + 6.26%),
9.13%
(a) (c) (k)
.................... 6,902 8,351,639
5.15% , 06/10/30
(c)
................. GBP 1,241 1,490,539
(5-Year EUR Swap Annual + 6.09%),
5.88%
(a) (c) (k)
.................... EUR 930 993,725
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20% ,
06/01/32
(a) (b)
................... USD 489 433,969
8.51% , 09/20/32
(c)
................. GBP 1,432 2,023,215
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95% ,
06/01/42
(a) (b)
................... USD 362 286,578
JPMorgan Chase & Co.
(a)
(1-day SOFR + 1.89%), 2.18% , 06/01/28 . 1,181 1,113,581
(1-day SOFR + 0.80%), 4.92% , 01/24/29 . 1,300 1,301,420
(3-mo. CME Term SOFR + 1.38%), 4.01% ,
04/23/29 ..................... 784 764,214
(3-mo. CME Term SOFR + 1.52%), 4.20% ,
07/23/29 ..................... 312 305,107
(1-day SOFR + 1.45%), 5.30% , 07/24/29 . 4,932 4,995,569
Series OO , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.15%),
6.50%
(k)
...................... 1,362 1,377,103
(1-day SOFR + 1.16%), 5.58% , 04/22/30 . 5,449 5,564,339
(1-day SOFR + 1.13%), 5.00% , 07/22/30 . 3,986 3,982,097
(1-day SOFR + 1.04%), 4.60% , 10/22/30 . 1,313 1,289,881
(1-day SOFR + 1.46%), 5.29% , 07/22/35 . 2,827 2,803,655
(1-day SOFR + 1.34%), 4.95% , 10/22/35 . 2,290 2,209,465
(1-day SOFR + 1.32%), 5.50% , 01/24/36 . 905 910,372
KBC Group NV
(a)(c)(k)
(5-Year EURIBOR ICE Swap Rate + 4.93%),
8.00% ....................... EUR 4,800 5,502,370
(5-Year EURIBOR ICE Swap Rate + 3.99%),
6.25% ....................... 1,600 1,722,084
KeyBank NA
3.40% , 05/20/26 .................. USD 590 578,663
3.90% , 04/13/29 .................. 344 325,677
4.90% , 08/08/32 .................. 1,130 1,073,546
KeyCorp
(a)
(SOFR Index + 2.06%), 4.79% , 06/01/33 . 1,014 963,407
(SOFR Index + 2.42%), 6.40% , 03/06/35 . 5,314 5,561,655
Lloyds Banking Group plc
(a)(k)
(5-Year EURIBOR ICE Swap Rate + 5.29%),
4.95%
(c)
...................... EUR 6,567 6,837,233
(5-Year USD Swap Rate + 4.50%), 7.50% . USD 2,450 2,474,138
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.82%), 6.75% 4,515 4,553,888
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.88%), 8.50% .... GBP 3,121 4,042,492
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%), 6.75% USD 3,489 3,358,370

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
M&T Bank Corp.
(a)
(1-day SOFR + 2.80%), 7.41% , 10/30/29 . USD 786 $ 844,508
(1-day SOFR + 1.85%), 5.05% , 01/27/34 . 542 520,910
(1-day SOFR + 1.61%), 5.39% , 01/16/36 . 3,065 2,988,358
Mitsubishi UFJ Financial Group, Inc., Series
8NC7, (1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.53%), 5.48%,
02/22/31
(a)
..................... 467 474,869
Morgan Stanley Bank NA, (1-day SOFR +
0.93%), 4.97%, 07/14/28
(a)
........... 472 473,385
National Australia Bank Ltd., (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.30%), 5.90%, 01/14/36
(a) (b)
... 3,121 3,123,362
National Bank of Greece SA, (5-Year
EURIBOR ICE Swap Rate + 3.15%), 5.88%,
06/28/35
(a) (c)
.................... EUR 2,632 2,924,538
NatWest Group plc
(a)(k)
(5-Year USD Swap Semi + 5.72%), 8.00% USD 1,200 1,214,033
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.63%), 6.00% 2,000 1,997,494
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.99%), 5.13% .... GBP 1,500 1,797,247
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.75%), 8.13% USD 3,249 3,453,265
Nordea Bank Abp, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.66%), 6.30%
(a) (b) (k)
............... 206 198,171
PNC Financial Services Group, Inc. (The)
(a)
(1-day SOFR + 1.20%), 5.49% , 05/14/30 . 982 998,870
(1-day SOFR + 1.26%), 4.81% , 10/21/32 . 600 585,823
(SOFR Index + 2.14%), 6.04% , 10/28/33 . 180 187,118
(1-day SOFR + 1.93%), 5.07% , 01/24/34 . 250 244,626
(1-day SOFR + 1.95%), 5.94% , 08/18/34 . 200 206,399
(1-day SOFR + 2.28%), 6.88% , 10/20/34 . 178 195,035
(1-day SOFR + 1.90%), 5.68% , 01/22/35 . 190 193,004
(1-day SOFR + 1.60%), 5.40% , 07/23/35 . 1,952 1,939,948
(1-day SOFR + 1.39%), 5.58% , 01/29/36 . 1,180 1,185,854
Santander UK Group Holdings plc, (SOFR
Index + 1.52%), 5.69%, 04/15/31
(a)
...... 534 539,494
Societe Generale SA
(a)(b)(k)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.39%), 9.38% 5,230 5,491,782
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.79%), 8.13% 5,930 5,911,817
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.51%), 5.38% 860 756,357
Standard Chartered plc, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.14%), 4.30%
(a) (b) (k)
............... 5,675 5,093,331
Sumitomo Mitsui Financial Group, Inc.
5.52% , 01/13/28 .................. 224 228,193
3.04% , 07/16/29 .................. 330 303,732
Toronto-Dominion Bank (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.98%), 7.25%, 07/31/84
(a)
.... 436 440,769
Unicaja Banco SA, (5-Year EUR Swap Annual +
5.02%), 4.88%
(a) (c) (k)
............... EUR 1,400 1,429,764
UniCredit SpA
(a)
(5-Year EURIBOR ICE Swap Rate + 4.21%),
6.50%
(c) (k)
..................... 2,300 2,505,321
(5-Year USD Swap Rate + 4.91%), 7.30% ,
04/02/34
(b)
.................... USD 1,779 1,864,400
US Bancorp
(a)
(1-day SOFR + 1.66%), 4.55% , 07/22/28 . 282 280,282
(1-day SOFR + 2.09%), 5.85% , 10/21/33 . 1,051 1,080,503
(1-day SOFR + 1.60%), 4.84% , 02/01/34 . 1,319 1,265,797
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 2.26%), 5.84% , 06/12/34 . USD 2,313 $ 2,364,074
(1-day SOFR + 1.86%), 5.68% , 01/23/35 . 725 732,111
Virgin Money UK plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 6.36%),
8.25%
(a) (c) (k)
.................... GBP 2,094 2,690,609
Wells Fargo & Co.
(a)
(3-mo. CME Term SOFR + 1.57%), 3.58% ,
05/22/28 ..................... USD 1,019 989,989
(1-day SOFR + 1.74%), 5.57% , 07/25/29 . 1,907 1,942,933
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.77%), 6.85%
(k)
455 467,214
(1-day SOFR + 1.50%), 5.20% , 01/23/30 . 3,771 3,793,470
(1-day SOFR + 1.11%), 5.24% , 01/24/31 . 975 979,957
(1-day SOFR + 1.99%), 5.56% , 07/25/34 . 1,999 2,005,307
(1-day SOFR + 2.06%), 6.49% , 10/23/34 . 117 124,729
(1-day SOFR + 1.78%), 5.50% , 01/23/35 . 936 935,735
435,409,941
Beverages — 0.0%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 . 157 148,446
Anheuser-Busch InBev Finance, Inc., 4.70%,
02/01/36 ...................... 156 147,501
Anheuser-Busch InBev Worldwide, Inc.
6.63% , 08/15/33 .................. 140 153,873
5.00% , 06/15/34 .................. 304 299,755
5.88% , 06/15/35 .................. 142 149,249
898,824
Biotechnology — 0.1%
AbbVie, Inc., 3.20%, 11/21/29 .......... 1,206 1,124,111
Amgen, Inc.
4.20% , 03/01/33 .................. 540 501,617
5.25% , 03/02/33 .................. 1,627 1,621,433
Cidron Aida Finco SARL
(c)
5.00% , 04/01/28 .................. EUR 1,471 1,491,581
6.25% , 04/01/28 .................. GBP 1,336 1,577,772
Gilead Sciences, Inc., 5.25%, 10/15/33 .... USD 447 449,499
Grifols SA
(c)
2.25% , 11/15/27 .................. EUR 290 284,412
7.13% , 05/01/30 .................. 2,064 2,209,038
9,259,463
Broadline Retail — 0.0%
Alibaba Group Holding Ltd., 2.13%, 02/09/31 . USD 216 183,246
ANGI Group LLC, 3.88%, 08/15/28
(b)
...... 646 581,575
B&M European Value Retail SA
(c)
4.00% , 11/15/28 .................. GBP 300 345,398
6.50% , 11/27/31 .................. 2,639 3,215,359
Match Group Holdings II LLC
(b)
5.63% , 02/15/29 .................. USD 250 247,354
3.63% , 10/01/31 .................. 162 139,003
Rakuten Group, Inc.
(b)
11.25% , 02/15/27 ................. 353 385,836
9.75% , 04/15/29 .................. 598 653,133
5,750,904
Building Products — 0.2%
Advanced Drainage Systems, Inc., 6.38%,
06/15/30
(b)
..................... 107 107,995
Builders FirstSource, Inc., 6.38%, 03/01/34
(b)
. 306 307,772
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
..................... 363 356,543
Carrier Global Corp., 5.90%, 03/15/34 ..... 228 236,064
EMRLD Borrower LP
6.38% , 12/15/30
(c)
................. EUR 2,507 2,725,830
6.63% , 12/15/30
(b)
................. USD 2,989 3,023,317
6.75% , 07/15/31
(b)
................. 649 659,923
HT Troplast GmbH, 9.38%, 07/15/28
(c)
..... EUR 1,459 1,599,537

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
JELD-WEN, Inc., 7.00%, 09/01/32
(b)
...... USD 492 $ 468,938
New Enterprise Stone & Lime Co., Inc.
(b)
5.25% , 07/15/28 .................. 214 208,913
9.75% , 07/15/28 .................. 399 407,887
PCF GmbH, 4.75%, 04/15/29
(c)
......... EUR 4,065 3,470,318
Quikrete Holdings, Inc.
(b)
6.38% , 03/01/32 .................. USD 1,501 1,504,737
6.75% , 03/01/33 .................. 438 439,095
Smyrna Ready Mix Concrete LLC
(b)
6.00% , 11/01/28 .................. 613 607,721
8.88% , 11/15/31 .................. 971 1,035,135
Standard Building Solutions, Inc., 6.50%,
08/15/32
(b)
..................... 674 680,688
Standard Industries, Inc.
(b)
4.75% , 01/15/28 .................. 194 188,744
4.38% , 07/15/30 .................. 142 131,879
3.38% , 01/15/31 .................. 396 346,656
Summit Materials LLC, 7.25%, 01/15/31
(b)
... 479 516,721
Wilsonart LLC, 11.00%, 08/15/32
(b)
....... 327 327,052
19,351,465
Capital Markets — 1.5%
Abu Dhabi Developmental Holding Co. PJSC
(b)
5.38% , 05/08/29 .................. 1,116 1,132,182
5.25% , 10/02/54 .................. 818 748,726
Apollo Debt Solutions BDC
(b)
6.90% , 04/13/29 .................. 476 495,406
6.70% , 07/29/31 .................. 1,365 1,411,101
6.55% , 03/15/32 .................. 1,250 1,271,272
Ares Strategic Income Fund
(b)
5.70% , 03/15/28 .................. 4,945 4,950,166
5.60% , 02/15/30 .................. 345 340,779
6.20% , 03/21/32 .................. 1,851 1,852,136
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30 ...................... 1,050 1,041,330
Blackstone Private Credit Fund
3.25% , 03/15/27 .................. 1,655 1,586,126
6.25% , 01/25/31
(b)
................. 162 164,757
6.00% , 11/22/34
(b)
................. 760 739,158
Blue Owl Capital Corp., 5.95%, 03/15/29 ... 3,471 3,492,482
Blue Owl Capital Corp. II, 8.45%, 11/15/26 .. 293 306,618
Blue Owl Credit Income Corp.
7.75% , 09/16/27 .................. 309 324,130
6.60% , 09/15/29
(b)
................. 243 248,338
5.80% , 03/15/30
(b)
................. 390 385,561
6.65% , 03/15/31 .................. 322 329,782
Blue Owl Technology Finance Corp. II, 6.75%,
04/04/29 ...................... 108 109,619
Brookfield Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30%, 01/15/55
(a)
........... 2,206 2,118,039
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................ 363 351,341
Credit Suisse USA LLC, 7.13%, 07/15/32 ... 80 89,128
Deutsche Bank AG
(USISOA05 at 0.00% Floor + 4.36%),
4.79%
(a) (c) (k)
.................... 2,400 2,379,000
Series 2020 , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.52%), 6.00%
(a) (k)
............... 9,600 9,533,053
(5-Year EURIBOR ICE Swap Rate + 4.55%),
4.50%
(a) (c) (k)
.................... EUR 3,200 3,228,389
(5-Year EURIBOR ICE Swap Rate + 4.75%),
4.63%
(a) (c) (k)
.................... 1,200 1,188,860
(5-Year EURIBOR ICE Swap Rate + 6.94%),
10.00%
(a) (c) (k)
................... 5,000 5,789,112
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 1.59%), 5.71% , 02/08/28
(a)
USD 1,696 $ 1,716,884
(5-Year EURIBOR ICE Swap Rate + 5.69%),
6.75%
(a) (c) (k)
.................... EUR 2,400 2,550,684
(1-day SOFR + 1.21%), 5.37% , 01/10/29
(a)
USD 1,972 1,977,392
(1-day SOFR + 3.18%), 6.72% , 01/18/29
(a)
637 663,558
5.41% , 05/10/29 .................. 2,576 2,617,068
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13%
(a) (c) (k)
.................... EUR 2,400 2,666,334
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38%
(a) (c) (k)
.................... 3,400 3,663,837
Focus Financial Partners LLC, 6.75%,
09/15/31
(b)
..................... USD 495 497,622
Goldman Sachs Group, Inc. (The)
(3-mo. CME Term SOFR + 1.42%), 3.81% ,
04/23/29
(a)
.................... 313 302,538
(1-day SOFR + 1.77%), 6.48% , 10/24/29
(a)
5,299 5,563,815
2.60% , 02/07/30 .................. 2,180 1,945,896
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.46%),
6.85%
(a) (k)
..................... 1,054 1,063,633
(1-day SOFR + 1.27%), 5.73% , 04/25/30
(a)
3,013 3,078,689
(1-day SOFR + 1.08%), 5.21% , 01/28/31
(a)
3,322 3,328,895
(1-day SOFR + 1.28%), 2.62% , 04/22/32
(a)
402 345,136
(1-day SOFR + 1.25%), 2.38% , 07/21/32
(a)
431 363,325
(1-day SOFR + 1.26%), 2.65% , 10/21/32
(a)
575 489,267
Series Y , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13%
(a) (k)
..................... 912 890,806
(1-day SOFR + 1.55%), 5.85% , 04/25/35
(a)
744 760,461
(1-day SOFR + 1.42%), 5.02% , 10/23/35
(a)
1,330 1,277,785
(1-day SOFR + 1.38%), 5.54% , 01/28/36
(a)
2,078 2,076,358
HAT Holdings I LLC
(b)
3.38% , 06/15/26 .................. 204 197,648
8.00% , 06/15/27 .................. 381 396,081
HPS Corporate Lending Fund, 6.75%,
01/30/29
(b)
..................... 284 292,850
Intercontinental Exchange, Inc.
3.63% , 09/01/28 .................. 600 578,085
1.85% , 09/15/32 .................. 449 356,746
4.60% , 03/15/33 .................. 384 368,958
JPMorgan Chase Financial Co. LLC, 0.50%,
06/15/27
(m)
.................... 387 408,285
Julius Baer Group Ltd.
(a)(c)(k)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.62%), 4.88% 787 763,448
(5-Year EUR Swap Annual + 3.85%), 6.63% EUR 803 862,189
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
.. USD 666 622,424
Morgan Stanley
(a)
(1-day SOFR + 1.01%), 5.65% , 04/13/28 . 3,668 3,730,384
3.59% , 07/22/28 .................. 1,430 1,384,445
(3-mo. CME Term SOFR + 1.40%), 3.77% ,
01/24/29 ..................... 250 242,215
(1-day SOFR + 1.59%), 5.16% , 04/20/29 . 5,644 5,676,580
(3-mo. CME Term SOFR + 1.89%), 4.43% ,
01/23/30 ..................... 1,042 1,019,322
(1-day SOFR + 1.26%), 5.66% , 04/18/30 . 1,993 2,034,952
(1-day SOFR + 1.22%), 5.04% , 07/19/30 . 4,419 4,411,968
(1-day SOFR + 1.10%), 4.65% , 10/18/30 . 6,313 6,199,526
(1-day SOFR + 1.11%), 5.23% , 01/15/31 . 1,745 1,753,140
(1-day SOFR + 1.14%), 2.70% , 01/22/31 . 227 202,912
(1-day SOFR + 1.42%), 5.59% , 01/18/36 . 1,505 1,518,101
(1-day SOFR + 1.36%), 2.48% , 09/16/36 . 570 468,510
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 5.94% ,
02/07/39 ..................... 127 127,904
Nasdaq, Inc., 5.55%, 02/15/34 .......... 335 338,945

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
S&P Global, Inc.
2.50% , 12/01/29 .................. USD 297 $ 267,681
1.25% , 08/15/30 .................. 160 132,822
5.25% , 09/15/33 .................. 301 303,336
Sixth Street Lending Partners, 6.13%,
07/15/30
(b)
..................... 1,101 1,107,319
State Street Corp.
(a)
(1-day SOFR + 2.60%), 2.90% , 03/30/26 . 40 39,879
Series I , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.61%),
6.70%
(k)
...................... 223 227,370
UBS AG
(1-day SOFR + 0.72%), 4.86% , 01/10/28
(a)
1,170 1,173,804
7.50% , 02/15/28 .................. 674 723,896
UBS Group AG
(a)
(5-Year USD Swap Semi + 4.59%),
6.88%
(c) (k)
..................... 3,638 3,660,738
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.10%),
3.88%
(b) (k)
..................... 2,800 2,719,952
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.86%),
5.13%
(c) (k)
..................... 2,050 2,026,937
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 5.71% ,
01/12/27
(b)
.................... 804 810,268
(1-day SOFR + 3.70%), 6.44% , 08/11/28
(b)
2,930 3,027,623
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.75%),
9.25%
(b) (k)
..................... 1,659 1,808,987
3.87% , 01/12/29
(b)
................. 1,000 969,151
(USISSO05 + 3.63%), 6.85%
(b) (k)
....... 4,800 4,810,733
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.31%),
4.38%
(b) (k)
..................... 9,630 8,410,811
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.31%),
4.38%
(c) (k)
..................... 3,145 2,746,833
(USISSO05 + 4.16%), 7.75%
(b) (k)
....... 1,744 1,827,733
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.76%),
9.25%
(b) (k)
..................... 6,721 7,762,836
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.76%),
9.25%
(c) (k)
..................... 2,100 2,425,525
164,386,426
Chemicals — 0.4%
Avient Corp., 6.25%, 11/01/31
(b)
......... 164 163,676
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(b)
................ 282 293,684
Axalta Coating Systems LLC, 3.38%, 02/15/29
(b)
150 137,871
Celanese US Holdings LLC, 6.95%, 11/15/33
(d)
759 794,292
Chemours Co. (The)
5.38% , 05/15/27 .................. 464 454,646
5.75% , 11/15/28
(b)
................. 330 313,084
4.63% , 11/15/29
(b)
................. 85 75,470
8.00% , 01/15/33
(b)
................. 299 296,523
DuPont de Nemours, Inc., 4.73%, 11/15/28 .. 3,705 3,704,488
Eastman Chemical Co.
5.75% , 03/08/33 .................. 15 15,285
5.63% , 02/20/34 .................. 235 235,633
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 923 880,979
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
..................... EUR 2,435 2,555,675
Herens Holdco SARL, 4.75%, 05/15/28
(b)
... USD 1,177 1,080,942
Security
Par (000)
Par (000) Value
Chemicals (continued)
Herens Midco SARL, 5.25%, 05/15/29
(c)
.... EUR 1,806 $ 1,573,777
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... USD 506 510,505
INEOS Finance plc
(c)
6.38% , 04/15/29 .................. EUR 1,996 2,151,025
5.63% , 08/15/30 .................. 756 794,862
INEOS Quattro Finance 2 plc
(c)
8.50% , 03/15/29 .................. 2,467 2,722,419
6.75% , 04/15/30 .................. 1,376 1,468,502
INEOS Styrolution Ludwigshafen GmbH, 2.25%,
01/16/27
(c)
..................... 280 282,789
Ingevity Corp., 3.88%, 11/01/28
(b)
........ USD 204 189,162
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(b)
.. 535 393,920
Kronos International, Inc.
9.50% , 03/15/29
(c)
................. EUR 1,996 2,257,009
Lune Holdings SARL, 5.63%, 11/15/28
(c)
.... 1,973 1,437,051
LYB International Finance III LLC, 5.63%,
05/15/33 ...................... USD 268 271,202
Mativ Holdings, Inc., 8.00%, 10/01/29
(b)
.... 160 152,444
Methanex US Operations, Inc., 6.25%,
03/15/32
(b)
..................... 232 231,553
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
498 482,049
Monitchem HoldCo 3 SA, 8.75%, 05/01/28
(c)
. EUR 512 541,355
Nobian Finance BV, 3.63%, 07/15/26
(c)
..... 1,127 1,163,304
Nutrien Ltd.
4.00% , 12/15/26 .................. USD 355 350,231
4.90% , 03/27/28 .................. 310 310,909
4.20% , 04/01/29 .................. 132 128,468
Olympus Water US Holding Corp.
9.63% , 11/15/28
(c)
................. EUR 2,944 3,250,988
9.75% , 11/15/28
(b)
................. USD 1,061 1,123,300
5.38% , 10/01/29
(c)
................. EUR 1,172 1,181,205
6.25% , 10/01/29
(b)
................. USD 200 192,288
7.25% , 06/15/31
(b)
................. 958 975,364
Sasol Financing USA LLC, 6.50%, 09/27/28 .. 941 903,821
SCIL IV LLC
(c)
(3-mo. EURIBOR at 4.38% Floor + 4.38%),
7.43% , 11/01/26
(a)
............... EUR 584 607,896
9.50% , 07/15/28 .................. 1,482 1,641,203
Scotts Miracle-Gro Co. (The)
4.50% , 10/15/29 .................. USD 64 60,107
4.00% , 04/01/31 .................. 355 314,984
4.38% , 02/01/32 .................. 79 70,538
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
..................... 817 772,331
Synthomer plc, 7.38%, 05/02/29
(c)
........ EUR 1,660 1,793,301
WR Grace Holdings LLC
(b)
5.63% , 08/15/29 .................. USD 1,755 1,640,200
7.38% , 03/01/31 .................. 484 499,324
43,441,634
Commercial Services & Supplies — 0.4%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
. 373 347,053
Allied Universal Holdco LLC
4.63% , 06/01/28
(b)
................. 1,961 1,870,823
4.88% , 06/01/28
(c)
................. GBP 2,467 2,871,893
6.00% , 06/01/29
(b)
................. USD 1,400 1,295,368
7.88% , 02/15/31
(b)
................. 2,657 2,724,203
Amber Finco plc, 6.63%, 07/15/29
(c)
....... EUR 2,525 2,770,053
Ambipar Lux SARL, 10.88%, 02/05/33
(b)
.... USD 285 287,539
APCOA Group GmbH, (3-mo. EURIBOR at
0.00% Floor + 4.13%), 6.91%, 04/15/31
(a) (c)
. EUR 1,161 1,216,774
APi Group DE, Inc.
(b)
4.13% , 07/15/29 .................. USD 234 217,307
4.75% , 10/15/29 .................. 141 133,775
Aramark Services, Inc., 5.00%, 02/01/28
(b)
... 248 243,101

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Brink's Co. (The)
(b)
6.50% , 06/15/29 .................. USD 173 $ 176,346
6.75% , 06/15/32 .................. 480 489,862
Cimpress plc, 7.38%, 09/15/32
(b)
......... 296 293,957
Clean Harbors, Inc., 6.38%, 02/01/31
(b)
..... 188 190,707
Deluxe Corp., 8.13%, 09/15/29
(b)
........ 133 136,792
Garda World Security Corp.
(b)
4.63% , 02/15/27 .................. 302 296,025
7.75% , 02/15/28 .................. 610 632,647
6.00% , 06/01/29 .................. 172 165,674
8.25% , 08/01/32 .................. 435 447,443
8.38% , 11/15/32 .................. 1,465 1,512,623
GFL Environmental, Inc.
(b)
4.00% , 08/01/28 .................. 100 95,207
3.50% , 09/01/28 .................. 208 196,069
4.75% , 06/15/29 .................. 48 46,238
4.38% , 08/15/29 .................. 550 519,847
6.75% , 01/15/31 .................. 254 263,501
Intrum AB
(c)(e)(l)
3.00% , 09/15/27 .................. EUR 4,115 3,175,486
9.25% , 03/15/28 .................. 1,224 952,651
Madison IAQ LLC, 5.88%, 06/30/29
(b)
...... USD 810 780,776
Paprec Holding SA
(c)
6.50% , 11/17/27 .................. EUR 515 562,235
7.25% , 11/17/29 .................. 1,369 1,505,413
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(b)
..................... USD 320 319,636
Q-Park Holding I BV
(c)
2.00% , 03/01/27 .................. EUR 696 705,761
5.13% , 03/01/29 .................. 681 730,542
5.13% , 02/15/30 .................. 1,884 2,017,005
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(b)
..................... USD 428 427,010
Republic Services, Inc., 4.88%, 04/01/29 ... 1,803 1,805,525
Reworld Holding Corp.
4.88% , 12/01/29
(b)
................. 313 291,486
5.00% , 09/01/30 .................. 153 142,103
RR Donnelley & Sons Co., 9.50%, 08/01/29
(b)
. 629 647,764
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(c)
................ EUR 1,823 1,892,599
Techem Verwaltungsgesellschaft 675 mbH
5.38% , 07/15/29
(c)
................. 2,275 2,424,138
Verisure Holding AB
(c)
9.25% , 10/15/27 .................. 1,305 1,421,464
7.13% , 02/01/28 .................. 1,173 1,220,329
Veritiv Operating Co., 10.50%, 11/30/30
(b)
... USD 177 192,361
Waste Pro USA, Inc., 7.00%, 02/01/33
(b)
.... 1,117 1,129,431
Williams Scotsman, Inc.
(b)
6.63% , 06/15/29 .................. 44 45,082
7.38% , 10/01/31 .................. 255 266,638
Wrangler Holdco Corp., 6.63%, 04/01/32
(b)
.. 170 173,821
42,270,083
Communications Equipment — 0.0%
CommScope LLC
(b)
4.75% , 09/01/29 .................. 977 869,705
9.50% , 12/15/31 .................. 497 515,523
Motorola Solutions, Inc.
4.60% , 05/23/29 .................. 739 727,841
2.75% , 05/24/31 .................. 2,521 2,194,072
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
.... 174 158,300
4,465,441
Construction & Engineering — 0.1%
Arcosa, Inc.
(b)
4.38% , 04/15/29 .................. 486 459,076
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
6.88% , 08/15/32 .................. USD 32 $ 32,800
ASG Finance DAC, 9.75%, 05/15/29
(b)
..... 649 654,517
Azzurra Aeroporti SpA, 2.63%, 05/30/27
(c)
... EUR 2,242 2,290,936
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
..................... USD 1,621 1,670,332
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c) (e) (f) (l)
............. CNY 6,794 —
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
... USD 318 299,485
Gatwick Airport Finance plc, 4.38%, 04/07/26
(c)
GBP 1,411 1,720,889
Heathrow Finance plc
(c)
5.75% , 03/03/25
(d)
................. 221 273,875
3.88% , 03/01/27
(d)
................. 1,745 2,066,262
4.13% , 09/01/29
(d)
................. 840 947,789
6.63% , 03/01/31 .................. 821 1,017,040
Pike Corp., 8.63%, 01/31/31
(b)
.......... USD 168 179,145
11,612,146
Consumer Finance — 0.5%
Ally Financial, Inc.
(a)
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.87%),
4.70%
(k)
...................... 529 507,226
(1-day SOFR + 2.82%), 6.85% , 01/03/30 . 950 993,225
(SOFR Index + 1.73%), 5.54% , 01/17/31 . 4,418 4,398,444
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 6.65% ,
01/17/40 ..................... 350 346,120
American Express Co.
1.65% , 11/04/26 .................. 2,400 2,282,097
(1-day SOFR + 1.42%), 5.28% , 07/26/35
(a)
1,135 1,122,156
Azorra Finance Ltd., 7.75%, 04/15/30
(b)
.... 176 177,540
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(b)
..................... 128 138,025
Capital One Financial Corp.
(a)
(1-day SOFR + 2.64%), 6.31% , 06/08/29 . 524 543,031
(1-day SOFR + 3.07%), 7.62% , 10/30/31 . 454 502,439
(1-day SOFR + 2.37%), 5.27% , 05/10/33 . 1,270 1,242,522
(1-day SOFR + 2.86%), 6.38% , 06/08/34 . 1,270 1,325,584
(1-day SOFR + 1.99%), 5.88% , 07/26/35 . 382 385,917
(1-day SOFR + 2.04%), 6.18% , 01/30/36 . 890 893,890
Encore Capital Group, Inc., 4.25%, 06/01/28
(c)
GBP 155 179,548
Ford Motor Credit Co. LLC
3.38% , 11/13/25 .................. USD 1,456 1,436,695
7.35% , 11/04/27 .................. 364 380,873
6.80% , 05/12/28 .................. 3,329 3,450,133
7.35% , 03/06/30 .................. 1,710 1,814,843
7.20% , 06/10/30 .................. 1,045 1,102,128
4.00% , 11/13/30 .................. 1,895 1,716,337
6.05% , 03/05/31 .................. 1,064 1,065,496
3.63% , 06/17/31 .................. 3,279 2,857,231
6.05% , 11/05/31 .................. 1,464 1,456,493
6.13% , 03/08/34 .................. 466 456,530
General Motors Financial Co., Inc.
5.40% , 04/06/26 .................. 1,685 1,695,824
4.90% , 10/06/29 .................. 7,544 7,420,052
GGAM Finance Ltd.
(b)
7.75% , 05/15/26 .................. 101 102,583
8.00% , 02/15/27 .................. 160 165,221
8.00% , 06/15/28 .................. 239 252,089
6.88% , 04/15/29 .................. 377 384,652
5.88% , 03/15/30 .................. 229 226,710
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
..................... 296 303,222
Macquarie Airfinance Holdings Ltd.
(b)
8.13% , 03/30/29 .................. 110 115,937
6.50% , 03/26/31 .................. 256 265,343

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Muthoot Finance Ltd., 7.13%, 02/14/28
(b)
... USD 710 $ 722,203
Navient Corp., 9.38%, 07/25/30 ......... 166 180,729
OneMain Finance Corp.
6.63% , 01/15/28 .................. 243 246,970
6.63% , 05/15/29 .................. 1,720 1,747,477
5.38% , 11/15/29 .................. 64 62,121
7.88% , 03/15/30 .................. 229 240,901
4.00% , 09/15/30 .................. 119 106,623
7.50% , 05/15/31 .................. 118 122,724
7.13% , 11/15/31 .................. 195 200,543
SLM Corp.
3.13% , 11/02/26 .................. 510 490,311
6.50% , 01/31/30 .................. 68 68,637
Synchrony Financial, 7.25%, 02/02/33 ..... 3,634 3,802,681
Toyota Motor Credit Corp.
4.55% , 08/09/29 .................. 256 253,775
3.38% , 04/01/30 .................. 180 167,810
4.60% , 10/10/31 .................. 279 272,524
50,392,185
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc.
(b)
3.25% , 03/15/26 .................. 198 194,313
4.63% , 01/15/27 .................. 262 257,336
5.88% , 02/15/28 .................. 335 334,513
6.50% , 02/15/28 .................. 187 190,473
3.50% , 03/15/29 .................. 294 270,462
4.88% , 02/15/30 .................. 221 212,390
Bellis Acquisition Co. plc, 8.13%, 05/14/30
(c)
.. GBP 5,512 6,547,287
Bellis Finco plc, 4.00%, 02/16/27
(c)
....... 1,203 1,413,336
Cencosud SA, 4.38%, 07/17/27
(c)
........ USD 1,272 1,244,970
ELO SACA
(c)
2.88% , 01/29/26 .................. EUR 1,600 1,602,174
3.25% , 07/23/27 .................. 1,200 1,128,047
4.88% , 12/08/28 .................. 300 268,145
KeHE Distributors LLC, 9.00%, 02/15/29
(b)
... USD 94 97,701
Lion/Polaris Lux 4 SA
(3-mo. EURIBOR at 0.00% Floor + 3.63%),
6.30% , 07/01/29
(a) (c)
.............. EUR 2,451 2,552,202
Market Bidco Finco plc, 5.50%, 11/04/27
(c)
... GBP 1,248 1,493,236
Performance Food Group, Inc.
(b)
4.25% , 08/01/29 .................. USD 199 187,096
6.13% , 09/15/32 .................. 575 576,208
Picard Groupe SAS, 6.38%, 07/01/29
(c)
.... EUR 1,098 1,185,266
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
USD 192 190,559
US Foods, Inc.
(b)
4.75% , 02/15/29 .................. 135 130,562
4.63% , 06/01/30 .................. 119 112,601
7.25% , 01/15/32 .................. 148 153,604
Walgreens Boots Alliance, Inc., 8.13%, 08/15/29 173 174,893
20,517,374
Containers & Packaging — 0.3%
Ardagh Metal Packaging Finance USA LLC
6.00% , 06/15/27
(b)
................. 598 594,828
2.00% , 09/01/28
(c)
................. EUR 1,032 976,920
3.25% , 09/01/28
(b)
................. USD 200 180,873
4.00% , 09/01/29
(b)
................. 1,627 1,420,026
Ardagh Packaging Finance plc
2.13% , 08/15/26
(c)
................. EUR 2,654 2,486,102
4.13% , 08/15/26
(b)
................. USD 972 855,360
Berry Global, Inc.
1.57% , 01/15/26 .................. 2,963 2,870,849
5.80% , 06/15/31
(b)
................. 4,019 4,129,561
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 .................. 460 464,481
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
6.88% , 01/15/30 .................. USD 503 $ 510,997
8.75% , 04/15/30 .................. 509 519,232
Efesto Bidco S.p.A Efesto US LLC, Series XR,
7.50%, 02/15/32
(b)
................ 1,077 1,077,000
Fiber Bidco SpA, 10.00%, 06/15/29
(c)
...... EUR 622 669,589
Fiber Midco SpA, 10.00%, (10.00% Cash or
10.75% PIK), 06/15/29
(c) (j)
........... 517 556,556
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
.... USD 665 564,518
Kleopatra Finco SARL, 4.25%, 03/01/26
(c)
... EUR 1,624 1,513,043
Kleopatra Holdings 2 SCA, 6.50%, 09/01/26
(c)
1,023 705,738
LABL, Inc.
(b)
5.88% , 11/01/28 .................. USD 321 283,998
9.50% , 11/01/28 .................. 359 352,745
8.63% , 10/01/31 .................. 413 372,140
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/27 .................. 4,365 4,447,760
9.25% , 04/15/27 .................. 230 234,315
OI European Group BV
(c)
6.25% , 05/15/28 .................. EUR 928 990,385
5.25% , 06/01/29 .................. 1,872 1,954,863
Owens-Brockway Glass Container, Inc., 7.25%,
05/15/31
(b)
..................... USD 77 75,056
Sealed Air Corp.
(b)
4.00% , 12/01/27 .................. 83 79,901
5.00% , 04/15/29 .................. 119 115,392
6.50% , 07/15/32 .................. 207 210,304
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
239 264,029
Trivium Packaging Finance BV
5.50% , 08/15/26
(b) (d)
................ 226 224,871
(3-mo. EURIBOR at 3.75% Floor + 3.75%),
6.77% , 08/15/26
(a) (c)
.............. EUR 977 1,017,087
8.50% , 08/15/27
(b) (d)
................ USD 200 200,143
30,918,662
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 .............. 124 114,642
Dealer Tire LLC, 8.00%, 02/01/28 ........ 481 478,185
Gates Corp., 6.88%, 07/01/29 .......... 327 334,440
Resideo Funding, Inc.
4.00% , 09/01/29 .................. 190 174,394
6.50% , 07/15/32 .................. 443 447,016
1,548,677
Diversified Consumer Services — 0.1%
Belron UK Finance plc
4.63% , 10/15/29
(c)
................. EUR 2,112 2,251,789
5.75% , 10/15/29
(b)
................. USD 805 797,773
Mavis Tire Express Services Topco Corp.,
6.50%, 05/15/29
(b)
................ 373 361,610
Multiversity SpA, (3-mo. EURIBOR at 4.25%
Floor + 4.25%), 6.86%, 10/30/28
(a) (c)
..... EUR 600 625,552
Pachelbel Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.86% , 05/17/31
(a)
............... 1,315 1,377,946
7.13% , 05/17/31 .................. 1,561 1,740,984
Service Corp. International
3.38% , 08/15/30 .................. USD 11 9,762
4.00% , 05/15/31 .................. 419 378,545
5.75% , 10/15/32 .................. 1,027 1,009,142
Sotheby's
(b)
7.38% , 10/15/27 .................. 794 781,430
5.88% , 06/01/29 .................. 600 551,844
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
.... 767 793,952
10,680,329

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified REITs — 0.2%
Digital Realty Trust LP, 1.88%, 11/15/29
(b) (m)
.. USD 562 $ 567,339
Equinix Europe 2 Financing Corp. LLC, 5.50%,
06/15/34 ...................... 11 11,021
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
... 293 272,331
GLP Capital LP
5.75% , 06/01/28 .................. 67 67,790
4.00% , 01/15/30 .................. 354 331,338
3.25% , 01/15/32 .................. 754 647,222
6.75% , 12/01/33 .................. 362 382,954
5.63% , 09/15/34 .................. 969 951,213
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
....... 443 412,620
Trust Fibra Uno, 7.70%, 01/23/32
(b)
....... 1,415 1,429,178
Uniti Group LP, 10.50%, 02/15/28
(b)
....... 2,439 2,607,735
VICI Properties LP
4.63% , 12/01/29
(b)
................. 1,263 1,213,296
4.95% , 02/15/30 .................. 843 828,706
4.13% , 08/15/30
(b)
................. 4,674 4,338,657
5.13% , 11/15/31 .................. 2,130 2,080,970
5.13% , 05/15/32 .................. 643 625,131
16,767,501
Diversified Telecommunication Services — 0.7%
Altice Financing SA
(b)
5.00% , 01/15/28 .................. 602 486,904
5.75% , 08/15/29 .................. 400 312,791
Altice France SA
3.38% , 01/15/28
(c)
................. EUR 1,357 1,135,177
5.50% , 01/15/28
(b)
................. USD 935 756,480
4.13% , 01/15/29
(c)
................. EUR 346 288,176
5.13% , 01/15/29
(b)
................. USD 339 270,463
5.13% , 07/15/29
(b)
................. 400 318,299
4.25% , 10/15/29
(c)
................. EUR 353 293,766
5.50% , 10/15/29
(b)
................. USD 200 159,101
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(c) (e) (l)
1,000 9,046
British Telecommunications plc
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 2.54%),
5.13% , 10/03/54 ................ EUR 500 537,010
(5-Year EUR Swap Annual + 2.13%), 1.87% ,
08/18/80 ..................... 236 242,354
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.82%), 8.38% ,
12/20/83 ..................... GBP 1,726 2,284,693
CCO Holdings LLC
5.38% , 06/01/29
(b)
................. USD 693 669,749
6.38% , 09/01/29
(b)
................. 553 553,324
4.75% , 03/01/30
(b)
................. 819 758,610
4.50% , 08/15/30
(b)
................. 304 276,578
4.25% , 02/01/31
(b)
................. 213 188,959
7.38% , 03/01/31
(b)
................. 1,827 1,870,489
4.75% , 02/01/32
(b)
................. 202 179,749
4.50% , 05/01/32 .................. 41 35,564
4.50% , 06/01/33
(b)
................. 59 50,059
4.25% , 01/15/34
(b)
................. 3,240 2,646,983
Cellnex Telecom SA
(c)(m)
2.13% , 08/11/30 .................. EUR 2,500 2,747,381
0.75% , 11/20/31 .................. 1,600 1,474,553
Frontier Communications Holdings LLC
5.88% , 10/15/27
(b)
................. USD 361 361,103
5.00% , 05/01/28
(b)
................. 538 532,496
5.88% , 11/01/29 .................. 47 46,843
6.00% , 01/15/30
(b)
................. 188 188,378
8.75% , 05/15/30
(b)
................. 1,234 1,303,960
8.63% , 03/15/31
(b)
................. 496 529,914
Global Switch Finance BV, 1.38%, 10/07/30
(c)
. EUR 2,319 2,261,425
IHS Holding Ltd., 7.88%, 05/29/30
(b)
...... USD 589 577,220
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Iliad Holding SASU
7.00% , 10/15/28
(b)
................. USD 369 $ 375,663
5.38% , 04/15/30
(c)
................. EUR 1,747 1,857,646
6.88% , 04/15/31
(c)
................. 2,384 2,656,299
8.50% , 04/15/31
(b)
................. USD 734 788,195
7.00% , 04/15/32
(b)
................. 1,017 1,031,195
Iliad SA
(c)
5.38% , 06/14/27 .................. EUR 1,200 1,294,675
5.38% , 02/15/29 .................. 2,000 2,187,217
5.63% , 02/15/30 .................. 1,000 1,110,447
Infrastrutture Wireless Italiane SpA
(c)
1.63% , 10/21/28 .................. 2,323 2,294,787
1.75% , 04/19/31 .................. 1,207 1,159,741
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(c)
766 804,581
Level 3 Financing, Inc.
(b)
10.50% , 04/15/29 ................. USD 1,395 1,563,024
4.88% , 06/15/29 .................. 627 539,877
11.00% , 11/15/29 ................. 2,563 2,905,384
4.50% , 04/01/30 .................. 395 326,905
10.50% , 05/15/30 ................. 937 1,021,058
3.88% , 10/15/30 .................. 139 108,367
10.75% , 12/15/30 ................. 641 721,229
Lorca Telecom Bondco SA
(c)
4.00% , 09/18/27 .................. EUR 1,605 1,668,249
5.75% , 04/30/29 .................. 4,589 4,985,387
Lumen Technologies, Inc.
(b)
4.13% , 04/15/29 .................. USD 397 356,272
4.13% , 04/15/30 .................. 397 348,266
10.00% , 10/15/32 ................. 231 230,321
Optics Bidco SpA
6.88% , 02/15/28
(c)
................. EUR 881 993,920
7.88% , 07/31/28
(c)
................. 411 480,734
1.63% , 01/18/29 .................. 1,147 1,100,655
Series 2033 , 6.38% , 11/15/33
(b)
........ USD 222 219,394
Series 2034 , 6.00% , 09/30/34
(b)
........ 292 279,995
7.20% , 07/18/36
(b)
................. 200 203,052
5.25% , 03/17/55 .................. EUR 300 306,385
RCS & RDS SA, 3.25%, 02/05/28
(c)
....... 1,100 1,099,774
Sable International Finance Ltd., 7.13%,
10/15/32
(b)
..................... USD 516 503,745
Sprint Capital Corp., 6.88%, 11/15/28 ...... 3,147 3,338,732
Virgin Media Finance plc, 5.00%, 07/15/30
(b)
. 302 262,977
Virgin Media Secured Finance plc
5.25% , 05/15/29
(c)
................. GBP 361 422,426
5.50% , 05/15/29
(b)
................. USD 400 382,986
4.25% , 01/15/30
(c)
................. GBP 1,466 1,613,203
4.13% , 08/15/30
(c)
................. 600 644,903
4.50% , 08/15/30
(b)
................. USD 258 228,784
Windstream Services LLC, 8.25%, 10/01/31
(b)
1,512 1,564,952
Zayo Group Holdings, Inc.
(b)
4.00% , 03/01/27 .................. 2,276 2,147,612
6.13% , 03/01/28 .................. 228 202,036
70,678,647
Electric Utilities — 0.7%
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(c)
..................... 778 675,706
Alpha Generation LLC, 6.75%, 10/15/32
(b)
... 353 356,920
Baltimore Gas & Electric Co., 5.30%, 06/01/34 125 124,800
California Buyer Ltd.
5.63% , 02/15/32
(c)
................. EUR 2,092 2,237,507
6.38% , 02/15/32
(b)
................. USD 236 232,581
CenterPoint Energy Houston Electric LLC,
5.05%, 03/01/35 ................. 535 523,643
ContourGlobal Power Holdings SA
5.00% , 02/28/30
(c)
................. EUR 1,277 1,346,824

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
6.75% , 02/28/30
(b)
................. USD 400 $ 400,080
DTE Electric Co.
5.20% , 03/01/34 .................. 208 207,115
Series A , 6.63% , 06/01/36 ............ 115 125,266
Duke Energy Carolinas LLC
2.55% , 04/15/31 .................. 773 672,043
6.45% , 10/15/32 .................. 244 263,347
4.95% , 01/15/33 .................. 434 427,332
Duke Energy Corp.
4.85% , 01/05/29 .................. 263 262,589
2.45% , 06/01/30 .................. 689 606,092
2.55% , 06/15/31 .................. 431 370,660
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.59%), 6.45% ,
09/01/54
(a)
.................... 217 217,667
Duke Energy Florida LLC, 2.40%, 12/15/31 .. 431 365,676
Duke Energy Progress LLC
3.40% , 04/01/32 .................. 934 838,683
5.70% , 04/01/35 .................. 30 30,747
Edison International
4.13% , 03/15/28 .................. 78 72,447
5.25% , 11/15/28 .................. 2,703 2,557,830
5.45% , 06/15/29 .................. 1,326 1,253,643
6.95% , 11/15/29 .................. 336 335,493
5.25% , 03/15/32 .................. 870 790,379
EDP SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 2.05%),
4.75% , 05/29/54 ................ EUR 2,700 2,860,501
(5-Year EURIBOR ICE Swap Rate + 2.40%),
4.63% , 09/16/54 ................ 1,900 1,994,397
(5-Year EUR Swap Annual + 1.84%), 1.70% ,
07/20/80 ..................... 500 513,850
(5-Year EUR Swap Annual + 2.38%), 1.88% ,
08/02/81 ..................... 1,600 1,625,664
Enel SpA, (5-Year EURIBOR ICE Swap Rate +
2.01%), 4.25%
(a) (c) (k)
............... 1,875 1,950,128
Eversource Energy
2.90% , 03/01/27 .................. USD 1,695 1,631,446
5.95% , 02/01/29 .................. 881 907,672
Exelon Corp., 4.05%, 04/15/30 .......... 135 128,945
FirstEnergy Corp.
4.00% , 05/01/26
(m)
................ 611 614,360
Series B , 3.90% , 07/15/27
(d)
.......... 3,905 3,814,647
2.65% , 03/01/30 .................. 913 811,379
FirstEnergy Transmission LLC, 5.00%, 01/15/35 807 779,050
Florida Power & Light Co.
4.80% , 05/15/33 .................. 144 140,281
4.95% , 06/01/35 .................. 140 135,966
Georgia Power Co.
4.55% , 03/15/30 .................. 2,856 2,807,992
4.70% , 05/15/32 .................. 1,523 1,481,240
5.25% , 03/15/34 .................. 168 167,205
Interstate Power & Light Co.
5.70% , 10/15/33 .................. 136 138,813
4.95% , 09/30/34 .................. 882 846,495
Jersey Central Power & Light Co., 5.10%,
01/15/35
(b)
..................... 495 482,190
MidAmerican Energy Co.
5.35% , 01/15/34 .................. 143 144,926
5.75% , 11/01/35 .................. 80 83,503
Naturgy Finance Iberia SA, (5-Year EUR Swap
Annual + 2.44%), 2.37%
(a) (c) (k)
......... EUR 2,300 2,326,508
NextEra Energy Capital Holdings, Inc.
2.75% , 11/01/29 .................. USD 794 720,462
2.44% , 01/15/32 .................. 571 476,460
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.05% , 02/28/33 .................. USD 74 $ 72,484
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75% ,
06/15/54
(a)
.................... 341 348,826
NRG Energy, Inc.
(b)
2.45% , 12/02/27 .................. 1,452 1,351,240
5.75% , 07/15/29 .................. 485 476,542
6.00% , 02/01/33 .................. 1,058 1,033,707
6.25% , 11/01/34 .................. 1,020 1,005,049
Ohio Power Co.
Series Q , 1.63% , 01/15/31 ........... 797 653,771
5.00% , 06/01/33 .................. 308 298,409
5.65% , 06/01/34 .................. 302 303,732
Series F , 5.85% , 10/01/35 ............ 129 130,535
Pacific Gas & Electric Co.
3.30% , 03/15/27 .................. 1,617 1,551,930
4.55% , 07/01/30 .................. 6,159 5,829,766
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 89 84,118
PECO Energy Co., 4.90%, 06/15/33 ...... 537 527,144
PG&E Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.88%),
7.38%, 03/15/55
(a)
................ 833 809,342
PPL Capital Funding, Inc., 5.25%, 09/01/34 .. 581 570,747
Public Power Corp. SA, 4.63%, 10/31/31
(c)
.. EUR 1,177 1,247,654
Public Service Electric & Gas Co.
1.90% , 08/15/31 .................. USD 427 354,127
3.10% , 03/15/32 .................. 179 158,227
4.90% , 12/15/32 .................. 824 814,914
Southern California Edison Co.
Series G , 2.50% , 06/01/31 ........... 1,010 847,359
5.45% , 06/01/31 .................. 1,751 1,742,772
2.75% , 02/01/32 .................. 2,435 2,031,290
6.00% , 01/15/34 .................. 880 883,056
Southern Co. (The)
4.50% , 06/15/27
(b) (m)
............... 207 217,557
5.20% , 06/15/33 .................. 1,624 1,605,298
4.85% , 03/15/35 .................. 1,475 1,401,566
System Energy Resources, Inc., 5.30%,
12/15/34 ...................... 573 559,943
Terna - Rete Elettrica Nazionale, (5-Year
EURIBOR ICE Swap Rate + 2.14%),
4.75%
(a) (c) (k)
.................... EUR 2,243 2,395,934
Vistra Operations Co. LLC
(b)
7.75% , 10/15/31 .................. USD 350 369,483
6.88% , 04/15/32 .................. 776 798,430
6.95% , 10/15/33 .................. 286 306,968
6.00% , 04/15/34 .................. 788 795,896
5.70% , 12/30/34 .................. 1,210 1,194,771
Wisconsin Electric Power Co., 4.60%, 10/01/34 2,305 2,199,737
77,851,474
Electrical Equipment — 0.0%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
..... 472 448,210
Electronic Equipment, Instruments & Components — 0.0%
(b)
Coherent Corp., 5.00%, 12/15/29 ........ 518 498,504
Insight Enterprises, Inc., 6.63%, 05/15/32 ... 175 177,931
Sensata Technologies, Inc.
4.38% , 02/15/30 .................. 536 496,357
3.75% , 02/15/31 .................. 71 62,656
6.63% , 07/15/32 .................. 965 971,155
Zebra Technologies Corp., 6.50%, 06/01/32 .. 128 130,910
2,337,513

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services — 0.1%
Archrock Partners LP
(b)
6.88% , 04/01/27 .................. USD 151 $ 151,013
6.25% , 04/01/28 .................. 544 546,691
6.63% , 09/01/32 .................. 617 625,452
Borr IHC Ltd., 10.00%, 11/15/28
(b)
........ 206 204,964
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
210 218,885
Enerflex Ltd., 9.00%, 10/15/27
(b)
......... 170 176,468
Kodiak Gas Services LLC, 7.25%, 02/15/29
(b)
. 592 609,343
Nabors Industries Ltd., 7.50%, 01/15/28
(b)
... 77 74,415
Nabors Industries, Inc.
(b)
7.38% , 05/15/27 .................. 315 317,304
9.13% , 01/31/30 .................. 239 248,082
8.88% , 08/15/31 .................. 62 58,708
Noble Finance II LLC, 8.00%, 04/15/30
(b)
... 502 510,758
Oceaneering International, Inc., 6.00%,
02/01/28 ...................... 360 357,298
OEG Finance plc, 7.25%, 09/27/29
(c)
...... EUR 1,138 1,233,805
Star Holding LLC, 8.75%, 08/01/31
(b)
...... USD 272 264,797
TGS ASA, 8.50%, 01/15/30
(b)
........... 200 206,674
Transocean Aquila Ltd., 8.00%, 09/30/28
(b)
.. 230 235,418
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
..................... 235 240,839
Transocean, Inc.
(b)
8.00% , 02/01/27 .................. 267 266,999
8.25% , 05/15/29 .................. 646 648,286
8.75% , 02/15/30 .................. 356 371,452
8.50% , 05/15/31 .................. 767 772,250
USA Compression Partners LP, 7.13%,
03/15/29
(b)
..................... 603 617,067
Valaris Ltd., 8.38%, 04/30/30
(b)
.......... 831 853,398
Vallourec SACA, 7.50%, 04/15/32
(b)
....... 350 364,760
Weatherford International Ltd., 8.63%,
04/30/30
(b)
..................... 445 461,514
10,636,640
Entertainment — 0.1%
Banijay Entertainment SAS
7.00% , 05/01/29
(c)
................. EUR 1,263 1,377,727
8.13% , 05/01/29
(b)
................. USD 200 207,918
Cinemark USA, Inc., 7.00%, 08/01/32
(b)
.... 122 125,351
Lions Gate Capital Holdings 1, Inc., 5.50%,
04/15/29
(b)
..................... 648 578,683
Live Nation Entertainment, Inc., 4.75%,
10/15/27
(b)
..................... 342 335,207
Netflix, Inc.
4.88% , 04/15/28 .................. 724 728,084
5.38% , 11/15/29
(b)
................. 388 395,907
Odeon Finco plc, 12.75%, 11/01/27
(b)
...... 342 359,946
Pinewood Finco plc
6.00% , 03/27/30
(c)
................. GBP 3,857 4,753,720
Playtika Holding Corp., 4.25%, 03/15/29
(b)
... USD 154 142,033
9,004,576
Financial Services — 0.7%
Apollo Global Management, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00%, 12/15/54
(a)
.... 375 365,976
AT&T Reign II Multi-Property Lease-Backed
Pass-Through Trust, 6.09%, 12/15/44
(b)
... 3,020 3,036,614
Block, Inc.
2.75% , 06/01/26 .................. 118 114,945
3.50% , 06/01/31 .................. 5 4,449
6.50% , 05/15/32
(b)
................. 2,019 2,063,638
Boost Newco Borrower LLC, 7.50%, 01/15/31
(b)
954 998,725
Bracken MidCo1 plc, 6.75%, (6.75% Cash or
7.50% PIK), 11/01/27
(c) (j)
............ GBP 946 1,148,032
Security
Par (000)
Par (000) Value
Financial Services (continued)
Corebridge Financial, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38%, 09/15/54
(a)
........... USD 260 $ 257,076
Enact Holdings, Inc., 6.25%, 05/28/29 ..... 93 94,916
Fidelity Grand Harbour CLO DAC, Series 2023-
2X, Class D, (3-mo. EURIBOR at 4.10%
Floor + 4.10%), 6.89%, 04/15/38
(a) (c)
..... EUR 300 313,834
Fidelity National Information Services, Inc.,
5.10%, 07/15/32 ................. USD 1,595 1,584,794
Fiserv, Inc.
5.60% , 03/02/33 .................. 400 405,262
5.63% , 08/21/33 .................. 742 754,818
5.45% , 03/15/34 .................. 191 190,854
5.15% , 08/12/34 .................. 174 170,196
Freedom Mortgage Corp., 12.25%, 10/01/30
(b)
131 146,250
Freedom Mortgage Holdings LLC
(b)
9.25% , 02/01/29 .................. 527 550,056
9.13% , 05/15/31 .................. 326 337,408
Garfunkelux Holdco 3 SA
(c)
6.75% , 11/01/25 .................. EUR 1,011 723,795
7.75% , 11/01/25 .................. GBP 381 327,165
Global Payments, Inc.
1.20% , 03/01/26 .................. USD 500 480,815
4.80% , 04/01/26 .................. 721 720,233
2.15% , 01/15/27 .................. 130 123,660
3.20% , 08/15/29 .................. 208 191,766
5.30% , 08/15/29 .................. 91 91,370
1.50% , 03/01/31
(b) (m)
............... 446 436,634
2.90% , 11/15/31 .................. 265 228,356
Hannon Armstrong Sustainable Infrastructure
Capital, Inc., 6.38%, 07/01/34
(b)
........ 289 281,317
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
... 633 599,409
Jerrold Finco plc, 5.25%, 01/15/27
(c)
...... GBP 1,624 1,988,450
Midcap Financial Issuer Trust, 6.50%,
05/01/28
(b)
..................... USD 470 462,239
Midnights SPV SRL, (3-mo. EURIBOR +
3.15%), 6.73%, 08/22/26
(a) (c) (f)
......... EUR 4,001 4,143,199
Nationstar Mortgage Holdings, Inc.
(b)
6.50% , 08/01/29 .................. USD 558 559,278
5.13% , 12/15/30 .................. 395 373,140
5.75% , 11/15/31 .................. 165 159,697
7.13% , 02/01/32 .................. 922 950,425
Nationwide Building Society
(a)(c)(k)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.63%), 5.75% .... GBP 5,352 6,511,090
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.85%), 7.50% .... 4,875 6,103,035
NCR Atleos Corp., 9.50%, 04/01/29
(b)
...... USD 188 204,834
Nexi SpA, 0.00%, 02/24/28
(c) (m) (n)
......... EUR 5,700 5,291,556
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 .................. USD 528 552,834
7.13% , 11/15/30 .................. 305 312,065
PHH Escrow Issuer LLC, 9.88%, 11/01/29
(b)
.. 147 143,879
ProGroup AG
(c)
5.13% , 04/15/29 .................. EUR 668 677,391
5.38% , 04/15/31 .................. 1,413 1,415,585
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 .................. USD 733 699,308
3.88% , 03/01/31 .................. 188 166,132
4.00% , 10/15/33 .................. 114 96,389
Shift4 Payments LLC, 6.75%, 08/15/32
(b)
... 920 944,696
Stena International SA
(b)
7.25% , 01/15/31 .................. 2,837 2,898,756
7.63% , 02/15/31 .................. 524 542,377

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Taurus Law 130 Securities SRL, (Acquired
07/14/23, cost $6,292,871), (3-mo. EURIBOR
+ 3.25%), 6.25%, 08/22/27
(a) (c) (f) (g)
....... EUR 5,737 $ 5,883,718
TER Finance Jersey Ltd., Series 22, 0.00%,
10/02/25
(b) (n)
.................... USD 3,309 3,151,016
Thames Water Utilities Finance plc
(c)
4.00% , 06/19/25 .................. GBP 891 856,183
4.00% , 04/18/27 .................. EUR 1,218 906,500
0.88% , 01/31/28 .................. 1,155 826,752
1.25% , 01/31/32 .................. 1,155 838,691
Titanium 2l Bondco SARL, 6.25%, (6.25% Cash
or 6.25% PIK), 01/14/31
(j)
........... 4,348 1,364,336
UWM Holdings LLC, 6.63%, 02/01/30
(b)
.... USD 498 499,016
Worldline SA, 0.00%, 07/30/26
(c) (m) (n)
...... EUR 3,536 3,541,994
69,806,924
Food Products — 0.1%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
...... USD 99 102,591
Boparan Finance plc, 9.38%, 11/07/29
(c)
.... GBP 1,416 1,712,333
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(b) (j)
............ USD 1,321 1,217,348
Chobani LLC
(b)
4.63% , 11/15/28 .................. 968 940,389
7.63% , 07/01/29 .................. 1,269 1,324,655
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
.. 514 511,510
Fiesta Purchaser, Inc.
(b)
7.88% , 03/01/31 .................. 193 199,514
9.63% , 09/15/32 .................. 141 146,909
Irca SpA, (3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.63%, 12/15/29
(a) (c)
.......... EUR 1,645 1,719,322
Lamb Weston Holdings, Inc., 4.13%, 01/31/30
(b)
USD 298 276,064
Post Holdings, Inc.
(b)
4.63% , 04/15/30 .................. 50 46,510
4.50% , 09/15/31 .................. 107 96,750
6.25% , 02/15/32 .................. 239 239,180
6.38% , 03/01/33 .................. 339 333,887
6.25% , 10/15/34 .................. 218 212,440
Premier Foods Finance plc
3.50% , 10/15/26
(c)
................. GBP 977 1,197,706
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
... USD 345 321,528
Tereos Finance Groupe I SA
(c)
4.75% , 04/30/27 .................. EUR 240 250,843
7.25% , 04/15/28 .................. 850 920,368
5.88% , 04/30/30 .................. 621 657,302
5.75% , 04/30/31 .................. 1,277 1,339,604
13,766,753
Gas Utilities — 0.0%
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%, 10/15/54
(a) (b)
............... USD 229 230,100
Atmos Energy Corp.
1.50% , 01/15/31 .................. 184 151,827
5.90% , 11/15/33 .................. 218 227,678
Promigas SA ESP, 3.75%, 10/16/29
(c)
...... 580 525,648
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
..................... 239 217,301
1,352,554
Ground Transportation — 0.3%
BCP V Modular Services Finance II plc
(c)
4.75% , 11/30/28 .................. EUR 756 769,118
6.13% , 11/30/28 .................. GBP 944 1,128,171
Boels Topholding BV
(c)
6.25% , 02/15/29 .................. EUR 1,209 1,313,691
5.75% , 05/15/30 .................. 1,381 1,489,791
Brightline East LLC, 11.00%, 01/31/30
(b)
.... USD 242 234,508
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Canadian National Railway Co., 3.85%,
08/05/32 ...................... USD 356 $ 328,574
EC Finance plc, 3.00%, 10/15/26
(c)
....... EUR 799 820,942
Edge Finco plc, 8.13%, 08/15/31
(c)
....... GBP 3,117 3,924,904
EquipmentShare.com, Inc., 8.00%, 03/15/33
(b)
USD 145 150,718
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
569 570,532
Hertz Corp. (The), 12.63%, 07/15/29
(b)
..... 155 167,077
Kapla Holding SAS
(c)
(3-mo. EURIBOR + 3.50%), 6.39% ,
07/31/30
(a)
.................... EUR 1,505 1,576,338
5.00% , 04/30/31 .................. 1,470 1,544,536
La Poste SA, (5-Year EURIBOR ICE Swap Rate
+ 2.68%), 5.00%
(a) (c) (k)
.............. 1,400 1,498,610
Loxam SAS
(c)
6.38% , 05/15/28 .................. 996 1,073,082
6.38% , 05/31/29 .................. 2,511 2,736,329
Mobico Group plc
(c)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.14%), 4.25%
(a) (k)
.. GBP 2,294 2,749,648
3.62% , 11/20/28
(d)
................. 373 428,243
4.88% , 09/26/31 .................. EUR 330 346,228
Norfolk Southern Corp., 2.30%, 05/15/31 ... USD 360 309,990
Penske Truck Leasing Co. LP
(b)
4.45% , 01/29/26 .................. 163 162,333
5.35% , 01/12/27 .................. 335 337,907
4.20% , 04/01/27 .................. 414 408,302
5.55% , 05/01/28 .................. 265 269,521
5.35% , 03/30/29 .................. 952 959,678
5.25% , 07/01/29 .................. 635 637,568
Ryder System, Inc., 6.60%, 12/01/33 ...... 553 597,398
SGL Group ApS
(a)
(3-mo. EURIBOR at 0.00% Floor + 4.75%),
7.43% , 04/22/30 ................ EUR 2,643 2,754,186
(3-mo. EURIBOR + 4.25%), 6.81% ,
02/24/31
(b) (c)
................... 174 178,703
Uber Technologies, Inc.
4.50% , 08/15/29
(b)
................. USD 720 702,126
4.30% , 01/15/30 .................. 2,078 2,017,617
4.80% , 09/15/34 .................. 375 359,050
Union Pacific Corp., 2.40%, 02/05/30 ...... 263 235,317
Watco Cos. LLC, 7.13%, 08/01/32
(b)
...... 147 152,388
32,933,124
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc.
(b)
4.63% , 07/15/28 .................. 644 622,610
3.88% , 11/01/29 .................. 71 65,718
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
... 1,339 1,401,880
Baxter International, Inc.
3.95% , 04/01/30 .................. 355 337,619
2.54% , 02/01/32 .................. 302 254,178
Becton Dickinson & Co., 4.87%, 02/08/29 ... 1,690 1,689,381
Medline Borrower LP
(b)
3.88% , 04/01/29 .................. 374 348,982
6.25% , 04/01/29 .................. 690 701,124
5.25% , 10/01/29 .................. 1,366 1,323,561
Neogen Food Safety Corp., 8.63%, 07/20/30
(b)
333 355,901
Solventum Corp.
5.45% , 03/13/31 .................. 5,381 5,423,246
5.60% , 03/23/34 .................. 4,002 4,004,069
Sotera Health Holdings LLC, 7.38%, 06/01/31
(b)
216 219,934
16,748,203

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 0.5%
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
. USD 604 $ 576,203
Banner Health
2.34% , 01/01/30 .................. 87 77,449
1.90% , 01/01/31 .................. 36 30,408
Centene Corp.
4.63% , 12/15/29 .................. 2,374 2,259,792
3.38% , 02/15/30 .................. 3,595 3,221,313
3.00% , 10/15/30 .................. 25 21,647
2.63% , 08/01/31 .................. 1,761 1,457,189
Clariane SE, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 9.08%),
13.17%
(a) (c) (k)
................... GBP 700 846,262
Community Health Systems, Inc.
(b)
5.63% , 03/15/27 .................. USD 1,422 1,380,687
6.00% , 01/15/29 .................. 533 485,845
5.25% , 05/15/30 .................. 515 439,074
4.75% , 02/15/31 .................. 626 510,833
10.88% , 01/15/32 ................. 948 976,414
Concentra Escrow Issuer Corp., 6.88%,
07/15/32
(b)
..................... 208 215,083
CVS Health Corp.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.52%), 6.75% ,
12/10/54 ..................... 1,510 1,492,920
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.89%), 7.00% ,
03/10/55 ..................... 7,835 7,913,840
DaVita, Inc., 6.88%, 09/01/32
(b)
......... 187 189,625
Elevance Health, Inc.
4.10% , 05/15/32 .................. 211 196,540
5.38% , 06/15/34 .................. 880 876,022
5.20% , 02/15/35 .................. 195 191,013
Encompass Health Corp.
4.75% , 02/01/30 .................. 208 200,089
4.63% , 04/01/31 .................. 147 137,585
Ephios Subco 3 SARL, 7.88%, 01/31/31
(c)
... EUR 2,768 3,112,659
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
USD 229 230,305
HCA, Inc.
3.50% , 09/01/30 .................. 3,582 3,273,031
5.45% , 04/01/31 .................. 2,195 2,205,751
5.45% , 09/15/34 .................. 2,459 2,408,798
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... 519 489,777
Humana, Inc.
4.88% , 04/01/30 .................. 598 589,154
2.15% , 02/03/32 .................. 434 350,293
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 .................. 242 258,163
11.00% , 10/15/30 ................. 629 695,467
8.38% , 02/15/32 .................. 517 521,819
10.00% , 06/01/32 ................. 346 337,298
Molina Healthcare, Inc.
(b)
4.38% , 06/15/28 .................. 164 157,641
6.25% , 01/15/33 .................. 299 296,854
Nationwide Children's Hospital, Inc., 4.56%,
11/01/52 ...................... 136 118,748
Option Care Health, Inc., 4.38%, 10/31/29
(b)
.. 406 379,624
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
..................... 125 118,867
Star Parent, Inc., 9.00%, 10/01/30
(b)
....... 788 829,214
Surgery Center Holdings, Inc., 7.25%,
04/15/32
(b)
..................... 900 897,758
Sutter Health
Series 2018 , 3.70% , 08/15/28 ......... 544 524,615
Series 20A , 2.29% , 08/15/30 .......... 291 254,232
5.16% , 08/15/33 .................. 152 150,646
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp.
6.13% , 06/15/30 .................. USD 141 $ 141,508
6.75% , 05/15/31 .................. 954 976,294
UnitedHealth Group, Inc.
5.30% , 02/15/30 .................. 2,545 2,594,662
4.95% , 01/15/32 .................. 5,702 5,650,621
5.00% , 04/15/34 .................. 1,333 1,303,490
5.15% , 07/15/34 .................. 228 225,320
US Acute Care Solutions LLC, 9.75%,
05/15/29
(b)
..................... 279 283,716
53,072,158
Health Care REITs — 0.1%
Healthpeak OP LLC
3.25% , 07/15/26 .................. 592 579,838
3.00% , 01/15/30 .................. 337 306,470
5.25% , 12/15/32 .................. 773 769,270
MPT Operating Partnership LP
3.33% , 03/24/25 .................. EUR 100 103,492
2.50% , 03/24/26 .................. GBP 772 953,860
5.25% , 08/01/26 .................. USD 442 442,080
7.00% , 02/15/32 .................. EUR 2,370 2,425,323
7.00% , 02/15/32
(b)
................. 305 312,120
8.50% , 02/15/32
(b)
................. USD 947 961,686
Ventas Realty LP
5.63% , 07/01/34 .................. 569 573,001
5.00% , 01/15/35 .................. 1,850 1,770,179
Welltower OP LLC
2.75% , 01/15/32 .................. 1,064 909,353
3.85% , 06/15/32 .................. 970 888,887
10,995,559
Hotel & Resort REITs — 0.0%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
..................... 245 250,772
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
... 129 128,817
Pebblebrook Hotel Trust, 1.75%, 12/15/26
(m)
. 15 13,989
RHP Hotel Properties LP
(b)
7.25% , 07/15/28 .................. 128 132,717
4.50% , 02/15/29 .................. 77 73,424
6.50% , 04/01/32 .................. 1,049 1,056,978
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
... 56 54,797
Service Properties Trust
8.63% , 11/15/31
(b)
................. 1,535 1,629,993
8.88% , 06/15/32 .................. 494 481,008
XHR LP, 6.63%, 05/15/30
(b)
............ 122 123,316
3,945,811
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC
(b)
3.88% , 01/15/28 .................. 121 115,478
4.38% , 01/15/28 .................. 275 264,480
5.63% , 09/15/29 .................. 205 204,127
Allwyn Entertainment Financing UK plc
7.88% , 04/30/29
(b)
................. 385 399,680
7.25% , 04/30/30
(c)
................. EUR 2,488 2,741,464
Bertrand Franchise Finance SAS, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 6.49%,
07/18/30
(a) (c)
.................... 1,841 1,922,344
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... USD 403 383,088
Caesars Entertainment, Inc.
(b)
7.00% , 02/15/30 .................. 984 1,014,220
6.50% , 02/15/32 .................. 835 845,398
6.00% , 10/15/32 .................. 204 198,402
Carnival Corp.
(b)
6.00% , 05/01/29 .................. 554 555,071
7.00% , 08/15/29 .................. 637 667,718

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
6.13% , 02/15/33 .................. USD 1,105 $ 1,107,737
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
..................... 418 444,858
Carnival plc, 1.00%, 10/28/29 .......... EUR 802 734,295
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 .................. USD 608 592,437
5.75% , 04/01/30 .................. 991 978,963
6.75% , 05/01/31 .................. 465 472,895
Cirsa Finance International SARL
(c)
(3-mo. EURIBOR + 4.50%), 7.11% ,
07/31/28
(a)
.................... EUR 865 910,811
7.88% , 07/31/28 .................. 410 449,137
6.50% , 03/15/29 .................. 447 486,080
CPUK Finance Ltd.
(c)
4.50% , 08/28/27 .................. GBP 534 629,057
7.88% , 08/28/29 .................. 272 343,888
Deuce Finco plc, 5.50%, 06/15/27
(c)
....... 1,623 1,974,012
Elior Group SA
(c)
3.75% , 07/15/26 .................. EUR 1,045 1,084,083
5.63% , 03/15/30 .................. 2,054 2,154,855
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 .................. USD 222 209,112
6.75% , 01/15/30 .................. 311 292,953
Food Service Project SA, 5.50%, 01/21/27
(c)
. EUR 1,061 1,112,239
Great Canadian Gaming Corp., 8.75%,
11/15/29
(b)
..................... USD 418 433,875
Hilton Domestic Operating Co., Inc.
4.88% , 01/15/30 .................. 46 44,549
4.00% , 05/01/31
(b)
................. 33 30,082
3.63% , 02/15/32
(b)
................. 53 46,602
6.13% , 04/01/32
(b)
................. 275 277,505
5.88% , 03/15/33
(b)
................. 663 658,667
Inter Media & Communication SpA, 6.75%,
02/09/27
(c)
..................... EUR 2,477 2,612,754
International Game Technology plc, 5.25%,
01/15/29
(b)
..................... USD 2,360 2,322,275
Light & Wonder International, Inc.
(b)
7.25% , 11/15/29 .................. 183 188,783
7.50% , 09/01/31 .................. 411 428,176
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
..................... 191 200,282
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
. 413 414,913
Lottomatica Group SpA
(c)
5.38% , 06/01/30 .................. EUR 633 678,711
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.94% , 12/15/30
(a)
............... 1,016 1,060,585
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
6.19% , 06/01/31
(a)
............... 626 654,427
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 337 286,120
Melco Resorts Finance Ltd.
(b)
4.88% , 06/06/25 .................. 339 337,644
5.75% , 07/21/28 .................. 200 191,188
5.38% , 12/04/29 .................. 343 314,833
7.63% , 04/17/32 .................. 643 641,797
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(b)
................ 266 258,063
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
200 202,410
MGM China Holdings Ltd.
(b)
5.25% , 06/18/25 .................. 200 199,500
4.75% , 02/01/27 .................. 200 195,812
MGM Resorts International, 6.13%, 09/15/29 . 496 496,389
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... 406 387,116
Motion Finco SARL, 7.38%, 06/15/30
(c)
..... EUR 2,085 2,243,009
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
NCL Corp. Ltd.
(b)
8.13% , 01/15/29 .................. USD 88 $ 93,443
7.75% , 02/15/29 .................. 132 140,226
6.25% , 03/01/30 .................. 161 161,920
6.75% , 02/01/32 .................. 603 612,415
NCL Finance Ltd., 6.13%, 03/15/28
(b)
...... 419 423,205
Pinnacle Bidco plc
(c)
8.25% , 10/11/28 .................. EUR 376 413,428
10.00% , 10/11/28 ................. GBP 1,379 1,818,943
Premier Entertainment Sub LLC
(b)
5.63% , 09/01/29 .................. USD 270 200,812
5.88% , 09/01/31 .................. 342 232,112
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(b)
..................... 277 296,663
Rivers Enterprise Borrower LLC, 6.63%,
02/01/33
(b)
..................... 188 187,676
Royal Caribbean Cruises Ltd.
(b)
5.63% , 09/30/31 .................. 809 803,001
6.25% , 03/15/32 .................. 1,629 1,657,455
6.00% , 02/01/33 .................. 989 996,833
Sabre GLBL, Inc.
(b)
8.63% , 06/01/27 .................. 384 386,106
10.75% , 11/15/29 ................. 303 312,596
Scientific Games Holdings LP, 6.63%,
03/01/30
(b)
..................... 359 349,534
Six Flags Entertainment Corp.
(b)
7.25% , 05/15/31 .................. 328 337,884
6.63% , 05/01/32 .................. 105 107,270
Station Casinos LLC
(b)
4.50% , 02/15/28 .................. 360 344,974
4.63% , 12/01/31 .................. 148 134,352
6.63% , 03/15/32 .................. 242 243,382
Stonegate Pub Co., 10.75%, 07/31/29
(c)
.... GBP 550 709,393
Stonegate Pub Co. Financing 2019 plc
(c)
(3-mo. EURIBOR + 6.63%), 9.65% ,
07/31/29
(a)
.................... EUR 924 986,116
10.75% , 07/31/29 ................. GBP 1,502 1,937,289
TUI AG, 5.88%, 03/15/29
(c)
............ EUR 1,231 1,337,060
TUI Cruises GmbH
(c)
6.50% , 05/15/26 .................. 228 238,250
6.25% , 04/15/29 .................. 1,261 1,378,193
5.00% , 05/15/30 .................. 1,615 1,707,096
Vail Resorts, Inc., 6.50%, 05/15/32
(b)
...... USD 402 407,708
Viking Cruises Ltd.
(b)
5.88% , 09/15/27 .................. 325 324,395
7.00% , 02/15/29 .................. 87 87,834
9.13% , 07/15/31 .................. 526 570,176
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 286 283,122
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
..................... 403 387,194
Wynn Macau Ltd.
(b)
5.50% , 01/15/26 .................. 245 244,265
5.63% , 08/26/28 .................. 1,134 1,095,728
5.13% , 12/15/29 .................. 414 385,976
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 .................. 578 560,204
7.13% , 02/15/31 .................. 699 730,897
6.25% , 03/15/33 .................. 199 197,131
62,917,206
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
4.63% , 08/01/29 .................. 294 272,258
4.63% , 04/01/30 .................. 126 116,042

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
Beazer Homes USA, Inc.
5.88% , 10/15/27 .................. USD 63 $ 62,584
7.50% , 03/15/31
(b)
................. 141 142,173
Brookfield Residential Properties, Inc.
(b)
5.00% , 06/15/29 .................. 612 569,774
4.88% , 02/15/30 .................. 206 188,449
CD&R Smokey Buyer, Inc., 9.50%, 10/15/29
(b)
396 394,409
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
115 119,054
Empire Communities Corp., 9.75%, 05/01/29
(b)
86 89,659
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29
(b)
..................... 842 915,330
LG Electronics, Inc., 5.63%, 04/24/27
(b)
..... 1,383 1,398,559
LGI Homes, Inc.
(b)
8.75% , 12/15/28 .................. 166 175,907
7.00% , 11/15/32 .................. 273 271,635
Mattamy Group Corp., 4.63%, 03/01/30
(b)
... 502 468,698
Meritage Homes Corp., 1.75%, 05/15/28
(b) (m)
. 444 444,888
New Home Co., Inc. (The), 9.25%, 10/01/29
(b)
245 250,997
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
... 197 210,261
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
..................... 61 58,968
Tempur Sealy International, Inc.
(b)
4.00% , 04/15/29 .................. 298 277,331
3.88% , 10/15/31 .................. 108 94,850
TRI Pointe Homes, Inc.
5.25% , 06/01/27 .................. 363 361,553
5.70% , 06/15/28 .................. 75 74,866
6,958,245
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30 .. 137 124,556
Kronos Acquisition Holdings, Inc., 8.25%,
06/30/31
(b)
..................... 65 61,885
Spectrum Brands, Inc.
(b)
3.38% , 06/01/29
(m)
................ 256 250,240
3.88% , 03/15/31 .................. 75 64,201
500,882
Independent Power and Renewable Electricity Producers — 0.1%
AES Andes SA
(b)
6.30% , 03/15/29 .................. 483 485,777
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.84%), 8.15% ,
06/10/55
(a)
.................... 860 875,678
AES Corp. (The)
1.38% , 01/15/26 .................. 1,663 1,608,660
3.95% , 07/15/30
(b)
................. 268 247,924
2.45% , 01/15/31 .................. 1,325 1,109,174
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.20%), 7.60% ,
01/15/55
(a)
.................... 308 313,563
Calpine Corp.
(b)
5.13% , 03/15/28 .................. 138 135,504
4.63% , 02/01/29 .................. 77 73,491
5.00% , 02/01/31 .................. 106 101,227
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
..................... 431 416,979
Colbun SA, 3.15%, 01/19/32
(b)
.......... 1,340 1,121,848
Lightning Power LLC, 7.25%, 08/15/32
(b)
.... 95 98,122
NextEra Energy Partners LP
(b)(m)
0.00% , 11/15/25
(n)
................. 1,168 1,108,432
2.50% , 06/15/26 .................. 277 262,132
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a) (b) (k)
.................... 197 201,977
8,160,488
Security
Par (000)
Par (000) Value
Industrial Conglomerates — 0.1%
3M Co., 2.38%, 08/26/29 ............. USD 2,334 $ 2,104,858
Honeywell International, Inc.
4.70% , 02/01/30 .................. 1,517 1,512,082
4.95% , 09/01/31 .................. 2,943 2,951,642
6,568,582
Industrial REITs — 0.0%
Prologis LP
2.25% , 01/15/32 .................. 260 217,083
5.13% , 01/15/34 .................. 255 251,682
5.00% , 03/15/34 .................. 242 236,951
5.00% , 01/31/35 .................. 392 383,422
1,089,138
Insurance — 0.6%
Achmea BV
(a)(c)(k)
(5-Year EURIBOR ICE Swap Rate + 4.78%),
4.63% ....................... EUR 754 763,856
(5-Year EURIBOR ICE Swap Rate + 3.74%),
6.13% ....................... 700 736,392
AEGON Funding Co. LLC, 5.50%, 04/16/27
(b)
. USD 1,773 1,787,724
Aegon Ltd., (5-Year EUR Swap Annual +
5.21%), 5.63%
(a) (c) (k)
............... EUR 1,210 1,267,524
Alliant Holdings Intermediate LLC
(b)
4.25% , 10/15/27 .................. USD 1,078 1,042,985
6.75% , 10/15/27 .................. 1,569 1,562,081
6.75% , 04/15/28 .................. 337 340,558
5.88% , 11/01/29 .................. 1,156 1,112,048
7.00% , 01/15/31 .................. 903 918,833
7.38% , 10/01/32 .................. 980 1,001,363
AmWINS Group, Inc.
(b)
6.38% , 02/15/29 .................. 230 232,662
4.88% , 06/30/29 .................. 394 375,269
Aon Corp.
4.50% , 12/15/28 .................. 605 597,092
2.60% , 12/02/31 .................. 207 176,678
5.00% , 09/12/32 .................. 525 516,718
APH Somerset Investor 2 LLC, 7.88%,
11/01/29
(b)
..................... 233 234,899
Ardonagh Finco Ltd.
6.88% , 02/15/31
(c)
................. EUR 5,098 5,434,103
7.75% , 02/15/31
(b)
................. USD 1,256 1,293,002
Ardonagh Group Finance Ltd., 8.88%,
02/15/32
(b)
..................... 1,552 1,607,606
Arthur J Gallagher & Co., 5.15%, 02/15/35 .. 1,235 1,201,868
AssuredPartners, Inc., 7.50%, 02/15/32
(b)
... 382 413,144
Athora Netherlands NV, (5-Year EURIBOR ICE
Swap Rate + 4.57%), 6.75%
(a) (c) (k)
....... EUR 1,800 1,943,460
Aviva plc
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.65%), 6.88%
(a) (c) (k)
GBP 3,778 4,644,394
AXA SA, (5-Year EURIBOR ICE Swap Rate +
3.84%), 6.38%
(a) (c) (k)
............... EUR 1,925 2,141,218
BUPA Finance plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.17%),
4.00%
(a) (c) (k)
.................... GBP 1,366 1,342,379
Dai-ichi Life Insurance Co. Ltd. (The), (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 2.52%), 6.20%
(a) (b) (k)
.. USD 1,180 1,196,339
Howden UK Refinance plc
(b)
7.25% , 02/15/31 .................. 1,800 1,839,144
8.13% , 02/15/32 .................. 778 797,642
HUB International Ltd.
(b)
7.25% , 06/15/30 .................. 3,652 3,776,091
7.38% , 01/31/32 .................. 4,167 4,284,770

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Jones Deslauriers Insurance Management,
Inc.
(b)
8.50% , 03/15/30 .................. USD 446 $ 474,617
10.50% , 12/15/30 ................. 641 694,005
Just Group plc
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.27%), 5.00%
(a) (c) (k)
GBP 791 835,661
Legal & General Group plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.38%), 5.63%
(a) (c) (k)
............... 2,175 2,508,143
Marsh & McLennan Cos., Inc.
2.25% , 11/15/30 .................. USD 204 176,581
5.88% , 08/01/33 .................. 370 387,379
Met Tower Global Funding, 5.25%, 04/12/29
(b)
2,621 2,666,387
Metropolitan Life Global Funding I
(b)
4.85% , 01/08/29 .................. 300 299,981
3.05% , 06/17/29 .................. 150 139,256
2.95% , 04/09/30 .................. 717 650,734
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
3,150 3,225,817
Phoenix Group Holdings plc, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.19%), 8.50%
(a) (c) (k)
........ 5,440 5,609,347
Ryan Specialty LLC
(b)
4.38% , 02/01/30 .................. 392 369,853
5.88% , 08/01/32 .................. 360 356,717
SCOR SE, (5-Year EURIBOR ICE Swap Rate +
3.86%), 6.00%
(a) (c) (k)
............... EUR 400 420,146
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34
(c)
2,200 2,421,933
USI, Inc., 7.50%, 01/15/32
(b)
........... USD 513 535,426
66,353,825
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
3.85% , 08/15/32 .................. 344 320,376
4.75% , 08/15/34 .................. 8,529 8,325,736
8,646,112
IT Services — 0.2%
Acuris Finance US, Inc.
(b)
5.00% , 05/01/28 .................. 563 521,622
9.00% , 08/01/29 .................. 200 199,798
Almaviva-The Italian Innovation Co. SpA,
5.00%, 10/30/30
(c)
................ EUR 1,349 1,423,943
Atos SE
(c)(d)
9.00% , 12/18/29 .................. 2,372 2,534,856
5.00% , 12/18/30 .................. 3,406 2,248,873
CA Magnum Holdings, 5.38%, 10/31/26
(b)
... USD 946 926,134
Cablevision Lightpath LLC
(b)
3.88% , 09/15/27 .................. 493 465,069
5.63% , 09/15/28 .................. 311 291,304
Engineering - Ingegneria Informatica - SpA
(c)
11.13% , 05/15/28 ................. EUR 1,027 1,138,156
(3-mo. EURIBOR + 5.75%), 8.39% ,
02/15/30
(a)
.................... 423 443,428
8.63% , 02/15/30 .................. 685 737,357
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
USD 909 937,230
IBM International Capital Pte. Ltd., 4.90%,
02/05/34 ...................... 166 161,538
International Business Machines Corp., 4.75%,
02/06/33 ...................... 1,447 1,417,750
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
..................... 1,299 1,224,607
OVH Groupe SAS, 4.75%, 02/05/31
(c)
..... EUR 930 972,018
Snowflake, Inc.
(b)(m)(n)
0.00% , 10/01/27 .................. USD 236 309,160
0.00% , 10/01/29 .................. 404 535,906
Security
Par (000)
Par (000) Value
IT Services (continued)
Twilio, Inc.
3.63% , 03/15/29 .................. USD 160 $ 148,711
3.88% , 03/15/31 .................. 139 126,271
United Group BV
(c)
4.00% , 11/15/27 .................. EUR 1,658 1,710,188
3.63% , 02/15/28 .................. 601 613,144
4.63% , 08/15/28 .................. 142 147,151
6.75% , 02/15/31 .................. 372 403,530
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
7.27% , 02/15/31
(a)
............... 604 628,939
6.50% , 10/31/31 .................. 815 883,528
21,150,211
Life Sciences Tools & Services — 0.0%
Charles River Laboratories International, Inc.,
4.00%, 03/15/31
(b)
................ USD 201 180,690
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
... 231 231,907
Thermo Fisher Scientific, Inc.
2.60% , 10/01/29 .................. 173 157,918
4.98% , 08/10/30 .................. 195 196,741
5.09% , 08/10/33 .................. 125 124,529
891,785
Machinery — 0.2%
ATS Corp., 4.13%, 12/15/28
(b)
.......... 314 293,391
Chart Industries, Inc.
(b)
7.50% , 01/01/30 .................. 351 366,701
9.50% , 01/01/31 .................. 232 250,137
Daimler Truck Finance North America LLC
(b)
2.00% , 12/14/26 .................. 500 475,365
3.65% , 04/07/27 .................. 336 328,078
Dynamo Newco II GmbH, 6.25%, 10/15/31
(c)
. EUR 989 1,047,840
Esab Corp., 6.25%, 04/15/29
(b)
.......... USD 292 295,931
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29
(b)
..................... 272 233,240
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(b)
..................... 1,101 1,154,382
IMA Industria Macchine Automatiche SpA
(c)
3.75% , 01/15/28 .................. EUR 118 121,342
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
6.54% , 04/15/29
(a)
............... 3,178 3,320,760
Ingersoll Rand, Inc.
5.70% , 08/14/33 .................. USD 616 630,317
5.45% , 06/15/34 .................. 929 932,509
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(b)
. 143 148,651
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
205 191,394
Nova Alexandre III SAS
(3-mo. EURIBOR at 0.00% Floor + 5.25%),
8.03% , 07/15/29
(a) (c)
.............. EUR 1,871 1,934,968
Otis Worldwide Corp.
2.57% , 02/15/30 .................. USD 337 301,004
5.13% , 11/19/31 .................. 153 153,232
Terex Corp.
(b)
5.00% , 05/15/29 .................. 197 189,522
6.25% , 10/15/32 .................. 187 184,976
TK Elevator Holdco GmbH
6.63% , 07/15/28
(c)
................. EUR 1,820 1,894,583
7.63% , 07/15/28
(b)
................. USD 977 985,017
TK Elevator Midco GmbH
4.38% , 07/15/27
(c)
................. EUR 1,341 1,389,700
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 1,544 1,526,755
Wabash National Corp., 4.50%, 10/15/28
(b)
.. 513 473,605
18,823,400
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28
(b)
........ 1,890 1,923,835

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media — 0.6%
Cable One, Inc.
0.00% , 03/15/26
(m) (n)
............... USD 219 $ 205,312
4.00% , 11/15/30
(b)
................. 553 452,091
Charter Communications Operating LLC
6.10% , 06/01/29 .................. 289 295,583
2.80% , 04/01/31 .................. 9,822 8,341,472
2.30% , 02/01/32 .................. 2,482 1,968,349
6.65% , 02/01/34 .................. 1,807 1,859,955
6.55% , 06/01/34 .................. 3,000 3,068,364
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 .................. 600 584,470
7.75% , 04/15/28 .................. 208 192,810
9.00% , 09/15/28 .................. 652 685,454
7.50% , 06/01/29 .................. 1,007 896,565
7.88% , 04/01/30 .................. 1,309 1,354,612
CMG Media Corp., 8.88%, 06/18/29
(b)
..... 404 325,515
Comcast Corp.
2.65% , 02/01/30 .................. 562 506,020
3.40% , 04/01/30 .................. 552 513,535
4.25% , 10/15/30 .................. 132 127,551
1.95% , 01/15/31 .................. 685 577,737
1.50% , 02/15/31 .................. 223 182,531
CSC Holdings LLC
(b)
5.50% , 04/15/27 .................. 415 384,276
5.38% , 02/01/28 .................. 600 527,483
11.25% , 05/15/28 ................. 220 218,142
11.75% , 01/31/29 ................. 1,476 1,468,748
4.13% , 12/01/30 .................. 200 150,981
3.38% , 02/15/31 .................. 400 290,747
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
.. 1,397 1,383,431
DISH DBS Corp.
(b)
5.25% , 12/01/26 .................. 760 702,352
5.75% , 12/01/28 .................. 810 701,746
DISH Network Corp., 11.75%, 11/15/27
(b)
... 1,944 2,052,660
EchoStar Corp.
10.75% , 11/30/29 ................. 1,896 2,043,545
6.75% , 11/30/30 .................. 2,009 1,712,422
GCI LLC, 4.75%, 10/15/28
(b)
........... 320 301,898
Gray Media, Inc., 10.50%, 07/15/29
(b)
...... 853 892,945
Grupo Televisa SAB, 8.50%, 03/11/32 ..... 30 32,634
Interpublic Group of Cos., Inc. (The)
4.65% , 10/01/28 .................. 289 287,029
4.75% , 03/30/30 .................. 367 363,554
2.40% , 03/01/31 .................. 543 464,439
Lamar Media Corp., 4.00%, 02/15/30 ...... 118 108,860
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
..................... 670 613,178
Midcontinent Communications, 8.00%,
08/15/32
(b)
..................... 561 575,747
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
.. 890 758,706
Outfront Media Capital LLC
(b)
4.25% , 01/15/29 .................. 241 225,621
4.63% , 03/15/30 .................. 361 335,575
7.38% , 02/15/31 .................. 192 201,182
Paramount Global
4.95% , 01/15/31 .................. 244 231,134
4.20% , 05/19/32 .................. 447 398,391
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
.... 371 328,617
SES SA, (5-Year EURIBOR ICE Swap Rate +
3.59%), 6.00%, 09/12/54
(a) (c)
.......... EUR 1,372 1,181,770
Sinclair Television Group, Inc., 8.13%,
02/15/33
(b)
..................... USD 745 749,143
Sirius XM Radio LLC
(b)
3.13% , 09/01/26 .................. 680 657,462
5.00% , 08/01/27 .................. 26 25,531
Security
Par (000)
Par (000) Value
Media (continued)
4.00% , 07/15/28 .................. USD 191 $ 178,605
Stagwell Global LLC, 5.63%, 08/15/29
(b)
.... 608 586,709
Summer BC Holdco B SARL, 5.75%, 10/31/26
(c)
EUR 1,519 1,576,142
Summer BidCo BV, 10.00%, (10.00% Cash or
10.75% PIK), 02/15/29
(c) (j)
........... 514 470,858
Sunrise FinCo. I BV, 4.88%, 07/15/31
(b)
.... USD 4,082 3,788,382
Tele Columbus AG, 10.00%, (10.00% Cash or
10.00% PIK), 01/01/29
(a) (c) (j)
.......... EUR 3,860 2,534,507
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ USD 4,400 4,246,000
Univision Communications, Inc.
(b)
6.63% , 06/01/27 .................. 612 612,159
8.00% , 08/15/28 .................. 704 719,672
8.50% , 07/31/31 .................. 610 612,689
Virgin Media O2 Vendor Financing Notes V
DAC, 7.88%, 03/15/32
(c)
............ GBP 3,334 4,093,522
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(c)
................ 1,446 1,674,340
VZ Secured Financing BV, 3.50%, 01/15/32
(c)
. EUR 234 225,743
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
..... USD 200 181,894
Ziggo BV
2.88% , 01/15/30
(c)
................. EUR 1,933 1,893,186
4.88% , 01/15/30
(b)
................. USD 200 187,350
66,089,633
Metals & Mining — 0.3%
Anglo American Capital plc, 5.75%, 04/05/34
(b)
1,449 1,461,983
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ...................... 840 755,647
Antofagasta plc, 2.38%, 10/14/30
(b)
....... 674 564,199
Arsenal AIC Parent LLC
(b)
8.00% , 10/01/30 .................. 240 249,521
11.50% , 10/01/31 ................. 1,202 1,341,985
ATI, Inc.
4.88% , 10/01/29 .................. 296 283,132
7.25% , 08/15/30 .................. 188 194,784
5.13% , 10/01/31 .................. 360 340,710
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 1,156 1,164,873
Carpenter Technology Corp., 7.63%, 03/15/30 459 473,953
Cleveland-Cliffs, Inc.
(b)
6.88% , 11/01/29 .................. 234 234,724
7.38% , 05/01/33 .................. 188 186,961
Constellium SE
5.63% , 06/15/28
(b)
................. 250 245,260
3.75% , 04/15/29
(b)
................. 1,043 950,823
5.38% , 08/15/32
(c)
................. EUR 1,228 1,272,340
6.38% , 08/15/32
(b)
................. USD 338 333,166
CSN Resources SA, 8.88%, 12/05/30
(b)
.... 1,069 1,055,317
ERO Copper Corp., 6.50%, 02/15/30
(b)
..... 463 450,267
First Quantum Minerals Ltd., 9.38%, 03/01/29
(b)
853 902,849
Freeport-McMoRan, Inc.
4.38% , 08/01/28 .................. 500 487,680
5.40% , 11/14/34 .................. 191 188,225
Fresnillo plc, 4.25%, 10/02/50
(b)
......... 616 429,894
Glencore Funding LLC
(b)
6.50% , 10/06/33 .................. 1,787 1,902,933
5.63% , 04/04/34 .................. 1,376 1,377,339
Kaiser Aluminum Corp.
(b)
4.63% , 03/01/28 .................. 76 73,234
4.50% , 06/01/31 .................. 1,335 1,198,804
Mineral Resources Ltd., 9.25%, 10/01/28
(b)
.. 62 65,574
Navoi Mining & Metallurgical Combinat
(b)
6.70% , 10/17/28 .................. 411 412,439
6.95% , 10/17/31 .................. 519 514,945
Novelis Corp.
(b)
3.25% , 11/15/26 .................. 651 629,046

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
4.75% , 01/30/30 .................. USD 312 $ 292,890
3.88% , 08/15/31 .................. 728 637,712
Novelis, Inc., 6.88%, 01/30/30
(b)
......... 505 516,999
POSCO, 5.75%, 01/17/28
(b)
............ 309 315,409
Samarco Mineracao SA, 9.00%, (9.00% Cash
or 9.00% PIK), 06/30/31
(c) (j)
.......... 784 739,494
Steel Dynamics, Inc., 5.38%, 08/15/34 ..... 1,870 1,855,146
Stillwater Mining Co., 4.00%, 11/16/26
(c)
.... 621 588,789
Vale Overseas Ltd.
3.75% , 07/08/30 .................. 1,663 1,530,376
6.13% , 06/12/33 .................. 1,674 1,705,186
6.40% , 06/28/54 .................. 575 568,977
Vedanta Resources Finance II plc
(b)
9.48% , 07/24/30 .................. 298 297,791
9.85% , 04/24/33 .................. 384 386,765
Volcan Cia Minera SAA, 8.75%, 01/24/30
(b)
.. 1,035 983,923
30,162,064
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Blackstone Mortgage Trust, Inc.
3.75% , 01/15/27 .................. 188 179,936
7.75% , 12/01/29 .................. 108 111,241
Ladder Capital Finance Holdings LLLP, 7.00%,
07/15/31 ...................... 248 255,269
Starwood Property Trust, Inc.
7.25% , 04/01/29 .................. 368 380,139
6.00% , 04/15/30 .................. 94 92,642
6.50% , 07/01/30 .................. 179 180,712
1,199,939
Multi-Utilities — 0.1%
A2A SpA, (5-Year EURIBOR ICE Swap Rate +
2.26%), 5.00%
(a) (c) (k)
............... EUR 1,975 2,112,226
Algonquin Power & Utilities Corp., 5.37%,
06/15/26
(d)
..................... USD 2,940 2,954,725
Berkshire Hathaway Energy Co.
3.70% , 07/15/30 .................. 444 418,743
1.65% , 05/15/31 .................. 668 546,836
CenterPoint Energy, Inc.
(a)
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
6.85% , 02/15/55 ................ 149 151,124
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.59%), 6.70% ,
05/15/55 ..................... 1,545 1,536,446
Centrica plc, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.51%), 6.50%,
05/21/55
(a) (c)
.................... GBP 1,377 1,737,238
Consumers Energy Co.
4.90% , 02/15/29 .................. USD 599 601,388
4.60% , 05/30/29 .................. 751 746,180
4.70% , 01/15/30 .................. 258 256,209
Dominion Energy, Inc.
(a)
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00% , 06/01/54 ................ 290 306,735
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.21%), 6.63% ,
05/15/55 ..................... 668 674,577
NiSource, Inc.
5.25% , 03/30/28 .................. 500 505,464
5.40% , 06/30/33 .................. 660 657,324
5.35% , 04/01/34 .................. 462 458,787
San Diego Gas & Electric Co.
4.95% , 08/15/28 .................. 150 150,126
Series VVV , 1.70% , 10/01/30 .......... 186 155,271
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Sempra
3.40% , 02/01/28 .................. USD 137 $ 131,160
3.70% , 04/01/29 .................. 1,058 1,003,063
15,103,622
Oil, Gas & Consumable Fuels — 1.2%
Adnoc Murban Rsc Ltd., 5.13%, 09/11/54
(b)
.. 831 751,016
Aethon United BR LP, 7.50%, 10/01/29
(b)
.... 411 421,509
Antero Midstream Partners LP, 6.63%,
02/01/32
(b)
..................... 297 303,359
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 .................. 179 221,466
5.88% , 06/30/29 .................. 435 428,018
Azule Energy Finance plc, 8.13%, 01/23/30
(b)
. 521 527,877
Baytex Energy Corp., 8.50%, 04/30/30
(b)
.... 108 111,267
Blue Racer Midstream LLC
(b)
7.00% , 07/15/29 .................. 246 252,697
7.25% , 07/15/32 .................. 198 207,190
Buckeye Partners LP
6.88% , 07/01/29
(b)
................. 107 109,543
6.75% , 02/01/30
(b)
................. 98 99,694
5.85% , 11/15/43 .................. 249 218,280
5.60% , 10/15/44 .................. 194 161,699
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 .................. 862 866,809
3.70% , 11/15/29 .................. 547 514,370
Cheniere Energy Partners LP
4.00% , 03/01/31 .................. 2,528 2,340,149
5.95% , 06/30/33 .................. 302 308,588
5.75% , 08/15/34 .................. 1,051 1,053,133
Cheniere Energy, Inc., 5.65%, 04/15/34 .... 1,830 1,829,404
Chevron Corp.
2.00% , 05/11/27 .................. 383 363,574
2.24% , 05/11/30 .................. 376 331,809
CITGO Petroleum Corp.
(b)
7.00% , 06/15/25 .................. 663 663,467
8.38% , 01/15/29 .................. 472 487,715
Civitas Resources, Inc.
(b)
8.38% , 07/01/28 .................. 254 265,651
8.63% , 11/01/30 .................. 533 564,960
8.75% , 07/01/31 .................. 408 430,302
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
425 391,670
CNX Resources Corp., 7.25%, 03/01/32
(b)
... 128 130,527
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 .................. 818 802,912
5.88% , 01/15/30 .................. 245 231,870
ConocoPhillips Co., 5.00%, 01/15/35 ...... 417 404,929
Cosan Luxembourg SA, 7.25%, 06/27/31
(b)
.. 794 800,511
Coterra Energy, Inc.
4.38% , 03/15/29 .................. 227 220,824
5.40% , 02/15/35 .................. 888 863,244
CQP Holdco LP, 5.50%, 06/15/31
(b)
....... 923 889,989
Crescent Energy Finance LLC
(b)
7.63% , 04/01/32 .................. 538 541,724
7.38% , 01/15/33 .................. 657 655,846
DCP Midstream Operating LP
8.13% , 08/16/30 .................. 635 717,044
3.25% , 02/15/32 .................. 3,474 2,985,041
Devon Energy Corp., 5.20%, 09/15/34 ..... 362 343,404
Diamondback Energy, Inc., 5.40%, 04/18/34 . 4,305 4,242,731
DT Midstream, Inc.
(b)
4.13% , 06/15/29 .................. 584 552,123
4.38% , 06/15/31 .................. 146 135,044
Eastern Energy Gas Holdings LLC, 5.80%,
01/15/35 ...................... 2,919 2,968,040

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
EIG Pearl Holdings SARL
(b)
3.55% , 08/31/36 .................. USD 1,873 $ 1,623,657
4.39% , 11/30/46 .................. 1,166 913,852
Enbridge, Inc.
2.50% , 08/01/33 .................. 360 289,346
5.63% , 04/05/34 .................. 859 861,476
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20% ,
06/27/54
(a)
.................... 174 178,155
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38% ,
03/15/55
(a)
.................... 273 282,911
Encino Acquisition Partners Holdings LLC,
8.75%, 05/01/31
(b)
................ 233 247,720
Energy Transfer LP
6.10% , 12/01/28 .................. 1,805 1,871,404
3.75% , 05/15/30 .................. 335 313,047
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13%
(a) (k)
..................... 701 710,920
6.40% , 12/01/30 .................. 2,553 2,694,891
6.55% , 12/01/33 .................. 3,280 3,483,672
5.60% , 09/01/34 .................. 3,308 3,288,239
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54
(a)
.................... 708 747,227
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13% ,
10/01/54
(a)
.................... 332 340,189
Eni SpA, (5-Year EUR Swap Annual + 2.22%),
4.50%
(a) (c) (k)
.................... EUR 1,525 1,593,900
Enterprise Products Operating LLC
(a)
Series E , (3-mo. CME Term SOFR + 3.29%),
5.25% , 08/16/77 ................ USD 76 74,560
(3-mo. CME Term SOFR + 2.83%), 5.38% ,
02/15/78 ..................... 99 96,358
EQM Midstream Partners LP
(b)
4.50% , 01/15/29 .................. 49 47,237
6.38% , 04/01/29 .................. 239 242,977
7.50% , 06/01/30 .................. 205 220,816
EQT Corp.
3.13% , 05/15/26
(b)
................. 37 36,152
5.00% , 01/15/29 .................. 165 163,979
3.63% , 05/15/31
(b)
................. 969 871,894
5.75% , 02/01/34 .................. 2,906 2,907,326
Expand Energy Corp.
5.38% , 02/01/29 .................. 1,818 1,796,207
5.88% , 02/01/29
(b)
................. 875 871,273
5.38% , 03/15/30 .................. 2,551 2,504,967
5.70% , 01/15/35 .................. 1,095 1,079,859
Exxon Mobil Corp., 3.48%, 03/19/30 ...... 321 303,227
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(c)
..................... 625 502,876
Genesis Energy LP
7.75% , 02/01/28 .................. 239 241,991
8.25% , 01/15/29 .................. 285 291,671
8.88% , 04/15/30 .................. 210 217,693
7.88% , 05/15/32 .................. 791 792,329
8.00% , 05/15/33 .................. 403 403,085
GNL Quintero SA, 4.63%, 07/31/29
(c)
...... 424 416,927
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(b)
..................... 197 200,473
Harvest Midstream I LP, 7.50%, 05/15/32
(b)
.. 124 129,040
Hess Corp.
4.30% , 04/01/27 .................. 1,326 1,312,495
7.30% , 08/15/31 .................. 500 557,015
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Hess Midstream Operations LP, 6.50%,
06/01/29
(b)
..................... USD 282 $ 287,703
Hilcorp Energy I LP
(b)
6.25% , 11/01/28 .................. 143 142,019
5.75% , 02/01/29 .................. 384 373,224
8.38% , 11/01/33 .................. 329 343,385
6.88% , 05/15/34 .................. 653 629,814
7.25% , 02/15/35 .................. 149 145,570
Howard Midstream Energy Partners LLC
(b)
8.88% , 07/15/28 .................. 352 371,281
7.38% , 07/15/32 .................. 255 265,090
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... 711 664,508
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
..................... 466 386,780
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30
(b)
572 574,209
Kinder Morgan, Inc.
5.10% , 08/01/29 .................. 449 449,646
5.20% , 06/01/33 .................. 445 434,863
5.40% , 02/01/34 .................. 1,805 1,778,613
Kinetik Holdings LP
(b)
6.63% , 12/15/28 .................. 116 118,616
5.88% , 06/15/30 .................. 62 61,515
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(b)
..................... 155 155,663
Matador Resources Co.
(b)
6.88% , 04/15/28 .................. 359 365,627
6.50% , 04/15/32 .................. 597 598,481
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(b)
388 410,931
Moss Creek Resources Holdings, Inc., 8.25%,
09/01/31
(b)
..................... 102 101,662
Murphy Oil Corp., 5.88%, 12/01/42
(d)
...... 58 50,103
NFE Financing LLC, 12.00%, 11/15/29
(b)
.... 580 605,003
NGL Energy Operating LLC
(b)
8.13% , 02/15/29 .................. 488 500,755
8.38% , 02/15/32 .................. 1,297 1,334,224
Northern Oil & Gas, Inc.
(b)
8.13% , 03/01/28 .................. 196 199,347
3.63% , 04/15/29
(m)
................ 251 288,399
8.75% , 06/15/31 .................. 431 451,939
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
..................... 190 194,499
Northwest Pipeline LLC, 4.00%, 04/01/27 ... 136 133,779
ONEOK, Inc.
6.05% , 09/01/33 .................. 784 805,354
5.05% , 11/01/34 .................. 1,729 1,651,923
ORLEN SA, 6.00%, 01/30/35
(b)
.......... 2,248 2,250,248
Ovintiv, Inc.
5.38% , 01/01/26 .................. 2,231 2,238,506
6.25% , 07/15/33 .................. 2,884 2,957,563
Parkland Corp., 6.63%, 08/15/32
(b)
....... 261 261,610
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
... 367 367,084
Permian Resources Operating LLC
(b)
8.00% , 04/15/27 .................. 384 392,954
7.00% , 01/15/32 .................. 293 300,756
6.25% , 02/01/33 .................. 517 518,251
Petroleos Mexicanos, 7.50%, 03/20/26
(b)
.... 1,193 1,195,983
Pioneer Natural Resources Co.
1.90% , 08/15/30 .................. 1,755 1,501,332
2.15% , 01/15/31 .................. 344 294,140
Pluspetrol Camisea SA, 6.24%, 07/03/36
(b)
.. 605 607,874
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
..... 300 310,246
Raizen Fuels Finance SA
(b)
6.45% , 03/05/34 .................. 839 826,108
6.95% , 03/05/54 .................. 341 329,747

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
..................... USD 162 $ 155,309
Sabine Pass Liquefaction LLC
5.88% , 06/30/26 .................. 139 140,294
5.00% , 03/15/27 .................. 142 142,441
4.50% , 05/15/30 .................. 462 448,268
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(b)
................ 441 458,168
SM Energy Co.
6.50% , 07/15/28 .................. 298 298,327
7.00% , 08/01/32
(b)
................. 138 137,801
South Bow Canadian Infrastructure Holdings
Ltd., (5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.95%), 7.63%,
03/01/55
(a) (b)
.................... 129 132,673
Summit Midstream Holdings LLC, 8.63%,
10/31/29
(b)
..................... 148 155,868
Tallgrass Energy Partners LP
(b)
5.50% , 01/15/28 .................. 283 276,829
7.38% , 02/15/29 .................. 317 322,666
6.00% , 12/31/30 .................. 195 188,230
6.00% , 09/01/31 .................. 136 130,844
Talos Production, Inc.
(b)
9.00% , 02/01/29 .................. 38 39,518
9.38% , 02/01/31 .................. 281 291,975
Targa Resources Corp.
6.13% , 03/15/33 .................. 136 140,526
6.50% , 03/30/34 .................. 3,199 3,385,142
5.50% , 02/15/35 .................. 556 548,393
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
..................... 631 599,186
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a) (c)
..... EUR 2,910 3,322,559
Venture Global Calcasieu Pass LLC, 3.88%,
08/15/29
(b)
..................... USD 127 117,479
Venture Global LNG, Inc.
(b)
9.50% , 02/01/29 .................. 2,485 2,770,042
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.44%),
9.00%
(a) (k)
..................... 3,685 3,840,039
8.38% , 06/01/31 .................. 830 873,543
9.88% , 02/01/32 .................. 1,459 1,606,102
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
... 212 211,222
Viper Energy, Inc., 7.38%, 11/01/31
(b)
...... 2,281 2,385,636
Vista Energy Argentina SAU, 7.63%, 12/10/35
(b)
540 529,065
Vital Energy, Inc.
9.75% , 10/15/30 .................. 234 248,694
7.88% , 04/15/32
(b)
................. 796 785,083
Western Midstream Operating LP, 3.95%,
06/01/25 ...................... 1,264 1,258,975
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
..................... 210 207,281
Williams Cos., Inc. (The), 5.30%, 08/15/28 .. 237 239,772
123,048,929
Paper & Forest Products — 0.1%
Ahlstrom Holding 3 Oy, 4.88%, 02/04/28
(b)
... 3,424 3,249,376
Fedrigoni SpA
6.13% , 06/15/31
(c)
................. EUR 2,626 2,741,239
Fiber Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 4.00%), 6.68%, 01/15/30
(a) (c)
..... 883 921,554
LD Celulose International GmbH, 7.95%,
01/26/32
(b)
..................... USD 570 581,508
Magnera Corp., 7.25%, 11/15/31
(b)
....... 144 142,020
Suzano Austria GmbH
2.50% , 09/15/28 .................. 103 92,796
Security
Par (000)
Par (000) Value
Paper & Forest Products (continued)
Series DM3N , 3.13% , 01/15/32 ........ USD 879 $ 733,965
WEPA Hygieneprodukte GmbH, 5.63%,
01/15/31
(c)
..................... EUR 742 800,629
9,263,087
Passenger Airlines — 0.1%
American Airlines, Inc., 8.50%, 05/15/29
(b)
... USD 478 503,599
AS Mileage Plan IP Ltd.
(b)
5.02% , 10/20/29 .................. 587 576,021
5.31% , 10/20/31 .................. 721 708,605
Azul Secured Finance LLP
11.93% , 08/28/28
(b)
................ 610 568,475
  + 0.00%), 8.25% , 01/24/29
(a) (f)
........ 217 247,241
Deutsche Lufthansa AG, (5-Year EURIBOR ICE
Swap Rate + 2.86%), 5.25%, 01/15/55
(a) (c)
. EUR 2,400 2,495,733
JetBlue Airways Corp., 9.88%, 09/20/31
(b)
... USD 178 188,174
Latam Airlines Group SA, 7.88%, 04/15/30
(b)
. 310 311,550
OneSky Flight LLC, 8.88%, 12/15/29
(b)
..... 296 303,225
United Airlines Pass-Through Trust
Series 2020-1 , Class A , 5.88% , 10/15/27 .. —
(o)
1
Series 2024-1 , Class A , 5.88% , 02/15/37 .. 1,916 1,938,337
United Airlines, Inc., 4.63%, 04/15/29
(b)
..... 654 627,853
8,468,814
Personal Care Products — 0.0%
Perrigo Finance Unlimited Co., 6.13%, 09/30/32 340 333,409
Pharmaceuticals — 0.6%
1375209 BC Ltd., 9.00%, 01/30/28
(b)
...... 448 448,651
Astrazeneca Finance LLC
4.90% , 02/26/31 .................. 37 37,034
4.88% , 03/03/33 .................. 152 150,514
Bausch Health Cos., Inc.
(b)
5.50% , 11/01/25 .................. 324 317,925
6.13% , 02/01/27 .................. 739 675,601
5.75% , 08/15/27 .................. 93 81,382
11.00% , 09/30/28 ................. 1,416 1,320,625
Bayer AG
(a)(c)
(5-Year EUR Swap Annual + 3.75%), 4.50% ,
03/25/82 ..................... EUR 2,200 2,269,203
Series NC5 , (5-Year EUR Swap Annual +
3.43%), 6.63% , 09/25/83 .......... 2,000 2,170,915
(5-Year EUR Swap Annual + 3.90%), 7.00% ,
09/25/83 ..................... 2,000 2,211,738
Bayer Corp., 6.65%, 02/15/28
(b)
......... USD 826 855,549
Bayer US Finance II LLC
(b)
4.25% , 12/15/25 .................. 3,806 3,779,420
4.38% , 12/15/28 .................. 1,722 1,663,967
Bayer US Finance LLC
(b)
6.13% , 11/21/26 .................. 5,163 5,260,886
6.50% , 11/21/33 .................. 2,920 3,007,634
Cheplapharm Arzneimittel GmbH
(c)
4.38% , 01/15/28 .................. EUR 762 715,927
7.50% , 05/15/30 .................. 903 867,704
Eli Lilly & Co., 4.70%, 02/09/34 ......... USD 301 292,211
Endo Finance Holdings, Inc., 8.50%, 04/15/31
(b)
491 525,200
Gruenenthal GmbH
(c)
4.13% , 05/15/28 .................. EUR 1,636 1,701,331
6.75% , 05/15/30 .................. 1,612 1,778,586
4.63% , 11/15/31 .................. 2,066 2,151,413
Nidda Healthcare Holding GmbH
(c)
7.00% , 02/21/30 .................. 3,308 3,613,188
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
6.89% , 10/23/30
(a)
............... 1,458 1,529,659
Organon & Co.
2.88% , 04/30/28
(c)
................. 2,362 2,373,680
4.13% , 04/30/28
(b)
................. USD 200 189,696

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
7.88% , 05/15/34
(b)
................. USD 200 $ 203,915
Pfizer Investment Enterprises Pte. Ltd.
4.65% , 05/19/30 .................. 2,423 2,405,735
4.75% , 05/19/33 .................. 1,932 1,878,041
Rossini SARL
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
6.56% , 12/31/29
(a)
............... EUR 2,711 2,858,883
6.75% , 12/31/29 .................. 1,865 2,051,068
Takeda Pharmaceutical Co. Ltd., 2.05%,
03/31/30 ...................... USD 1,029 893,914
Teva Pharmaceutical Finance Netherlands II BV
7.38% , 09/15/29 .................. EUR 1,101 1,303,510
4.38% , 05/09/30 .................. 2,085 2,202,259
7.88% , 09/15/31 .................. 1,452 1,828,277
Teva Pharmaceutical Finance Netherlands III
BV
3.15% , 10/01/26 .................. USD 611 590,721
7.88% , 09/15/29 .................. 293 315,957
8.13% , 09/15/31 .................. 6,898 7,696,926
64,218,845
Professional Services — 0.1%
Amentum Holdings, Inc., 7.25%, 08/01/32
(b)
.. 275 278,793
CoreLogic, Inc., 4.50%, 05/01/28
(b)
....... 1,379 1,291,175
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(b)
..................... 687 667,757
Equifax, Inc., 4.80%, 09/15/29 .......... 3,307 3,277,369
KBR, Inc., 4.75%, 09/30/28
(b)
........... 49 46,600
La Financiere Atalian, 8.50%, (8.50% Cash or
5.00% PIK), 06/30/28
(c) (j)
............ EUR 1,334 653,675
Science Applications International Corp., 4.88%,
04/01/28
(b)
..................... USD 364 352,618
Verisk Analytics, Inc., 5.25%, 06/05/34 ..... 298 294,736
6,862,723
Real Estate Management & Development — 0.3%
ADLER Financing SARL
Series 1L , 8.25% , 12/31/28 ........... EUR 4,512 4,688,355
Series 1.5L , 14.00% , ( 14.00 % Cash or
14.00 % PIK), 12/31/29
(c) (j)
.......... 506 474,947
ADLER Real Estate GmbH, 3.00%, 04/27/26
(c)
1,100 1,098,461
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ........... USD 423 388,096
7.00% , 04/15/30
(b)
................. 187 171,586
Aroundtown Finance SARL
(a)(c)(k)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.49%), 8.63% .... GBP 329 393,531
(5-Year EURIBOR ICE Swap Rate + 4.51%),
7.13% ....................... EUR 3,642 3,721,790
Aroundtown SA
(c)
(5-Year EUR Swap Annual + 2.42%),
1.63%
(a) (k)
..................... 500 467,543
0.00% , 07/16/26 .................. 400 396,212
0.38% , 04/15/27 .................. 700 678,766
Balder Finland OYJ, 1.00%, 01/20/29
(c)
..... 1,660 1,555,197
BRANICKS Group AG, 2.25%, 09/22/26
(c)
... 900 542,985
Citycon OYJ, (5-Year EURIBOR ICE Swap Rate
+ 4.18%), 3.63%
(a) (c) (k)
.............. 1,597 1,538,619
Citycon Treasury BV
(c)
2.38% , 01/15/27 .................. 483 483,077
5.00% , 03/11/30 .................. 725 754,973
Cushman & Wakefield US Borrower LLC
(b)
6.75% , 05/15/28 .................. USD 314 316,597
8.88% , 09/01/31 .................. 392 422,246
DEMIRE Deutsche Mittelstand Real Estate AG,
5.00%, 12/31/27
(c) (d)
............... EUR 900 881,655
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Fantasia Holdings Group Co. Ltd.
(c)(e)(l)
11.75% , 04/17/22 ................. USD 2,039 $ 50,975
10.88% , 01/09/23 ................. 1,345 33,625
11.88% , 06/01/23 ................. 1,500 37,500
9.25% , 07/28/23 .................. 3,540 88,500
7.95% , 07/05/24 .................. 1,650 41,250
12.25% , 10/18/24 ................. 3,269 81,725
9.88% , 10/19/24 .................. 2,640 66,000
15.00% , 12/18/24 ................. 1,735 43,375
Fastighets AB Balder, 1.13%, 01/29/27
(c)
.... EUR 444 442,284
Heimstaden Bostad AB
(c)
(5-Year EUR Swap Annual + 3.91%),
3.38%
(a) (k)
..................... 1,124 1,129,745
1.13% , 01/21/26 .................. 220 223,398
(5-Year EUR Swap Annual + 3.15%),
2.63%
(a) (k)
..................... 1,725 1,643,848
Heimstaden Bostad Treasury BV
(c)
0.63% , 07/24/25 .................. 216 220,794
1.38% , 03/03/27 .................. 203 201,317
1.00% , 04/13/28 .................. 422 398,570
Howard Hughes Corp. (The)
(b)
4.13% , 02/01/29 .................. USD 149 136,900
4.38% , 02/01/31 .................. 104 92,769
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.54%), 6.38%
(a) (c) (k)
........ 544 542,980
Modernland Overseas Pte. Ltd.
(c)
5.00% , ( 5.00 % Cash or 3.00 % PIK),
04/30/27
(e) (j) (l)
................... 1,250 309,375
Series 2 , 6.00% , 04/30/27 ............ 126 5,496
Sunac China Holdings Ltd.
(c)(e)(j)(l)
6.00% , ( 6.00 % Cash or 6.00 % PIK),
09/30/26 ..................... 135 —
6.25% , ( 6.25 % Cash or 6.25 % PIK),
09/30/27 ..................... 136 —
6.50% , ( 6.50 % Cash or 6.50 % PIK),
09/30/27 ..................... 272 —
6.75% , ( 6.75 % Cash or 6.75 % PIK),
09/30/28 ..................... 409 —
7.00% , ( 7.00 % Cash or 7.00 % PIK),
09/30/29 ..................... 410 —
7.25% , ( 7.25 % Cash or 7.25 % PIK),
09/30/30 ..................... 193 —
Vivion Investments SARL, 6.50%, (6.50% Cash
or 6.50% PIK), 08/31/28
(c) (j)
.......... EUR 2,724 2,652,934
27,417,996
Residential REITs — 0.0%
American Homes 4 Rent LP
5.50% , 02/01/34 .................. USD 320 318,130
5.50% , 07/15/34 .................. 903 893,792
5.25% , 03/15/35 .................. 187 181,596
AvalonBay Communities, Inc., 5.00%, 02/15/33 493 487,093
Camden Property Trust, 2.80%, 05/15/30 ... 1,243 1,118,978
Invitation Homes Operating Partnership LP
5.50% , 08/15/33 .................. 860 856,278
4.88% , 02/01/35 .................. 584 552,205
UDR, Inc., 4.40%, 01/26/29 ............ 190 185,229
4,593,301
Retail REITs — 0.0%
Brixmor Operating Partnership LP
4.13% , 05/15/29 .................. 281 270,341
5.75% , 02/15/35 .................. 149 150,149
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
..................... 419 402,825
Realty Income Corp., 5.13%, 02/15/34 ..... 1,237 1,213,169

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Retail REITs (continued)
Regency Centers LP
5.25% , 01/15/34 .................. USD 775 $ 766,107
5.10% , 01/15/35 .................. 471 459,146
3,261,737
Semiconductors & Semiconductor Equipment — 0.2%
ams-OSRAM AG
10.50% , 03/30/29
(c)
................ EUR 882 901,006
Analog Devices, Inc., 2.10%, 10/01/31 ..... USD 480 405,047
AP Grange Holdings LLC, (Acquired 06/21/24,
cost $727,000), 6.50%, 03/20/45
(f) (g)
..... 727 717,040
Broadcom Corp., 3.50%, 01/15/28 ....... 331 319,508
Broadcom, Inc.
4.15% , 11/15/30 .................. 2,103 2,011,568
4.15% , 04/15/32
(b)
................. 2,564 2,398,421
4.30% , 11/15/32 .................. 1,574 1,480,924
3.42% , 04/15/33
(b)
................. 3,526 3,083,062
4.80% , 10/15/34 .................. 1,307 1,251,457
Entegris, Inc., 4.75%, 04/15/29
(b)
........ 454 437,740
Foundry JV Holdco LLC
(b)
5.90% , 01/25/30 .................. 2,863 2,928,500
6.25% , 01/25/35 .................. 202 205,910
Lam Research Corp.
4.00% , 03/15/29 .................. 200 195,180
1.90% , 06/15/30 .................. 122 105,301
Micron Technology, Inc., 5.88%, 02/09/33 ... 915 936,065
MKS Instruments, Inc., 1.25%, 06/01/30
(b) (m)
.. 477 484,038
NXP BV
3.40% , 05/01/30 .................. 497 458,034
2.50% , 05/11/31 .................. 654 558,784
2.65% , 02/15/32 .................. 1,254 1,055,392
ON Semiconductor Corp., 0.50%, 03/01/29
(m)
. 275 247,062
SK Hynix, Inc., 6.50%, 01/17/33
(b)
........ 576 608,579
20,788,618
Software — 0.5%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
. 3,872 3,746,314
Camelot Finance SA, 4.50%, 11/01/26
(b)
.... 450 441,787
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
.. 975 1,025,168
Cedacri Mergeco SpA
(a)(c)
(3-mo. EURIBOR at 4.63% Floor + 4.63%),
7.65% , 05/15/28 ................ EUR 865 900,761
(3-mo. EURIBOR at 0.00% Floor + 5.50%),
8.52% , 05/15/28 ................ 1,876 1,963,191
Central Parent LLC, 8.00%, 06/15/29
(b)
..... USD 480 465,146
Central Parent, Inc., 7.25%, 06/15/29
(b)
..... 385 365,665
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 .................. 1,213 1,142,883
4.88% , 07/01/29 .................. 910 853,016
Cloud Software Group, Inc.
(b)
6.50% , 03/31/29 .................. 3,064 3,011,877
9.00% , 09/30/29 .................. 4,088 4,186,733
8.25% , 06/30/32 .................. 2,669 2,774,201
Elastic NV, 4.13%, 07/15/29
(b)
.......... 613 573,276
Ellucian Holdings, Inc., 6.50%, 12/01/29
(b)
... 531 534,201
Fair Isaac Corp., 4.00%, 06/15/28
(b)
....... 469 446,737
Helios Software Holdings, Inc.
4.63% , 05/01/28
(b)
................. 250 230,451
7.88% , 05/01/29
(c)
................. EUR 3,037 3,213,596
8.75% , 05/01/29
(b)
................. USD 200 205,990
McAfee Corp., 7.38%, 02/15/30
(b)
........ 629 619,683
Nutanix, Inc., 0.50%, 12/15/29
(b) (m)
........ 105 109,095
Oracle Corp.
4.20% , 09/27/29 .................. 4,475 4,335,886
2.95% , 04/01/30 .................. 5,702 5,166,740
5.25% , 02/03/32 .................. 1,765 1,760,958
Security
Par (000)
Par (000) Value
Software (continued)
4.30% , 07/08/34 .................. USD 1,727 $ 1,584,014
4.70% , 09/27/34 .................. 406 383,130
SS&C Technologies, Inc.
(b)
5.50% , 09/30/27 .................. 411 409,929
6.50% , 06/01/32 .................. 778 790,727
TeamSystem SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 6.29%, 07/31/31
(a) (c)
..... EUR 1,712 1,786,049
UKG, Inc., 6.88%, 02/01/31
(b)
........... USD 3,576 3,650,957
VMware LLC, 2.20%, 08/15/31 .......... 2,522 2,103,637
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
489 450,570
49,232,368
Specialized REITs — 0.1%
American Tower Corp.
5.50% , 03/15/28 .................. 1,539 1,564,932
5.80% , 11/15/28 .................. 163 167,677
2.30% , 09/15/31 .................. 883 738,740
5.40% , 01/31/35 .................. 3,146 3,120,537
Crown Castle, Inc.
4.45% , 02/15/26 .................. 800 798,113
4.00% , 03/01/27 .................. 1,536 1,512,618
5.00% , 01/11/28 .................. 97 97,259
3.80% , 02/15/28 .................. 622 602,580
4.80% , 09/01/28 .................. 41 40,739
5.60% , 06/01/29 .................. 201 205,149
3.10% , 11/15/29 .................. 404 369,168
2.25% , 01/15/31 .................. 43 36,374
5.10% , 05/01/33 .................. 390 380,923
5.80% , 03/01/34 .................. 124 126,285
Equinix, Inc.
3.20% , 11/18/29 .................. 781 720,553
2.15% , 07/15/30 .................. 60 51,770
2.50% , 05/15/31 .................. 172 147,574
3.90% , 04/15/32 .................. 169 156,006
Extra Space Storage LP
5.40% , 02/01/34 .................. 2,534 2,516,177
5.35% , 01/15/35 .................. 706 695,110
Iron Mountain, Inc.
(b)
7.00% , 02/15/29 .................. 235 241,704
5.25% , 07/15/30 .................. 26 25,005
5.63% , 07/15/32 .................. 245 236,197
6.25% , 01/15/33 .................. 775 776,364
SBA Communications Corp., 3.13%, 02/01/29 347 315,701
15,643,255
Specialty Retail — 0.3%
Afflelou SAS, 6.00%, 07/25/29
(c)
......... EUR 2,302 2,497,111
Asbury Automotive Group, Inc.
4.50% , 03/01/28 .................. USD 123 119,336
4.75% , 03/01/30 .................. 89 84,502
5.00% , 02/15/32
(b)
................. 68 63,624
Bubbles Bidco SpA
(c)
6.50% , 09/30/31 .................. EUR 1,662 1,752,380
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.93% , 09/30/31
(a)
............... 1,621 1,692,345
Carvana Co.
(b)(j)
11.00% , ( 11.00 % Cash or 13.00 % PIK),
06/01/30 ..................... USD 896 664,976
14.00% , ( 14.00 % Cash or 14.00 % PIK),
06/01/31 ..................... 1,312 1,056,904
CD&R Firefly Bidco plc
8.63% , 04/30/29
(c)
................. GBP 3,466 4,431,232
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
USD 221 231,238
Dufry One BV, 4.75%, 04/18/31
(c)
........ EUR 857 919,441
Duomo Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 4.13%), 6.91%, 07/15/31
(a) (c)
..... 2,392 2,497,953

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
eG Global Finance plc, 12.00%, 11/30/28
(b)
.. USD 394 $ 441,712
Fressnapf Holding SE, 5.25%, 10/31/31
(c)
... EUR 1,891 2,005,735
Global Auto Holdings Ltd., 11.50%, 08/15/29
(b)
USD 200 204,305
Goldstory SAS
(c)
6.75% , 02/01/30 .................. EUR 1,798 1,949,427
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
7.06% , 02/01/30
(a)
............... 496 520,715
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
. USD 144 146,363
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... 474 451,057
Home Depot, Inc. (The)
4.85% , 06/25/31 .................. 250 250,181
4.95% , 06/25/34 .................. 1,733 1,710,694
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
212 203,737
LCM Investments Holdings II LLC
(b)
4.88% , 05/01/29 .................. 155 146,983
8.25% , 08/01/31 .................. 544 571,167
Lowe's Cos., Inc., 3.65%, 04/05/29 ....... 2,766 2,641,666
PetSmart, Inc., 7.75%, 02/15/29
(b)
........ 833 830,312
Staples, Inc., 10.75%, 09/01/29
(b)
........ 240 235,211
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
... 2,469 2,470,128
30,790,435
Technology Hardware, Storage & Peripherals — 0.0%
Dell International LLC
5.40% , 04/15/34 .................. 180 179,209
3.45% , 12/15/51 .................. 69 46,350
Diebold Nixdorf, Inc., 7.75%, 03/31/30
(b)
.... 170 175,982
Seagate HDD Cayman
(b)
8.25% , 12/15/29 .................. 241 258,491
8.50% , 07/15/31 .................. 85 90,991
751,023
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc.
(b)
4.25% , 03/15/29 .................. 415 385,966
4.13% , 08/15/31 .................. 40 35,142
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(c) (e) (f) (l) (m)
............ EUR 1,300 520,904
Hanesbrands, Inc.
(b)
4.88% , 05/15/26 .................. USD 406 402,781
9.00% , 02/15/31 .................. 43 45,946
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
.... 221 205,425
PrestigeBidCo GmbH, (3-mo. EURIBOR at
0.00% Floor + 3.75%), 6.54%, 07/01/29
(a) (c)
. EUR 1,061 1,115,541
S&S Holdings LLC, 8.38%, 10/01/31
(b)
..... USD 86 86,298
2,798,003
Tobacco — 0.1%
BAT Capital Corp.
4.70% , 04/02/27 .................. 3,261 3,253,329
3.56% , 08/15/27 .................. 1,263 1,225,129
4.91% , 04/02/30 .................. 388 384,172
6.34% , 08/02/30 .................. 770 813,267
5.83% , 02/20/31 .................. 605 623,025
6.42% , 08/02/33 .................. 1,008 1,065,337
6.00% , 02/20/34 .................. 539 554,221
BAT International Finance plc, 5.93%, 02/02/29 1,086 1,120,625
9,039,105
Trading Companies & Distributors — 0.1%
Air Lease Corp.
2.88% , 01/15/26 .................. 1,449 1,424,322
1.88% , 08/15/26 .................. 1,431 1,368,355
2.20% , 01/15/27 .................. 500 476,059
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
2,394 2,282,423
Beacon Roofing Supply, Inc., 6.50%, 08/01/30
(b)
286 294,936
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
Fortress Transportation & Infrastructure
Investors LLC
(b)
5.50% , 05/01/28 .................. USD 888 $ 867,975
7.88% , 12/01/30 .................. 288 300,484
7.00% , 05/01/31 .................. 1,460 1,479,671
7.00% , 06/15/32 .................. 632 640,728
5.88% , 04/15/33 .................. 847 810,386
GATX Corp., 3.50%, 03/15/28 .......... 225 215,707
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
..................... 126 125,772
Herc Holdings, Inc., 6.63%, 06/15/29
(b)
..... 263 268,794
Imola Merger Corp., 4.75%, 05/15/29
(b)
..... 333 317,596
United Rentals North America, Inc.
(b)
6.00% , 12/15/29 .................. 1,242 1,262,213
6.13% , 03/15/34 .................. 282 282,460
WESCO Distribution, Inc., 6.63%, 03/15/32
(b)
. 107 109,399
12,527,280
Transportation Infrastructure — 0.0%
Abertis Infraestructuras Finance BV, (5-Year
EUR Swap Annual + 3.69%), 3.25%
(a) (c) (k)
.. EUR 400 413,692
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 3.63%, 04/22/29 .. USD 1,257 1,182,221
Connect Finco SARL, 9.00%, 09/15/29
(b)
.... 428 383,628
Eutelsat SA
(c)
2.25% , 07/13/27 .................. EUR 1,000 886,977
1.50% , 10/13/28 .................. 1,400 1,049,330
Kenbourne Invest SA, 4.70%, 01/22/28
(c) (e) (l)
.. USD 787 287,255
Millicom International Cellular SA, 7.38%,
04/02/32
(b)
..................... 1,685 1,707,158
Odido Group Holding BV, 5.50%, 01/15/30
(c)
. EUR 1,239 1,286,495
Rogers Communications, Inc., 3.80%, 03/15/32 USD 5,184 4,649,528
SoftBank Group Corp.
(c)
3.13% , 09/19/25 .................. EUR 1,611 1,662,060
5.00% , 04/15/28 .................. 247 260,482
5.38% , 01/08/29 .................. 1,714 1,825,145
3.38% , 07/06/29 .................. 100 99,251
4.00% , 09/19/29 .................. 2,688 2,732,894
3.88% , 07/06/32 .................. 1,645 1,598,884
5.75% , 07/08/32 .................. 3,421 3,664,499
Telefonica Europe BV
(a)(c)(k)
(8-Year EUR Swap Annual + 2.97%), 3.88% 1,400 1,459,193
(6-Year EUR Swap Annual + 4.32%), 7.13% 900 1,029,383
(7-Year EUR Swap Annual + 3.35%), 6.14% 4,100 4,579,912
(EUAMDB08 + 3.62%), 6.75% ........ 1,200 1,390,898
(EUAMDB08 + 3.12%), 5.75% ........ 2,300 2,537,771
T-Mobile USA, Inc.
3.75% , 04/15/27 ................... USD 5 4,897
4.75% , 02/01/28 .................. 5,648 5,633,462
4.95% , 03/15/28 .................. 753 755,716
3.88% , 04/15/30 .................. 2,183 2,063,508
Vmed O2 UK Financing I plc
4.00% , 01/31/29
(c)
................. GBP 2,059 2,314,891
4.50% , 07/15/31
(c)
................. 2,770 2,950,685
5.63% , 04/15/32
(c)
................. EUR 1,147 1,206,771
7.75% , 04/15/32
(b)
................. USD 200 202,734
Vodafone Group plc
7.88% , 02/15/30 .................. 10 11,333
(5-Year EUR Swap Annual + 3.43%), 4.20% ,
10/03/78
(a) (c)
................... EUR 439 465,379
(5-Year GBP Swap + 3.27%), 4.88% ,
10/03/78
(a) (c)
................... GBP 2,384 2,942,768
(5-Year EUR Swap Annual + 3.00%), 2.63% ,
08/27/80
(a) (c)
................... EUR 785 806,268

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
(5-Year EUR Swap Annual + 3.49%), 6.50% ,
08/30/84
(a) (c)
................... EUR 1,614 $ 1,839,707
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.84%), 8.00% ,
08/30/86
(a) (c)
................... GBP 845 1,131,301
Zegona Finance plc, 6.75%, 07/15/29
(c)
.... EUR 3,672 4,066,615
60,668,999
Total Corporate Bonds — 19 .7%
(Cost: $ 2,112,089,112 ) ............................. 2,087,592,113
Equity-Linked Notes
Aerospace & Defense — 0.3%
(b)(c)
Barclays Bank plc ( AAR Corp. ) ,
21.44% , 03/20/25 ................. 21 3,572,961
Goldman Sachs International ( Boeing Co.
(The) ) , 22.85% , 03/06/25 ............ USD 17 3,027,923
Mizuho Markets Cayman LP ( L3Harris
Technologies, Inc. ) , 15.52% , 02/20/25 .... 42 8,896,941
Morgan Stanley & Co. LLC ( Howmet
Aerospace, Inc. ) , 10.24% , 02/14/25 ..... 44 5,308,837
Societe Generale SA ( GE Aerospace ) ,
7.91% , 03/10/25 .................. 46 9,255,014
Societe Generale SA ( RTX Corp. ) ,
22.58% , 03/17/25 ................. 39 4,952,428
35,014,104
Automobile Components — 0.0%
(b)(c)
UBS AG ( Aptiv plc ) , 31.60% , 03/06/25 ...... 42 2,593,298
UBS AG ( Lear Corp. ) , 28.40% , 03/06/25 .... 21 1,925,721
4,519,019
Automobiles — 0.0%
JPMorgan Structured Products BV ( General
Motors Co. ) , 32.73% , 02/14/25
(b) (c)
...... 69 3,463,351
Banks — 0.8%
(b)(c)
Barclays Bank plc ( Citigroup, Inc. ) ,
15.93% , 03/03/25 ................. 46 3,723,265
Barclays Bank plc ( Kotak Mahindra Bank Ltd. ) ,
11.20% , 03/13/25 ................. 38 4,850,408
Barclays Bank plc (Wells Fargo & Co.)
17.49% , 02/06/25 ................. 244 18,663,251
18.05% , 02/28/25 ................. 80 6,212,705
BMO Capital Markets Corp. ( First Citizens
BancShares, Inc. ) , 27.19% , 02/25/25 .... 6 13,206,263
BNP Paribas SA ( Truist Financial Corp. ) ,
20.17% , 03/04/25 ................. 51 2,450,776
Citigroup, Inc. ( DNB Bank ASA ) ,
24.10% , 02/25/25 ................. 233 2,826,523
Citigroup, Inc. ( Fifth Third Bancorp ) ,
12.77% , 03/06/25 ................. 41 1,818,968
Citigroup, Inc. ( M&T Bank Corp. ) ,
13.20% , 03/03/25 ................. 9 1,844,822
JPMorgan Structured Products BV ( Banco
Santander SA ) , 17.07% , 02/18/25 ...... EUR 91 8,567,144
Mizuho Markets Cayman LP ( Bank of America
Corp. ) , 11.27% , 03/03/25 ............ USD 157 7,287,300
Royal Bank of Canada ( Citizens Financial
Group, Inc. ) , 22.65% , 03/04/25 ........ 51 2,454,496
Royal Bank of Canada ( JPMorgan Chase &
Co. ) , 7.26% , 02/28/25 .............. 48 12,443,359
UBS AG ( DNB Bank ASA ) , 27.00% , 02/20/25 . 257 3,131,967
89,481,247
Security
Par (000)
Par (000) Value
Beverages — 0.1%
(b)(c)
Barclays Bank plc ( Pernod Ricard SA ) ,
20.11% , 03/20/25 ................. EUR 17 $ 1,966,531
BMO Capital Markets Corp. ( Constellation
Brands, Inc. ) , 16.36% , 02/25/25 ........ USD 15 2,661,366
BNP Paribas SA ( Diageo plc ) , 20.49% , 03/04/25 GBP 62 1,849,374
Mizuho Markets Cayman LP ( PepsiCo, Inc. ) ,
11.87% , 02/10/25 ................. USD 19 2,928,274
Societe Generale SA ( Coca-Cola Co. (The) ) ,
8.83% , 02/13/25 .................. 60 3,801,156
Societe Generale SA ( Keurig Dr Pepper, Inc. ) ,
16.71% , 02/10/25 ................. 43 1,368,531
14,575,232
Biotechnology — 0.1%
(b)(c)
Royal Bank of Canada ( AbbVie, Inc. ) ,
17.20% , 02/04/25 ................. 7 1,297,051
Societe Generale SA ( AbbVie, Inc. ) ,
9.01% , 03/18/25 .................. 26 4,871,990
6,169,041
Broadline Retail — 0.1%
(b)(c)
JP Morgan Structured Products BV ( Alibaba
Group Holding Ltd. ) , 26.99% , 02/20/25 ... 30 2,816,733
Royal Bank of Canada ( Amazon.com, Inc. ) ,
23.38% , 03/06/25 ................. 19 4,390,436
Societe Generale SA ( eBay, Inc. ) ,
16.30% , 02/26/25 ................. 58 3,841,560
Societe Generale SA ( PDD Holdings, Inc. ) ,
30.57% , 03/10/25 ................. 33 3,493,604
14,542,333
Building Products — 0.2%
(b)(c)
Barclays Bank plc ( Allegion plc ) ,
7.03% , 02/20/25 .................. 22 2,950,157
Barclays Bank plc ( Johnson Controls
International plc ) , 14.67% , 02/03/25 ..... 48 3,771,620
JPMorgan Structured Products BV ( Johnson
Controls International plc ) , 19.15% , 03/24/25 48 3,769,722
Royal Bank of Canada ( Owens Corning ) ,
20.40% , 02/13/25 ................. 17 3,096,699
UBS AG ( Trane Technologies plc ) ,
11.30% , 02/03/25 ................. 20 7,229,652
20,817,850
Capital Markets — 0.5%
(b)(c)
Barclays Bank plc ( Goldman Sachs Group, Inc.
(The) ) , 11.44% , 02/28/25 ............ 8 4,979,409
Barclays Bank plc ( Morgan Stanley ) ,
16.49% , 03/03/25 ................. 54 7,461,227
BNP Paribas SA ( Nasdaq, Inc. ) ,
10.20% , 03/14/25 ................. 45 3,699,321
HSBC Bank plc ( Charles Schwab Corp. (The) ) ,
14.83% , 03/06/25 ................. 60 4,856,837
JPMorgan Structured Products BV ( CME
Group, Inc. ) , 19.04% , 02/14/25 ........ 18 4,299,853
JPMorgan Structured Products BV ( S&P Global,
Inc. ) , 7.44% , 02/10/25 .............. 31 16,177,295
Societe Generale SA ( LPL Financial Holdings,
Inc. ) , 14.20% , 03/18/25 .............. 12 4,268,646
UBS AG ( KKR & Co., Inc. ) , 12.50% , 02/07/25 . 40 6,608,622
52,351,210
Chemicals — 0.3%
(b)(c)
BMO Capital Markets Corp. (International
Flavors & Fragrances, Inc.)
16.23% , 02/03/25 ................. 54 4,739,490
20.25% , 03/24/25 ................. 54 4,721,925
BNP Paribas SA ( Air Products and Chemicals,
Inc. ) , 15.55% , 02/04/25 .............. 12 3,802,929

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Citigroup, Inc. ( Sherwin-Williams Co. (The) ) ,
11.55% , 03/17/25 ................. USD 8 $ 2,999,037
Royal Bank of Canada ( Axalta Coating Systems
Ltd. ) , 11.72% , 02/06/25 .............. 48 1,726,503
Societe Generale SA ( Air Products and
Chemicals, Inc. ) , 18.01% , 03/17/25 ...... 19 6,246,103
Societe Generale SA ( Albemarle Corp. ) ,
40.11% , 02/10/25 ................. 21 1,807,561
Societe Generale SA ( CF Industries Holdings,
Inc. ) , 13.01% , 02/13/25 .............. 35 3,197,180
Societe Generale SA ( Linde plc ) ,
6.15% , 02/05/25 .................. 4 1,890,631
31,131,359
Commercial Services & Supplies — 0.1%
(b)(c)
Barclays Bank plc ( Republic Services, Inc. ) ,
7.93% , 02/27/25 .................. 33 6,992,231
BNP Paribas SA ( Rentokil Initial plc ) ,
29.92% , 02/18/25 ................. GBP 233 1,155,810
Citigroup, Inc. ( Waste Management, Inc. ) ,
8.35% , 03/17/25 .................. USD 22 4,902,602
13,050,643
Communications Equipment — 0.2%
(b)(c)
Morgan Stanley & Co. LLC ( Arista Networks,
Inc. ) , 15.93% , 02/13/25 .............. 22 9,656,432
Royal Bank of Canada ( Cisco Systems, Inc. ) ,
14.93% , 03/06/25 ................. 125 7,472,192
17,128,624
Construction Materials — 0.0%
(b)(c)
Royal Bank of Canada ( Martin Marietta
Materials, Inc. ) , 10.80% , 02/13/25 ...... 4 2,391,866
Royal Bank of Canada ( Vulcan Materials Co. ) ,
10.66% , 02/19/25 ................. 9 2,444,491
4,836,357
Consumer Finance — 0.1%
(b)(c)
Citigroup, Inc. ( Ally Financial, Inc. ) ,
20.86% , 03/07/25 ................. 125 4,903,867
Societe Generale SA ( Discover Financial
Services ) , 18.70% , 03/10/25 .......... 24 4,871,631
9,775,498
Consumer Staples Distribution & Retail — 0.5%
(b)(c)
Barclays Bank plc ( BJ's Wholesale Club
Holdings, Inc. ) , 10.06% , 03/06/25 ....... 67 6,318,952
Barclays Bank plc ( Kroger Co. (The) ) ,
11.93% , 03/06/25 ................. 41 2,497,195
BMO Capital Markets Corp. ( Target Corp. ) ,
17.34% , 03/05/25 ................. 56 7,778,300
BMO Capital Markets Corp. ( US Foods Holding
Corp. ) , 11.56% , 02/13/25 ............ 63 4,371,282
BMO Capital Markets Corp. ( Walmart, Inc. ) ,
12.30% , 02/19/25 ................. 39 3,701,866
BNP Paribas SA ( Dollar General Corp. ) ,
27.38% , 03/13/25 ................. 46 3,247,781
Goldman Sachs International ( Dollar Tree, Inc. ) ,
34.45% , 03/06/25 ................. 57 4,053,454
HSBC Bank plc ( Sprouts Farmers Market, Inc. ) ,
15.86% , 02/20/25 ................. 46 6,983,958
Mizuho Markets Cayman LP ( Dollar General
Corp. ) , 17.57% , 03/13/25 ............ 52 3,664,865
Mizuho Markets Cayman LP ( Walmart, Inc. ) ,
8.41% , 02/21/25 .................. 68 6,523,889
49,141,542
Security
Par (000)
Par (000) Value
Containers & Packaging — 0.1%
BMO Capital Markets Corp. (Sealed Air Corp.)
(b)
(c)
16.77% , 02/03/25 ................. USD 144 $ 5,107,407
20.51% , 03/24/25 ................. 156 5,475,907
10,583,314
Diversified Telecommunication Services — 0.2%
(b)(c)
Citigroup, Inc. ( Verizon Communications, Inc. ) ,
7.01% , 03/10/25 .................. 154 6,076,954
HSBC Bank plc ( Verizon Communications, Inc. ) ,
18.41% , 02/06/25 ................. 112 4,407,421
Morgan Stanley & Co. LLC ( AT&T, Inc. ) ,
6.50% , 03/12/25 .................. 304 7,245,490
UBS AG ( Singapore Telecommunications Ltd. ) ,
30.60% , 03/06/25 ................. 89 2,412,886
20,142,751
Electric Utilities — 0.2%
(b)(c)
HSBC Bank plc ( PG&E Corp. ) ,
15.88% , 02/20/25 ................. 205 3,237,413
Morgan Stanley & Co. LLC ( Constellation
Energy Corp. ) , 16.94% , 02/28/25 ....... 27 6,949,790
Royal Bank of Canada ( American Electric
Power Co., Inc. ) , 21.72% , 03/06/25 ...... 36 3,497,660
Societe Generale SA ( Entergy Corp. ) ,
23.77% , 03/10/25 ................. 11 920,210
UBS AG ( Exelon Corp. ) , 14.20% , 02/10/25 ... 140 5,529,341
20,134,414
Electrical Equipment — 0.2%
(b)(c)
Morgan Stanley & Co. LLC ( Eaton Corp. plc ) ,
9.65% , 02/03/25 .................. 30 9,940,753
Royal Bank of Canada ( Eaton Corp. plc ) ,
18.40% , 03/18/25 ................. 9 3,065,222
Societe Generale SA ( Emerson Electric Co. ) ,
12.76% , 02/06/25 ................. 39 4,965,885
UBS AG ( GE Vernova, Inc. ) , 22.80% , 02/14/25 24 8,614,954
26,586,814
Electronic Equipment, Instruments & Components — 0.2%
(b)(c)
BNP Paribas SA ( Flex Ltd. ) , 19.08% , 03/14/25 268 11,179,002
Citigroup, Inc. ( Amphenol Corp. ) ,
12.32% , 03/07/25 ................. 63 4,476,168
Citigroup, Inc. ( Keysight Technologies, Inc. ) ,
17.59% , 02/10/25 ................. 26 4,517,558
Royal Bank of Canada ( Zebra Technologies
Corp. ) , 13.97% , 02/12/25 ............ 15 6,026,917
26,199,645
Energy Equipment & Services — 0.1%
(b)(c)
Barclays Bank plc ( Halliburton Co. ) ,
22.25% , 03/07/25 ................. 128 3,392,946
Royal Bank of Canada ( Baker Hughes Co. ) ,
16.73% , 03/18/25 ................. 105 4,862,760
Royal Bank of Canada ( Schlumberger NV ) ,
18.98% , 03/04/25 ................. 55 2,237,660
10,493,366
Entertainment — 0.2%
(b)(c)
JPMorgan Structured Products BV ( Netflix,
Inc. ) , 15.08% , 03/07/25 .............. 15 14,914,289
Societe Generale SA ( Electronic Arts, Inc. ) ,
18.01% , 03/17/25 ................. 48 5,762,196
Societe Generale SA ( Walt Disney Co. (The) ) ,
19.37% , 02/10/25 ................. 25 2,775,672
23,452,157

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services — 0.7%
(b)(c)
Barclays Bank plc ( PayPal Holdings, Inc. ) ,
16.65% , 02/04/25 ................. USD 85 $ 7,494,657
Barclays Bank plc ( Voya Financial, Inc. ) ,
20.21% , 03/17/25 ................. 59 4,133,919
BMO Capital Markets Corp. ( Global Payments,
Inc. ) , 19.34% , 02/13/25 .............. 43 4,827,407
BMO Capital Markets Corp. ( Visa, Inc. ) ,
6.71% , 03/18/25 .................. 36 12,255,229
BNP Paribas SA ( Fidelity National Information
Services, Inc. ) , 22.62% , 03/13/25 ....... 106 8,434,410
Goldman Sachs International ( Mastercard, Inc. ) ,
6.12% , 03/17/25 .................. 21 11,914,287
HSBC Bank plc ( Global Payments, Inc. ) ,
27.31% , 03/06/25 ................. 24 2,608,348
JPMorgan Structured Products BV ( Visa, Inc. ) ,
15.29% , 02/20/25 ................. 17 5,293,897
Mizuho Markets Cayman LP ( Fidelity National
Information Services, Inc. ) , 8.87% , 02/25/25 82 6,654,590
UBS AG ( Fiserv, Inc. ) , 10.90% , 02/06/25 .... 58 12,501,965
76,118,709
Food Products — 0.2%
(b)(c)
Barclays Bank plc ( Archer-Daniels-Midland
Co. ) , 17.01% , 03/11/25 .............. 72 3,653,242
Citigroup, Inc. ( General Mills, Inc. ) ,
15.68% , 02/03/25 ................. 68 4,127,105
JPMorgan Structured Products BV ( Bunge
Global SA ) , 13.35% , 02/06/25 ......... 22 1,682,039
UBS AG ( Kraft Heinz Co. (The) ) ,
15.70% , 02/20/25 ................. 278 8,320,132
17,782,518
Ground Transportation — 0.2%
(b)(c)
BMO Capital Markets Corp. ( Norfolk Southern
Corp. ) , 14.22% , 03/14/25 ............ 14 3,666,314
BNP Paribas SA ( Lyft, Inc. ) , 36.88% , 02/12/25 349 4,663,435
BNP Paribas SA ( Uber Technologies, Inc. ) ,
13.24% , 02/10/25 ................. 140 9,374,560
Mizuho Markets Cayman LP ( Uber
Technologies, Inc. ) , 13.82% , 02/06/25 .... 51 3,404,266
Royal Bank of Canada ( Union Pacific Corp. ) ,
9.81% , 03/10/25 .................. 20 4,893,589
26,002,164
Health Care Equipment & Supplies — 0.4%
(b)(c)
BMO Capital Markets Corp. ( Zimmer Biomet
Holdings, Inc. ) , 10.80% , 02/06/25 ....... 46 5,072,922
Citigroup, Inc. ( Dexcom, Inc. ) , 29.98% , 02/07/25 48 4,064,871
HSBC Bank plc ( Koninklijke Philips NV ) ,
24.40% , 03/04/25 ................. EUR 144 3,836,351
Mizuho Markets Cayman LP ( Baxter
International, Inc. ) , 25.02% , 02/27/25 .... USD 261 8,092,386
Mizuho Markets Cayman LP ( Medtronic plc ) ,
17.37% , 02/14/25 ................. 67 5,808,731
Royal Bank of Canada ( Becton Dickinson &
Co. ) , 10.05% , 02/04/25 .............. 16 3,820,035
Royal Bank of Canada ( GE HealthCare
Technologies, Inc. ) , 10.49% , 02/05/25 .... 75 6,496,804
Societe Generale SA ( Edwards Lifesciences
Corp. ) , 20.18% , 03/10/25 ............ 34 2,414,260
39,606,360
Health Care Providers & Services — 1.2%
(b)(c)
Barclays Bank plc ( UnitedHealth Group, Inc. ) ,
11.39% , 03/03/25 ................. 29 15,650,147
BMO Capital Markets Corp. (CVS Health Corp.)
23.40% , 02/03/25 ................. 165 9,378,410
23.54% , 03/24/25 ................. 198 11,205,763
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
BMO Capital Markets Corp. ( Humana, Inc. ) ,
27.62% , 03/10/25 ................. USD 14 $ 3,845,352
BNP Paribas SA ( Cigna Group (The) ) ,
24.79% , 03/10/25 ................. 16 4,670,250
BNP Paribas SA ( Labcorp Holdings, Inc. ) ,
19.27% , 02/06/25 ................. 30 7,283,716
Citigroup, Inc. ( Cardinal Health, Inc. ) ,
5.86% , 03/17/25 .................. 48 5,932,999
Citigroup, Inc. ( McKesson Corp. ) ,
10.84% , 02/06/25 ................. 11 6,322,477
JPMorgan Structured Products BV ( CVS Health
Corp. ) , 40.54% , 02/06/25 ............ 124 5,834,288
Mizuho Markets Cayman LP ( Centene Corp. ) ,
19.01% , 02/06/25 ................. 44 2,674,215
Mizuho Markets Cayman LP ( Quest
Diagnostics, Inc. ) , 5.30% , 03/17/25 ...... 37 6,022,094
Morgan Stanley & Co. LLC ( Cardinal Health,
Inc. ) , 20.50% , 02/27/25 .............. 102 12,665,674
Societe Generale SA ( Centene Corp. ) ,
26.06% , 02/10/25 ................. 30 1,817,158
Societe Generale SA ( Cigna Group (The) ) ,
14.63% , 02/03/25 ................. 22 6,165,214
Societe Generale SA ( Elevance Health, Inc. ) ,
9.36% , 03/10/25 .................. 23 9,109,750
Societe Generale SA ( Labcorp Holdings, Inc. ) ,
10.65% , 02/14/25 ................. 27 6,487,003
Societe Generale SA ( Molina Healthcare, Inc. ) ,
21.86% , 02/07/25 ................. 21 6,384,722
UBS AG ( Elevance Health, Inc. ) ,
24.40% , 02/20/25 ................. 5 1,740,105
123,189,337
Hotels, Restaurants & Leisure — 0.6%
(b)(c)
Barclays Bank plc ( Royal Caribbean Cruises
Ltd. ) , 22.79% , 03/13/25 ............. 18 4,841,979
Barclays Bank plc ( Shake Shack, Inc. ) ,
23.88% , 02/13/25 ................. 23 2,693,357
BMO Capital Markets Corp. ( Hyatt Hotels
Corp. ) , 15.73% , 02/25/25 ............ 20 3,057,206
BNP Paribas SA ( Brinker International, Inc. ) ,
24.41% , 03/14/25 ................. 24 4,380,238
BNP Paribas SA ( Starbucks Corp. ) ,
14.60% , 03/14/25 ................. 56 6,113,381
Citigroup, Inc. ( Las Vegas Sands Corp. ) ,
23.36% , 03/17/25 ................. 100 4,667,269
HSBC Bank plc ( Booking Holdings, Inc. ) ,
8.61% , 02/20/25 .................. 2 8,342,420
Mizuho Markets Cayman LP ( Aristocrat Leisure
Ltd. ) , 8.82% , 02/05/25 .............. 13 2,544,811
Mizuho Markets Cayman LP ( Domino's Pizza,
Inc. ) , 14.67% , 02/25/25 .............. 5 2,459,925
Royal Bank of Canada ( Chipotle Mexican Grill,
Inc. ) , 12.30% , 02/04/25 .............. 38 2,221,995
Royal Bank of Canada ( McDonald's Corp. ) ,
10.01% , 02/04/25 ................. 25 7,185,060
Royal Bank of Canada ( Yum! Brands, Inc. ) ,
7.69% , 02/04/25 .................. 28 3,631,764
Societe Generale SA ( Aristocrat Leisure Ltd. ) ,
10.61% , 02/04/25 ................. 25 4,839,326
Societe Generale SA ( Hilton Worldwide
Holdings, Inc. ) , 6.84% , 02/07/25 ........ 20 5,083,956
62,062,687

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables — 0.1%
(b)(c)
Barclays Bank plc ( Newell Brands, Inc. ) ,
36.96% , 02/27/25 ................. USD 86 $ 844,303
Goldman Sachs International ( Sony Group
Corp. ) , 11.02% , 02/06/25 ............ 246 4,951,777
5,796,080
Household Products — 0.1%
(b)(c)
Barclays Bank plc ( Henkel AG & Co. KGaA ) ,
15.70% , 03/04/25 ................. EUR 21 1,863,993
Citigroup, Inc. ( Procter & Gamble Co. (The) ) ,
8.32% , 03/07/25 .................. USD 55 9,231,608
11,095,601
Industrial Conglomerates — 0.0%
Barclays Bank plc ( Siemens AG ) ,
30.29% , 03/20/25
(b) (c)
............... EUR 15 3,102,575
Industrial REITs — 0.0%
Barclays Bank plc ( Prologis, Inc. ) ,
12.36% , 03/06/25
(b) (c)
............... USD 41 4,910,729
Insurance — 0.5%
(b)(c)
Barclays Bank plc ( W R Berkley Corp. ) ,
10.18% , 03/13/25 ................. 83 4,839,724
BMO Capital Markets Corp. ( Progressive Corp.
(The) ) , 13.81% , 03/14/25 ............ 25 6,096,446
Citigroup, Inc. ( Aon plc ) , 9.15% , 02/04/25 ... 10 3,694,836
JPMorgan Structured Products BV ( Travelers
Cos., Inc. (The) ) , 10.44% , 03/07/25 ..... 25 6,083,394
Royal Bank of Canada ( American International
Group, Inc. ) , 19.53% , 03/13/25 ........ 80 5,962,729
Societe Generale SA ( Aon plc ) ,
8.63% , 03/18/25 .................. 10 3,651,593
Societe Generale SA ( Arthur J Gallagher & Co. ) ,
10.23% , 03/18/25 ................. 14 4,246,531
Societe Generale SA ( Fidelity National
Financial, Inc. ) , 18.01% , 03/17/25 ....... 131 7,572,741
UBS AG ( Willis Towers Watson plc ) ,
16.10% , 02/20/25 ................. 19 6,013,769
48,161,763
Interactive Media & Services — 0.4%
Citigroup, Inc. ( Meta Platforms, Inc. ) ,
16.60% , 03/17/25
(b) (c)
............... 62 42,854,642
IT Services — 0.2%
(b)(c)
Barclays Bank plc ( Snowflake, Inc. ) ,
30.22% , 02/27/25 ................. 22 3,739,541
Citigroup, Inc. ( International Business Machines
Corp. ) , 15.87% , 03/17/25 ............ 24 6,092,812
UBS AG ( Cognizant Technology Solutions
Corp. ) , 19.80% , 03/06/25 ............ 116 9,248,620
19,080,973
Leisure Products — 0.0%
Royal Bank of Canada ( Hasbro, Inc. ) ,
28.48% , 03/13/25
(b) (c)
............... 60 3,439,633
Life Sciences Tools & Services — 0.2%
(b)(c)
Barclays Bank plc ( Fortrea Holdings, Inc. ) ,
33.94% , 02/03/25 ................. 82 1,369,252
BNP Paribas SA ( Fortrea Holdings, Inc. ) ,
44.41% , 03/24/25 ................. 82 1,366,800
Goldman Sachs International ( Thermo Fisher
Scientific, Inc. ) , 11.77% , 03/17/25 ....... 20 12,043,944
Mizuho Markets Cayman LP ( ICON plc ) ,
34.87% , 02/14/25 ................. 11 2,197,506
Societe Generale SA ( Charles River
Laboratories International, Inc. ) ,
20.25% , 02/13/25 ................. 10 1,615,229
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
Societe Generale SA ( Illumina, Inc. ) ,
31.24% , 02/06/25 ................. USD 21 $ 2,860,188
21,452,919
Machinery — 0.2%
(b)(c)
Barclays Bank plc ( Deere & Co. ) ,
11.15% , 02/13/25 ................. 14 6,212,196
BNP Paribas SA ( Ingersoll Rand, Inc. ) ,
11.03% , 02/12/25 ................. 25 2,324,955
Citigroup, Inc. ( Parker-Hannifin Corp. ) ,
12.40% , 03/17/25 ................. 4 3,082,224
Societe Generale SA ( CNH Industrial NV ) ,
20.04% , 02/10/25 ................. 193 2,432,360
Societe Generale SA ( Westinghouse Air Brake
Technologies Corp. ) , 11.76% , 02/14/25 ... 31 6,361,580
20,413,315
Media — 0.2%
(b)(c)
JPMorgan Structured Products BV ( WPP plc ) ,
16.80% , 02/18/25 ................. GBP 654 6,323,840
Mizuho Markets Cayman LP ( Charter
Communications, Inc. ) , 22.72% , 02/04/25 . USD 13 4,494,020
Morgan Stanley & Co. LLC ( Comcast Corp. ) ,
21.38% , 02/27/25 ................. 256 8,756,651
Societe Generale SA ( Charter Communications,
Inc. ) , 19.53% , 03/18/25 .............. 9 3,059,922
22,634,433
Metals & Mining — 0.1%
(b)(c)
Barclays Bank plc ( Nucor Corp. ) ,
22.41% , 03/13/25 ................. 39 4,902,380
Mizuho Markets Cayman LP ( Teck Resources
Ltd. ) , 32.02% , 02/14/25 ............. 75 3,089,293
Societe Generale SA ( Freeport-McMoRan, Inc. ) ,
15.01% , 03/10/25 ................. 64 2,325,552
10,317,225
Multi-Utilities — 0.0%
Mizuho Markets Cayman LP ( Sempra ) ,
20.41% , 03/13/25
(b) (c)
............... 45 3,779,705
Oil, Gas & Consumable Fuels — 0.3%
(b)(c)
Barclays Bank plc ( Kosmos Energy Ltd. ) ,
26.98% , 03/17/25 ................. 1,053 3,391,899
Barclays Bank plc ( Shell plc ) , 20.43% , 03/20/25 GBP 235 7,655,545
BNP Paribas SA ( BP plc ) , 22.30% , 02/18/25 .. 1,411 7,006,623
BNP Paribas SA ( EOG Resources, Inc. ) ,
10.43% , 02/24/25 ................. USD 47 5,978,694
Societe Generale SA ( Exxon Mobil Corp. ) ,
16.02% , 03/18/25 ................. 46 4,871,377
28,904,138
Passenger Airlines — 0.1%
(b)(c)
Barclays Bank plc ( Delta Air Lines, Inc. ) ,
20.01% , 02/28/25 ................. 55 3,665,249
Societe Generale SA ( Alaska Air Group, Inc. ) ,
15.42% , 03/10/25 ................. 44 3,149,868
6,815,117
Pharmaceuticals — 0.2%
(b)(c)
BMO Capital Markets Corp. ( Elanco Animal
Health, Inc. ) , 26.79% , 02/25/25 ........ 253 3,023,633
Citigroup, Inc. ( Eli Lilly & Co. ) ,
29.03% , 02/25/25 ................. 3 2,390,218
JPMorgan Structured Products BV ( Bayer AG ) ,
24.71% , 03/04/25 ................. EUR 139 3,001,717
Mizuho Markets Cayman LP ( Johnson &
Johnson ) , 11.02% , 03/07/25 .......... USD
30
4,418,136
Mizuho Markets Cayman LP ( Zoetis, Inc. ) ,
11.82% , 02/12/25 ................. 28 4,779,694

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Societe Generale SA ( Bristol-Myers Squibb
Co. ) , 18.56% , 02/05/25 .............. USD 45 $ 2,604,003
Societe Generale SA ( GSK plc ) ,
19.00% , 02/10/25 ................. 30 1,020,704
Societe Generale SA ( Merck KGaA ) ,
16.76% , 02/04/25 ................. 24 2,392,450
23,630,555
Professional Services — 0.2%
(b)(c)
Citigroup, Inc. ( Equifax, Inc. ) , 13.69% , 02/07/25 7 1,949,944
Morgan Stanley & Co. LLC ( SS&C Technologies
Holdings, Inc. ) , 20.80% , 03/13/25 ....... 154 12,338,219
Societe Generale SA ( Leidos Holdings, Inc. ) ,
25.82% , 03/17/25 ................. 37 5,349,544
Societe Generale SA ( TransUnion ) ,
17.06% , 02/13/25 ................. 38 3,708,689
23,346,396
Real Estate Management & Development — 0.1%
Societe Generale SA ( CBRE Group, Inc. ) ,
11.77% , 02/14/25
(b) (c)
............... 41 5,805,935
Semiconductors & Semiconductor Equipment — 0.7%
(b)(c)
Barclays Bank plc ( NVIDIA Corp. ) ,
28.52% , 02/25/25 ................. 160 19,569,993
Citigroup, Inc. ( Lam Research Corp. ) ,
28.34% , 03/17/25 ................. 60 4,915,730
Mizuho Markets Cayman LP ( Applied Materials,
Inc. ) , 12.12% , 02/18/25 .............. 29 5,194,854
Royal Bank of Canada ( NVIDIA Corp. ) ,
14.59% , 02/24/25 ................. 276 33,401,539
Societe Generale SA (Intel Corp.)
34.05% , 03/10/25 ................. 81 1,551,940
30.30% , 03/18/25 ................. 312 6,065,339
Societe Generale SA ( KLA Corp. ) ,
19.50% , 03/18/25 ................. 8 6,042,649
76,742,044
Software — 1.0%
(b)(c)
BMO Capital Markets Corp. ( Palo Alto
Networks, Inc. ) , 17.33% , 02/19/25 ...... 34 6,151,960
Citigroup, Inc. (Microsoft Corp.)
16.77% , 02/25/25 ................. 17 7,123,847
10.57% , 03/17/25 ................. 103 42,726,003
JP Morgan Structured Products BV ( Intuit, Inc. ) ,
9.64% , 02/24/25 .................. 12 7,104,776
Mizuho Markets Cayman LP ( Adobe, Inc. ) ,
11.47% , 03/13/25 ................. 27 11,960,093
Mizuho Markets Cayman LP ( Palantir
Technologies, Inc. ) , 19.02% , 02/06/25 .... 77 5,879,592
Royal Bank of Canada ( Cadence Design
Systems, Inc. ) , 15.82% , 02/11/25 ....... 17 4,946,820
UBS AG ( Roper Technologies, Inc. ) ,
6.90% , 03/17/25 .................. 13 7,266,470
UBS AG ( Salesforce, Inc. ) , 14.40% , 02/28/25 . 34 11,109,193
104,268,754
Specialized REITs — 0.1%
(b)(c)
Mizuho Markets Cayman LP ( Crown Castle,
Inc. ) , 24.72% , 02/14/25 .............. 65 5,854,474
Mizuho Markets Cayman LP ( VICI Properties,
Inc. ) , 13.72% , 02/20/25 .............. 59 1,780,453
7,634,927
Specialty Retail — 0.2%
(b)(c)
Citigroup, Inc. ( Lowe's Cos., Inc. ) ,
13.25% , 02/26/25 ................. 14 3,692,526
Citigroup, Inc. ( TJX Cos., Inc. (The) ) ,
9.48% , 02/26/25 .................. 50 6,170,926
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Citigroup, Inc. ( Williams-Sonoma, Inc. ) ,
20.23% , 03/12/25 ................. USD 12 $ 2,474,583
Societe Generale SA ( O'Reilly Automotive, Inc. ) ,
10.27% , 02/07/25 ................. 3 3,890,943
16,228,978
Technology Hardware, Storage & Peripherals — 0.6%
(b)(c)
Citigroup, Inc. ( Western Digital Corp. ) ,
29.55% , 03/17/25 ................. 94 6,162,966
Societe Generale SA ( Apple, Inc. ) ,
10.62% , 03/18/25 ................. 208 48,888,982
Societe Generale SA ( HP, Inc. ) ,
28.67% , 02/10/25 ................. 137 4,489,615
59,541,563
Textiles, Apparel & Luxury Goods — 0.1%
(b)(c)
Barclays Bank plc ( Burberry Group plc ) ,
29.19% , 03/20/25 ................. GBP 115 1,651,225
BMO Capital Markets Corp. ( NIKE, Inc. ) ,
20.50% , 03/10/25 ................. USD 43 3,170,344
BMO Capital Markets Corp. ( VF Corp. ) ,
23.46% , 03/14/25 ................. 142 3,673,953
BNP Paribas SA ( Swatch Group AG (The) ) ,
25.05% , 03/20/25 ................. CHF 18 3,348,814
11,844,336
Tobacco — 0.2%
(b)(c)
Barclays Bank plc ( British American Tobacco
plc ) , 15.55% , 03/04/25 .............. GBP 174 6,519,322
UBS AG ( Philip Morris International, Inc. ) ,
13.80% , 02/07/25 ................. USD 96 12,478,178
18,997,500
Trading Companies & Distributors — 0.0%
Citigroup, Inc. ( United Rentals, Inc. ) ,
18.89% , 03/17/25
(b) (c)
............... 5 3,630,706
Transportation Infrastructure — 0.1%
BNP Paribas SA ( Aeroports de Paris SA ) ,
7.51% , 02/03/25
(b) (c)
................ 24 7,403,651
Wireless Telecommunication Services — 0.1%
BMO Capital Markets Corp. ( T-Mobile US, Inc. ) ,
11.82% , 03/14/25
(b) (c)
............... 34 7,921,863
Total Equity-Linked Notes — 13 .8%
(Cost: $ 1,481,597,874 ) ............................ 1,468,107,702
Fixed Rate Loan Interests
Financial Services — 0.2%
Aspen Owner LLC, 1st Lien Term Loan ,
7.27%
,
02/09/27
(f)
................. 13,200 13,141,114
Health Care Technology — 0.0%
Cotiviti Corp., 1st Lien Term Loan ,
7.63%
,
05/01/31 .................. 1,736 1,748,438
Media — 0.0%
Clear Channel International BV, 1st Lien Term
Loan , 7.50%
,
08/12/27
(f)
............. 800 801,000
Software — 0.0%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
11/03/31
(f)
................. 2,528 2,528,000
Total Fixed Rate Loan Interests — 0 .2%
(Cost: $ 18,266,209 ) ............................... 18,218,552

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests
Aerospace & Defense — 0.3%
(a)
Bleriot US Bidco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.08%
,
10/31/30 ............ USD 1,323 $ 1,328,504
Cobham Ultra SeniorCo SARL, Facility 1st Lien
Term Loan B , 08/03/29
(p)
............. 2,019 2,009,786
Cubic Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
9.03%
,
05/25/28 .................. 4,599 3,158,433
Cubic Corp., 1st Lien Term Loan C , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
9.03%
,
05/25/28 .................. 875 600,700
Dynasty Acquisition Co., Inc., 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.56%
,
10/31/31 ....... 3,624 3,636,024
Dynasty Acquisition Co., Inc., 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.56%
,
10/31/31 ....... 1,378 1,382,898
GOAT Holdco LLC, 1st Lien Term Loan B ,
12/10/31
(p)
...................... 683 684,366
Ovation Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
7.83%
,
04/19/31 .................. 625 624,878
Peraton Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.16%
,
02/01/28 .................. 3,210 2,999,126
Peraton Corp., 2nd Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
12.36%
,
02/01/29 ................. 913 767,991
Propulsion BC Newco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.58%
,
09/14/29 ............ 278 280,317
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.08%
,
11/06/28 ....... 595 597,231
Signia Aerospace LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.40%
,
11/21/31 ............. 926 928,109
TransDigm, Inc., 1st Lien Term Loan J ,
02/28/31
(p)
...................... 10,902 10,942,398
TransDigm, Inc., 1st Lien Term Loan K ,
03/22/30
(p)
...................... 1,131 1,135,330
TransDigm, Inc., 1st Lien Term Loan L ,
01/19/32
(p)
...................... 1,210 1,215,376
32,291,467
Automobile Components — 0.1%
(a)
Champions Financing, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.27%
,
02/06/29 ............ 2,010 1,815,549
Clarios Global LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.81% , 05/06/30 .......... 4,545 4,537,094
01/14/32
(p)
...................... 3,005 3,008,756
Garrett Motion Holdings, Inc., 1st Lien Term
Loan B , 01/16/32
(f) (p)
................ 136 135,830
Gates Global LLC, 1st Lien Term Loan B5 ,
06/04/31
(p)
...................... 3,011 3,013,015
RealTruck Group, Inc., 1st Lien Term Loan ,
01/31/28
(p)
...................... 692 690,270
Tenneco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
9.43% - 9.62%
,
11/17/28 ............. 1,857 1,788,755
14,989,269
Security
Par (000)
Par (000) Value
Automobiles — 0.0%
Dealer Tire Financial LLC, 1st Lien Term Loan
B5 , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 7.31%
,
07/02/31
(a)
.......... USD 1,768 $ 1,769,006
Beverages — 0.0%
(a)
Naked Juice LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.43%
,
01/24/29 .................. 3,675 2,672,000
Naked Juice LLC, 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.43%
,
01/24/30 ................. 2,461 793,551
3,465,551
Biotechnology — 0.0%
Parexel International, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.81%
,
11/15/28
(a)
........... 3,759 3,773,677
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 7.67%
,
11/23/28 . 614 613,312
StubHub Holdco Sub LLC, 1st Lien Term Loan
B , 03/15/30
(p)
.................... 5,516 5,525,876
Woof Holdings, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.34%
,
12/21/27 .................. 473 292,170
6,431,358
Building Products — 0.1%
(a)
AZEK Group LLC (The), 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.31%
,
09/26/31 ............ 1,134 1,137,707
AZZ, Inc., 1st Lien Term Loan , 05/14/29
(p)
... 525 528,213
Chariot Buyer LLC, 1st Lien Term Loan ,
11/03/28
(p)
...................... 4,395 4,415,551
CP Iris Holdco I, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.81%
,
10/02/28 ............ 905 907,558
Wilsonart LLC, 1st Lien Term Loan , 08/05/31
(p)
4,763 4,774,629
11,763,658
Capital Markets — 0.2%
(a)
Aretec Group, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.81%
,
08/09/30 ............ 976 980,481
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7 , 12/20/29
(p)
. 3,002 3,012,373
Azalea Topco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.56%
,
04/30/31 .................. 1,081 1,083,896
BCPE Pequod Buyer, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.79%
,
11/25/31 ............. 1,548 1,564,455
Citadel Securities LP, Facility 1st Lien Term
Loan , 10/31/31
(p)
.................. 1,000 1,005,230
Edelman Financial Engines Center LLC (The),
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.31%
,
04/07/28 . 1,632 1,643,499
Focus Financial Partners LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.56%
,
09/15/31 ....... 1,956 1,957,232
Grant Thornton Advisors LLC, 1st Lien Term
Loan , 06/02/31
(p)
.................. 1,004 1,006,543
Jane Street Group LLC, 1st Lien Term Loan ,
12/15/31
(p)
...................... 2,518 2,513,629

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Jefferies Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.30%
,
10/21/31 ............ USD 992 $ 996,345
Learning Care Group US No. 2, Inc., 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 8.30% -
8.52%
,
08/11/28 .................. 237 238,417
NGP XI Midstream Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.33%
,
07/25/31
(f)
...... 212 213,855
Osaic Holdings, Inc., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.86%
,
08/17/28 ............ 1,649 1,656,652
OVG Business Services LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.31%
,
06/25/31
(f)
...... 872 876,174
18,748,781
Chemicals — 0.3%
(a)
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 8.41%
,
11/24/27 ....... 618 616,186
Chemours Co. (The), 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.31%
,
08/18/28 ............ 855 861,051
Derby Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.33%
,
11/01/30 .................. 2,902 2,911,484
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.04%
,
10/04/29 ............ 182 181,810
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan , (3-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.29%
,
06/12/31 .. 1,808 1,812,406
Element Solutions, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.06%
,
12/18/30 ............ 2,925 2,933,869
HB Fuller Co., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.31%
,
02/15/30 .................. 1,187 1,188,842
Ineos US Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.56%
,
02/18/30 ............ 632 631,240
Ineos US Petrochem LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.56%
,
10/07/31
(f)
............ 740 740,925
Lonza Group AG, Facility 1st Lien Term Loan B ,
07/03/28
(p)
...................... 2,183 2,126,392
LSF11 A5 HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.93%
,
10/16/28 ............ 2,230 2,238,313
Minerals Technologies, Inc., 1st Lien Term Loan
B , 11/21/31
(f) (p)
.................... 1,206 1,207,364
Momentive Performance Materials, Inc., 1st
Lien Term Loan , 03/29/28
(p)
........... 2,990 3,016,149
Nouryon Finance BV, 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.66%
,
04/03/28 ............ 1,949 1,962,997
Olympus Water US Holding Corp., 1st Lien
Term Loan B6 , 06/23/31
(p)
............ 3,009 3,011,943
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B , (1-mo. CME Term SOFR
at 3.00% Floor + 8.00%), 12.30%
,
06/23/25 192 197,476
Security
Par (000)
Par (000) Value
Chemicals (continued)
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 3.50%), 7.90%
,
12/31/26 . USD 1,708 $ 1,455,778
Paint Intermediate III LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.52%
,
10/09/31 ............ 686 687,715
Potters Borrower LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.06%
,
12/14/27 .................. 608 613,470
Sparta US HoldCo LLC, 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.34%
,
08/02/30 ............ 2,183 2,198,594
W.R. Grace Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.58%
,
09/22/28 ............ 3,132 3,155,791
33,749,795
Commercial Services & Supplies — 0.4%
(a)
Action Environmental Group, Inc. (The), 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.50% Floor + 3.75%), 8.08%
,
10/24/30
(f)
.. 668 672,312
Allied Universal Holdco LLC, 1st Lien Term
Loan , 05/12/28
(p)
.................. 6,754 6,775,577
Aramark Services, Inc., 1st Lien Term Loan B8 ,
06/24/30
(p)
...................... 3,611 3,625,533
Ascensus Group Holdings, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.31%
,
08/02/28 ....... 4,887 4,887,377
Asplundh Tree Expert LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.16%
,
09/06/27 ............ 1,925 1,918,933
Clean Harbors, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.06%
,
10/10/28 .................. 1,669 1,682,363
Froneri International Ltd., Facility 1st Lien Term
Loan B4 , 09/30/31
(p)
................ 7,023 7,033,444
Garda World Security Corp., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 7.81%
,
02/01/29 ....... 961 962,321
Garda World Security Corp., 1st Lien Term Loan
B , 02/01/29
(p)
.................... 643 643,965
GFL Environmental, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.31%
,
07/03/31 ............ 919 918,642
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 8.34%
,
10/17/30 ....... 745 749,502
LABL, Inc., 1st Lien Term Loan B , 10/30/28
(p)
. 1,685 1,574,003
Madison Safety & Flow LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.56%
,
09/26/31 ....... 501 504,345
Minimax Viking GmbH, Facility 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Floor + 2.75%), 7.32%
,
07/31/28 ....... 195 195,680
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.33%
,
10/15/30 .. 836 837,561
Reworld Holding Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.55%
,
11/30/28 ............. 2,194 2,199,043
Reworld Holding Corp., 1st Lien Term Loan C ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.55%
,
11/30/28 ............. 169 168,946

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Ryan LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
7.81%
,
11/14/30 .................. USD 110 $ 110,443
Skopima Consilio Parent LLC, 1st Lien Term
Loan , 05/12/28
(p)
.................. 803 805,232
Tempo Acquisition LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.12%
,
08/31/28 ............ 5,024 5,021,470
TruGreen LP, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
8.41%
,
11/02/27 .................. 1,058 1,024,791
Vestis Corp., 1st Lien Term Loan B1 , 02/24/31
(p)
1,731 1,731,405
44,042,888
Communications Equipment — 0.0%
(a)
Ciena Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR + 1.75%), 6.05%
,
10/24/30 ... 2,115 2,123,765
Viasat, Inc., 1st Lien Term Loan
03/02/29
(p)
...................... 587 527,454
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.92% , 05/30/30 .......... 486 425,133
3,076,352
Construction & Engineering — 0.1%
(a)
AECOM, 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.06%
,
04/18/31 .................. 1,515 1,528,372
Arcosa, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.56%
,
08/15/31 .................. 1,022 1,028,365
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.07%
,
08/01/30 ....... 4,739 4,666,424
Construction Partners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.81%
,
11/03/31 ............. 408 408,339
Pike Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.43%
,
01/21/28 .................. 1,971 1,987,774
Refficiency Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.50%), 7.91%
,
12/16/27 ............ 473 475,204
10,094,478
Construction Materials — 0.2%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.06%
,
01/31/31 .................. 2,595 2,606,477
NEW AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.31%
,
03/08/29 ................. 733 719,873
Oldcastle BuildingEnvelope, Inc., 1st Lien Term
Loan B , (6-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 8.50%
,
04/30/29 ....... 1,445 1,439,830
Quikrete Holdings, Inc., 1st Lien Term Loan B ,
01/30/32
(p)
...................... 1,115 1,120,575
Quikrete Holdings, Inc., 1st Lien Term Loan B1 ,
04/14/31
(p)
...................... 2,012 2,014,347
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.56%
,
03/19/29 ............ 635 636,717
Smyrna Ready Mix Concrete LLC, Facility 1st
Lien Term Loan , (1-mo. CME Term SOFR +
3.00%), 7.30%
,
03/30/29
(f)
............ 522 524,952
Security
Par (000)
Par (000) Value
Construction Materials (continued)
Standard Building Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 1.75%), 6.05%
,
09/22/28 ....... USD 593 $ 594,256
Summit Materials LLC, 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.06%
,
01/12/29 ............ 694 693,758
White Cap Supply Holdings LLC, Facility 1st
Lien Term Loan C , 10/19/29
(p)
......... 5,250 5,258,569
15,609,354
Consumer Staples Distribution & Retail — 0.2%
(a)
EG Finco Ltd., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.61%
,
02/07/28 .................. 452 457,091
Magnavale Holdings Ltd., Facility Term Loan ,
(3-mo. SONIA at 0.00% Floor + 3.75%),
8.45%
,
04/12/28
(f)
................. GBP 10,046 12,469,938
US Foods, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11% , 11/22/28 ........... USD 1,076 1,084,779
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.06% , 10/03/31 .......... 1,072 1,080,522
15,092,330
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan , 11/29/30
(p)
.................. 5,493 5,527,019
Mauser Packaging Solutions Holding Co.,
Facility 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.34%
,
04/15/27 .................. 1,511 1,518,751
Pregis TopCo LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.31%
,
07/31/26 .................. 471 474,228
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7 , (6-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 8.19%
,
09/15/28 ........... 1,181 1,192,356
8,712,354
Distributors — 0.0%
Pai HoldCo, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.30%
,
10/28/27
(a)
................. 1,768 1,548,518
Diversified Consumer Services — 0.2%
(a)
Bright Horizons Family Solutions LLC, 1st Lien
Term Loan B , 11/24/28
(p)
............. 2,758 2,763,252
Kuehg Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
7.54%
,
06/12/30 .................. 980 989,877
OMNIA Partners LLC, 1st Lien Term Loan B ,
07/25/30
(p)
...................... 1,197 1,201,860
PG Polaris BidCo SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
03/26/31 ............ 939 944,700
Planet US Buyer LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.52%
,
02/07/31 ............ 1,172 1,178,161
Spring Education Group, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.33%
,
09/30/30 ....... 2,031 2,039,036
Verde Purchaser LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.83%
,
11/30/30 ............. 2,339 2,340,318
Wand Newco 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR + 2.75%), 7.06%
,
01/30/31 3,093 3,092,220

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
WCG Intermediate Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 1.00% Floor +
3.50%), 7.81%
,
01/08/27 ............ USD 782 $ 785,722
15,335,146
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.43%
,
01/30/26 .................. 452 431,282
Connect Finco SARL, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.81%
,
09/13/29 ............ 1,086 941,916
Iridium Satellite LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 6.56%
,
09/20/30 ............ 879 874,212
Level 3 Financing, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 2.00% Floor +
6.56%), 10.87%
,
04/16/29 ............ 690 698,593
Level 3 Financing, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 2.00% Floor +
6.56%), 10.87%
,
04/15/30 ............ 695 702,600
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.31%
,
06/01/28 ............ 411 410,504
Lumen Technologies, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 2.00% Floor
+ 2.35%), 6.78%
,
04/16/29 ........... 775 725,422
Lumen Technologies, Inc., 1st Lien Term Loan
B2 , 04/15/30
(p)
.................... 2,467 2,297,840
Orbcomm, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
8.68%
,
09/01/28 .................. 964 864,909
Radiate Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.72%
,
09/25/26 ............ 3,770 3,368,705
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.67%
,
01/31/29 ....... 795 783,075
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
03/09/27
(p)
...................... 7,339 7,053,108
19,152,166
Electric Utilities — 0.0%
(a)
Hamilton Projects Acquiror LLC, 1st Lien Term
Loan
05/22/31
(p)
...................... 221 222,565
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.11% , 05/30/31 ........... 572 576,330
NRG Energy, Inc., 1st Lien Term Loan , (1-
mo. CME Term SOFR at 0.50% Floor +
1.75%; 3-mo. CME Term SOFR at 0.50%
Floor + 1.75% at 0.00% Floor + 0.00%),
6.04%
,
04/16/31 .................. 1,742 1,743,835
Vistra Operations Co. LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.06%
,
12/20/30 ............ 1,652 1,653,138
4,195,868
Security
Par (000)
Par (000) Value
Electrical Equipment — 0.0%
(a)
Arcline FM Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
4.50%; 6-mo. CME Term SOFR at 0.75%
Floor + 4.50% at 0.75% Floor + 0.00%),
9.05% - 9.57%
,
06/23/28 ............ USD 2,677 $ 2,678,897
GrafTech Global Enterprises, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 2.00%
Floor + 5.00%), 9.34%
,
12/21/29 ....... 197 203,072
2,881,969
Electronic Equipment, Instruments & Components — 0.0%
(a)
Celestica, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.06%
,
06/20/31
(f)
................. 607 607,709
Coherent Corp., 1st Lien Term Loan B2 ,
07/02/29
(p)
...................... 3,010 3,018,776
3,626,485
Entertainment — 0.3%
(a)
City Football Group Ltd., 1st Lien Term Loan ,
07/22/30
(p)
...................... 2,518 2,506,231
Creative Artists Agency LLC, 1st Lien Term
Loan B , 10/01/31
(p)
................. 5,257 5,270,825
Delta 2 (Lux) SARL, 1st Lien Term Loan B ,
09/30/31
(p)
...................... 3,346 3,350,556
Liberty Media Corp., 1st Lien Term Loan ,
08/01/31
(p)
...................... 1,672 1,674,952
Live Nation Entertainment, Inc., 1st Lien Term
Loan B4 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.15%
,
10/19/26 ....... 3,054 3,047,835
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , 11/13/29
(p)
.................... 2,640 2,602,911
NEP Group, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.68%
,
08/19/26 .................. 1,344 1,203,547
Playtika Holding Corp., Facility 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.18%
,
03/13/28 ....... 2,353 2,360,723
UFC Holdings LLC, 1st Lien Term Loan B4 ,
11/21/31
(p)
...................... 3,498 3,516,225
William Morris Endeavor Entertainment LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 7.18%
,
05/19/25 .. 3,914 3,913,308
WMG Acquisition Corp., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.04%
,
01/24/31 ............ 5,271 5,269,284
34,716,397
Financial Services — 0.8%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.56%
,
12/21/28 .. 2,745 2,757,044
APi Group DE, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.31%
,
01/03/29 .................. 1,649 1,652,327
Belron Finance US LLC, 1st Lien Term Loan ,
10/16/31
(p)
...................... 3,986 4,017,000
Boost Newco Borrower LLC, 1st Lien Term Loan
B1 , 01/31/31
(p)
.................... 6,014 6,028,000
BSREP II Houston Office 1HC Owner LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 2.21%), 7.53%
,
01/09/30
(f)
.. 42,968 18,904,341
CPI Holdco B LLC, 1st Lien Term Loan
05/19/31
(p)
...................... 2,612 2,609,843
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.56% , 05/19/31 .......... 1,059 1,060,101

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Deerfield Dakota Holding LLC, 1st Lien Term
Loan , 04/09/27
(p)
.................. USD 3,884 $ 3,820,828
Deerfield Holdings Corp., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.34%
,
04/07/28 ............ 1,357 1,316,753
FinCo I LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.56%
,
06/27/29 .................. 189 189,755
Guardian US Holdco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.83%
,
01/31/30 ............ 165 164,173
Hilton Garden Inn, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.61%
,
05/31/29
(f)
................. 8,500 8,544,855
HLP Hotel LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 1.00% Floor + 3.55%),
7.85%
,
09/09/26
(f)
................. 10,600 10,600,000
HP LQ Investment LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.13%
,
12/09/26
(f)
............ 10,045 10,044,736
Hyperion Refinance SARL, 1st Lien Term Loan ,
02/18/31
(p)
...................... 2,745 2,755,799
Neon Maple US Debt Mergersub, Inc., 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.31%
,
11/17/31 ... 2,115 2,119,399
Preferred SPV Borrower, 1st Lien Term Loan
B , (12-mo. CME Term SOFR + 5.00%),
9.17%
,
06/30/31 .................. 79 79,453
Sotera Health Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.56%
,
05/30/31 ....... 3,512 3,517,067
Terranea Resort, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.35%),
8.69%
,
01/01/28
(f)
................. 5,600 5,600,000
WEX, Inc., 1st Lien Term Loan B2 , 04/03/28
(p)
. 435 435,170
86,216,644
Food Products — 0.1%
(a)
Chobani LLC, 1st Lien Term Loan B , 10/25/27
(p)
5,373 5,401,639
H-Food Holdings LLC, 1st Lien Term Loan ,
(US Prime Rate at 0.00% Floor + 4.69%),
12.19%
,
05/23/25
(e) (l)
............... 567 280,458
Nomad Foods US LLC, Facility 1st Lien Term
Loan B4 , (6-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 6.97%
,
11/13/29 ....... 782 785,976
Triton Water Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.84%
,
03/31/28 ............ 1,196 1,200,082
Utz Quality Foods LLC, 1st Lien Term Loan B ,
01/29/32
(p)
...................... 3,320 3,328,447
10,996,602
Gas Utilities — 0.0%
NGL Energy Operating LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.06%
,
02/03/31
(a)
...... 807 810,106
Ground Transportation — 0.1%
(a)
Avis Budget Car Rental LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.18%
,
08/06/27 ....... 1,413 1,401,460
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
04/10/31
(p)
...................... 6,519 6,511,510
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Hertz Corp. (The), 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.93%
,
06/30/28 .................. USD 1,195 $ 1,075,031
Hertz Corp. (The), 1st Lien Term Loan C , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.93%
,
06/30/28 .................. 233 209,950
9,197,951
Health Care Equipment & Supplies — 0.1%
Bausch + Lomb Corp., 1st Lien Term Loan
(a)
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.66% , 05/10/27 .......... 3,557 3,573,113
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.33% , 09/29/28 .......... 1,494 1,506,323
5,079,436
Health Care Providers & Services — 0.3%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.40%
,
09/29/28 ....... 1,645 1,655,576
CNT Holdings I Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.09%
,
11/08/27 ............. 2,425 2,428,925
Concentra Health Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.56%
,
07/26/31
(f)
...... 488 488,387
Ensemble RCM LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.29%
,
08/01/29 ............ 392 395,099
Examworks Bidco, Inc., 1st Lien Term Loan ,
11/01/28
(p)
...................... 3,292 3,314,838
EyeCare Partners LLC, 1st Lien Term Loan A ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 10.04%
,
08/31/28 ............ 499 508,601
EyeCare Partners LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.00%), 5.39%
,
11/30/28 ............. 1,624 1,255,132
EyeCare Partners LLC, 1st Lien Term Loan C ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.75%), 11.14%
,
11/30/28
(e) (f) (l)
......... 50 10,033
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.89%
,
11/01/28 ....... 989 693,903
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 7.00%), 11.39%
,
11/01/29
(f)
...... 404 202,000
Medline Borrower LP, 1st Lien Term Loan ,
10/23/28
(p)
...................... 12,512 12,565,788
Option Care Health, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.56%
,
10/27/28 ............ 3,344 3,367,018
Raven Acquisition Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.56%
,
11/19/31 ....... 735 736,972
Surgery Center Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.06%
,
12/19/30 ....... 1,981 1,987,471
Vizient, Inc., 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.31%
,
08/01/31 .................. 599 604,131
30,213,874

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Technology — 0.2%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
02/15/29
(p)
...................... USD 6,531 $ 6,533,131
Cotiviti, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.09%
,
05/01/31 .................. 3,938 3,962,904
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.43%
,
10/01/27 ............ 2,624 2,492,419
PointClickCare Technologies, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.58%
,
11/03/31 ....... 1,272 1,280,082
Polaris Newco LLC, 1st Lien Term Loan ,
06/02/28
(p)
...................... 4,330 4,333,256
Waystar Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.56%
,
10/22/29 ............ 836 838,932
19,440,724
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.31%
,
05/18/30
(a)
........... 749 749,732
Hotels, Restaurants & Leisure — 0.6%
(a)
1011778 BC ULC, 1st Lien Term Loan B5 ,
09/20/30
(p)
...................... 3,430 3,414,554
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.60%
,
02/02/26 ....... 2,612 1,623,987
Alterra Mountain Co., 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.31%
,
05/31/30 ............ 1,432 1,441,102
Bally's Corp., Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.80%
,
10/02/28 ............ 2,010 1,896,973
Caesars Entertainment, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.56%
,
02/06/30 ....... 931 933,191
Caesars Entertainment, Inc., 1st Lien Term
Loan B1 , 02/06/31
(p)
................ 5,684 5,696,191
Carnival Corp., 1st Lien Term Loan
(1-mo. CME Term SOFR + 2.00%),
6.32% , 08/09/27 ................ 851 853,699
10/18/28
(p)
...................... 1,005 1,006,256
Cedar Fair LP, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.36%
,
05/01/31 .................. 577 578,398
Churchill Downs, Inc., Facility 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.41%
,
03/17/28 ....... 1,965 1,963,768
Crown Finance US, Inc., 1st Lien Term Loan ,
12/02/31
(p)
...................... 1,010 1,007,758
Fertitta Entertainment LLC, 1st Lien Term Loan
B , 01/29/29
(p)
.................... 6,000 6,027,989
Flutter Financing BV, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.08%
,
12/02/30 ............ 4,524 4,520,627
Four Seasons Hotels Ltd., 1st Lien Term Loan
B , 11/30/29
(p)
..................... 4,507 4,518,106
Great Canadian Gaming Corp., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 9.09%
,
11/01/29 ....... 1,143 1,145,144
Herschend Entertainment Co. LLC, 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 3.00%), 7.31%
,
08/28/28 .. 231 231,604
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Hilton Domestic Operating Co., Inc., 1st Lien
Term Loan B4 , 11/08/30
(p)
............ USD 3,163 $ 3,181,913
IRB Holding Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.50%), 6.86%
,
12/15/27 ............ 2,505 2,512,730
Light & Wonder International, Inc., 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.55%
,
04/16/29 ....... 1,811 1,816,276
Packers Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.66%
,
03/02/28 ............ 1,099 556,096
Penn Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.81%
,
05/03/29 ............ 2,741 2,757,084
Playa Resorts Holding BV, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.06%
,
01/05/29 ............ 643 645,015
Scientific Games Holdings LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.30%
,
04/04/29 ....... 719 721,470
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3 , (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 6.31%
,
12/04/31 .. 798 797,024
Sodalite Tahoe Hotel LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.90%), 7.33%
,
10/25/26
(f)
............ 7,532 7,542,021
Station Casinos LLC, Facility 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.31%
,
03/14/31 ....... 3,544 3,549,144
Whatabrands LLC, 1st Lien Term Loan B ,
08/03/28
(p)
...................... 4,079 4,092,551
Wyndham Hotels & Resorts, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.06%
,
05/24/30 ....... 1,735 1,738,678
66,769,349
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.84%
,
05/17/28 ............ 613 470,080
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.55%
,
01/16/32 ............ 3,757 3,772,997
Serta Simmons Bedding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00%
Floor + 7.50%), 11.94%
,
06/29/28 ...... 656 594,540
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.86%
,
12/19/29 ............ 311 314,812
SWF Holdings I Corp., 1st Lien Term Loan A2 ,
10/06/28
(p)
...................... 2,605 2,289,553
Tempur Sealy International, Inc., 1st Lien Term
Loan B , (1-day SOFR at 0.00% Floor +
2.50%), 2.50%
,
10/24/31 ............ 745 747,175
Weber-Stephen Products LLC, 1st Lien Term
Loan B , 10/29/27
(p)
................. 3,310 3,297,078
11,486,235
Household Products — 0.0%
Energizer Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.30%
,
12/22/27
(a)
........... 470 469,515

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
— 0.1%
(a)
Calpine Construction Finance Co. LP, 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.31%
,
07/19/30 .. USD 2,279 $ 2,280,422
Calpine Corp., Facility 1st Lien Term Loan ,
01/31/31
(p)
...................... 1,041 1,039,940
Exgen Renewables IV LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
2.25%), 6.76%
,
12/15/27 ............ 1,838 1,840,302
Talen Energy Supply LLC, 1st Lien Term Loan
B , 12/11/31
(p)
..................... 858 860,505
6,021,169
Industrial Conglomerates — 0.1%
(a)
Cube Industrial Buyer, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.79%
,
10/18/31 ............ 362 363,922
EMRLD Borrower LP, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.83%
,
08/04/31 ............ 2,242 2,249,578
EMRLD Borrower LP, 1st Lien Term Loan B ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.93%
,
05/31/30 ............ 4,184 4,194,549
6,808,049
Insurance — 0.5%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.05%
,
09/19/31 ....... 10,379 10,408,998
AmWINS Group, Inc., 1st Lien Term Loan B ,
01/23/32
(p)
...................... 5,272 5,281,226
Amynta Agency Borrower, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.34%
,
12/29/31 ....... 4,011 4,004,980
Ardonagh Finco BV, 1st Lien Term Loan B ,
02/15/31
(p)
...................... 3,214 3,209,982
AssuredPartners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.81%
,
02/14/31 ............ 6,432 6,435,455
Baldwin Insurance Group Holdings LLC (The),
1st Lien Term Loan B1 , 05/27/31
(p)
...... 1,883 1,891,069
HUB International Ltd., 1st Lien Term Loan B-1 ,
06/20/30
(p)
...................... 8,181 8,208,435
Jones Deslauriers Insurance Management, Inc.,
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 7.56%
,
03/15/30 . 1,127 1,127,844
Ryan Specialty Group LLC, 1st Lien Term Loan
B1 , 09/15/31
(p)
.................... 3,507 3,516,811
Truist Insurance Holdings LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.08%
,
05/06/31 ....... 3,764 3,768,842
USI, Inc., 1st Lien Term Loan , 09/27/30
(p)
.... 2,974 2,972,725
USI, Inc., 1st Lien Term Loan D , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.58%
,
11/21/29 .................. 3,921 3,919,131
54,745,498
Interactive Media & Services — 0.0%
Camelot US Acquisition LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.06%
,
01/31/31
(a)
...... 2,713 2,715,389
Security
Par (000)
Par (000) Value
IT Services — 0.4%
(a)
Asurion LLC, 1st Lien Term Loan B11 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.66%
,
08/21/28 .................. USD 1,633 $ 1,633,794
Asurion LLC, 1st Lien Term Loan B12 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.68%
,
09/19/30 .................. 878 876,018
Asurion LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.68%
,
12/23/26 .................. 1,783 1,781,923
Asurion LLC, 2nd Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.68%
,
01/31/28 .................. 1,054 1,028,177
Asurion LLC, 2nd Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.68%
,
01/19/29 .................. 618 599,942
Central Parent LLC, 1st Lien Term Loan ,
07/06/29
(p)
...................... 4,523 4,313,471
Epicor Software Corp., 1st Lien Term Loan E ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 7.06%
,
05/30/31 ............ 4,598 4,633,233
Fortress Intermediate 3, Inc., 1st Lien Term
Loan , 06/27/31
(p)
.................. 904 904,717
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B7 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.11%
,
05/30/31 ....... 3,975 3,976,841
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.11%
,
11/09/29 ....... 1,499 1,500,215
Magenta Security Holdings LLC, 1st Lien Term
Loan
(3-mo. CME Term SOFR at 0.75% Floor +
1.50%), 6.35% , 07/27/28 .......... 530 292,765
(3-mo. CME Term SOFR at 0.75% Floor +
1.50%), 6.35% , 07/27/28
(e) (l)
......... 1,040 349,946
(3-mo. CME Term SOFR at 1.00% Floor +
6.25%), 10.84% , 07/27/28 .......... 151 153,410
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.60% , 07/27/28 .......... 379 346,790
Mitchell International, Inc., 1st Lien Term Loan ,
06/17/31
(p)
...................... 3,997 3,991,964
Mitchell International, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 9.56%
,
06/07/32 ............ 700 690,627
Modena Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.86%
,
07/01/31 .................. 1,477 1,391,437
Project Alpha Intermediate Holding, Inc., 1st
Lien Term Loan B , 10/28/30
(p)
......... 336 339,044
Project Boost Purchaser LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.31%
,
07/16/31 ....... 2,138 2,153,449
Quartz Acquireco LLC, 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.08%
,
06/28/30
(f)
............ 1,995 2,005,259
Sedgwick Claims Management Services, Inc.,
1st Lien Term Loan , 07/31/31
(p)
........ 6,494 6,528,161
39,491,183

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 4.00%), 8.41%
,
12/01/28 .. USD 629 $ 613,975
Hayward Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.93%
,
05/30/28 ............ 404 405,181
1,019,156
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., 1st Lien Term Loan B6 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.41%
,
11/08/27 ............. 116 116,278
Fortrea Holdings, Inc., 1st Lien Term Loan B ,
(6-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.49%
,
07/01/30 ............ 385 386,360
ICON Luxembourg SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.33%
,
07/03/28 ............ 590 594,382
IQVIA, Inc., 1st Lien Term Loan B4 , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.33%
,
01/02/31 .................. 1,640 1,651,372
Maravai Intermediate Holdings LLC, 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.50% Floor + 3.00%), 7.29%
,
10/19/27 .. 713 711,976
Pra Health Sciences, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.33%
,
07/03/28 ............ 147 148,091
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.33%
,
09/27/30 .................. 1,940 1,913,990
5,522,449
Machinery — 0.4%
(a)
AI Aqua Merger Sub, Inc., 1st Lien Term Loan
B , 07/31/28
(p)
.................... 3,006 3,012,783
Albion Financing 3 SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.80%
,
08/17/29 ............ 2,546 2,559,865
Albion Financing 3 SARL, 1st Lien Term Loan B ,
08/16/29
(p)
...................... 88 88,495
Chart Industries, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.81%
,
03/15/30 ............ 663 665,940
Clark Equipment Co., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.33%
,
04/20/29 ............ 945 947,329
Columbus McKinnon Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.83%
,
05/15/28
(f)
............ 707 710,950
Filtration Group Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 3.00%),
7.31%
,
10/23/28 .................. 4,992 5,028,747
Generac Power Systems, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.06%
,
06/12/31 ....... 811 815,491
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan , (6-mo. CME Term SOFR at
0.00% Floor + 4.50%), 8.78%
,
02/15/29 .. 5,363 5,405,583
Madison IAQ LLC, 1st Lien Term Loan ,
06/21/28
(p)
...................... 4,258 4,264,101
Rexnord LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.47%
,
10/04/28 .................. 950 956,090
Roper Industrial Products Investment Co. LLC,
1st Lien Term Loan D , 11/22/29
(p)
....... 3,019 3,026,628
Security
Par (000)
Par (000) Value
Machinery (continued)
SPX FLOW, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.31%
,
04/05/29 .................. USD 2,314 $ 2,334,022
TK Elevator Midco GmbH, 1st Lien Term Loan
C , 04/30/30
(p)
.................... 6,486 6,531,346
Vertiv Group Corp., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.75% Floor +
1.75%), 6.09%
,
03/02/27 ............ 3,506 3,514,358
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.69%
,
12/18/28 .................. 1,229 770,695
WEC US Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.59%
,
01/27/31 ............ 1,845 1,849,774
42,482,197
Media — 0.2%
(a)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 9.80%
,
08/15/28 ............ 2,963 2,495,947
Charter Communications Operating LLC, 1st
Lien Term Loan B4 , (3-mo. CME Term SOFR
at 0.00% Floor + 2.00%), 6.31%
,
12/09/30 . 1,200 1,198,787
Charter Communications Operating LLC, 1st
Lien Term Loan B5 , 12/15/31
(p)
......... 1,200 1,198,485
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 4.00%), 8.43%
,
08/23/28 .. 656 657,608
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.17%
,
04/15/27 ............ 2,779 2,582,949
DIRECTV Financing LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.55%
,
08/02/27 ............ 871 871,929
ECL Entertainment LLC, Facility 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 7.81%
,
08/30/30 ....... 845 849,846
Endeavor Operating Co. LLC, 1st Lien Term
Loan B , 01/28/32
(p)
................. 5,266 5,272,582
Fleet Midco I Ltd., 1st Lien Term Loan B2 ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.58%
,
02/21/31
(f)
............ 500 502,871
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.59%
,
05/23/29 ............ 418 394,707
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00%
Floor + 5.00%), 9.31%
,
06/30/28 ....... 1,161 1,172,695
Speedster Bidco GmbH, Facility 1st Lien Term
Loan B , 11/13/31
(p)
................. 3,074 3,090,661
Ziggo Financing Partnership, 1st Lien Term
Loan I , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.92%
,
04/28/28 ....... 1,087 1,079,750
21,368,817
Oil, Gas & Consumable Fuels — 0.1%
(a)
Buckeye Partners LP, 1st Lien Term Loan B6 ,
11/22/30
(p)
...................... 811 812,020
Freeport LNG Investments LLLP, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.54%
,
12/21/28 ....... 3,861 3,867,113
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.30%
,
10/04/30 ....... 256 257,142

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.91%
,
09/19/29 ....... USD 314 $ 314,910
Murphy USA, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.20%
,
01/31/28 .................. 754 756,004
New Fortress Energy, Inc., 1st Lien Term Loan ,
10/30/28
(p)
...................... 375 372,966
Oryx Midstream Services Permian Basin LLC,
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.50% Floor + 2.25%), 6.55%
,
10/05/28 . 2,495 2,504,083
8,884,238
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 9.30%
,
04/20/28 ............ 1,208 1,236,032
Air Canada, 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.75% Floor + 2.00%),
6.34%
,
03/21/31 .................. 2,912 2,927,634
American Airlines, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.17% , 01/29/27 .......... 1,827 1,821,383
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.56% , 02/15/28 .......... 2,119 2,119,165
06/04/29
(p)
...................... 1,623 1,623,827
Jetblue Airways Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.50%), 9.85%
,
08/13/29 ............ 1,002 1,006,788
United Airlines, Inc., Facility 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.30%
,
02/24/31 ............ 1,653 1,656,551
12,391,380
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 5.50%), 9.81%
,
05/04/28 ....... 1,549 1,591,532
Bausch Health Cos., Inc., 1st Lien Term Loan ,
02/01/27
(p)
...................... 1,256 1,216,927
Elanco Animal Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.19%
,
08/02/27 ............ 1,615 1,613,341
Jazz Financing Lux SARL, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.25%), 6.56%
,
05/05/28 ........... 3,319 3,327,545
Organon & Co., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.55%
,
05/19/31 .................. 1,628 1,632,487
Perrigo Investments LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.31%
,
04/20/29 ............ 671 670,946
Precision Medicine Group LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Floor + 3.00%), 7.43%
,
11/18/27 ....... 1,047 1,046,123
11,098,901
Professional Services — 0.3%
(a)
AlixPartners LLP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.93%
,
02/04/28 .................. 2,512 2,519,235
Amentum Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.56%
,
09/29/31 ............ 2,344 2,333,452
CoreLogic, Inc., 1st Lien Term Loan , 06/02/28
(p)
3,291 3,275,802
Security
Par (000)
Par (000) Value
Professional Services (continued)
Corpay Technologies Operating Co. LLC, 1st
Lien Term Loan B4 , 04/28/28
(p)
......... USD 4,264 $ 4,271,177
Dayforce, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.79%
,
02/28/31
(f)
................. 3,322 3,346,632
Dun & Bradstreet Corp. (The), 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.56%
,
01/18/29 ....... 8,749 8,760,841
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.08%
,
06/22/29 .................. 832 836,664
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.04%
,
04/30/29 ............ 812 713,984
Trans Union LLC, 1st Lien Term Loan B9 ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.11%
,
01/24/31 ............. 3,943 3,942,951
TransUnion LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.06%
,
06/24/31 .................. 2,009 2,009,127
Zelis Cost Management Buyer, Inc., 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 7.06%
,
09/28/29 .. 811 812,861
Zelis Payments Buyer, Inc., 1st Lien Term Loan ,
11/26/31
(p)
...................... 2,508 2,517,405
35,340,131
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan
(a)
(1-mo. CME Term SOFR + 2.75%),
7.06% , 01/31/30
(f)
............... 650 652,552
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.56% , 01/31/30 .......... 507 509,477
1,162,029
Semiconductors & Semiconductor Equipment — 0.0%
(a)
Entegris, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
07/06/29 .................. 938 942,686
MKS Instruments, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR + 2.00%),
6.30%
,
08/17/29 .................. 2,107 2,115,226
3,057,912
Software — 0.9%
(a)
Applied Systems, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
02/24/31 ............ 4,777 4,821,331
Barracuda Networks, Inc., 1st Lien Term Loan ,
08/15/29
(p)
...................... 1,460 1,280,913
Boxer Parent Co., Inc., 1st Lien Term Loan B ,
07/30/31
(p)
...................... 3,073 3,084,216
Capstone Borrower, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.58%
,
06/17/30 ............ 225 226,186
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan , 09/21/28
(p)
.................. 3,183 3,190,915
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan B , 09/21/28
(p)
................. 1,005 1,007,513
Cloud Software Group, Inc., 1st Lien Term Loan
B , 03/21/31
(p)
.................... 5,989 6,029,407
Cloud Software Group, Inc., Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.50% Floor + 3.50%), 7.83%
,
03/30/29 .. 5,905 5,941,251

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Cloudera, Inc., 1st Lien Term Loan , 10/09/28
(p)
USD 2,766 $ 2,757,316
Cloudera, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.41%
,
10/10/29 ................. 887 860,390
Clover Holdings 2 LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.43%
,
12/09/31
(f)
............ 5,796 5,846,715
DS Admiral Bidco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.56%
,
06/26/31 ............ 998 929,851
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
10/09/29
(p)
...................... 4,494 4,517,968
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.06%
,
11/15/32 ............. 703 719,260
Flexera Software LLC, 1st Lien Term Loan B3 ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 7.35%
,
03/03/28 ............ 800 805,592
Gen Digital, Inc., 1st Lien Term Loan B ,
09/12/29
(p)
...................... 5,024 5,025,351
Genesys Cloud Services, Inc., 1st Lien Term
Loan B , 01/30/32
(p)
................. 6,667 6,672,698
Informatica LLC, 1st Lien Term Loan B ,
10/27/28
(p)
...................... 5,302 5,328,715
McAfee Corp., 1st Lien Term Loan B1 ,
03/01/29
(p)
...................... 3,911 3,919,301
MH Sub I LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.61% , 05/03/28 .......... 1,355 1,338,074
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.61% , 12/31/31 .......... 917 887,958
Planview Parent, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.83%
,
12/17/27 ............ 343 345,348
Proofpoint, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.31%
,
08/31/28 .................. 5,648 5,679,262
RealPage, Inc., 1st Lien Term Loan , 04/24/28
(p)
3,017 3,013,177
Sabre GLBL, Inc., 1st Lien Term Loan B1
(p)
12/17/27 ....................... 275 266,325
11/15/29 ....................... 1,251 1,249,281
Sabre GLBL, Inc., 1st Lien Term Loan B2
12/17/27
(p)
...................... 156 151,452
(1-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.41% , 06/30/28 .......... 67 65,325
11/15/29
(p)
...................... 382 372,589
SS&C Technologies, Inc., 1st Lien Term Loan ,
05/09/31
(p)
...................... 5,015 5,028,474
Thunder Generation Funding LLC, 1st Lien
Term Loan , 09/26/31
(p)
.............. 1,283 1,291,169
UKG, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.30%
,
02/10/31 .................. 6,494 6,529,781
Voyage Australia Pty. Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.05%
,
07/20/28 ............ 285 285,476
VS Buyer LLC, 1st Lien Term Loan , 04/14/31
(p)
4,500 4,519,469
93,988,049
Specialty Retail — 0.1%
(a)
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B , 04/23/31
(p)
................. 1,206 1,207,664
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan B , (1-mo. CME Term SOFR
at 0.75% Floor + 3.00%), 7.31%
,
05/04/28 . 3,230 3,241,819
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Peer Holding III BV, Facility 1st Lien Term Loan
B5 , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.33%
,
07/01/31 ........... USD 945 $ 949,016
PetSmart LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.16%
,
02/11/28 .................. 1,100 1,101,795
Restoration Hardware, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.93% , 10/20/28 .......... 539 536,008
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.66% , 10/20/28 .......... 419 418,208
7,454,510
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.06%
,
03/08/30
(a) (f)
........... 172 173,227
Trading Companies & Distributors — 0.1%
(a)
Beacon Roofing Supply, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.31%
,
05/19/28 ....... 1,127 1,129,583
Core & Main LP, 1st Lien Term Loan D , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.31%
,
07/27/28 .................. 3,384 3,392,378
Core & Main LP, 1st Lien Term Loan E , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.31%
,
02/10/31 .................. 1,261 1,265,701
Foundation Building Materials, Inc., 1st Lien
Term Loan , 01/29/31
(p)
.............. 3,828 3,757,785
Gulfside Supply, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
06/17/31 ............ 649 651,452
GYP Holdings III Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.56%
,
05/13/30 ............ 390 390,173
TMK Hawk Parent Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 1.00% Floor +
5.25%), 9.57%
,
06/30/29 ............ 1,427 770,506
11,357,578
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan
(p)
09/22/28 ....................... 3,341 3,357,905
09/22/28 ....................... 1,090 1,096,369
Brown Group Holding LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.81%
,
07/01/31 ............ 2,589 2,596,204
Brown Group Holding LLC, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.25%; 3-mo. CME Term SOFR at 0.50%
Floor + 2.25% at 0.50% Floor + 0.03%),
6.79% - 6.81%
,
07/01/31 ............ 1,777 1,781,208
OLA Netherlands BV, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
6.25%), 10.66%
,
12/15/26
(f)
........... 1,248 1,241,302
Rand Parent LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
8.08%
,
03/18/30 .................. 399 399,944
10,472,932

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.0%
(a)
Gogo Intermediate Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 8.18%
,
05/01/28 ....... USD 1,106 $ 1,040,910
SBA Senior Finance II LLC, 1st Lien Term Loan
B , 01/27/31
(p)
.................... 3,037 3,039,455
4,080,365
Total Floating Rate Loan Interests — 8 .7%
(Cost: $ 951,271,651 ) .............................. 926,132,194
Foreign Agency Obligations
Brazil — 0.0%
Centrais Eletricas Brasileiras SA , 3.63%
,
02/04/25
(c)
...................... 610 609,390
Chile — 0.0%
Corp. Nacional del Cobre de Chile
3.63% , 08/01/27
(c)
................. 500 481,340
3.75% , 01/15/31
(b)
................. 491 440,059
Empresa Nacional del Petroleo
(b)
6.15% , 05/10/33 .................. 656 656,433
5.95% , 07/30/34 .................. 430 425,971
2,003,803
Colombia — 0.0%
Ecopetrol SA
8.88% , 01/13/33 .................. 1,100 1,130,305
8.38% , 01/19/36 .................. 1,155 1,120,927
2,251,232
Denmark — 0.0%
Orsted A/S
(a)(c)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 2.14%), 2.50% ,
02/18/3021 .................... GBP 886 794,872
(5-Year EURIBOR ICE Swap Rate + 2.59%),
5.13% , 03/14/3024 .............. EUR 400 421,482
1,216,354
Finland — 0.0%
Finnair OYJ
4.75% , 05/24/29
(c)
................. 1,000 1,056,903
1,056,903
France — 0.1%
Electricite de France SA
(a)(c)(k)
(13-Year GBP Swap Semi + 4.23%), 6.00% GBP 1,800 2,231,820
(5-Year EURIBOR ICE Swap Rate + 3.37%),
2.88% ....................... EUR 600 611,687
(5-Year EUR Swap Annual + 3.20%), 3.00% 1,000 1,010,168
(BPISDS15 + 3.32%), 5.88% ......... GBP 1,400 1,690,037
(5-Year EURIBOR ICE Swap Rate + 2.94%),
5.13% ....................... EUR 200 211,889
(5-Year EUR Swap Annual + 3.97%), 3.38% 5,200 5,065,093
(5-Year EURIBOR ICE Swap Rate + 3.28%),
5.63% ....................... 200 215,966
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.78%), 7.38% .... GBP 500 633,700
11,670,360
Hungary — 0.1%
Magyar Export-Import Bank Zrt. , 6.13%
,
12/04/27
(b)
...................... USD 1,201 1,212,638
MVM Energetika Zrt.
(c)
7.50% , 06/09/28 .................. 529 552,641
6.50% , 03/13/31 .................. 935 942,012
2,707,291
Security
Par (000)
Par (000) Value
Indonesia — 0.0%
Pertamina Persero PT , 3.10%
,
08/27/30
(c)
... USD 1,275 $ 1,146,709
Ireland — 0.1%
AIB Group plc , (5-Year EUR Swap Annual +
6.63%), 6.25%
(a) (c) (k)
................ EUR 6,704 7,019,061
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA , (3-mo.
EURIBOR + 3.21%), 6.75%
,
03/02/26
(a) (c)
.. 2,106 2,189,409
Mexico — 0.2%
Petroleos Mexicanos
6.88% , 08/04/26 .................. USD 4,946 4,866,370
8.75% , 06/02/29 .................. 1,255 1,242,866
5.95% , 01/28/31 .................. 2,358 1,974,471
6.70% , 02/16/32 .................. 9,694 8,404,213
10.00% , 02/07/33 ................. 820 843,698
6.75% , 09/21/47 .................. 309 211,511
17,543,129
Morocco — 0.0%
OCP SA , 7.50%
,
05/02/54
(b)
............. 939 949,564
Nigeria — 0.0%
Africa Finance Corp. , 5.55%
,
10/08/29
(b)
.... 1,203 1,186,086
Panama — 0.0%
(b)
Aeropuerto Internacional de Tocumen SA
4.00% , 08/11/41 .................. 1,225 897,141
5.13% , 08/11/61 .................. 769 532,148
Banco Latinoamericano de Comercio Exterior
SA , 2.38%
,
09/14/25 ............... 608 595,232
2,024,521
Poland — 0.0%
Bank Gospodarstwa Krajowego
(b)
6.25% , 10/31/28 .................. 466 484,323
5.75% , 07/09/34 .................. 1,140 1,134,756
1,619,079
Saudi Arabia — 0.0%
Saudi Arabian Oil Co.
(b)
5.25% , 07/17/34 .................. 1,870 1,848,962
5.88% , 07/17/64 .................. 798 740,289
2,589,251
Turkey — 0.0%
Turkiye Varlik Fonu Yonetimi A/S , 8.25%
,
02/14/29
(c)
...................... 429 445,758
Total Foreign Agency Obligations — 0 .5%
(Cost: $ 60,279,945 ) ............................... 58,227,900
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain
(c)
7.38% , 05/14/30 .................. 572 594,903
5.45% , 09/16/32 .................. 480 445,800
1,040,703
Brazil — 0.0%
Federative Republic of Brazil , 7.13%
,
05/13/54 899 844,700
Bulgaria — 0.0%
Bulgaria Government Bond , 5.00%
,
03/05/37
(c)
732 687,165
Chile — 0.0%
Republic of Chile
3.75% , 01/14/32 .................. EUR 558 582,487

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chile (continued)
3.10% , 05/07/41 .................. USD 1,509 $ 1,078,935
1,661,422
Colombia — 0.1%
Republic of Colombia
3.25% , 04/22/32 .................. 896 689,920
8.00% , 04/20/33 .................. 1,035 1,060,378
8.00% , 11/14/35 .................. 439 442,833
7.75% , 11/07/36 .................. 1,182 1,155,996
8.75% , 11/14/53 .................. 253 255,656
3,604,783
Costa Rica — 0.0%
Republic of Costa Rica , 6.55%
,
04/03/34
(c)
... 553 565,304
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95% , 01/25/27
(c)
................. 1,109 1,110,142
5.50% , 02/22/29
(b)
................. 557 544,328
5.50% , 02/22/29
(c)
................. 719 702,643
7.05% , 02/03/31
(b)
................. 1,301 1,341,331
4.88% , 09/23/32
(b)
................. 564 507,318
5.30% , 01/21/41
(c)
................. 433 369,782
4,575,544
Egypt — 0.0%
Arab Republic of Egypt
5.63% , 04/16/30
(c)
................. EUR 649 598,095
6.38% , 04/11/31
(b)
................. 479 445,817
7.63% , 05/29/32
(c)
................. USD 1,050 939,656
9.45% , 02/04/33
(b)
................. 590 580,312
2,563,880
Guatemala — 0.1%
Republic of Guatemala
5.25% , 08/10/29
(b)
................. 767 739,916
5.25% , 08/10/29
(c)
................. 511 492,955
7.05% , 10/04/32
(b)
................. 1,076 1,113,956
6.60% , 06/13/36
(b)
................. 544 537,200
2,884,027
Hungary — 0.1%
Hungary Government Bond
5.25% , 06/16/29
(b)
................. 1,125 1,110,938
5.38% , 09/12/33
(c)
................. EUR 1,109 1,236,762
5.50% , 03/26/36
(b)
................. USD 575 546,244
2,893,944
Indonesia — 0.0%
Republic of Indonesia , 3.88%
,
01/15/33 ..... EUR 1,062 1,103,437
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
6.38% , 03/03/28
(c)
................. USD 941 938,958
5.88% , 10/17/31
(c)
................. EUR 1,300 1,281,688
8.25% , 01/30/37
(b)
................. USD 403 392,042
2,612,688
Mexico — 0.1%
United Mexican States
6.35% , 02/09/35 .................. 382 374,814
4.75% , 03/08/44 .................. 1,096 831,864
4.40% , 02/12/52 .................. 1,516 1,026,150
6.34% , 05/04/53 .................. 963 857,070
3,089,898
Morocco — 0.0%
Kingdom of Morocco
2.38% , 12/15/27
(c)
................. 566 517,884
Security
Par (000)
Par (000) Value
Morocco (continued)
5.95% , 03/08/28
(b)
................. USD 412 $ 415,605
933,489
Nigeria — 0.0%
Federal Republic of Nigeria
8.38% , 03/24/29
(b)
................. 716 699,618
10.38% , 12/09/34
(b)
................ 688 711,151
7.63% , 11/28/47
(c)
................. 690 537,338
1,948,107
North Macedonia — 0.0%
Republic of North Macedonia , 6.96%
,
03/13/27
(c)
...................... EUR 498 540,390
Oman — 0.0%
Oman Government Bond , 6.50%
,
03/08/47
(c)
. USD 953 942,193
Panama — 0.0%
Republic of Panama
7.50% , 03/01/31 .................. 1,068 1,090,962
8.00% , 03/01/38 .................. 330 335,445
1,426,407
Paraguay — 0.0%
Republic of Paraguay
(c)
5.00% , 04/15/26 .................. 235 234,391
2.74% , 01/29/33 .................. 526 429,019
5.60% , 03/13/48 .................. 423 369,364
1,032,774
Peru — 0.0%
Republic of Peru
7.35% , 07/21/25 .................. 958 970,559
3.00% , 01/15/34 .................. 1,530 1,236,776
2,207,335
Poland — 0.0%
Republic of Poland
5.75% , 11/16/32 .................. 867 888,501
5.50% , 04/04/53 .................. 562 522,666
1,411,167
Romania — 0.0%
Romania Government Bond
5.25% , 11/25/27
(b)
................. 698 687,181
2.50% , 02/08/30
(c)
................. EUR 1,225 1,133,726
2.12% , 07/16/31
(c)
................. 1,229 1,040,690
2,861,597
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
3.25% , 11/17/51
(c)
................. USD 1,818 1,161,248
5.00% , 01/18/53
(b)
................. 1,520 1,295,800
2,457,048
Serbia — 0.0%
Republic of Serbia
6.50% , 09/26/33
(c)
................. 555 573,558
6.00% , 06/12/34
(b)
................. 712 706,268
1,279,826
South Africa — 0.0%
Republic of South Africa
5.88% , 04/20/32 .................. 924 869,715
7.10% , 11/19/36
(b)
................. 923 899,463
7.95% , 11/19/54
(b)
................. 888 847,818
2,616,996

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago , 6.40%
,
06/26/34
(b)
...................... USD 871 $ 855,531
Uruguay — 0.0%
Oriental Republic of Uruguay
5.75% , 10/28/34 .................. 595 609,395
5.25% , 09/10/60 .................. 1,002 899,596
1,508,991
Uzbekistan — 0.0%
Republic of Uzbekistan
(b)
5.38% , 05/29/27 .................. EUR 667 698,651
7.85% , 10/12/28 .................. USD 522 543,043
1,241,694
Total Foreign Government Obligations — 0 .5%
(Cost: $ 52,563,749 ) ............................... 51,391,040
Shares
Shares
Investment Companies
(q)
iShares 5-10 Year Investment Grade Corporate
Bond ETF
(i)
...................... 4,122,960 213,857,934
iShares Core Dividend Growth ETF ....... 7,447,709 472,706,090
iShares iBoxx $ High Yield Corporate Bond
ETF
(i)
.......................... 2,987,634 238,174,183
Total Investment Companies — 8 .7%
(Cost: $ 867,278,072 ) .............................. 924,738,207
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.5%
Adjustable Rate Mortgage Trust
(a)
Series 2005-8, Class 2A1, 5.41%, 11/25/35 1,017 888,692
Series 2005-8, Class 7A2, (1-mo. CME Term
SOFR at 0.56% Floor and 11.00% Cap +
0.67%), 4.99%, 11/25/35 ........... 288 282,088
Alternative Loan Trust
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.65% Floor + 1.65%), 6.39%,
06/25/35
(a)
.................... 345 322,496
Series 2005-36, Class 2A1A, (1-mo. CME
Term SOFR at 0.62% Floor and 11.00%
Cap + 0.73%), 5.05%, 08/25/35
(a)
..... 839 757,130
Series 2005-61, Class 1A1, (1-mo. CME
Term SOFR at 0.52% Floor + 0.63%),
4.95%, 12/25/35
(a)
............... 154 137,545
Series 2005-63, Class 3A3, 4.90%,
11/25/35
(a)
.................... 1,336 1,210,505
Series 2005-63, Class 5A1, 4.88%,
12/25/35
(a)
.................... 23 22,483
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 ..................... 37 32,463
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.00% Floor +
1.00%), 5.75%, 02/25/36
(a)
......... 3,130 2,801,587
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 ..................... 582 324,688
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ..................... 962 435,758
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-20CB, Class A9, 6.00%,
07/25/36 ..................... USD 428 $ 177,497
Series 2006-2CB, Class A6, 5.50%, 03/25/36 671 288,316
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 ..................... 2,643 1,028,017
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 ..................... 1,726 916,484
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 ..................... 742 386,499
Series 2006-9T1, Class A7, 6.00%, 05/25/36 304 118,097
Series 2006-J7, Class 2A1, (1M Sofr FWD at
1.50% Floor + 1.50%), 6.46%, 11/20/46
(a)
2,847 2,398,647
Series 2006-J8, Class A5, 6.00%, 02/25/37 1,196 488,027
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.73% Floor and
2.00% Cap + 1.73%), 6.48%, 11/25/46
(a)
4,285 3,466,871
Series 2006-OA14, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.81%, 11/25/46
(a)
............... 1,821 1,662,078
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.85% Floor +
0.85%), 5.60%, 11/25/46
(a)
......... 5,516 4,873,384
Series 2006-OA16, Class A2, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.81%, 10/25/46
(a)
............... 245 224,297
Series 2006-OA2, Class A1, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
4.83%, 05/20/46
(a)
............... 1,071 928,506
Series 2006-OA3, Class 2A1, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
4.85%, 05/25/36
(a)
............... 4,873 4,456,005
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.81%, 07/25/46
(a)
............... 7,538 6,648,554
Series 2007-12T1, Class A22, 5.75%,
06/25/37 ..................... 1,707 726,818
Series 2007-12T1, Class A5, 6.00%,
06/25/37 ..................... 379 167,842
Series 2007-15CB, Class A7, 6.00%,
07/25/37 ..................... 223 128,641
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 ..................... 198 114,677
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,137 536,518
Series 2007-19, Class 1A8, 6.00%, 08/25/37 553 261,038
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,041 1,367,196
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ..................... 441 211,406
Series 2007-9T1, Class 2A1, 6.00%,
05/25/37 ..................... 3,148 1,378,300
Series 2007-9T1, Class 2A2, 6.00%,
05/25/37 ..................... 540 236,589
Series 2007-AL1, Class A1, (1-mo. CME
Term SOFR at 0.25% Floor + 0.36%),
4.68%, 06/25/37
(a)
............... 4,816 3,949,924
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,482 551,286
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.38% Floor +
1.38%), 6.13%, 11/25/47
(a)
......... 1,021 868,523
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.71%, 04/25/47
(a)
............... 7,127 6,263,845

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-OA4, Class A1, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
4.77%, 05/25/47
(a)
............... USD 2,682 $ 2,361,558
Series 2007-OA8, Class 2A1, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.79%, 06/25/47
(a)
............... 5,655 4,344,402
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 ... 910 507,255
American Home Mortgage Assets Trust
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.97% Floor + 0.97%), 5.72%,
10/25/46
(a)
.................... 7,492 6,225,298
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.94% Floor +
0.94%), 5.69%, 10/25/46
(a)
......... 4,125 2,634,999
Series 2007-3, Class 22A1, 6.75%,
06/25/37
(d)
.................... 462 397,309
Banc of America Funding Trust
(a)
Series 2006-7, Class T2A3, 5.69%, 10/25/36 236 203,271
Series 2006-D, Class 6A1, 3.96%, 05/20/36 237 195,571
Series 2007-D, Class 1A1, (1-mo. CME Term
SOFR at 0.42% Floor + 0.53%), 4.83%,
06/20/47 ..................... 774 607,242
Barclays Mortgage Loan Trust
(b)
Series 2024-NQM4, Class A1, 4.79%,
12/26/64
(d)
.................... 13,782 13,618,458
Series 2024-NQM4, Class A2, 5.10%,
12/26/64
(d)
.................... 1,296 1,281,090
Series 2024-NQM4, Class A3, 5.25%,
12/26/64
(d)
.................... 1,452 1,436,462
Series 2024-NQM4, Class B1, 6.96%,
12/26/64
(a)
.................... 576 577,067
Series 2024-NQM4, Class B2, 7.59%,
12/26/64
(a)
.................... 440 433,425
Series 2024-NQM4, Class B3, 7.59%,
12/26/64
(a)
.................... 1,006 958,450
Series 2024-NQM4, Class M1, 6.31%,
12/26/64
(a)
.................... 948 948,725
Series 2024-NQM4, Class SA, 0.00%,
12/26/64
(a)
.................... 19,501 931,230
Series 2025-NQM1, Class A1, 5.66%,
01/25/65
(d)
.................... 13,217 13,216,931
Series 2025-NQM1, Class A2, 5.87%,
01/25/65
(d)
.................... 1,206 1,205,899
Series 2025-NQM1, Class A3, 5.97%,
01/25/65
(d)
.................... 1,149 1,148,482
Series 2025-NQM1, Class B1,  + 0.00%),
6.94%, 01/25/65
(a)
............... 660 660,393
Series 2025-NQM1, Class B2,  + 0.00%),
7.82%, 01/25/65
(a)
............... 574 564,460
Series 2025-NQM1, Class B3,  + 0.00%),
7.82%, 01/25/65
(a)
............... 1,273 1,162,731
Series 2025-NQM1, Class M1,  + 0.00%),
6.49%, 01/25/65
(a)
............... 1,062 1,062,284
Series 2025-NQM1, Class SA,  + 0.00%),
0.00%, 01/25/65
(a)
............... 3 3,100
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, (1-mo. CME Term SOFR at 0.44%
Floor and 11.50% Cap + 0.55%), 4.87%,
04/25/36
(a)
...................... 3,069 2,640,472
Bear Stearns Asset-Backed Securities I Trust
(d)
Series 2005-AC9, Class A5, 6.25%, 12/25/35 579 545,649
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ..................... 591 585,751
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Bear Stearns Mortgage Funding Trust
(a)
Series 2007-AR2, Class A1, (1-mo. CME
Term SOFR at 0.34% Floor and 10.50%
Cap + 0.45%), 4.77%, 03/25/37 ...... USD 874 $ 814,986
Series 2007-AR3, Class 1A1, (1-mo. CME
Term SOFR at 0.14% Floor and 10.50%
Cap + 0.25%), 4.57%, 03/25/37 ...... 1,303 1,196,652
Series 2007-AR4, Class 1A1, (1-mo. CME
Term SOFR at 0.40% Floor and 10.50%
Cap + 0.51%), 4.83%, 09/25/47 ...... 1,426 1,329,600
CAFL Issuer LLC, Series 2024-RTL1, Class A1,
6.75%, 11/28/31
(b) (d)
................ 2,000 2,016,064
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, (1-mo. CME
Term SOFR at 0.27% Floor and 10.50%
Cap + 0.38%), 4.70%, 04/25/35
(a)
..... 635 596,599
Series 2005-9, Class 1A1, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 5.03%,
05/25/35
(a)
.................... 1,915 1,659,846
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.96% Floor +
0.96%), 5.71%, 04/25/46
(a)
......... 2,560 690,985
Series 2007-21, Class 1A1, 6.25%, 02/25/38 135 60,173
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 607 196,509
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 926 300,072
CHNGE Mortgage Trust
(a)(b)
Series 2022-2, Class A1, 3.76%, 03/25/67 . 6,816 6,450,047
Series 2022-3, Class A1, 5.00%, 05/25/67 . 5,845 5,767,676
CIM Trust, Series 2025-I1, Class B1B,  +
0.00%), 7.57%, 10/25/69
(a) (b)
.......... 4,918 4,800,081
CitiMortgage Alternative Loan Trust, Series
2007-A1, Class 1A5, 6.00%, 01/25/37 .... 51 44,720
COLT Mortgage Loan Trust, Series 2022-5,
Class A1, 4.55%, 04/25/67
(a) (b)
......... 3,525 3,462,514
CSMC Trust
(b)
Series 2008-2R, Class 1A1, 6.00%, 07/25/37 265 221,884
Series 2011-4R, Class 1A2, (1-mo. CME
Term SOFR at 1.50% Floor + 1.61%),
6.17%, 09/27/37
(a)
............... 2,731 2,211,581
Series 2022-ATH2, Class A1, 4.55%,
05/25/67
(a)
.................... 1,276 1,258,261
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%), 4.81%,
08/25/47
(a)
...................... 9,804 8,184,691
Ellington Financial Mortgage Trust, Series 2021-
2, Class A1, 0.93%, 06/25/66
(a) (b)
....... 1,795 1,465,870
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 4.55%,
02/25/37
(a)
...................... 771 421,232
GCAT Trust, Series 2022-NQM3, Class A1,
4.35%, 04/25/67
(a) (b)
................ 13,113 12,684,403
GMACM Mortgage Loan Trust, Series 2005-
AR2, Class 4A, 3.86%, 05/25/35
(a)
...... 18 15,162
GreenPoint Mortgage Funding Trust
(a)
Series 2006-AR1, Class GA1B, (1-mo. CME
Term SOFR at 0.17% Floor + 0.28%),
4.60%, 02/25/36 ................ 1,782 1,584,952
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 2.00% Floor and
10.50% Cap + 2.00%), 6.75%, 03/25/36 879 800,924
Impac CMB Trust, Series 2005-6, Class 1A1,
(1-mo. CME Term SOFR at 0.50% Floor and
11.00% Cap + 0.61%), 4.93%, 10/25/35
(a)
. 989 868,036

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
IndyMac IMSC Mortgage Loan Trust
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 USD 549 $ 377,167
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,228 790,511
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR15, Class 1A1, 4.37%,
08/25/37 ..................... 90 62,151
Series 2007-AR15, Class 2A1, 3.45%,
08/25/37 ..................... 407 284,427
Merrill Lynch Mortgage Investors Trust
(a)
Series 2005-A9, Class 2A1E, 6.31%,
12/25/35 ..................... 235 221,033
Series 2006-1, Class 2A1, 5.87%, 02/25/36 194 188,948
MFA Trust
(b)
Series 2022-CHM1, Class M1, 4.57%,
09/25/56
(a)
.................... 4,000 3,462,337
Series 2023-NQM2, Class A1, 4.40%,
03/25/68
(d)
.................... 10,640 10,518,036
Mill City Mortgage Loan Trust, Series 2023-
NQM1, Class A1, 6.05%, 10/25/67
(b) (d)
.... 4,170 4,169,230
New Residential Mortgage Loan Trust, Series
2025-NQM1, Class B2,  + 0.00%), 7.05%,
01/25/65
(a) (b)
..................... 1,577 1,491,461
Prima Capital CRE Securitization Ltd., Series
2016-6A, Class C, 4.00%, 08/24/40
(b)
.... 16,500 13,687,589
Prime Mortgage Trust, Series 2006-DR1, Class
2A1, 5.50%, 05/25/35
(b)
.............. 233 213,238
Rain City Mortgage Trust, Series 2024-RTL1,
Class A1, 6.53%, 11/25/29
(a) (b)
......... 5,000 4,991,553
RALI Trust, Series 2007-QS4, Class 3A2,
6.00%, 03/25/37 .................. 110 88,125
Ready Capital Mortgage Financing LLC, Series
2022-FL10, Class A, (1-mo. CME Term
SOFR at 2.55% Floor + 2.55%), 6.86%,
10/25/39
(a) (b)
..................... 116 116,758
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 ... 309 103,190
RFMSI Trust, Series 2007-S7, Class A20,
6.00%, 07/25/37 .................. 30 23,302
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(b) (d)
.... 13,498 12,696,592
Structured Adjustable Rate Mortgage Loan
Trust, Series 2007-3, Class 3A1, 4.78%,
04/25/47
(a)
...................... 181 78,601
Structured Asset Mortgage Investments II
Trust
(a)
Series 2006-AR2, Class A1, (1-mo. CME
Term SOFR at 0.46% Floor and 10.50%
Cap + 0.57%), 4.89%, 02/25/36 ...... 385 349,046
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 4.81%, 06/25/36 ...... 6,486 5,536,141
Series 2006-AR6, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 4.81%, 07/25/46 ...... 8,152 5,752,659
Series 2007-AR4, Class GA4B, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.79%, 09/25/47 ................ 1,485 1,352,695
Verus Securitization Trust
(b)
Series 2022-3, Class A1, 4.13%, 02/25/67
(d)
8,983 8,424,471
Series 2023-2, Class B1, 7.52%, 03/25/68
(a)
1,000 1,003,830
Vista Point Securitization Trust, Series 2020-1,
Class B1, 5.38%, 03/25/65
(a) (b)
......... 2,800 2,755,770
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Washington Mutual Mortgage Pass-Through
Certificates Trust
(a)
Series 2007-OA5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.75% Floor +
0.75%), 5.50%, 06/25/47 .......... USD 4,640 $ 3,940,904
Series 2007-OA6, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.81% Floor +
0.81%), 5.56%, 07/25/47 .......... 2,369 1,938,584
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-8, Class A5, 4.11%, 10/25/36
(d)
988 331,777
Series 2006-AR5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.98% Floor +
0.98%), 5.73%, 06/25/46
(a)
......... 2,781 2,169,440
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.85% Floor +
0.85%), 5.60%, 10/25/46
(a)
......... 4,073 3,437,218
Series 2007-OA1, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.72% Floor +
0.72%), 5.47%, 12/25/46
(a)
......... 3,540 2,794,307
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.84% Floor +
0.84%), 5.59%, 05/25/47
(a)
......... 2,094 1,748,101
266,699,993
Commercial Mortgage-Backed Securities — 5.2%
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. CME Term SOFR at
2.37% Floor + 2.42%), 6.72%, 09/15/34
(a) (b)
1,564 1,502,363
ARES Commercial Mortgage Trust, Series
2024-IND, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 6.00%,
07/15/41
(a) (b)
..................... 1,270 1,274,762
ARES1, Series 2024-IND2, Class A, (1-mo.
CME Term SOFR at 1.44% Floor + 1.44%),
5.75%, 10/15/34
(a) (b)
................ 13,280 13,313,200
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 6.58%, 04/15/35
(a) (b)
..... 3,467 3,443,164
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class D, (1-mo. CME Term SOFR at 1.95%
Floor + 2.25%), 6.55%, 12/15/36
(a) (b)
..... 3,624 3,457,297
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 6.17%, 12/10/41 15,300 15,563,053
Series 2024-MAR, Class C, 7.77%, 12/10/41 4,470 4,652,455
BAMLL Trust, Series 2024-BHP, Class A, (1-mo.
CME Term SOFR at 2.35% Floor + 2.35%),
6.66%, 08/15/39
(a) (b)
................ 17,580 17,601,945
Bayview Commercial Asset Trust
(a)(b)
Series 2005-2A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor and 10.11% Cap +
0.58%), 4.89%, 08/25/35 .......... 1,863 1,798,003
Series 2005-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor and 10.80% Cap +
0.59%), 4.91%, 11/25/35 ........... 454 430,575
Series 2007-1, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.44%), 4.76%,
03/25/37 ..................... 1,423 1,340,692

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2007-3, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.55%), 4.86%,
07/25/37 ..................... USD 2,269 $ 2,116,355
Series 2007-4A, Class A1, (1-mo. CME Term
SOFR at 0.68% Floor + 0.79%), 5.10%,
09/25/37 ..................... 569 537,840
Series 2007-6A, Class A4A, (1-mo. CME
Term SOFR at 0.00% Floor + 1.61%),
5.93%, 12/25/37 ................ 1,296 1,124,936
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.27%, 08/05/38
(a) (b)
.......... 1,140 930,706
BDS LLC, Series 2022-FL12, Class A, (1-mo.
CME Term SOFR at 2.14% Floor + 2.14%),
6.44%, 08/19/38
(a) (b)
................ 2,053 2,056,348
BFLD Mortgage Trust, Series 2024-VICT, Class
A, (1-mo. CME Term SOFR at 1.89% Floor +
1.89%), 6.20%, 07/15/41
(a) (b)
.......... 2,830 2,839,725
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
8.12%, 10/15/35
(a) (b)
................ 2,433 36,408
BMP, Series 2024-MF23, Class A, (1-mo. CME
Term SOFR at 1.37% Floor + 1.37%), 5.68%,
06/15/41
(a) (b)
..................... 4,710 4,730,599
BOCA Commercial Mortgage Trust, Series
2024-BOCA, Class A, (1-mo. CME Term
SOFR at 1.92% Floor + 1.92%), 6.23%,
08/15/41
(a) (b)
..................... 5,905 5,934,525
BPR Trust
(a)(b)
Series 2021-TY, Class A, (1-mo. CME Term
SOFR at 1.05% Floor + 1.16%), 5.47%,
09/15/38 ..................... 1,900 1,895,250
Series 2021-TY, Class E, (1-mo. CME Term
SOFR at 3.60% Floor + 3.71%), 8.02%,
09/15/38 ..................... 4,495 4,517,475
BWAY Mortgage Trust, Series 2013-1515, Class
D, 3.63%, 03/10/33
(b)
............... 3,600 3,260,551
BX Commercial Mortgage Trust
(a)(b)
Series 2021-NWM, Class A, (1-mo. CME
Term SOFR at 0.91% Floor + 1.02%),
5.33%, 02/15/33 ................ 12,383 12,266,481
Series 2021-NWM, Class B, (1-mo. CME
Term SOFR at 2.15% Floor + 2.26%),
6.57%, 02/15/33 ................ 7,261 7,213,410
Series 2021-NWM, Class C, (1-mo. CME
Term SOFR at 4.25% Floor + 4.36%),
8.67%, 02/15/33 ................ 4,795 4,790,989
Series 2021-SOAR, Class G, (1-mo. CME
Term SOFR at 2.80% Floor + 2.91%),
7.22%, 06/15/38 ................ 4,321 4,291,568
Series 2021-VINO, Class F, (1-mo. CME
Term SOFR at 2.92% Floor + 2.92%),
7.22%, 05/15/38 ................ 7,227 7,211,690
Series 2021-XL2, Class F, (1-mo. CME Term
SOFR at 2.24% Floor + 2.36%), 6.66%,
10/15/38 ..................... 6,300 6,284,250
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 6.07%,
12/09/40 ..................... 2,950 2,964,699
Series 2024-AIR2, Class A, (1-mo. CME
Term SOFR at 1.49% Floor + 1.49%),
5.80%, 10/15/41 ................ 9,300 9,340,687
Series 2024-AIRC, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
6.00%, 08/15/39 ................ 19,290 19,416,591
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
7.18%, 10/15/41 ................ USD 7,280 $ 7,334,248
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
5.60%, 12/15/39 ................ 4,840 4,840,000
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.75%,
02/15/39 ..................... 4,170 4,183,524
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.85%, 06/15/37 ................ 658 658,103
Series 2024-PURE, Class A, (CAONREPO
at 1.90% Floor + 1.90%), 5.20%, 11/15/41 CAD 4,710 3,197,599
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.75%,
02/15/39 ..................... USD 9,295 9,335,974
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.70%,
03/15/41 ..................... 5,826 5,842,259
BX Trust
(a)(b)
Series 2018-GW, Class A, (1-mo. CME Term
SOFR at 0.80% Floor + 1.10%), 5.40%,
05/15/35 ..................... 2,050 2,048,719
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
5.22%, 02/15/36 ................ 1,880 1,877,650
Series 2021-LBA, Class GJV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
7.42%, 02/15/36 ................ 1,765 1,704,687
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
7.42%, 02/15/36 ................ 5,638 5,446,152
Series 2021-MFM1, Class E, (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
6.67%, 01/15/34 ................ 3,276 3,257,572
Series 2021-MFM1, Class F, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
7.42%, 01/15/34 ................ 5,068 5,031,574
Series 2022-LBA6, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
5.31%, 01/15/39 ................ 6,710 6,705,806
Series 2022-VAMF, Class A, (1-mo. CME
Term SOFR at 0.85% Floor + 0.85%),
5.16%, 01/15/39 ................ 2,180 2,173,188
Series 2023-DELC, Class A, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
7.00%, 05/15/38 ................ 8,500 8,563,750
Series 2024-VLT4, Class A, (1-mo. CME
Term SOFR at 1.49% Floor + 1.49%),
5.80%, 07/15/29 ................ 7,780 7,818,885
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.55%, 08/13/37 2,800 2,483,281
Series 2021-601L, Class D, 2.78%, 01/15/44 3,863 2,936,974
CFSP Mortgage Trust, Series 2024-AHP1,
Class A, 6.50%, 04/15/37 ............ 4,263 4,119,143
Citigroup Commercial Mortgage Trust, Series
2016-C1, Class C, 4.94%, 05/10/49
(a)
.... 2,870 2,793,743
COAST Commercial Mortgage Trust
(a)(b)
Series 2023-2HTL, Class A, (1-mo. CME
Term SOFR at 2.59% Floor + 2.59%),
6.90%, 08/15/36 ................ 1,750 1,754,372
Series 2023-2HTL, Class D, (1-mo. CME
Term SOFR at 4.44% Floor + 4.44%),
8.75%, 08/15/36 ................ 8,900 8,877,762

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust
(a)
Series 2013-300P, Class D, 4.39%,
08/10/30
(b)
.................... USD 2,245 $ 1,990,645
Series 2015-CR23, Class B, 4.18%,
05/10/48 ..................... 9,520 9,251,001
Series 2016-667M, Class D, 3.18%,
10/10/36
(b)
.................... 3,200 2,106,812
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
6.15%, 06/15/41
(b)
............... 4,380 4,366,313
CONE Trust, Series 2024-DFW1, Class A,
(1-mo. CME Term SOFR at 1.64% Floor +
1.64%), 5.95%, 08/15/41
(a) (b)
.......... 1,900 1,908,312
CSMC Trust, Series 2022-LION, Class A, (1-mo.
CME Term SOFR at 3.59% Floor + 3.44%),
7.75%, 02/15/25
(a) (b) (f)
............... 8,800 8,634,108
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 6.19%,
08/15/34
(a) (b)
..................... 12,500 12,558,594
DBWF Mortgage Trust, Series 2024-LCRS,
Class A, (1-mo. CME Term SOFR at 1.74%
Floor + 1.74%), 6.05%, 04/15/37
(a) (b)
..... 3,040 3,049,500
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(a) (b)
..................... 9,400 9,412,007
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
6.67%, 07/15/38 ................ 2,630 2,635,152
Series 2021-ESH, Class E, (1-mo. CME
Term SOFR at 2.85% Floor + 2.96%),
7.27%, 07/15/38 ................ 5,256 5,275,770
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.76%,
12/15/39
(a) (b)
..................... 10,700 10,736,781
FS Trust, Series 2024-HULA, Class A, (1-mo.
CME Term SOFR at 1.81% Floor + 1.81%),
6.12%, 08/15/39
(a) (b)
................ 1,750 1,760,661
Great Wolf Trust
(a)(b)
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR + 1.69%), 6.00%, 05/15/41 . 7,190 7,225,950
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.85%, 03/15/39 ................ 5,660 5,674,150
GS Mortgage Securities Corp. Trust
(a)
Series 2015-GC32, Class C, 4.40%,
07/10/48 ..................... 1,075 1,050,867
Series 2021-DM, Class A, (1-mo. CME Term
SOFR at 0.89% Floor + 1.00%), 5.31%,
11/15/36
(b)
.................... 1,900 1,892,875
Series 2023-FUN, Class A, (1-mo. CME
Term SOFR at 2.09% Floor + 2.09%),
6.40%, 03/15/28
(b)
............... 8,480 8,522,400
Series 2023-SHIP, Class E, 7.43%,
09/10/38
(b)
.................... 8,600 8,668,330
Harvest Commercial Capital Loan Trust, Series
2019-1, Class M4, 4.64%, 09/25/46
(a) (b)
... 3,150 2,864,573
HIH Trust, Series 2024-61P, Class A, (1-mo.
CME Term SOFR at 1.84% Floor + 1.84%),
6.15%, 10/15/41
(a) (b)
................ 2,510 2,524,119
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.85%, 05/15/37
(a) (b)
1,525 1,526,430
HONO Mortgage Trust, Series 2021-LULU,
Class A, (1-mo. CME Term SOFR at 1.15%
Floor + 1.26%), 5.57%, 10/15/36
(a) (b)
..... 7,000 6,912,500
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Houston Galleria Mall Trust, Series 2025-HGLR,
Class A,  + 0.00%), 1.00%, 02/05/45
(a) (b)
... USD 6,550 $ 6,571,511
Hudson Yards Mortgage Trust, Series
2025-SPRL, Class A,  + 0.00%), 5.47%,
01/13/40
(a) (b)
..................... 8,310 8,401,507
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1-mo. CME Term SOFR at
2.25% Floor + 2.25%), 6.55%, 10/15/39
(a) (b)
3,200 3,209,995
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2016-NINE, Class B, 2.85%, 09/06/38 4,787 4,592,593
Series 2022-OPO, Class D, 3.45%, 01/05/39 2,409 2,096,008
Series 2024-OMNI, Class A, 5.80%,
10/05/39 ..................... 4,710 4,795,382
JW Commercial Mortgage Trust, Series 2024-
MRCO, Class A, (1-mo. CME Term SOFR at
1.62% Floor + 1.62%), 5.93%, 06/15/39
(a) (b)
8,750 8,763,667
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.85%, 12/15/39
(a) (b)
11,530 11,562,428
LBA Trust, Series 2024-BOLT, Class A, (1-mo.
CME Term SOFR at 1.59% Floor + 1.59%),
5.90%, 06/15/39
(a) (b)
................ 10,560 10,563,300
LoanCore, Series 2025-CRE8, Class A, (1-mo.
CME Term SOFR at 1.39% Floor + 1.39%),
5.76%, 08/17/42
(a) (b)
................ 8,940 8,921,786
MHP Commercial Mortgage Trust, Series 2021-
STOR, Class J, (1-mo. CME Term SOFR at
3.95% Floor + 4.06%), 8.37%, 07/15/38
(a) (b)
1,277 1,267,079
Morgan Stanley Capital I Trust
(a)
Series 2018-H3, Class C, 4.85%, 07/15/51 1,440 1,344,001
Series 2018-MP, Class E, 4.28%, 07/11/40
(b)
2,112 1,399,269
MTK Mortgage Trust, Series 2021-GRNY, Class
A, (1-mo. CME Term SOFR at 1.75% Floor +
1.86%), 6.17%, 12/15/38
(a) (b)
.......... 2,360 2,352,701
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
6.30%, 08/15/29
(a) (b)
................ 6,179 6,224,345
Olympic Tower Mortgage Trust, Series 2017-OT,
Class E, 3.95%, 05/10/39
(a) (b)
.......... 4,300 3,197,546
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.80%, 12/15/39
(a) (b)
................ 8,630 8,654,272
PFP Ltd., Series 2022-9, Class A, (1-mo. CME
Term SOFR at 2.27% Floor + 2.27%), 6.58%,
08/19/35
(a) (b)
..................... 3,365 3,369,613
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
6.20%, 06/15/39
(a) (b)
................ 2,850 2,857,125
PKHL Commercial Mortgage Trust, Series 2021-
MF, Class G, (1-mo. CME Term SOFR at
4.35% Floor + 4.46%), 8.77%, 07/15/38
(a) (b)
1,400 412,308
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.05%, 04/15/41
(a) (b)
.......... 1,830 1,834,575
SHER Trust, Series 2024-DAL, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.95%, 04/15/37
(a) (b)
................ 540 540,675
SHR Trust, Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
6.26%, 10/15/41
(a) (b)
................ 6,600 6,626,812
SREIT Trust, Series 2021-MFP2, Class A,
(1-mo. CME Term SOFR at 0.82% Floor +
0.94%), 5.24%, 11/15/36
(a) (b)
.......... 4,710 4,701,169

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 5.55%, 12/15/39
(a) (b)
USD 10,900 $ 10,893,195
TTAN MHC, Series 2021-MHC, Class A, (1-mo.
CME Term SOFR at 0.85% Floor + 0.96%),
5.27%, 03/15/38
(a) (b)
................ 1,815 1,813,811
VEGAS Trust, Series 2024-TI, Class A, 5.52%,
11/10/39
(b)
...................... 2,410 2,426,363
Velocity Commercial Capital Loan Trust
(a)(b)
Series 2022-1, Class M4, 5.20%, 02/25/52 . 5,154 3,929,561
Series 2023-3, Class M2, 8.27%, 08/25/53 . 1,240 1,254,469
Series 2023-3, Class M3, 9.32%, 08/25/53 . 1,071 1,091,827
Series 2024-5, Class M3, 6.76%, 10/25/54 . 3,448 3,403,989
Series 2024-5, Class M4, 9.53%, 10/25/54 . 4,377 4,308,033
Wells Fargo Commercial Mortgage Trust
(a)
Series 2015-NXS3, Class B, 4.50%,
09/15/57 ..................... 1,600 1,565,675
Series 2016-C37, Class C, 4.46%, 12/15/49 2,803 2,701,009
Series 2016-LC25, Class C, 4.33%, 12/15/59 8,320 7,580,700
Series 2016-NXS5, Class B, 4.94%,
01/15/59 ..................... 1,875 1,807,153
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 7.10%,
11/15/27
(a) (b)
..................... 3,005 3,028,492
551,735,351
Interest Only Collateralized Mortgage Obligations — 0.0%
Barclays Mortgage Loan Trust
(a)(b)
Series 2024-NQM4, Class XS, 0.00%,
12/26/64
(f)
.................... 2 1,810
Series 2025-NQM1, Class XS,  + 0.00%),
0.00%, 01/25/65 ................ 19,141 865,512
867,322
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
BBCMS Trust
(b)
Series 2015-SRCH, Class XA, 0.86%,
08/10/35 ..................... 67,784 1,115,648
Series 2015-SRCH, Class XB, 0.19%,
08/10/35 ..................... 35,000 161,646
Commercial Mortgage Trust
Series 2014-UBS5, Class XB2, 0.82%,
09/10/47
(b)
.................... 12,675 65,814
Series 2015-CR25, Class XA, 0.78%,
08/10/48 ..................... 10,968 13,551
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA, 0.40%, 09/15/47 472 5
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... 40,477 436,148
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.84%, 03/10/50
(b)
..... 31,280 394,259
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.30%,
10/15/48
(b)
...................... 12,675 89,123
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.59%, 03/15/49
(b)
..... 13,600 197,438
Natixis Commercial Mortgage Securities Trust
(b)
Series 2017-75B, Class XA, 0.20%, 04/10/37 40,610 189,864
Series 2017-75B, Class XB, 0.03%, 04/10/37 27,000 32,994
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.24%,
08/15/49
(b)
.................... 11,784 182,494
Series 2016-LC25, Class XA, 0.82%,
12/15/59 ..................... 17,847 203,544
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
WFRBS Commercial Mortgage Trust, Series
2014-C20, Class XB, 0.48%, 05/15/47 ... USD 43,916 $ 439
3,082,967
Total Non-Agency Mortgage-Backed Securities — 7 .8%
(Cost: $ 841,989,724 ) .............................. 822,385,633
Preferred Securities
Capital Trusts — 0.1%
Banks — 0.1%
(a)(k)
Banco Bilbao Vizcaya Argentaria SA , (5-Year
EUR Swap Annual + 6.46%), 6.00%
(c)
.... EUR 5,600 5,918,367
PNC Financial Services Group, Inc. (The)
Series V , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ....................... USD 158 159,366
Series W , (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ....................... 315 316,401
6,394,134
Electric Utilities — 0.0%
(a)(k)
Edison International
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ....................... 1,832 1,687,196
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ....................... 290 260,135
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
................. 890 986,955
2,934,286
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a) (b) (k)
...................... 915 918,060
Oil, Gas & Consumable Fuels — 0.0%
Energy Transfer LP , Series H , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(a) (k)
.......... 385 384,793
Total Capital Trusts — 0 .1%
(Cost: $ 10,984,823 ) ............................... 10,631,273
Shares
Shares
Preferred Stocks — 0.0%
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ....... 28,934 2,527,959
IT Services — 0.0%
(e)
Veritas Newco ...................... 2,876 64,714
Veritas Newco, Series G-1 .............. 1,987 44,698
109,412
Total Preferred Stocks — 0.0%
(Cost: $ 2,367,751 ) ............................... 2,637,371
Total Preferred Securities — 0 .1%
(Cost: $ 13,352,574 ) ............................... 13,268,644

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-W5FX , Class CFX ,
3.79% , 04/25/28
(a) (b)
................ USD 4,627 $ 4,149,928
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $ 4,543,434 ) ............................... 4,149,928
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International ( Issued/
Exercisable 07/14/22 , 1 Share for 1 Warrant,
Expires 04/26/27 , Strike Price USD 10.00 )
(e) (f)
1,841 —
IT Services — 0.0%
Atos SE ( 1 Share for 1 Warrant, Expires
12/17/27 )
(e)
...................... 39,809,949 90,858
Total Warrants — 0.0%
(Cost: $ — ) ..................................... 90,858
Total Long-Term Investments — 97.1%
(Cost: $ 10,029,693,878 ) ............................ 10,307,993,996
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 9.8%
(q)(r)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(s)
.................. 291,712,772 $ 291,858,629
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.26% .................... 742,621,012 742,621,012
Total Short-Term Securities — 9 .8%
(Cost: $ 1,034,459,297 ) ............................ 1,034,479,641
Total Investments Before Investments Sold Short — 106 .9%
(Cost: $ 11,064,153,175 ) ............................ 11,342,473,637
Investments Sold Short
Common Stocks
Chemicals — (0.0)%
Linde plc ......................... (7,473) (3,333,855)
Total Common Stocks — (0.0) %
(Proceeds: $ (3,398,650) ) ........................... (3,333,855)
Total Investments Sold Short — (0.0) %
(Proceeds: $ (3,398,650) ) ........................... (3,333,855)
Total Investments Net of Investments Sold Short — 106 .9%
(Cost: $ 11,060,754,525 ) ............................ 11,339,139,782
Liabilities in Excess of Other Assets — (6.9) % ............. (727,965,723)
Net Assets — 100.0% ...............................
$ 10,611,174,059
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $7,753,841, representing 0.07% of its net assets as of period end, and an original cost of $7,373,080.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
All or a portion of this security is on loan.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Convertible security.
(n)
Zero-coupon bond.
(o)
Rounds to less than 1,000.
(p)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)
Affiliate of the Fund.
(r)
Annualized 7-day yield as of period end.
(s)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 239,879,166 $ 51,955,930
(a)
$ — $ 17,503 $ 6,030 $ 291,858,629 291,712,772 $ 1,208,687
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 794,650,648 — (52,029,636)
(a)
— — 742,621,012 742,621,012 17,573,870 —
iShares 5-10 Year Investment
Grade Corporate Bond ETF — 219,382,291 — — (5,524,357) 213,857,934 4,122,960 2,417,907 —
iShares Core Dividend Growth
ETF ................ 546,658,635 519,694,031 (621,773,460) 37,596,360 (9,469,476) 472,706,090 7,447,709 4,379,974 —
iShares Core S&P 500 ETF
(c)
. 221,024,780 82,076,598 (305,873,547) 6,134,754 (3,362,585) — — — —
iShares iBoxx $ High Yield
Corporate Bond ETF .... 234,648,774 — — — 3,525,409 238,174,183 2,987,634 7,003,214 —
$ 43,748,617 $ (14,824,979) $ 1,959,217,848 $ 32,583,652 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 19,769 03/20/25 $ 2,154,512 $ 5,294,409
MSCI Emerging Markets Index ................................................. 44 03/21/25 2,399 (27,283)
U.S. Treasury 5-Year Note .................................................... 15,603 03/31/25 1,662,329 (2,742,393)
2,524,733
Short Contracts
GBP Currency ............................................................ 3,377 03/17/25 261,696 6,827,537
JPY Currency ............................................................ 347 03/17/25 28,096 918,435
S&P 500 E-Mini Index ....................................................... 224 03/21/25 67,953 (87,115)
7,658,857
$ 10,183,590
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,115,158 EUR 1,070,000 Deutsche Bank AG 02/14/25 $ 4,656
USD 7,281,624 EUR 6,920,000 HSBC Bank plc 02/14/25 99,688
USD 1,896,843 EUR 1,820,000 JPMorgan Chase Bank NA 02/14/25 7,952
USD 1,903,549 GBP 1,530,000 JPMorgan Chase Bank NA 02/14/25 6,579
USD 3,301,615 CAD 4,688,000 Canadian Imperial Bank of Commerce 03/19/25 70,312
USD 12,123,823 EUR 11,575,959 BNP Paribas SA 03/19/25 91,523
USD 932,212 EUR 885,000 Societe Generale SA 03/19/25 12,324
USD 293,844 EUR 278,530 Standard Chartered Bank 03/19/25 4,334
USD 2,038,961 EUR 1,932,696 Toronto Dominion Bank 03/19/25 30,075
USD 768,523 GBP 607,000 Barclays Bank plc 03/19/25 16,007
USD 12,319,270 GBP 9,731,000 Canadian Imperial Bank of Commerce 03/19/25 255,437
USD 107,244 GBP 85,468 Toronto Dominion Bank 03/19/25 1,287
EUR 882,000 USD 903,217 Bank of New York Mellon 04/16/25 14,918
GBP 147,000 USD 180,469 Bank of New York Mellon 04/16/25 1,754
GBP 101,000 USD 123,945 Barclays Bank plc 04/16/25 1,256
GBP 34,000 USD 41,361 UBS AG 04/16/25 786
JPY 43,204,000 USD 279,357 Bank of New York Mellon 04/16/25 1,475
JPY 6,029,000 USD 39,120 UBS AG 04/16/25 69
NZD 1,689,000 USD 939,265 Westpac Banking Corp. 04/16/25 14,642
SGD 435,000 USD 317,850 Bank of America NA 04/16/25 3,157
USD 9,897,900 CAD 14,193,000 Bank of New York Mellon 04/16/25 101,989
USD 468,146 CAD 670,000 Barclays Bank plc 04/16/25 5,717
USD 824,924 CAD 1,183,000 Deutsche Bank AG 04/16/25 8,425
USD 1,455,722 EUR 1,396,000 Deutsche Bank AG 04/16/25 2,528
USD 63,280 GBP 51,000 Barclays Bank plc 04/16/25 60
756,950
EUR 690,000 USD 719,004 JPMorgan Chase Bank NA 02/14/25 (2,886)
USD 605,041,980 EUR 592,630,000 Barclays Bank plc 02/14/25 (10,020,278)
USD 835,564 EUR 810,000 Deutsche Bank AG 02/14/25 (5,096)
USD 4,201,142 EUR 4,090,000 HSBC Bank plc 02/14/25 (43,673)
USD 1,316,724 GBP 1,080,000 BNP Paribas SA 02/14/25 (22,314)
USD 92,227,484 GBP 76,140,000 Citibank NA 02/14/25 (2,174,679)
USD 36,312,799 GBP 29,960,000 Deutsche Bank AG 02/14/25 (833,101)
USD 124,048 GBP 102,000 Societe Generale SA 03/19/25 (2,405)
USD 209,721 GBP 170,000 Toronto Dominion Bank 03/19/25 (1,033)
CAD 1,200,000 USD 835,000 Barclays Bank plc 04/16/25 (6,767)
CAD 1,142,000 USD 794,615 Citibank NA 04/16/25 (6,414)
CAD 11,000 USD 7,674 UBS AG 04/16/25 (82)

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio
Schedules of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 1,270,000 USD 1,334,814 UBS AG 04/16/25 $ (12,782)
HKD 21,110,000 USD 2,715,154 Bank of America NA 04/16/25 (1,310)
JPY 6,578,000 USD 43,083 UBS AG 04/16/25 (325)
KRW 750,460,000 USD 516,604 Bank of New York Mellon 04/16/25 (149)
USD 96,012 AUD 156,000 Westpac Banking Corp. 04/16/25 (1,007)
USD 1,613,248 CHF 1,466,000 UBS AG 04/16/25 (9,374)
USD 5,869,188 EUR 5,713,146 Deutsche Bank AG 04/16/25 (78,024)
USD 578,280 EUR 556,108 Societe Generale SA 04/16/25 (612)
USD 2,674,657 EUR 2,608,108 Toronto Dominion Bank 04/16/25 (40,306)
USD 2,513,823 GBP 2,071,000 UBS AG 04/16/25 (53,421)
USD 2,592,259 JPY 403,368,000 Deutsche Bank AG 04/16/25 (29,690)
(13,345,728)
$ (12,588,778)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 43.V1 ..................... 5 .00 % Quarterly 12/20/29 USD 6,442 $ (562,765) $ (438,285) $ (124,480)
Markit CDX North American Investment Grade
Index Series 43.V1 ................ 1 .00 Quarterly 12/20/29 USD 47,609 (1,136,733) (1,072,689) (64,044)
$ (1,699,498) $ (1,510,974) $ (188,524)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Energy Transfer LP .... 1 .00 % Quarterly 06/20/29 BBB USD 1,380 $ 28,095 $ 20,797 $ 7,298
Verizon Communications,
Inc. ............. 1 .00 Quarterly 06/20/29 BBB+ USD 7,197 128,667 123,849 4,818
$ 156,762 $ 144,646 $ 12,116
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
DR Horton, Inc. ........... 1 .00 % Quarterly Bank of America NA 12/20/29 USD 1,520 $ (33,455) $ (33,032) $ (423)
Matterhorn Telecom SA ...... 5 .00 Quarterly Goldman Sachs International 12/20/29 EUR 1,473 (199,226) (189,038) (10,188)
$ – $ – $ –
$ (232,681) $ (222,070) $ (10,611)
$ – $ – $ –

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio

OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Virgin Media Finance plc . 5 .00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 360 $ 14,907 $ 12,628 $ 2,279
ADLER Real Estate GmbH 5 .00 Quarterly
Goldman Sachs
International 06/20/26 CCC+ EUR 800 17,763 (17,993) 35,756
TK Elevator Holdco GmbH 5 .00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 476 32,389 7,982 24,407
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 BB+ EUR 1,090 105,974 132,040 (26,066)
ADLER Real Estate GmbH 5 .00 Quarterly Bank of America NA 12/20/27 CCC+ EUR 304 20,164 (38,514) 58,678
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 183 12,120 (22,260) 34,380
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 513 34,067 (62,569) 96,636
ADLER Real Estate GmbH 5 .00 Quarterly Citibank NA 12/20/27 CCC+ EUR 149 9,885 (18,689) 28,574
ADLER Real Estate GmbH 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 312 20,687 (39,197) 59,884
ADLER Real Estate GmbH 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 226 15,000 (28,367) 43,367
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 150 2,716 2,114 602
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 150 2,716 2,120 596
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 650 11,769 8,296 3,473
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 130 19,290 17,115 2,175
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 144 21,367 19,504 1,863
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 303 44,960 41,062 3,898
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 342 50,747 46,075 4,672
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 130 19,290 17,225 2,065
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 216 32,115 28,829 3,286
Forvia SE ........... 5 .00 Quarterly Barclays Bank plc 06/20/29 BB EUR 828 78,285 95,987 (17,702)
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 BB EUR 913 86,322 93,789 (7,467)
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 206 2,441 1,425 1,016
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 136 1,611 1,218 393
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 650 7,701 5,506 2,195
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 137 1,623 1,109 514
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 206 2,441 2,012 429
Freeport-McMoRan, Inc. . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 218 2,583 1,953 630
Freeport-McMoRan, Inc. . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 147 1,742 916 826
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 393 8,254 6,720 1,534
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 282 5,923 4,624 1,299
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 272 14,868 8,987 5,881
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 485 26,448 15,398 11,050
Williams Cos., Inc. (The) . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 281 6,004 4,051 1,953
Williams Cos., Inc. (The) . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 716 15,299 11,391 3,908
Williams Cos., Inc. (The) . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 393 8,398 6,409 1,989
Boeing Co. (The) ...... 1 .00 Quarterly Bank of America NA 12/20/29 BBB- USD 322 1,659 (3,293) 4,952
Boeing Co. (The) ...... 1 .00 Quarterly Bank of America NA 12/20/29 BBB- USD 691 3,560 — 3,560
Boeing Co. (The) ...... 1 .00 Quarterly Bank of America NA 12/20/29 BBB- USD 691 3,560 297 3,263
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/29 BB- USD 110 14,983 14,681 302
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/29 BB- USD 130 17,707 17,473 234
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/29 BB- USD 930 126,671 121,422 5,249
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/29 BB- USD 130 17,707 16,573 1,134
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB EUR 718 64,850 50,685 14,165
Forvia SE ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB EUR 200 18,064 13,427 4,637

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio
Schedules of Investments

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 % Quarterly Bank of America NA 12/20/29 BB USD 190 $ (644) $ (1,222) $ 578
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 12/20/29 BB USD 100 (200) (258) 58
$ 1,025,786 $ 598,681 $ 427,105
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 03/20/25 USD 13,000 $ 395,465 $ (42,821) $ 438,286
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 06/20/25 USD 2,000 2,240 (16,740) 18,980
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 06/20/25 USD 23,000 709,895 (149,099) 858,994
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/25 USD 4,000 10,920 (32,911) 43,831
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/25 USD 8,000 19,620 (73,188) 92,808
$ 1,138,140 $ (314,759) $ 1,452,899
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .32%
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 144,646 $ (1,510,974) $ 12,116 $ (188,524)
OTC Swaps ................................................................... 831,043 (769,191) 1,931,239 (61,846)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ 7,745,972 $ 5,294,409 $ — $ 13,040,381
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 756,950 — — 756,950
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 12,116 — — — — 12,116
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 1,309,383 — — 1,452,899 — 2,762,282
$ — $ 1,321,499 $ — $ 8,502,922 $ 6,747,308 $ — $ 16,571,729
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 114,398 $ — $ 2,742,393 $ — $ 2,856,791
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 13,345,728 — — 13,345,728
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 188,524 — — — — 188,524
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 516,278 — — 314,759 — 831,037
$ — $ 704,802 $ 114,398 $ 13,345,728 $ 3,057,152 $ — $ 17,222,080
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (1,719,405) $ 1,680,112 $ 9,407,604 $ — $ 9,368,311
Forward foreign currency exchange contracts .... — — — 48,097,692 — — 48,097,692
Options purchased
(a)
..................... — — (4,635,084) — — — (4,635,084)
Options written ........................ — — 826,363 — — — 826,363
Swaps .............................. — (88,405) — — 214,412 — 126,007
$ — $ (88,405) $ (5,528,126) $ 49,777,804 $ 9,622,016 $ — $ 53,783,289
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (393,676) $ 10,980,358 $ (83,969,433) $ — $ (73,382,751)
Forward foreign currency exchange contracts .... — — — (12,223,715) — — (12,223,715)
Options purchased
(b)
..................... — — (813,598) — — — (813,598)
Options written ........................ — — 332,250 — — — 332,250
Swaps .............................. — 198,421 — — 1,010,505 — 1,208,926
$ — $ 198,421 $ (875,024) $ (1,243,357) $ (82,958,928) $ — $ (84,878,888)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio
Schedules of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 3,651,320,094
Average notional value of contracts — short ................................................................................. 400,457,872
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 807,287,864
Average amounts sold — in USD ........................................................................................ 12,467,124
Options
Average value of option contracts purchased ................................................................................ —
(a)
Average value of option contracts written ................................................................................... —
(a)
Credit default swaps
Average notional value — buy protection ................................................................................... 40,131,093
Average notional value — sell protection ................................................................................... 25,295,527
Total return swaps
Average notional value ............................................................................................... 50,000,000
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 1,398,139 $ 6,280,698
Forward f oreign currency exchange contracts ................................................................. 756,950 13,345,728
Swaps — centrally cleared .............................................................................. — 5,908
Swaps — OTC
(a)
..................................................................................... 2,762,282 831,037
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 4,917,371 $ 20,463,371
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(1,398,139) (6,286,606)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 3,519,232 $ 14,176,765
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 472,398 $ (78,052) $ (394,346) $ — $ —
Bank of New York Mellon ........................... 120,136 (149) — — 119,987
Barclays Bank plc ................................ 707,309 (707,309) — — —
BNP Paribas SA ................................. 950,517 (171,413) — (420,000) 359,104
Canadian Imperial Bank of Commerce .................. 325,749 — — — 325,749
Citibank NA .................................... 28,574 (28,574) — — —
Deutsche Bank AG ............................... 15,609 (15,609) — — —
Goldman Sachs International ........................ 226,784 (224,686) — — 2,098
HSBC Bank plc .................................. 99,688 (43,673) — — 56,015
JPMorgan Chase Bank NA .......................... 196,905 (42,083) — (154,822) —
Morgan Stanley & Co. International plc .................. 312,046 (160,532) — (30,000) 121,514
Societe Generale SA .............................. 12,324 (3,017) — — 9,307
Standard Chartered Bank ........................... 4,334 — — — 4,334
Toronto Dominion Bank ............................ 31,362 (31,362) — — —
UBS AG ...................................... 855 (855) — — —
Westpac Banking Corp. ............................ 14,642 (1,007) — — 13,635
$ 3,519,232 $ (1,508,321) $ (394,346) $ (604,822) $ 1,011,743

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 78,052 $ (78,052) $ — $ — $ —
Bank of New York Mellon ........................... 149 (149) — — —
Barclays Bank plc ................................ 10,189,137 (707,309) — — 9,481,828
BNP Paribas SA ................................. 171,413 (171,413) — — —
Citibank NA .................................... 2,199,782 (28,574) — — 2,171,208
Deutsche Bank AG ............................... 945,911 (15,609) — — 930,302
Goldman Sachs International ........................ 224,686 (224,686) — — —
HSBC Bank plc .................................. 43,673 (43,673) — — —
JPMorgan Chase Bank NA .......................... 42,083 (42,083) — — —
Morgan Stanley & Co. International plc .................. 160,532 (160,532) — — —
Societe Generale SA .............................. 3,017 (3,017) — — —
Toronto Dominion Bank ............................ 41,339 (31,362) — — 9,977
UBS AG ...................................... 75,984 (855) — — 75,129
Westpac Banking Corp. ............................ 1,007 (1,007) — — —
$ 14,176,765 $ (1,508,321) $ — $ — $ 12,668,444
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 1,313,916,552 $ — $ 1,313,916,552
Common Stocks
Aerospace & Defense .................................... 54,300,771 20,654,601 — 74,955,372
Automobile Components .................................. 10,278,441 — — 10,278,441
Automobiles .......................................... 1,739,558 — — 1,739,558
Banks ............................................... 112,231,648 24,770,563 89 137,002,300
Beverages ........................................... 31,658,303 26,129,910 — 57,788,213
Biotechnology ......................................... 29,110,634 — — 29,110,634
Broadline Retail ........................................ 18,135,114 — — 18,135,114
Building Products ....................................... 27,413,221 — — 27,413,221
Capital Markets ........................................ 80,302,574 — — 80,302,574
Chemicals ............................................ 18,571,478 23,914,862 — 42,486,340
Commercial Services & Supplies ............................. 14,846,254 7,674,184 — 22,520,438
Communications Equipment ................................ 13,505,437 — — 13,505,437
Construction & Engineering ................................ 1,287,442 39,781 — 1,327,223
Consumer Finance ...................................... 5,761,123 — — 5,761,123
Consumer Staples Distribution & Retail ........................ 41,608,516 — — 41,608,516
Containers & Packaging .................................. 20,167,284 — — 20,167,284
Distributors ........................................... 3,105,613 — — 3,105,613
Diversified REITs ....................................... 2,509,321 10,445,578 — 12,954,899
Diversified Telecommunication Services ........................ 25,643,490 28,312,609 — 53,956,099
Electric Utilities ........................................ 126,109,988 5,952,856 — 132,062,844
Electrical Equipment ..................................... 44,185,883 — — 44,185,883
Electronic Equipment, Instruments & Components ................. 16,791,844 — — 16,791,844
Energy Equipment & Services .............................. 25,328,235 — — 25,328,235
Entertainment ......................................... 11,799,518 — — 11,799,518

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio
Schedules of Investments

Level 1 Level 2 Level 3 Total
Financial Services ...................................... $ 44,186,339 $ — $ — $ 44,186,339
Food Products ......................................... 17,809,935 — — 17,809,935
Gas Utilities ........................................... — 1,669,196 — 1,669,196
Ground Transportation ................................... 59,284,891 3,347,027 — 62,631,918
Health Care Equipment & Supplies ........................... 33,794,483 2,723,041 — 36,517,524
Health Care Providers & Services ............................ 120,150,932 393,691 — 120,544,623
Health Care REITs ...................................... 23,912,975 6,625,462 — 30,538,437
Hotels, Restaurants & Leisure .............................. 5,187,785 — — 5,187,785
Household Durables ..................................... 6,261,559 15,014,960 — 21,276,519
Independent Power and Renewable Electricity Producers ............ 2,966,791 — — 2,966,791
Industrial Conglomerates .................................. — 4,251,719 — 4,251,719
Industrial REITs ........................................ 16,343,543 12,616,050 — 28,959,593
Insurance ............................................ 58,165,217 17,855,356 — 76,020,573
Interactive Media & Services ............................... 80,199,630 — — 80,199,630
IT Services ........................................... 54,049,062 4,958,242 792,661 59,799,965
Leisure Products ....................................... 4,684,577 — — 4,684,577
Life Sciences Tools & Services .............................. 1,859,539 — — 1,859,539
Machinery ............................................ 39,329,248 7,287,447 — 46,616,695
Media ............................................... 22,941,495 11,032,894 759,392 34,733,781
Metals & Mining ........................................ 4,961,226 — 62 4,961,288
Multi-Utilities .......................................... 48,915,687 15,493,273 — 64,408,960
Office REITs .......................................... 7,316,779 — — 7,316,779
Oil, Gas & Consumable Fuels ............................... 117,783,929 48,672,255 42 166,456,226
Pharmaceuticals ....................................... 10,514,451 101,419,225 — 111,933,676
Professional Services .................................... 41,479,496 27,732,822 — 69,212,318
Real Estate Management & Development ....................... — 16,180,505 7 16,180,512
Residential REITs ....................................... 9,882,415 3,906,575 — 13,788,990
Retail REITs .......................................... 15,565,239 7,701,237 — 23,266,476
Semiconductors & Semiconductor Equipment .................... 107,095,651 44,519,719 — 151,615,370
Software ............................................. 125,737,482 — — 125,737,482
Specialized REITs ...................................... 68,276,528 3,827,365 — 72,103,893
Specialty Retail ........................................ 35,542,310 — — 35,542,310
Technology Hardware, Storage & Peripherals .................... 33,281,586 21,074,430 — 54,356,016
Textiles, Apparel & Luxury Goods ............................ 8,073,078 30,777,688 — 38,850,766
Tobacco ............................................. 23,959,013 11,480,362 — 35,439,375
Trading Companies & Distributors ............................ 5,115,448 — — 5,115,448
Transportation Infrastructure ............................... 7,205,008 48,791,815 — 55,996,823
Water Utilities ......................................... — 2,750,100 — 2,750,100
Wireless Telecommunication Services ......................... — — 3 3
Corporate Bonds
Aerospace & Defense .................................... — 31,455,190 — 31,455,190
Air Freight & Logistics .................................... — 1,101,776 — 1,101,776
Automobile Components .................................. — 30,417,004 — 30,417,004
Automobiles .......................................... — 16,708,356 — 16,708,356
Banks ............................................... — 435,409,941 — 435,409,941
Beverages ........................................... — 898,824 — 898,824
Biotechnology ......................................... — 9,259,463 — 9,259,463
Broadline Retail ........................................ — 5,750,904 — 5,750,904
Building Products ....................................... — 19,351,465 — 19,351,465
Capital Markets ........................................ — 164,386,426 — 164,386,426
Chemicals ............................................ — 43,441,634 — 43,441,634
Commercial Services & Supplies ............................. — 42,270,083 — 42,270,083
Communications Equipment ................................ — 4,465,441 — 4,465,441
Construction & Engineering ................................ — 11,612,146 — 11,612,146
Consumer Finance ...................................... — 50,392,185 — 50,392,185
Consumer Staples Distribution & Retail ........................ — 20,517,374 — 20,517,374
Containers & Packaging .................................. — 30,918,662 — 30,918,662
Distributors ........................................... — 1,548,677 — 1,548,677
Diversified Consumer Services .............................. — 10,680,329 — 10,680,329
Diversified REITs ....................................... — 16,767,501 — 16,767,501
Diversified Telecommunication Services ........................ — 70,678,647 — 70,678,647
Electric Utilities ........................................ — 77,851,474 — 77,851,474
Electrical Equipment ..................................... — 448,210 — 448,210
Electronic Equipment, Instruments & Components ................. — 2,337,513 — 2,337,513
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Energy Equipment & Services .............................. $ — $ 10,636,640 $ — $ 10,636,640
Entertainment ......................................... — 9,004,576 — 9,004,576
Financial Services ...................................... — 59,780,007 10,026,917 69,806,924
Food Products ......................................... — 13,766,753 — 13,766,753
Gas Utilities ........................................... — 1,352,554 — 1,352,554
Ground Transportation ................................... — 32,933,124 — 32,933,124
Health Care Equipment & Supplies ........................... — 16,748,203 — 16,748,203
Health Care Providers & Services ............................ — 53,072,158 — 53,072,158
Health Care REITs ...................................... — 10,995,559 — 10,995,559
Hotel & Resort REITs .................................... — 3,945,811 — 3,945,811
Hotels, Restaurants & Leisure .............................. — 62,917,206 — 62,917,206
Household Durables ..................................... — 6,958,245 — 6,958,245
Household Products ..................................... — 500,882 — 500,882
Independent Power and Renewable Electricity Producers ............ — 8,160,488 — 8,160,488
Industrial Conglomerates .................................. — 6,568,582 — 6,568,582
Industrial REITs ........................................ — 1,089,138 — 1,089,138
Insurance ............................................ — 66,353,825 — 66,353,825
Interactive Media & Services ............................... — 8,646,112 — 8,646,112
IT Services ........................................... — 21,150,211 — 21,150,211
Life Sciences Tools & Services .............................. — 891,785 — 891,785
Machinery ............................................ — 18,823,400 — 18,823,400
Marine Transportation .................................... — 1,923,835 — 1,923,835
Media ............................................... — 66,089,633 — 66,089,633
Metals & Mining ........................................ — 30,162,064 — 30,162,064
Mortgage Real Estate Investment Trusts (REITs) .................. — 1,199,939 — 1,199,939
Multi-Utilities .......................................... — 15,103,622 — 15,103,622
Oil, Gas & Consumable Fuels ............................... — 123,048,929 — 123,048,929
Paper & Forest Products .................................. — 9,263,087 — 9,263,087
Passenger Airlines ...................................... — 8,221,573 247,241 8,468,814
Personal Care Products .................................. — 333,409 — 333,409
Pharmaceuticals ....................................... — 64,218,845 — 64,218,845
Professional Services .................................... — 6,862,723 — 6,862,723
Real Estate Management & Development ....................... — 27,417,996 — 27,417,996
Residential REITs ....................................... — 4,593,301 — 4,593,301
Retail REITs .......................................... — 3,261,737 — 3,261,737
Semiconductors & Semiconductor Equipment .................... — 20,071,578 717,040 20,788,618
Software ............................................. — 49,232,368 — 49,232,368
Specialized REITs ...................................... — 15,643,255 — 15,643,255
Specialty Retail ........................................ — 30,790,435 — 30,790,435
Technology Hardware, Storage & Peripherals .................... — 751,023 — 751,023
Textiles, Apparel & Luxury Goods ............................ — 2,277,099 520,904 2,798,003
Tobacco ............................................. — 9,039,105 — 9,039,105
Trading Companies & Distributors ............................ — 12,527,280 — 12,527,280
Transportation Infrastructure ............................... — 413,692 — 413,692
Wireless Telecommunication Services ......................... — 60,668,999 — 60,668,999
Equity-Linked Notes ...................................... — 1,468,107,702 — 1,468,107,702
Fixed Rate Loan Interests
Financial Services ...................................... — — 13,141,114 13,141,114
Health Care Technology .................................. — 1,748,438 — 1,748,438
Media ............................................... — — 801,000 801,000
Software ............................................. — — 2,528,000 2,528,000
Floating Rate Loan Interests
Aerospace & Defense .................................... — 32,291,467 — 32,291,467
Automobile Components .................................. — 14,853,439 135,830 14,989,269
Automobiles .......................................... — 1,769,006 — 1,769,006
Beverages ........................................... — 3,465,551 — 3,465,551
Biotechnology ......................................... — 3,773,677 — 3,773,677
Broadline Retail ........................................ — 6,431,358 — 6,431,358
Building Products ....................................... — 11,763,658 — 11,763,658
Capital Markets ........................................ — 17,658,752 1,090,029 18,748,781
Chemicals ............................................ — 31,801,506 1,948,289 33,749,795
Commercial Services & Supplies ............................. — 43,370,576 672,312 44,042,888
Communications Equipment ................................ — 3,076,352 — 3,076,352
Construction & Engineering ................................ — 10,094,478 — 10,094,478
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio
Schedules of Investments

Level 1 Level 2 Level 3 Total
Construction Materials .................................... $ — $ 15,084,402 $ 524,952 $ 15,609,354
Consumer Staples Distribution & Retail ........................ — 2,622,392 12,469,938 15,092,330
Containers & Packaging .................................. — 8,712,354 — 8,712,354
Distributors ........................................... — 1,548,518 — 1,548,518
Diversified Consumer Services .............................. — 15,335,146 — 15,335,146
Diversified Telecommunication Services ........................ — 19,152,166 — 19,152,166
Electric Utilities ........................................ — 4,195,868 — 4,195,868
Electrical Equipment ..................................... — 2,881,969 — 2,881,969
Electronic Equipment, Instruments & Components ................. — 3,018,776 607,709 3,626,485
Entertainment ......................................... — 34,716,397 — 34,716,397
Financial Services ...................................... — 32,522,712 53,693,932 86,216,644
Food Products ......................................... — 10,996,602 — 10,996,602
Gas Utilities ........................................... — 810,106 — 810,106
Ground Transportation ................................... — 9,197,951 — 9,197,951
Health Care Equipment & Supplies ........................... — 5,079,436 — 5,079,436
Health Care Providers & Services ............................ — 29,513,454 700,420 30,213,874
Health Care Technology .................................. — 19,440,724 — 19,440,724
Hotel & Resort REITs .................................... — 749,732 — 749,732
Hotels, Restaurants & Leisure .............................. — 59,227,328 7,542,021 66,769,349
Household Durables ..................................... — 11,486,235 — 11,486,235
Household Products ..................................... — 469,515 — 469,515
Independent Power and Renewable Electricity Producers ............ — 6,021,169 — 6,021,169
Industrial Conglomerates .................................. — 6,808,049 — 6,808,049
Insurance ............................................ — 54,745,498 — 54,745,498
Interactive Media & Services ............................... — 2,715,389 — 2,715,389
IT Services ........................................... — 37,485,924 2,005,259 39,491,183
Leisure Products ....................................... — 1,019,156 — 1,019,156
Life Sciences Tools & Services .............................. — 5,522,449 — 5,522,449
Machinery ............................................ — 41,771,247 710,950 42,482,197
Media ............................................... — 20,865,946 502,871 21,368,817
Oil, Gas & Consumable Fuels ............................... — 8,884,238 — 8,884,238
Passenger Airlines ...................................... — 12,391,380 — 12,391,380
Pharmaceuticals ....................................... — 11,098,901 — 11,098,901
Professional Services .................................... — 31,993,499 3,346,632 35,340,131
Real Estate Management & Development ....................... — 509,477 652,552 1,162,029
Semiconductors & Semiconductor Equipment .................... — 3,057,912 — 3,057,912
Software ............................................. — 88,141,334 5,846,715 93,988,049
Specialty Retail ........................................ — 7,454,510 — 7,454,510
Textiles, Apparel & Luxury Goods ............................ — — 173,227 173,227
Trading Companies & Distributors ............................ — 11,357,578 — 11,357,578
Transportation Infrastructure ............................... — 9,231,630 1,241,302 10,472,932
Wireless Telecommunication Services ......................... — 4,080,365 — 4,080,365
Foreign Agency Obligations ................................. — 58,227,900 — 58,227,900
Foreign Government Obligations .............................. — 51,391,040 — 51,391,040
Investment Companies .................................... 924,738,207 — — 924,738,207
Non-Agency Mortgage-Backed Securities ........................ — 813,749,715 8,635,918 822,385,633
Preferred Securities
Banks ............................................... — 6,394,134 — 6,394,134
Electric Utilities ........................................ — 2,934,286 — 2,934,286
Household Products ..................................... 2,527,959 — — 2,527,959
Independent Power and Renewable Electricity Producers ............ — 918,060 — 918,060
IT Services ........................................... — 109,412 — 109,412
Oil, Gas & Consumable Fuels ............................... — 384,793 — 384,793
U.S. Government Sponsored Agency Securities .................... — 4,149,928 — 4,149,928
Warrants .............................................. — 90,858 — 90,858
Short-Term Securities
Money Market Funds ...................................... 1,034,479,641 — — 1,034,479,641
Unfunded Floating Rate Loan Interests
(a)
........................... — 8,500 — 8,500
Liabilities
Investment Sold Short
Common Stocks ......................................... (3,333,855) — — (3,333,855)
Unfunded Floating Rate Loan Interests
(a)
........................... — (4) (17) (21)
$ 3,956,636,969 $ 7,250,475,979 $ 132,035,313 $ 11,339,148,261
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Multi-Asset Income Portfolio

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 490,456 $ — $ 490,456
Foreign currency exchange contracts ............................ 7,745,972 756,950 — 8,502,922
Interest rate contracts ....................................... 5,294,409 1,452,899 — 6,747,308
Liabilities
Credit contracts ........................................... — (250,370) — (250,370)
Equity contracts ........................................... (114,398) — — (114,398)
Foreign currency exchange contracts ............................ — (13,345,728) — (13,345,728)
Interest rate contracts ....................................... (2,742,393) — — (2,742,393)
$ 10,183,590 $ (10,895,793) $ — $ (712,203)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2024 ...................................... $ 1,492,900 $ 7,730,363 $ 13,144,708 $ 104,805,816 $ 8,573,352 $ (2,320) $ 135,744,819
Transfers into Level 3 ................................................ — 382,203 — — — — 382,203
Transfers out of Level 3 ............................................... — — — — — — —
Accrued discounts/premiums ............................................ — 30,283 92 1,893 23,926 — 56,194
Net realized gain (loss) ............................................... 122,239 (71,444) — 5,229 — — 56,024
Net change in unrealized appreciation (depreciation)
(a) (b)
.......................... 143,576 (63,973) (2,686) 6,671,335 36,740 2,303 6,787,295
Purchases ........................................................ 1 5,527,171 3,328,000 42,887,943 1,900 — 51,745,015
Sales ........................................................... (206,460) (2,022,501) — (60,507,276) — — (62,736,237)
Closing balance, as of January 31, 2025 ....................................
$ 1,552,256 $ 11,512,102 $ 16,470,114 $ 93,864,940 $ 8,635,918 $ (17) $ 132,035,313
Net change in unrealized appreciation (depreciation) on investments still held at January 31,
2025
(b)
........................................................
$ 143,576 $ (63,973) $ (54,697) $ (24,474,287) $ 36,740 $ 2,303 $ (24,410,338)
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Statements of Assets and Liabilities
(unaudited)

January 31, 2025

Statements of Assets and Liabilities
BlackRock
Dynamic High
Income Portfolio
BlackRock
Multi-Asset
Income Portfolio
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 963,928,911 $ 9,383,255,789
Investments, at value — affiliated
(c)
........................................................................... 291,284,905 1,959,217,848
Cash .............................................................................................. 836,869 6,749,857
Cash pledged:
Futures contracts ..................................................................................... 8,972,740 66,028,000
Centrally cleared swaps ................................................................................. — 6,978,000
Foreign currency, at value
(d)
................................................................................ 3,453,822 31,525,392
Receivables: – –
Investment s sold ..................................................................................... 11,949,983 60,400,146
Securities lending income — affiliated ....................................................................... — 313,735
Swaps   ........................................................................................... — 823
Capital shares sold .................................................................................... 2,820,918 15,965,459
Tax reclaims ........................................................................................ — 531,825
Dividends — unaffiliated ................................................................................ 845,878 1,197,463
Dividends — affiliated .................................................................................. 533,942 2,338,275
Interest — unaffiliated .................................................................................. 3,252,528 57,865,082
From the Manager .................................................................................... 30,213 101,100
Due from broker ...................................................................................... — 310,000
Variation margin on futures contracts ........................................................................ 156,844 1,398,139
Swap premiums paid .................................................................................... 34,872 831,043
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. 22,298 756,950
OTC swaps ......................................................................................... 141,054 1,931,239
Unfunded floating rate loan interests ........................................................................ 678 8,500
Prepaid e xpenses ...................................................................................... 65,421 199,391
Other assets .......................................................................................... — 191,344
Total a ssets ..........................................................................................
1,288,331,876 11,598,095,400
LIABILITIES
Investments sold short, at value
(e)
............................................................................ — 3,333,855
Cash received:
Collateral — OTC derivatives ............................................................................. 170,000 1,170,000
Collateral on securities loaned .............................................................................. — 292,274,517
Payables: – –
Investments purchased ................................................................................. 127,772,752 626,076,833
Swaps   ........................................................................................... — 137,995
Accounting services fees ................................................................................ 280,142 510,994
Administration fees .................................................................................... 39,199 306,417
Capital shares redeemed ................................................................................ 4,059,985 26,979,433
Custodian fees ....................................................................................... 60,168 455,009
Deferred foreign capital gain tax ........................................................................... — 769,575
Income dividend distributions ............................................................................. 709,898 5,688,666
Interest expense ..................................................................................... 1,035 11,241
Investment advisory fees ................................................................................ 456,178 3,994,178
Trustees' and Officer's fees .............................................................................. 1,105 9,536
Other affiliate fees .................................................................................... 291 2,996
Professional fees ..................................................................................... 96,833 357,195
Registration fees ..................................................................................... 10,140 757,432
Service and distribution fees .............................................................................. 43,560 1,089,494
Transfer agent fees ................................................................................... 283,887 2,487,351
Other accrued expenses ................................................................................ 53,551 45,232
Variation margin on futures contracts ........................................................................ 1,006,324 6,280,698
Variation margin on centrally cleared swaps ................................................................... — 5,908
Swap premiums received ................................................................................. 63,064 769,191
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. 1,255,094 13,345,728
OTC swaps ......................................................................................... 4,695 61,846
Unfunded floating rate loan interests ........................................................................ — 21
Total li abilities .........................................................................................
136,367,901 986,921,341
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 1,151,963,975 $ 10,611,174,059

Statements of Assets and Liabilities
(unaudited) (continued)
January 31, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Dynamic High
Income Portfolio
BlackRock
Multi-Asset
Income Portfolio
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 1,326,028,895 $ 12,361,312,050
Accumulated loss ...................................................................................... (174,064,920) (1,750,137,991)
NET ASSETS .........................................................................................
$ 1,151,963,975 $ 10,611,174,059
(a)
  Investments, at cost — unaffiliated ................................................................... $ 944,624,832 $ 9,162,415,806
(b)
  Securities loaned, at value ........................................................................ $ — $ 285,522,826
(c)
  Investments, at cost — affiliated ..................................................................... $ 286,586,168 $ 1,901,737,369
(d)
  Foreign currency, at cost ......................................................................... $ 3,464,734 $ 31,720,321
(e)
  Proceeds received from short sales .................................................................. $ — $ 3,398,650

Statements of Assets and Liabilities
(unaudited) (continued)
January 31, 2025

Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Dynamic High
Income Portfolio
BlackRock Multi-
Asset Income
Portfolio
NET ASSET VALUE
Institutional
Net assets .........................................................................................
$ 834,373,255 $ 5,914,238,090
Shares outstanding ...................................................................................
94,997,359 576,502,713
Net asset value .....................................................................................
$ 8.78 $ 10.26
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Investor A
Net assets .........................................................................................
$ 117,858,280 $ 3,652,732,473
Shares outstanding ...................................................................................
13,413,050 356,476,048
Net asset value .....................................................................................
$ 8.79 $ 10.25
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Investor C
Net assets .........................................................................................
$ 21,389,283 $ 379,313,697
Shares outstanding ...................................................................................
2,437,515 37,063,187
Net asset value .....................................................................................
$ 8.78 $ 10.23
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Class K
Net assets .........................................................................................
$ 178,343,157 $ 664,889,799
Shares outstanding ...................................................................................
20,293,824 64,846,156
Net asset value .....................................................................................
$ 8.79 $ 10.25
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001

Statements of Operations
(unaudited)
Six Months Ended January 31, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Dynamic High
Income Portfolio
BlackRock
Multi-Asset
Income Portfolio
INVESTMENT INCOME – –
Dividends — unaffiliated ................................................................................ $ 2,631,782 $ 30,625,947
Dividends — affiliated .................................................................................. 3,570,925 31,374,965
Interest — unaffiliated .................................................................................. 39,328,446 297,707,068
Securities lending income — affiliated — net .................................................................. 789 1,208,687
Foreign taxes withheld ................................................................................. (56,773) (743,228)
Foreign withholding tax claims ............................................................................ 66,152 843,635
Total investment income ..................................................................................
45,541,321 361,017,074
EXPENSES
Investment advisory ................................................................................... 3,371,328 28,165,654
Transfer agent — class specific ........................................................................... 409,305 3,326,857
Accounting services ................................................................................... 264,274 462,776
Service and distribution — class specific ..................................................................... 263,662 6,823,049
Administration ...................................................................................... 231,159 1,867,945
Administration — class specific ........................................................................... 113,203 1,091,339
Professional ........................................................................................ 90,249 135,759
Custodian .......................................................................................... 57,633 330,793
Registration ........................................................................................ 38,362 83,045
Printing and postage .................................................................................. 25,836 33,319
Trustees and Officer ................................................................................... 6,967 34,132
Miscellaneous ....................................................................................... 37,280 104,313
Total expenses excluding dividend expense and interest expense ......................................................
4,909,258 42,458,981
Dividend expense — unaffiliated ........................................................................... — 10,408
Interest expense ..................................................................................... 14,219 110,484
Total e xpenses ........................................................................................
4,923,477 42,579,873
Less: – –
Administration fees waived by the Manager — class specific ........................................................ (113,154) (1,091,339)
Fees waived and/or reimbursed by the Manager ................................................................ (710,951) (3,906,145)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................... (170,851) (759,482)
Total ex penses after fees waived and/or reimbursed ...............................................................
3,928,521 36,822,907
Net investment income ...................................................................................
41,612,800 324,194,167
REALIZED AND UNREALIZED GAIN (LOSS) $ 18,070,109 $ 46,336,162
Net realized gain from:
Investments — unaffiliated
(a)
........................................................................... 6,060,522 49,595,052
Investments — affiliated .............................................................................. 5,478,415 43,748,617
Forward foreign currency exchange contracts ................................................................ 4,582,563 48,097,692
Foreign currency transactions .......................................................................... 189,162 2,175,611
Futures contracts ................................................................................... 7,135,332 9,368,311
Options written .................................................................................... 109,219 826,363
Swaps   ......................................................................................... 29,156 126,007
23,584,369 153,937,653
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(b)
........................................................................... (1,296,009) (8,206,149)
Investments — affiliated .............................................................................. (1,369,799) (14,824,979)
Forward foreign currency exchange contracts ................................................................ (1,286,828) (12,223,715)
Foreign currency translations ........................................................................... (48,552) (580,667)
Futures contracts ................................................................................... (1,648,409) (73,382,751)
Options written .................................................................................... 43,913 332,250
Short sales — unaffiliated ............................................................................. — 64,795
Swaps   ......................................................................................... 90,746 1,208,926
Unfunded floating rate loan interests ...................................................................... 678 10,799
(5,514,260) (107,601,491)
Net realized and unrealized gain ............................................................................
18,070,109 46,336,162
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 59,682,909 $ 370,530,329
(a)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ................................................ $ — $ (3,088,888)
(b)
  Net of reduction in deferred foreign capital gain tax of ............................................................ $ — $ 3,035,073

Statements of Changes in Net Assets

Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Dynamic High Income Portfolio BlackRock Multi-Asset Income Portfolio
Six Months Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Six Months Ended
01/31/25
(unaudited)
Year Ended
07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 41,612,800 $ 79,283,046 $ 324,194,167 $ 684,659,022
Net realized gain (loss) ............................................ 23,584,369 11,403,891 153,937,653 (168,959,525)
Net change in unrealized appreciation (depreciation) ........................ (5,514,260) 36,525,472 (107,601,491) 550,767,970
Net increase in net assets resulting from operations ...........................
59,682,909 127,212,409 370,530,329 1,066,467,467
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ................................................... (31,987,245) (56,791,834) (176,357,657) (389,278,427)
Investor A .................................................... (4,562,250) (8,464,718) (105,648,468) (232,335,968)
Investor C .................................................... (795,038) (1,573,525) (10,155,970) (28,499,567)
Class K ...................................................... (7,261,537) (13,253,399) (19,661,648) (41,771,797)
Decrease in net assets resulting from distributions to shareholders .................
(44,606,070) (80,083,476) (311,823,743) (691,885,759)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
48,675,594 (155,411,408) (393,387,133) (1,667,611,989)
NET ASSETS
Total increase (decrease) in net assets ................................... 63,752,433 (108,282,475) (334,680,547) (1,293,030,281)
Beginning of period ................................................
1,088,211,542 1,196,494,017 10,945,854,606 12,238,884,887
End of period ....................................................
$ 1,151,963,975 $ 1,088,211,542 $ 10,611,174,059 $ 10,945,854,606
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(i)
Excludes underlying investments in total return swaps.
See notes to financial statements.
BlackRock Dynamic High Income Portfolio
Institutional
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of period ..........
$ 8.66  $ 8.28  $ 8.47  $ 10.23  $ 9.03  $ 9.65
Net investment income
(a)
..................
0 .33  0 .59  0 .51  0 .47  0 .50  0 .53
Net realized and unrealized gain (loss) .........
0 .14  0 .39  ( 0 .19 ) ( 1 .54 ) 1 .20  ( 0 .63 )
Net increase (decrease) from investment operations . 0.47  0.98  0.32  (1.07) 1.70  (0.10)
Distributions
(b)
– – – – – –
From net investment income ............... ( 0 .35 ) ( 0 .60 ) ( 0 .51 ) ( 0 .58 ) ( 0 .50 ) ( 0 .46 )
From net realized gain .................... —  —  —  ( 0 .11 ) —  —
Return of capital ........................ —  —  —  —  —  ( 0 .06 )
Total distributions ......................... (0.35) (0.60) (0.51) (0.69) (0.50) (0.52)
Net asset value, end of period ............... $ 8.78  $ 8.66  $ 8.28  $ 8.47  $ 10.23  $ 9.03
Total Return
(c)
Based on net asset value ................... 5.50%
(d)
12.39% 4.18% (11.04)% 19.22%
(e)
(0.93)%
Ratios to Average Net Assets
(f)
Total expen ses ..........................
0.84%
(g)
0.85% 0.84% 0.81% 0.81% 0.80%
Total expenses after fees waived and/or reimbursed .
0.66%
(g)
0.65% 0.65% 0.65% 0.65% 0.65%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and professional fees for
foreign withholding tax claims ...............
0.65%
(g)
0.65% 0.65% 0.65% 0.65% 0.65%
Net investment income ....................
7.39%
(g)
7.16% 6.39% 5.00% 5.12% 5.79%
Supplemental Data
Net assets, end of period (000) ............... $ 834,373  $ 763,465  $ 844,522  $ 924,072  $ 1,026,159  $ 828,901
Portfolio turnover rate
(h)
..................... 59% 109% 66%
(i)
59% 77% 94%
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Portfolio turnover rate (including equity-linked notes) ....................... 154% 272% 189% 196% 180% 215%

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(i)
Excludes underlying investments in total return swaps.
See notes to financial statements.
BlackRock Dynamic High Income Portfolio
Investor A
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of period ..........
$ 8.67  $ 8.29  $ 8.47  $ 10.24  $ 9.03  $ 9.66
Net investment income
(a)
..................
0 .32  0 .57  0 .49  0 .45  0 .47  0 .51
Net realized and unrealized gain (loss) .........
0 .14  0 .39  ( 0 .18 ) ( 1 .56 ) 1 .21  ( 0 .64 )
Net increase (decrease) from investment operations . 0.46  0.96  0.31  (1.11) 1.68  (0.13)
Distributions
(b)
– – – – – –
From net investment income ............... ( 0 .34 ) ( 0 .58 ) ( 0 .49 ) ( 0 .55 ) ( 0 .47 ) ( 0 .44 )
From net realized gain .................... —  —  —  ( 0 .11 ) —  —
Return of capital ........................ —  —  —  —  —  ( 0 .06 )
Total distributions ......................... (0.34) (0.58) (0.49) (0.66) (0.47) (0.50)
Net asset value, end of period ............... $ 8.79  $ 8.67  $ 8.29  $ 8.47  $ 10.24  $ 9.03
Total Return
(c)
Based on net asset value ................... 5.36%
(d)
12.10% 4.04% (11.35)% 19.04%
(e)
(1.28)%
Ratios to Average Net Assets
(f)
Total expen ses ..........................
1.06%
(g)
1.06% 1.05% 1.03% 1.04% 1.04%
Total expenses after fees waived and/or reimbursed .
0.91%
(g)
0.90% 0.90% 0.90% 0.90% 0.90%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and professional fees for
foreign withholding tax claims ...............
0.90%
(g)
0.90% 0.90% 0.90% 0.90% 0.90%
Net investment income ....................
7.14%
(g)
6.91% 6.15% 4.74% 4.87% 5.56%
Supplemental Data
Net assets, end of period (000) ............... $ 117,858  $ 116,971  $ 130,935  $ 136,426  $ 175,444  $ 147,034
Portfolio turnover rate
(h)
..................... 59% 109% 66%
(i)
59% 77% 94%
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Portfolio turnover rate (including equity-linked notes) ....................... 154% 272% 189% 196% 180% 215%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(i)
Excludes underlying investments in total return swaps.
See notes to financial statements.
BlackRock Dynamic High Income Portfolio
Investor C
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of period ..........
$ 8.66  $ 8.28  $ 8.46  $ 10.22  $ 9.02  $ 9.64
Net investment income
(a)
..................
0 .28  0 .51  0 .43  0 .38  0 .40  0 .44
Net realized and unrealized gain (loss) .........
0 .15  0 .39  ( 0 .18 ) ( 1 .55 ) 1 .20  ( 0 .63 )
Net increase (decrease) from investment operations . 0.43  0.90  0.25  (1.17) 1.60  (0.19)
Distributions
(b)
– – – – – –
From net investment income ............... ( 0 .31 ) ( 0 .52 ) ( 0 .43 ) ( 0 .48 ) ( 0 .40 ) ( 0 .37 )
From net realized gain .................... —  —  —  ( 0 .11 ) —  —
Return of capital ........................ —  —  —  —  —  ( 0 .06 )
Total distributions ......................... (0.31) (0.52) (0.43) (0.59) (0.40) (0.43)
Net asset value, end of period ............... $ 8.78  $ 8.66  $ 8.28  $ 8.46  $ 10.22  $ 9.02
Total Return
(c)
Based on net asset value ................... 4.97%
(d)
11.29% 3.27% (11.94)% 18.06%
(e)
(1.91)%
Ratios to Average Net Assets
(f)
Total expen ses ..........................
1.83%
(g)
1.84% 1.84% 1.80% 1.80% 1.80%
Total expenses after fees waived and/or reimbursed .
1.66%
(g)
1.65% 1.65% 1.65% 1.65% 1.65%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and professional fees for
foreign withholding tax claims ...............
1.65%
(g)
1.65% 1.65% 1.65% 1.65% 1.65%
Net investment income ....................
6.41%
(g)
6.16% 5.39% 4.00% 4.13% 4.79%
Supplemental Data
Net assets, end of period (000) ............... $ 21,389  $ 24,119  $ 28,629  $ 35,475  $ 46,242  $ 41,749
Portfolio turnover rate
(h)
..................... 59% 109% 66%
(i)
59% 77% 94%
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Portfolio turnover rate (including equity-linked notes) ....................... 154% 272% 189% 196% 180% 215%

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(i)
Excludes underlying investments in total return swaps.
See notes to financial statements.
BlackRock Dynamic High Income Portfolio
Class K
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of period ..........
$ 8.67  $ 8.29  $ 8.47  $ 10.24  $ 9.04  $ 9.66
Net investment income
(a)
..................
0 .33  0 .60  0 .52  0 .48  0 .50  0 .46
Net realized and unrealized gain (loss) .........
0 .14  0 .38  ( 0 .19 ) ( 1 .56 ) 1 .20  ( 0 .55 )
Net increase (decrease) from investment operations . 0.47  0.98  0.33  (1.08) 1.70  (0.09)
Distributions
(b)
– – – – – –
From net investment income ............... ( 0 .35 ) ( 0 .60 ) ( 0 .51 ) ( 0 .58 ) ( 0 .50 ) ( 0 .47 )
From net realized gain .................... —  —  —  ( 0 .11 ) —  —
Return of capital ........................ —  —  —  —  —  ( 0 .06 )
Total distributions ......................... (0.35) (0.60) (0.51) (0.69) (0.50) (0.53)
Net asset value, end of period ............... $ 8.79  $ 8.67  $ 8.29  $ 8.47  $ 10.24  $ 9.04
Total Return
(c)
Based on net asset value ................... 5.52%
(d)
12.43% 4.35% (11.09)% 19.27%
(e)
(0.87)%
Ratios to Average Net Assets
(f)
Total expen ses ..........................
0.75%
(g)
0.76% 0.76% 0.72% 0.72% 0.82%
Total expenses after fees waived and/or reimbursed .
0.61%
(g)
0.60% 0.60% 0.60% 0.60% 0.60%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and professional fees for
foreign withholding tax claims ...............
0.60%
(g)
0.60% 0.60% 0.60% 0.60% 0.60%
Net investment income ....................
7.45%
(g)
7.21% 6.44% 5.05% 5.14% 5.05%
Supplemental Data
Net assets, end of period (000) ............... $ 178,343  $ 183,657  $ 192,408  $ 217,072  $ 263,934  $ 166,657
Portfolio turnover rate
(h)
..................... 59% 109% 66%
(i)
59% 77% 94%
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Portfolio turnover rate (including equity-linked notes) ....................... 154% 272% 189% 196% 180% 215%

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(i)
Excludes underlying investments in total return swaps.
See notes to financial statements.
BlackRock Multi-Asset Income Portfolio
Institutional
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of period ...........
$ 10.20  $ 9.84  $ 10.04  $ 11.54  $ 10.62  $ 10.85
Net investment income
(a)
...................
0 .31  0 .61  0 .55  0 .47  0 .49  0 .52
Net realized and unrealized gain (loss) ..........
0 .05  0 .37  ( 0 .20 ) ( 1 .36 ) 0 .91  ( 0 .24 )
Net increase (decrease) from investment operations .. 0.36  0.98  0.35  (0.89) 1.40  0.28
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .30 ) ( 0 .62 ) ( 0 .55 ) ( 0 .61 ) ( 0 .48 ) ( 0 .50 )
Return of capital ......................... —  —  —  —  —  ( 0 .01 )
Total distributions .......................... (0.30) (0.62) (0.55) (0.61) (0.48) (0.51)
Net asset value, end of period ................ $ 10.26  $ 10.20  $ 9.84  $ 10.04  $ 11.54  $ 10.62
Total Return
(c)
Based on net asset value .................... 3.58%
(d)
10.35% 3.77% (8.03)% 13.40%
(e)
2.66%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
0.66%
(g)
0.67% 0.66% 0.65% 0.65% 0.68%
Total expenses after fees waived and/or reimbursed ..
0.55%
(g)
0.56% 0.55% 0.55% 0.55% 0.55%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense and
professional fees for foreign withholding tax claims .
0.55%
(g)
0.55% 0.55% 0.55% 0.55% 0.55%
Net investment income .....................
6.06%
(g)
6.22% 5.65% 4.27% 4.36% 4.88%
Supplemental Data
Net assets, end of period (000) ................ $ 5,914,238  $ 6,025,063  $ 6,755,645  $ 8,470,092  $ 10,280,019  $ 9,311,984
Portfolio turnover rate
(h)
...................... 47% 83% 56%
(i)
57% 74% 86%
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Portfolio turnover rate (including equity-linked notes) ....................... 94% 162% 120% 130% 135% 148%

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(i)
Excludes underlying investments in total return swaps.
See notes to financial statements.
BlackRock Multi-Asset Income Portfolio
Investor A
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of period ...........
$ 10.19  $ 9.83  $ 10.03  $ 11.53  $ 10.61  $ 10.84
Net investment income
(a)
...................
0 .30  0 .59  0 .52  0 .44  0 .46  0 .49
Net realized and unrealized gain (loss) ..........
0 .05  0 .36  ( 0 .19 ) ( 1 .36 ) 0 .91  ( 0 .24 )
Net increase (decrease) from investment operations .. 0.35  0.95  0.33  (0.92) 1.37  0.25
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .29 ) ( 0 .59 ) ( 0 .53 ) ( 0 .58 ) ( 0 .45 ) ( 0 .47 )
Return of capital ......................... —  —  —  —  —  ( 0 .01 )
Total distributions .......................... (0.29) (0.59) (0.53) (0.58) (0.45) (0.48)
Net asset value, end of period ................ $ 10.25  $ 10.19  $ 9.83  $ 10.03  $ 11.53  $ 10.61
Total Return
(c)
Based on net asset value .................... 3.45%
(d)
10.08% 3.51% (8.27)% 13.13%
(e)
2.41%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
0.90%
(g)
0.91% 0.89% 0.89% 0.88% 0.90%
Total expenses after fees waived and/or reimbursed ..
0.80%
(g)
0.81% 0.80% 0.80% 0.80% 0.80%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense and
professional fees for foreign withholding tax claims .
0.80%
(g)
0.80% 0.80% 0.80% 0.80% 0.80%
Net investment income .....................
5.81%
(g)
5.98% 5.41% 4.03% 4.10% 4.64%
Supplemental Data
Net assets, end of period (000) ................ $ 3,652,732  $ 3,802,753  $ 4,118,370  $ 4,786,022  $ 5,383,460  $ 4,521,699
Portfolio turnover rate
(h)
...................... 47% 83% 56%
(i)
57% 74% 86%
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Portfolio turnover rate (including equity-linked notes) ....................... 94% 162% 120% 130% 135% 148%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(i)
Excludes underlying investments in total return swaps.
See notes to financial statements.
BlackRock Multi-Asset Income Portfolio
Investor C
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of period ...........
$ 10.18  $ 9.81  $ 10.02  $ 11.51  $ 10.59  $ 10.82
Net investment income
(a)
...................
0 .26  0 .51  0 .45  0 .36  0 .37  0 .41
Net realized and unrealized gain (loss) ..........
0 .04  0 .38  ( 0 .20 ) ( 1 .35 ) 0 .91  ( 0 .24 )
Net increase (decrease) from investment operations .. 0.30  0.89  0.25  (0.99) 1.28  0.17
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .25 ) ( 0 .52 ) ( 0 .46 ) ( 0 .50 ) ( 0 .36 ) ( 0 .39 )
Return of capital ......................... —  —  —  —  —  ( 0 .01 )
Total distributions .......................... (0.25) (0.52) (0.46) (0.50) (0.36) (0.40)
Net asset value, end of period ................ $ 10.23  $ 10.18  $ 9.81  $ 10.02  $ 11.51  $ 10.59
Total Return
(c)
Based on net asset value .................... 2.96%
(d)
9.38% 2.63% (8.89)% 12.30%
(e)
1.64%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
1.67%
(g)
1.68% 1.67% 1.66% 1.65% 1.68%
Total expenses after fees waived and/or reimbursed ..
1.55%
(g)
1.56% 1.55% 1.55% 1.55% 1.55%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense and
professional fees for foreign withholding tax claims .
1.55%
(g)
1.55% 1.55% 1.55% 1.55% 1.55%
Net investment income .....................
5.07%
(g)
5.23% 4.64% 3.26% 3.36% 3.88%
Supplemental Data
Net assets, end of period (000) ................ $ 379,314  $ 454,149  $ 666,495  $ 1,010,613  $ 1,498,142  $ 1,757,991
Portfolio turnover rate
(h)
...................... 47% 83% 56%
(i)
57% 74% 86%
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Portfolio turnover rate (including equity-linked notes) ....................... 94% 162% 120% 130% 135% 148%

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(i)
Excludes underlying investments in total return swaps.
BlackRock Multi-Asset Income Portfolio
Class K
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of period ...........
$ 10.20  $ 9.83  $ 10.04  $ 11.53  $ 10.61  $ 10.84
Net investment income
(a)
...................
0 .32  0 .62  0 .55  0 .47  0 .49  0 .52
Net realized and unrealized gain (loss) ..........
0 .03  0 .37  ( 0 .20 ) ( 1 .35 ) 0 .91  ( 0 .24 )
Net increase (decrease) from investment operations .. 0.35  0.99  0.35  (0.88) 1.40  0.28
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .30 ) ( 0 .62 ) ( 0 .56 ) ( 0 .61 ) ( 0 .48 ) ( 0 .50 )
Return of capital ......................... —  —  —  —  —  ( 0 .01 )
Total distributions .......................... (0.30) (0.62) (0.56) (0.61) (0.48) (0.51)
Net asset value, end of period ................ $ 10.25  $ 10.20  $ 9.83  $ 10.04  $ 11.53  $ 10.61
Total Return
(c)
Based on net asset value .................... 3.50%
(d)
10.52% 3.71% (7.90)% 13.47%
(e)
2.71%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
0.60%
(g)
0.61% 0.60% 0.59% 0.58% 0.60%
Total expenses after fees waived and/or reimbursed ..
0.50%
(g)
0.51% 0.50% 0.50% 0.50% 0.50%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense and
professional fees for foreign withholding tax claims .
0.50%
(g)
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income .....................
6.11%
(g)
6.28% 5.70% 4.34% 4.41% 4.93%
Supplemental Data
Net assets, end of period (000) ................ $ 664,890  $ 663,889  $ 698,375  $ 1,027,724  $ 1,109,227  $ 916,969
Portfolio turnover rate
(h)
...................... 47% 83% 56%
(i)
57% 74% 86%
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Portfolio turnover rate (including equity-linked notes) ....................... 94% 162% 120% 130% 135% 148%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

1. ORGANIZATION
BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the
Investor A Shares distribution and service plan).
(a)
 Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
 A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. Multi-Asset Income has elected to treat realized gains (losses) from certain forward foreign exchange contracts as capital gain (loss) for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Dynamic High Income Portfolio ........................................ Dynamic High Income Diversified
BlackRock Multi-Asset Income Portfolio .......................................... Multi-Asset Income Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge ("CDSC")
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2025 , if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. Distributions from net investment income are declared daily and paid monthly.
Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with
U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker (“CODM') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Equity-Linked Notes: Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange-
traded funds (the “underlying reference instrument”). In an equity-linked note, a fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, a fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. A fund must rely on the creditworthiness of the issuer for its investment returns.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:
Commitments
:
Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate a fund to make future cash payments. As of January 31, 2025, Dynamic High Income and Multi-Asset Income had outstanding commitments of GBP 73,000 and GBP 673,000, respectively. These commitments are not included in the net assets of Dynamic High Income and Multi-Asset Income as of January 31,
2025.
Securities Lending:  The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Dynamic High Income Grant Thornton Advisors LLC, Delayed Draw 1st Lien Term Loan . $ 3,176 $ 3,176 $ 3,185 $ 9
Dynamic High Income H-Food Holdings LLC, 1st Lien Term Loan ................ 4,639 4,523 4,523 –
Dynamic High Income Raven Acquisition Holdings LLC, Delayed Draw 1st Lien Term Loan 6,914 6,879 6,935 56
Dynamic High Income Signia Aerospace LLC, Delayed Draw 1st Lien Term Loan ..... 10,109 10,122 10,134 12
Dynamic High Income SWF Holdings I Corp., Delayed Draw 1st Lien Term Loan ...... 55,553 55,553 56,154 601
$ 678
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Multi-Asset Income
GrafTech Global Enterprises, Inc., Delayed Draw 1st Lien Term
Loan ......................................... $ 112,606 $ 112,607 $ 116,041 $ 3,434
Multi-Asset Income Grant Thornton Advisors LLC, Delayed Draw 1st Lien Term Loan . 23,026 23,026 23,091 65
Multi-Asset Income H-Food Holdings LLC, 1st Lien Term Loan ................ 40,420 39,414 39,410 (4)
Multi-Asset Income HP LQ Investment LP, 1st Lien Term Loan ................ 555,264 555,281 555,264 (17)
Multi-Asset Income Raven Acquisition Holdings LLC, Delayed Draw 1st Lien Term Loan 52,346 52,084 52,510 426
Multi-Asset Income Signia Aerospace LLC, Delayed Draw 1st Lien Term Loan ..... 77,980 78,097 78,175 78
Multi-Asset Income SWF Holdings I Corp., Delayed Draw 1st Lien Term Loan ...... 415,252 415,252 419,749 4,497
$ 8,479

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Multi-Asset Income
Barclays Capital, Inc. .......................... $ 14,748,200 $ (14,748,200) $ — $ —
BofA Securities, Inc. ........................... 56,465,596 (56,465,596) — —
Citigroup Global Markets, Inc. .................... 83,294,558 (83,294,558) — —
Goldman Sachs & Co. LLC ...................... 23,163,284 (23,163,284) — —
J.P. Morgan Securities LLC ...................... 3,986,000 (3,986,000) — —
National Financial Services LLC ................... 859,614 (859,614) — —
Toronto-Dominion Bank ........................ 81,866,780 (81,866,780) — —
UBS Securities LLC ........................... 21,138,794 (21,138,794) — —
$ 285,522,826 $ (285,522,826) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of  each Fund , entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, Dynamic High Income pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of Dynamic High
Income’s net assets:
For such services, Multi-Asset Income pays the Manager a monthly fee, based on the average daily net assets that are attributable to Multi-Asset Income's direct investments in fixed-income and equity securities and instruments, including ETFs advised by the Manager or other investment advisers, other investments, and cash and cash equivalents
(including money market funds, whether advised by the Manager or other investment advisers) and excludes investments in other BlackRock equity and/or fixed-income mutual funds, at the following annual rates:
With respect to each Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”), BlackRock (Singapore) Limited
(“BSL”) and BlackRock Asset Management North Asia Limited (“BAMNA”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL, BSL and BAMNA for services they provide for that portion of each Fund for which BIL, BSL and BAMNA acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees: The Trust , on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.60%
$1 billion - $3 billion ..................................................................................................... 0.56
$3 billion - $5 billion ..................................................................................................... 0.54
$5 billion - $10 billion .................................................................................................... 0.52
Greater than $10 billion ................................................................................................... 0.51
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.600%
$1 billion - $2 billion ..................................................................................................... 0.550
$2 billion - $3 billion ..................................................................................................... 0.525
Greater than $3 billion ................................................................................................... 0.500
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% — %
Investor C ................................................................................................. 0.25 0.75

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
For the six months ended January 31, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund
Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended January 31, 2025, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  six months  ended January 31, 2025, the Funds  paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended January 31, 2025, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the six months ended January 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  six months ended  January 31, 2025 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
For the six months ended January 31, 2025, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”)
through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2025, the amounts waived were as follows:
Fund Name Investor A Investor C Total
Dynamic High Income .............................................................................. $ 148,763 $ 114,899 $ 263,662
Multi-Asset Income ............................................................................... 4,727,394 2,095,655 6,823,049
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Investor A Investor C Class K Total
Dynamic High Income ............................................................. $ 80,765 $ 11,901 $ 2,298 $ 18,239 $ 113,203
Multi-Asset Income .............................................................. 604,420 378,192 41,913 66,814 1,091,339
Fund Name Institutional Investor A Total
Multi-Asset Income ................................................................................ $ 14,208 $ 8 $ 14,216
Fund Name Institutional Investor A Investor C Class K Total
Dynamic High Income ............................................................. $ 843 $ 721 $ 378 $ 170 $ 2,112
Multi-Asset Income .............................................................. 6,099 20,101 4,795 521 31,516
Fund Name Institutional Investor A Investor C Class K Total
Dynamic High Income ............................................................. $ 365,162 $ 32,432 $ 8,922 $ 2,789 $ 409,305
Multi-Asset Income .............................................................. 2,127,669 1,031,889 157,145 10,154 3,326,857
Fund Name Other Fees
Dynamic High Income ...................................................................................................... $ 2,082
Multi-Asset Income ....................................................................................................... 22,261
Fund Name Investor A Investor C
Dynamic High Income ........................................................................................... $ 2,616 $ –
Multi-Asset Income ............................................................................................ 33,385 4,993
Fund Name Amount Waived
Dynamic High Income .................................................................................................. $ 34,677
Multi-Asset Income ................................................................................................... 274,437

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

With respect to Dynamic High Income, the Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund's assets invested in affiliated equity and fixed-income mutual funds and affiliated ETFs that have a contractual management fee through June 30, 2026. With respect to Multi-Asset Income, the
Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income ETFs that have a contractual management fee through June 30, 2026. The contractual agreements may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund.  These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of
Operations. For the six months ended January 31, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the
Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended January 31, 2025, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the six months ended January 31, 2025, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Fund Name Amount Waived
Dynamic High Income ...................................................................................................... $ 261,876
Multi-Asset Income ....................................................................................................... 1,947,765
Fund Name Institutional Investor A Investor C Class K
Dynamic High Income ................................................................... 0.65% 0.90% 1.65% 0.60%
Multi-Asset Income .................................................................... 0.55 0.80 1.55 0.50
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
Dynamic High Income ........................................................................................................ $ 414,398
Multi-Asset Income ......................................................................................................... 1,683,943
Fund Name/Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Dynamic High Income
Institutional .................................................................................... $ 80,765 $ 162,174
Investor A ..................................................................................... 11,852 2,608
Investor C ..................................................................................... 2,298 3,280
Class K ...................................................................................... 18,239 2,789
$ 113,154 $ 170,851
Multi-Asset Income
Institutional .................................................................................... 604,420 612,483
Investor A ..................................................................................... 378,192 84,486
Investor C ..................................................................................... 41,913 52,359
Class K ...................................................................................... 66,814 10,154
$ 1,091,339 $ 759,482

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended January 31, 2025, each Fund paid BIM the following amounts for securities lending agent services:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Dynamic High Income is currently permitted to borrow and lend, and Multi-Asset Income is currently permitted to borrow under the Interfund Lending
Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended January 31, 2025, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds' Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended January 31, 2025, the purchase and sale transactions and any net realized gains (losses)
with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended January 31, 2025, purchases and sales of investments, excluding short-term securities and equity linked notes, were as follows:
For the six months ended January 31, 2025, purchases and sales related to equity-linked notes were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Fund Name Amounts
Dynamic High Income ...................................................................................................... $ 16 8
Multi-Asset Income ....................................................................................................... 258, 396
Fund Name Purchases Sales
Net Realized
Gain (Loss)
Dynamic High Income ................................................................... $ 68,624 $ 302,755 $ 559
Multi-Asset Income .................................................................... 3,817,792 3,014,225 (48,412)
Other Securities
Fund Name Purchases Sales
Dynamic High Income ................................................................................... $ 439,033,153 $ 445,250,829
Multi-Asset Income .................................................................................... 4,151,915,920 4,090,592,562
Fund Name Purchases Sales
Dynamic High Income ................................................................................... $ 1,245,540,631 $ 1,217,431,092
Multi-Asset Income .................................................................................... 5,600,238,002 5,516,363,638

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
As of July 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of January 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b)
the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR
(but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed.
These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2025, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Fund Name
Non-Expiring
Capital Loss
Carryforwards
Dynamic High Income ................................................................................................... $ (215,213,811)
Multi-Asset Income .................................................................................................... (1,930,908,590)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Dynamic High Income .............................................. $ 1,232,687,259 $ 51,365,082 $ (28,435,802) $ 22,929,280
Multi-Asset Income ................................................ 11,107,878,576 551,374,232 (317,426,579) 233,947,653

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Six Months Ended
01/31/25
Year Ended
07/31/24
Fund Name/Share Class
Shares Amount Shares Amount
Dynamic High Income
Institutional
Shares sold ..........................................
15,664,506 $ 137,247,555 20,048,338 $ 166,520,807
Shares issued in reinvestment of distributions .....................
3,196,769 28,026,639 5,936,808 49,314,489
Shares redeemed ......................................
(11,983,281) (104,996,877) (39,814,824) (330,069,651)
6,877,994 $ 60,277,317 (13,829,678) $ (114,234,355)
Investor A
Shares sold and automatic conversion of shares ....................
1,261,888 $ 11,023,547 1,748,676 $ 14,471,426
Shares issued in reinvestment of distributions .....................
457,787 4,016,130 905,143 7,522,040
Shares redeemed ......................................
(1,801,787) (15,788,603) (4,958,433) (41,038,269)
(82,112) $ (748,926) (2,304,614) $ (19,044,803)
Investor C
Shares sold ..........................................
36,108 $ 316,792 56,415 $ 470,183
Shares issued in reinvestment of distributions .....................
87,226 764,162 179,071 1,485,765
Shares redeemed and automatic conversion of shares ...............
(472,201) (4,129,662) (908,573) (7,480,162)
(348,867) $ (3,048,708) (673,087) $ (5,524,214)

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

As of January 31, 2025, BlackRock HoldCo 2, Inc., an affiliate of the Fund, owned 22,548 Class K Shares of Dynamic High Income.
12. SUBSEQUENT EVENTS
Management's evaluation of the impact of all subsequent events on the Funds' financial statements was completed through the date the financial statements were issued and the following item was noted:
Effective March 3, 2025, the Interfund Lending Program was discontinued.
d
Six Months Ended
01/31/25
Year Ended
07/31/24
Fund Name/Share Class
Shares Amount Shares Amount
Class K
Shares sold ..........................................
687,016 $ 6,028,915 1,148,900 $ 9,536,561
Shares issued in reinvestment of distributions .....................
825,431 7,242,669 1,591,766 13,238,300
Shares redeemed ......................................
(2,404,484) (21,075,673) (4,769,498) (39,382,897)
(892,037) $ (7,804,089) (2,028,832) $ (16,608,036)
5,554,978 $ 48,675,594 (18,836,211) $ (155,411,408)
Multi-Asset Income
Institutional
Shares sold ..........................................
42,775,413 $ 439,284,448 94,646,722 $ 927,041,457
Shares issued in reinvestment of distributions .....................
15,445,103 158,883,652 35,748,490 351,191,503
Shares redeemed ......................................
(72,225,415) (741,165,052) (226,561,012) (2,214,009,505)
(14,004,899) $ (142,996,952) (96,165,800) $ (935,776,545)
Investor A
Shares sold and automatic conversion of shares ....................
21,222,576 $ 217,631,076 39,910,243 $ 390,626,503
Shares issued in reinvestment of distributions .....................
9,703,006 99,720,463 22,324,956 219,168,405
Shares redeemed ......................................
(47,589,796) (487,935,742) (108,195,474) (1,057,472,883)
(16,664,214) $ (170,584,203) (45,960,275) $ (447,677,975)
Investor C
Shares sold ..........................................
1,165,131 $ 11,947,408 2,133,493 $ 20,934,819
Shares issued in reinvestment of distributions .....................
964,877 9,906,329 2,840,503 27,791,890
Shares redeemed and automatic conversion of shares ...............
(9,684,499) (99,220,322) (28,262,613) (275,702,330)
(7,554,491) $ (77,366,585) (23,288,617) $ (226,975,621)
Class K
Shares sold ..........................................
5,174,905 $ 53,156,681 10,642,541 $ 104,276,786
Shares issued in reinvestment of distributions .....................
1,824,739 18,764,378 4,078,061 40,055,364
Shares redeemed ......................................
(7,255,414) (74,360,452) (20,639,825) (201,513,998)
(255,770) $ (2,439,393) (5,919,223) $ (57,181,848)
(38,479,374) $ (393,387,133) (171,333,915) $ (1,667,611,989)

Additional Information

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock (Singapore) Limited
079912 Singapore
BlackRock Asset Management North Asia Limited
Hong Kong
BlackRock International Limited
Edinburgh, EH3 8JB
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
SGD Singapore Dollar
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
JSC Joint Stock Company
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report.
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
              <<section302>>
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
<<section906>>
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds II

Date: March 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds II

Date: March 24, 2025

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: March 24, 2025